UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23345

Name of Fund: BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
                                   BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock U.S. Government Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks.
While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.
Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(19.96)% (10.62)%
U.S. small cap equities
(Russell 2000
®
Index)
(23.43) (25.20)
International equities (MSCI
Europe, Australasia, Far
East Index)
(19.57) (17.77)
Emerging market equities
(MSCI Emerging Markets
Index)
(17.63) (25.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.15 0.18
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(11.34) (10.94)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(10.35) (10.29)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(8.98) (8.57)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(14.19) (12.82)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Investment Objective
BlackRock Advantage Large Cap Core Portfolio’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
U.S. equities started the period on a downward trend amid both inflationary pressures and policy normalization concerns. The relatively orderly market reaction to 40-year high inflation figures soon turned disorderly as Russia invaded Ukraine in February 2022. This extended the drawdown from January as a surge in commodity prices weighed on global markets and already stretched supply chains, adding to inflation fears. Further, China’s COVID policy resulted in rolling lockdowns which adversely impacted industrial production. Investors believed central banks were late in responding to rising prices, leading shorter duration rates higher and resulting in a brief yield curve inversion. This historically adverse signal for economic growth increased the prevailing cautious tone, with investors starting to price in stagflation amid worries that policy error would stifle growth. Persistent inflation alongside the Fed raising its benchmark overnight lending rate by 75 basis points in June had economic growth as the dominant market concern at the end of the period.
Positive contributions to the Fund’s relative performance were led by stock selection driven by sentiment and fundamental value measures. Within sentiment measures, trend-based insights performed well amid the evolving market environment. This is highlighted by strength from a measure looking across bond markets, which drove an underweight to communications services stocks, given the sharp rise in rates during the period. Additionally, stock selection based on a measure analyzing text from conference calls contributed, correctly positioning the portfolio around communication services stocks. Within fundamental value measures, several insights were rewarded as markets contended with the new inflationary environment, correctly capturing the market’s pivot towards value styles. More traditional insights, such as evaluating companies across earnings yield and research expenditures, motivated overweights to recent laggards, driving gains through positioning in health care and industrials.
Finally, insights that preferred lower volatility stocks also performed well amid increased market volatility in the period.
Conversely, non-traditional quality insights, which tend to have a growth orientation, struggled amid the sustained preference for value styles. These included insights related to environmental, social and governance (“ESG”) factors, such as one that evaluates company controversies which motivated an unsuccessful overweight to information technology. Additionally, measures that look at carbon emissions intensity and seek to evaluate corporate culture with respect to human capital detracted from performance, given the market’s prevailing value style preference. Elsewhere within quality measures, insights that look at key performance indicators and dividend forecasts detracted, as investors contended with broader macro themes rather than focusing on company results. Finally, measures that look toward informed investor positioning and avoid highly shorted stocks detracted amid the market volatility, positioning the portfolio with an overweight to the financials sector, which lagged given increasing economic growth concerns.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities with enhanced measures to best identify emerging trends, such as sentiment around supply chain disruptions, wage inflation, consumer behavior changes and business sensitivity to the conflict in Ukraine. Additionally, new macro thematic insights were added that use historical observations of stagflation and policy normalization to motivate top-down positioning.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweights to information technology and financials and slight underweights in communication services and consumer discretionary.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Advantage Large Cap Core Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Advantage Large Cap Core Portfolio
(b)
.......................................... (21.51)% (13.03)% 10.58% 12.50%
Russell 1000
®
Index
(c)
............................................................ (20.94) (13.04) 11.00 12.82
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core Portfolio.”
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities.
(c)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 784.90 $ 2.21 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 26.7%
Health Care ..................................... 15.7
Financials ....................................... 11.9
Consumer Discretionary ............................. 9.4
Industrials ....................................... 9.2
Communication Services ............................. 7.4
Consumer Staples ................................. 7.1
Energy ......................................... 4.3
Materials ....................................... 2.6
Real Estate ...................................... 2.4
Utilities ......................................... 2.3
Short-Term Securities ............................... 2.2
Liabilities in Excess of Other Assets ..................... (1.2)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Investment Objective
BlackRock Capital Appreciation Portfolio’s (the “Fund”) investment objective is to seek long term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Growth Index, and the broad-market S&P 500
®
Index. The
following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
The largest detractor from relative performance was stock selection in the information technology (“IT”) sector. Notably, stock selection among semiconductors & semiconductor equipment companies proved costly, as did an underweight allocation to the technology, hardware, storage & peripherals industry. In communication services, a combination of stock selection within and an overweight allocation to the interactive media & services and entertainment industries weighed on relative return. Other meaningful detractors during the period included a combination of stock selection within and an underweight allocation to consumer staples and selection decisions in the health care sector.
The largest contributor to relative performance was an overweight allocation to the energy sector. Notably, an overweight to the oil & gas exploration & production sub-industry proved beneficial. In materials, stock selection in the chemicals industry boosted relative results. At the industry level, other contributors during the period included stock selection in the health care providers & services industry and an underweight allocation to specialty retail companies.
Describe recent portfolio activity.
Portfolio trading activity and market price changes resulted in increased exposure to the health care and energy sectors and reduced allocations to communication services and industrials.
Describe portfolio positioning at period end.
At period end, the Fund’s largest allocations were in the IT, consumer discretionary and health care sectors. Relative to the benchmark Russell 1000
®
Growth Index, the
Fund’s largest overweight positions were in the health care, consumer discretionary and materials sectors. Conversely, the Fund’s largest underweight allocations were in the consumer staples, industrials and IT sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Capital Appreciation Portfolio
(b)
............................................... (33.52)% (29.00)% 11.78% 13.20%
S&P 500
®
Index
(c)
............................................................... (19.96) (10.62) 11.31 12.96
Russell 1000
®
Growth Index
(d)
...................................................... (28.07) (18.77) 14.29 14.80
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Capital Appreciation Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 664.80 $ 2.02 $ 1,000.00 $ 1,022.36 $ 2.46 0.49%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 40.0%
Consumer Discretionary ............................. 17.9
Health Care ..................................... 16.8
Communication Services ............................. 10.0
Financials ....................................... 4.6
Materials ....................................... 3.4
Energy ......................................... 2.3
Industrials ....................................... 2.2
Real Estate ...................................... 1.3
Consumer Staples ................................. 0.6
Short-Term Securities ............................... 1.1
Liabilities in Excess of Other Assets ..................... (0.2)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Allocation Portfolio
Investment Objective
BlackRock Global Allocation Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex-US)
Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), and
outperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the
Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the
Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
Within equities, security selection within industrials, materials, health care and financials detracted from performance. Overweight allocations to and security selection within both information technology and consumer discretionary negatively impacted returns. An underweight to and security selection within consumer staples also detracted.
Within fixed income, an underweight to developed market government bonds relative to the reference benchmark, notably U.S. Treasuries and Japanese government bonds, negatively impacted performance.
Within equities, an overweight to energy positively impacted performance. Tactical short positioning on U.S. index futures, implemented to help manage the overall beta
(market sensitivity) of the portfolio, contributed to returns. Security selection within communication services was also additive. Within fixed income, exposure to bank loans early in the period positively impacted returns. Exposure to cash and cash equivalents, largely held in lieu of fixed income (i.e., as fixed income with zero duration and corresponding sensitivity to changes in interest rates) and as a hedge against equities, added to performance. More broadly, the Fund’s overall short duration positioning in contributed positively in a rising rate environment. Currency management, notably underweights to the euro and Japanese yen and an overweight to the U.S. dollar, also contributed to returns.
Describe recent portfolio activity.
During the six-month period, the Fund’s overall equity exposure decreased from 69% to 53% of net assets. Within equities, the Fund decreased exposure to the U.S., continental Europe, particularly the Netherlands and Germany, as well as to Japan. From a sector perspective, the Fund increased exposure to energy, and decreased exposure to information technology, consumer discretionary, industrials, financials, health care and communication services. The Fund’s allocation to fixed income decreased from 22% to 19% of net assets. Within fixed income, the Fund decreased exposure to high yield corporate bonds, non-U.S. government debt and bank loans, and increased exposure to investment grade corporate bonds. The Fund’s total portfolio duration was tactically managed over the period and ended the period at 0.8 years, up from 0.5 years at the beginning of the period. The Fund’s allocation to commodity-related securities remained unchanged at less than 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 9% to 28% of net assets. During the six-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was underweight in equities and fixed income, with modest exposure to commodity-related assets and an overweight to cash equivalents. Within equities, the Fund was overweight to China and Germany, and underweight to Japan, Australia and the United States. From a sector perspective, the
Fund was overweight to energy, materials and consumer discretionary, and underweight to consumer staples, financials, information technology, real estate, industrials and utilities. Within fixed income, the Fund was underweight in developed market government bonds and overweight in corporate credit, securitized debt and floating rate loan interest. Overall portfolio duration was 0.8 vs. a benchmark duration of 2.5 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight in the U.S. dollar and underweight in the euro and the yen.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Global Allocation Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Global Allocation Portfolio
(b)(c)
................................................ (16.56)% (16.43)% 4.53% 5.73%
FTSE World Index
(d)
............................................................. (20.11) (14.58) 7.81 9.63
Reference Benchmark
(e)
.......................................................... (16.33) (13.37) 4.86 6.09
U.S. Stocks: S&P 500
®
Index
(f)
...................................................... (19.96) (10.62) 11.31 12.96
Non U.S. Stocks: FTSE World (ex-U.S.) Index
(g)
.......................................... (18.60) (17.61) 3.24 5.66
U.S. Bonds: ICE BofA Current 5-Year U.S. Treasury Index
(h)
................................. (6.98) (8.05) 0.72 0.81
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
( i )
........................ (18.74) (21.92) (2.62) (1.71)
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(c)
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund's portfolio will include both equity and debt securities. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest.
(d)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(e)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
(f)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(g)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(h)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
( i )
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Dividend Expense Excluding Dividend Expense Annualized Expense Ratio
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Including
Dividend
Expense
(a)
Excluding
Dividend
Expense
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
Excluding
Dividend
Expense
$ 1,000.00 $ 834.40 $ 2.59 $ 2.59 $ 1,000.00 $ 1,021.97 $ 2.86 $ 1,021.97 $ 2.86 0.57% 0.57%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Allocation Portfolio
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 69.2% — %
(b)
69.2%
Germany .............................. 3.7 — 3.7
China ................................. 3.6 — 3.6
United Kingdom .......................... 3.6 — 3.6
Netherlands ............................ 2.9 — 2.9
Canada ............................... 2.5 — 2.5
France ................................ 2.5 — 2.5
Australia ............................... 1.6 — 1.6
Japan ................................ 1.2 — 1.2
South Korea ............................ 1.1 — 1.1
Other
(c)
................................ 8.1 — 8.1
Total ................................. 100.0% —% 100.0%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Money Market Overview
For the 6-Month Period Ended June 30, 2022

Money Market Overview
Market Review
During the six-month period ended June 30, 2022, monetary accommodation was removed at an accelerated pace and a strong disparity between supply and demand at the front-end of the market continued. The United States saw inflation increase at its fastest pace in four decades throughout the period, with the Consumer Price Index (“CPI”)
increasing 9.1% on an annualized basis in June 2022. During its meeting on March 16th, the Federal Open Market Committee (the “FOMC”, or “the Committee”) raised the range for the Federal Funds target rate - for the first time since December 2018 – from 0.00% - 0.25% to 0.25% - 0.50%.
Responding to increasing inflation at home, the FOMC raised the Federal Funds target rate at each meeting during the second quarter. The Committee elected to increase the Federal Funds target rate by 0.50% at its May 2022 meeting, and another 0.75% at its June 2022 meeting, bringing the target rate to 1.50% - 1.75% as of June 30, 2022.
In a statement released in conjunction with the June 15th FOMC meeting, the Committee reiterated that it is “highly attentive to inflation risks,” and added that it is “strongly committed to returning inflation to its 2.00% objective.”
According to the updated “dot plot” median Federal Funds rate forecast accompanying the June 2022 meeting, the FOMC penciled in an additional 1.50% of rate hikes for
2022 relative to the March 2022 dot plot, bringing the median projection to 3.40%. The June “dot plot” also showed the median Federal Funds rate topping out at 3.80% in
2023, reflecting an additional 1.00% of rate hikes relative to the March 2022 projections. Also, an easing of monetary policy is forecasted for 2024, with the median Federal
Funds rate projected to decline to 3.40%.
The Fed median economic growth forecasts declined relative to the March 2022 projections, while the median core inflation projections for 2022 and 2023 moved higher.
Projected median unemployment levels also moved higher over the forecast horizon. Net new U.S. Treasury bill (“T-bill”) supply contracted $246.1 billion during the period, further exacerbating the supply and demand imbalance in the money market space and resulting in a distorted yield curve at the end of the period. T-bill tenors between
1-month and 1-year dramatically rose despite this dynamic as markets priced in several rate hikes during the first half of the year. Yields on the 1-month and 12-month T-bills rose by 1.00% and 2.40%, respectively, to 1.02% and 2.78% on June 30, 2022.
As the large unevenness between supply and demand persisted throughout the period, daily utilization of the Fed’s overnight reverse repurchase agreement program (“RRP”)
continued to climb, peaking at $2.33 trillion in late June 2022. A defensive posture by investors arguably contributed to softness in rates on repurchase agreements (“repo”)
during the period. The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— regularly printed below the lower bound of the range for the Federal Funds beginning in early May 2022. Industry-wide money market mutual funds (“MMFs”) experienced net outflows of $228 billion during the six-month period ended June 30, 2022. Of this, assets of government and prime MMFs fell by $232 billion and $13 billion, respectively, while assets municipal MMFs grew by nearly $17 billion.
Outlook
An outlook for persistently elevated inflation suggests increases in the target range for the Federal Funds rate by the FOMC of at least 0.50% are possible at the next few
FOMC meetings. Forecasts by the FOMC and futures contracts for Federal Funds suggest that monetary policy could become restrictive later this year. Defensive positioning by investors and insufficient supply of T-bills and similar investments will likely contribute to generally depressed levels on repurchase agreements and elevated usage of the Fed’s RRP facility by eligible counterparties.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Investment Objective
BlackRock Government Money Market Portfolio’s (the “Fund”) investment objective is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Portfolio Information
Expense Example
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market Portfolio ..... 0.95% 0.95%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
–% –%
Asset Type
Percent of
Net Assets
–% –%
Repurchase Agreements ............................... 44.3%
U.S. Government Sponsored Agency Obligations .............. 30.5
U.S. Treasury Obligations .............................. 21.4
Other Assets Less Liabilities ............................ 3.8
–% –%
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,000.70 $ 1.44 $ 1,000.00 $ 1,023.36 $ 1.45 0.29%
(a)
Expenses are equal to the annualized expense ratio for the class , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of June 30, 2022

Fund Summary
BlackRock High Yield Portfolio
Investment Objective
BlackRock High Yield Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ended June 30, 2022, the Fund outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield bonds experienced sharply negative returns in the period, as persistent inflation, aggressive rate hiking by the Fed and rising fears of recession weighed on credit sentiment.
During the period, security selection within the independent energy sector and underweight allocations to the retail and pharmaceutical sectors contributed positively to performance relative to the benchmark. By credit rating, an underweight allocation to BB-rated names was additive. An out-of-benchmark allocation to U.S. Treasuries also contributed to performance.
From a sector perspective, security selection within the technology, midstream energy and wireline sectors detracted from relative performance. By credit rating, the Fund’s overweight allocation to the CCC-rated bucket and to BBB-rated credit weighed on return.
Describe recent portfolio activity.
While key positioning themes remained broadly consistent, the Fund tactically navigated sector- and issuer-level positioning to take advantage of market opportunities.
During the period, the Fund increased its exposure to the metals & mining, packaging and wireline sectors while reduced risk within the health care, pharmaceuticals and other industry sectors. The Fund decreased its exposure to equities and its tactical allocation to liquid, indexed high yield products during the period. Additionally, the Fund maintained a tactical exposure to investment grade corporate bonds.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund was underweight in BB rated debt and overweight in select CCCs. With that said, the portfolio remained underweight in the highest-yielding portion of the market that contains a larger concentration of stressed assets. The leading sector overweights were in technology, independent energy and property & casualty, while underweight sectors included retail, media & entertainment and finance companies. The Fund also continued to hold tactical exposure to investment grade bonds of 4.1% along with out-of-benchmark allocations to equities and liquid high yield products.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock High Yield Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock High Yield Portfolio
(c)
........................... 7.00% 5.95% (13.76)% (12.32)% 2.64% 4.71%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
.. — — (14.19) (12.82) 2.09 4.47
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio
(the "Predecessor Fund"), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds.
(d)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 862.40 $ 2.31 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ 0.2%
BBB/Baa ....................................... 7.0
BB/Ba ......................................... 43.4
B ............................................ 30.7
CCC/Caa ....................................... 15.8
NR ........................................... 2.9
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.

Fund Summary
as of June 30, 2022

Fund Summary
BlackRock Sustainable Balanced Portfolio
Investment Objective
BlackRock Sustainable Balanced Portfolio’s (formerly known as BlackRock Balanced Capital Portfolio) (the “Fund”) investment objective is to seek high total investment return.
On November 9, 2021, the Board of Directors of BlackRock Series Fund, Inc. approved a proposal to change the name of the Fund from BlackRock Balanced Capital Portfolio to BlackRock Sustainable Balanced Portfolio and certain changes to the Fund’s investment strategy and process. These changes became effective on April 8, 2022.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its blended reference benchmark (60% MSCI All Country World Index/40% Bloomberg U.S.
Aggregate Bond Index). For the same period, the Fund outperformed its former blended reference benchmark (60% Russell 1000
®
Index/40% Bloomberg U.S. Aggregate
Bond Index). The change to the reference benchmark was implemented on April 8, 2022.
What factors influenced performance?
An overweight allocation to equities weighed on return as markets sold off in the period. The underlying fixed income strategy, which consisted of a fundamental security selection strategy until April 8, 2022, and a systematic security selection strategy afterwards, detracted from performance. While the fundamental strategy delivered a modest positive contribution, this was outweighed by underperformance by the systematic strategy over the final months of the period.
Positive contributions to the Fund’s relative performance were highlighted by an underweight stance with respect to duration and corresponding interest rate sensitivity, as
Treasury yields moved higher with increasingly hawkish rhetoric from the Fed. Security selection within equities also contributed to performance for the period. The underlying equity strategy, which was limited to U.S. stocks until April 8, 2022, weighed on returns for the first few months of the reporting period. However, security selection within the global equity strategy implemented subsequently added to performance late in the period, offsetting the prior underperformance.
At period end, the Fund held approximately 10% in unencumbered cash, given the Fund’s underweight duration stance. A preference for cash versus fixed income contributed to return given the significant selloff in bond markets.
Describe recent portfolio activity.
The Fund entered the reporting period with an overweight to equities (expressed via an overweight to U.S. equities) and an underweight to U.S. duration. This broad positioning was maintained over the period. The Fund moved to further underweight U.S. duration in March 2022, on the view that the market’s initial pricing in of a more dovish policy path for the Fed in response to the conflict in Ukraine was misguided given the prevailing inflationary environment.
On April 8, 2022, the Fund underwent several changes, including moving from a U.S. equity benchmark for the equity component of the blended benchmark (Russell 1000
®
Index) to a global equity benchmark (MSCI All Country World Index). The Fund retained its underweight toward a U.S. duration stance but given the expanded equity opportunity set the Fund pivoted its equity overweight from being expressed through an overweight to U.S. equities to being expressed primarily through an overweight to
Japan equities, on the view that looser monetary policy and prior underperformance versus developed market peers made it an attractive market. The Fund also initiated smaller positions in Europe, namely the U.K., Italy and Spain on the view that the loosening of COVID precautions would support European nominal growth while increased spending on defense and the green transition provides a further tailwind to European equities.
Describe portfolio positioning at period end.
The Fund was positioned in recognition that global economic uncertainty remained elevated despite an easing in concerns that the war in Ukraine would escalate to a direct conflict between Russia and NATO. In addition, given persistent inflationary pressures and uncertainty around the scope of future central bank policy tightening the Fund maintained an underweight duration stance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Balanced Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Sustainable Balanced Portfolio
(b)
.............................................. (16.44)% (10.76)% 7.51% 8.99%
60% Russell 1000
®
Index/40% Bloomberg U.S. Aggregate Bond Index
(c) (d)
....................... (16.73) (11.71) 7.21 8.43
Russell 1000
®
Index
(e )
............................................................ (20.94) (13.04) 11.00 12.82
Bloomberg U.S. Aggregate Bond Index
(f )
.............................................. (10.35) (10.29) 0.88 1.54
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
(g )
................. (16.28) (13.43) 4.83 6.04
MSCI All Country World Index
( h )
..................................................... (20.18) (15.75) 7.00 8.76
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests in a combination of equity securities, fixed-income securities and derivatives. The Fund's total returns prior to April 8, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name "BlackRock Balanced Capital Portfolio".
(c)
A customized weighted index comprised of the returns of the Russell 1000
®
Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).
(d)
Effective April 8, 2022, the Fund replaced its customized weighted benchmark index comprised of the returns of the Russell 1000
®
Index (60%) and the Bloomberg U.S. Aggregate Bond Index
(40%) as a performance benchmark against which the Fund measures its performance with a customized weighted benchmark index comprised of the returns of the MSCI All Country World
Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) to align with the new global equity strategy.
(e)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
(f)
Bloomberg U.S. Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(g)
A customized weighted index comprised of the returns of the MSCI All Country World Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).
(h)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
$ 1,000.00 $ 835.60 $ 2.23 $ 2.14 $ 1,000.00 $ 1,022.36 $ 2.46 $ 1,022.46 $ 2.36 0.49% 0.47%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 55.3%
Corporate Bonds ................................... 22.5
U.S. Treasury Obligations ............................. 10.5
U.S. Government Sponsored Agency Securities .............. 8.6
Investment Companies ............................... 2.0
Preferred Stocks ................................... 0.6
Asset-Backed Securities .............................. 0.3
Non-Agency Mortgage-Backed Securities .................. 0.2
Floating Rate Loan Interests ........................... 0.0
(b)
Other Interests .................................... 0.0
(b)
(a)
Excludes short-term securities and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of June 30, 2022

Fund Summary
BlackRock U.S. Government Bond Portfolio
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed the benchmark, the Bloomberg U.S. Government/Mortgage Index.
What factors influenced performance?
Detractors from the Fund’s performance relative to the benchmark included allocations to commercial mortgage-backed securities, specifically single-asset, single-borrower and interest-only tranches. Interest rate volatility strategies along with an allocation to Treasury inflation-protected securities (“TIPS”) early in the period also weighed on return.
Allocations to nominal core European interest rates proved additive. Positions in well-structured agency mortgage-backed securities (“MBS”) and collateralized mortgage obligations with seasoned collateral that was favorable from a prepayment perspective also contributed. Finally, active management of duration and corresponding interest rate sensitivity aided return.
Describe recent portfolio activity.
The Fund was tactical in its duration and yield curve positioning during the period. Allocations to TIPS were reduced and an overweight to agency MBS built into the end of
June 2022 based on valuation. Within agency MBS, positioning was shifted from generic TBA (“to-be-announced”) securities and into specified pools along with an increase in GNMA collateral relative to conventional on the expectation of faster prepayments on generic pools. The Fund was also tactical in securitized assets, adding exposures marginally as spreads widened since the beginning of 2022.
The Fund’s cash position averaged 13.6% during the period due to a more defensive stance on risk amid decoupling correlations across assets given a notable shift in global monetary policy. The Fund’s cash position did not have a material impact on performance over the six months.
Describe portfolio positioning at period end.
The Fund had a defensive posture given the increased macro uncertainty, including the volatile geopolitical environment, the elevated inflation and commodity complex backdrop, and global monetary policy tightening. Within agency MBS, nominal spreads are sitting at decade wides, excluding the March 2020 pandemic onset. As such, the
Fund is positioned constructively on agency MBS overall on the view that it is poised to benefit from a reprieve in interest rate volatility. The Fund closed the period modestly underweight duration.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock U.S. Government Bond Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock U.S. Government Bond Portfolio
(c)
.................. 2.34% 1.82% (9.33)% (9.43)% 0.57% 1.00%
Bloomberg U.S. Government/Mortgage Index
(d)
............... — — (8.93) (8.91) 0.62 1.10
Bloomberg U.S. Mortgage-Backed Securities Index
(e)
.......... — — (8.78) (9.03) 0.36 1.18
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government
Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund, under normal circumstances, will invest at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies.
(d)
Bloomberg U.S. Government/Mortgage Index, that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie
Mae and Freddie Mac.
(e)
Bloomberg U.S. Mortgage-Backed Securities Index, an unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 906.70 $ 2.36 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 56.2%
U.S. Treasury Obligations ............................. 32.4
Non-Agency Mortgage-Backed Securities .................. 9.3
Asset-Backed Securities .............................. 2.1
Foreign Government Obligations ........................ 0.0
(b)
Other Interests .................................... 0.0
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure Of Expenses / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if  the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co. (The)
(a)
.................. 3,418 $ 467,309
Curtiss-Wright Corp. ................. 3,665 484,000
General Dynamics Corp. .............. 9,660 2,137,275
HEICO Corp. ..................... 1,562 204,810
HEICO Corp., Class A ................ 4,769 502,557
Lockheed Martin Corp. ............... 2,560 1,100,697
Northrop Grumman Corp. ............. 321 153,621
5,050,269
Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc. . 2,575 250,959
FedEx Corp. ...................... 583 132,172
United Parcel Service, Inc., Class B ...... 5,972 1,090,129
1,473,260
Airlines — 0.0%
Alaska Air Group, Inc.
(a)
............... 435 17,422
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)
(a)
...... 1,808 19,364
Automobiles — 1.9%
(a)
General Motors Co. ................. 17,453 554,307
Tesla, Inc. ........................ 4,046 2,724,658
3,278,965
Banks — 4.8%
Bank of America Corp. ............... 81,207 2,527,974
Citigroup, Inc. ..................... 15,255 701,577
Huntington Bancshares, Inc. ........... 1,536 18,478
JPMorgan Chase & Co. .............. 22,749 2,561,765
Pinnacle Financial Partners, Inc. ......... 5,995 433,499
PNC Financial Services Group, Inc. (The) .. 2,008 316,802
Regions Financial Corp. .............. 31,569 591,919
Truist Financial Corp. ................ 1,016 48,189
US Bancorp ...................... 6,346 292,043
Wells Fargo & Co. .................. 18,724 733,419
8,225,665
Beverages — 2.1%
Brown-Forman Corp., Class B .......... 27,134 1,903,721
Keurig Dr Pepper, Inc. ............... 10,130 358,501
PepsiCo, Inc. ..................... 8,546 1,424,276
3,686,498
Biotechnology — 1.2%
AbbVie, Inc. ...................... 3,486 533,916
Amgen, Inc. ...................... 4,494 1,093,390
Biogen, Inc.
(a)
..................... 1,774 361,790
Exelixis , Inc.
(a)
..................... 3,526 73,411
Novavax , Inc.
(a)
.................... 390 20,058
2,082,565
Building Products — 0.6%
Builders FirstSource , Inc.
(a)
............ 2,270 121,899
Masco Corp. ...................... 9,838 497,803
Owens Corning .................... 6,264 465,478
1,085,180
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The) ..... 21,083 879,372
Blackstone, Inc. .................... 161 14,688
Charles Schwab Corp. (The) ........... 10,157 641,719
CME Group, Inc. ................... 1,268 259,560
Goldman Sachs Group, Inc. (The) ....... 466 138,412
Intercontinental Exchange, Inc. ......... 1,607 151,122
Moody's Corp. ..................... 228 62,009
Security
Shares
Shares Value
Capital Markets (continued)
State Street Corp. .................. 1,251 $ 77,124
Stifel Financial Corp. ................ 2,900 162,458
2,386,464
Chemicals — 2.4%
CF Industries Holdings, Inc. ............ 896 76,814
Corteva , Inc. ...................... 2,089 113,098
Ecolab, Inc. ...................... 9,550 1,468,408
FMC Corp. ....................... 2,261 241,950
Huntsman Corp. ................... 3,837 108,779
Linde plc ........................ 5,559 1,598,379
LyondellBasell Industries NV, Class A
(b)
.... 2,415 211,216
Mosaic Co. (The) ................... 3,938 185,992
PPG Industries, Inc. ................. 1,432 163,735
4,168,371
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 1,685 230,087
Communications Equipment — 0.4%
Ciena Corp.
(a)
..................... 2,731 124,807
Juniper Networks, Inc.
(b)
.............. 19,988 569,658
694,465
Consumer Finance — 1.3%
Ally Financial, Inc. .................. 5,232 175,324
American Express Co. ............... 8,461 1,172,864
Capital One Financial Corp. ............ 4,820 502,196
Discover Financial Services
(b)
........... 2,497 236,166
Synchrony Financial ................. 4,768 131,692
2,218,242
Diversified Consumer Services — 0.0%
Service Corp. International ............ 869 60,065
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B
(a)
...... 6,224 1,699,277
Voya Financial, Inc. ................. 24,606 1,464,795
3,164,072
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.
(a)
.......... 2,975 111,741
Electric Utilities — 0.8%
Entergy Corp. ..................... 3,020 340,173
NextEra Energy, Inc. ................ 9,012 698,069
NRG Energy, Inc. ................... 10,789 411,816
1,450,058
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 2,582 283,736
Eaton Corp. plc .................... 7,986 1,006,156
1,289,892
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc. ....................... 606 25,985
TE Connectivity Ltd. ................. 642 72,643
98,628
Energy Equipment & Services — 0.7%
Halliburton Co. .................... 22,454 704,158
Schlumberger NV .................. 15,095 539,797
1,243,955
Entertainment — 0.4%
Electronic Arts, Inc. ................. 1,335 162,403
ROBLOX Corp., Class A
(a)
............. 1,525 50,112
Spotify Technology SA
(a)
.............. 804 75,439
Walt Disney Co. (The)
(a)
.............. 4,383 413,755

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
.......... 3,533 $ 47,413
749,122
Equity Real Estate Investment Trusts (REITs) — 2.3%
Crown Castle International Corp. ........ 6,268 1,055,406
Equinix , Inc. ...................... 731 480,282
Equity Residential .................. 2,582 186,472
Essex Property Trust, Inc. ............. 103 26,936
Extra Space Storage, Inc. ............. 193 32,833
Lamar Advertising Co., Class A ......... 750 65,977
Mid-America Apartment Communities, Inc. .. 2,925 510,910
Prologis, Inc. ...................... 10,062 1,183,794
SBA Communications Corp. ........... 1,112 355,896
Simon Property Group, Inc. ............ 847 80,397
3,978,903
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. .............. 4,033 1,932,936
Food Products — 1.0%
Bunge Ltd. ....................... 3,529 320,045
Hershey Co. (The) .................. 2,464 530,154
McCormick & Co., Inc. (Non-Voting) ...... 5,504 458,208
Mondelez International, Inc., Class A ...... 1,873 116,294
Tyson Foods, Inc., Class A ............ 3,778 325,135
1,749,836
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories ................. 6,395 694,817
Align Technology, Inc.
(a)
............... 1,246 294,891
Boston Scientific Corp.
(a)
.............. 35,480 1,322,339
Enovis Corp.
(a)
..................... 612 33,660
IDEXX Laboratories, Inc.
(a)
............. 347 121,703
Medtronic plc ..................... 5,888 528,448
2,995,858
Health Care Providers & Services — 4.2%
AmerisourceBergen Corp. ............. 5,267 745,175
AMN Healthcare Services, Inc.
(a)
......... 299 32,804
Cigna Corp. ...................... 5,387 1,419,582
CVS Health Corp. .................. 3,803 352,386
Elevance Health, Inc. ................ 3,597 1,735,840
McKesson Corp. ................... 1,757 573,151
Molina Healthcare, Inc.
(a)
.............. 1,120 313,163
UnitedHealth Group, Inc. .............. 3,948 2,027,811
7,199,912
Hotels, Restaurants & Leisure — 1.3%
Choice Hotels International, Inc. ......... 2,641 294,815
Domino's Pizza, Inc. ................. 98 38,192
Expedia Group, Inc.
(a)
................ 272 25,794
McDonald's Corp. .................. 659 162,694
Texas Roadhouse, Inc. ............... 1,045 76,494
Travel + Leisure Co. ................. 35,364 1,372,830
Wendy's Co. (The) .................. 2,642 49,881
Yum! Brands, Inc. .................. 2,499 283,661
2,304,361
Household Durables — 0.4%
Lennar Corp., Class A ................ 583 41,143
Whirlpool Corp. .................... 4,583 709,769
750,912
Household Products — 2.3%
Colgate-Palmolive Co. ............... 19,268 1,544,137
Procter & Gamble Co. (The) ........... 17,434 2,506,835
4,050,972
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.
(a)
...... 1,341 $ 24,715
Vistra Corp. ...................... 2,125 48,556
73,271
Insurance — 2.6%
Allstate Corp. (The) ................. 2,552 323,415
Marsh & McLennan Cos., Inc. .......... 4,036 626,589
MetLife, Inc. ...................... 34,593 2,172,094
Reinsurance Group of America, Inc. ...... 2,275 266,835
Travelers Cos., Inc. (The) ............. 7,015 1,186,447
4,575,380
Interactive Media & Services — 4.9%
(a)
Alphabet, Inc., Class A ............... 1,753 3,820,243
Alphabet, Inc., Class C ............... 1,334 2,918,058
Meta Platforms, Inc., Class A ........... 11,152 1,798,260
8,536,561
Internet & Direct Marketing Retail — 2.4%
(a)
Amazon.com, Inc. .................. 38,536 4,092,909
MercadoLibre , Inc. .................. 138 87,888
4,180,797
IT Services — 3.5%
Accenture plc, Class A ............... 1,044 289,867
Automatic Data Processing, Inc. ......... 2,033 427,011
Block, Inc., Class A
(a)
................ 2,613 160,595
Cognizant Technology Solutions Corp., Class A 7,430 501,451
Fidelity National Information Services, Inc. .. 4,446 407,565
Global Payments, Inc. ............... 3,899 431,385
GoDaddy , Inc., Class A
(a)
.............. 1,394 96,967
Mastercard , Inc., Class A .............. 1,947 614,239
PayPal Holdings, Inc.
(a)
............... 8,992 628,001
Visa, Inc., Class A .................. 12,701 2,500,700
6,057,781
Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc. ............. 10,649 1,264,782
Bruker Corp. ...................... 5,603 351,644
Charles River Laboratories International, Inc.
(a)
103 22,039
Danaher Corp. .................... 4,708 1,193,572
Mettler -Toledo International, Inc.
(a)
....... 299 343,482
Syneos Health, Inc.
(a)
................ 11,040 791,347
Thermo Fisher Scientific, Inc. ........... 2,167 1,177,288
5,144,154
Machinery — 2.2%
Caterpillar, Inc. .................... 1,235 220,769
Cummins, Inc. ..................... 2,347 454,215
Deere & Co. ...................... 1,138 340,797
Illinois Tool Works, Inc. ............... 9,139 1,665,583
Otis Worldwide Corp. ................ 1,484 104,874
PACCAR, Inc. ..................... 7,965 655,838
Snap-on, Inc.
(b)
.................... 330 65,020
Stanley Black & Decker, Inc. ........... 2,806 294,237
Timken Co. (The) ................... 671 35,596
3,836,929
Media — 1.9%
Altice USA, Inc., Class A
(a)
............. 23,198 214,581
Charter Communications, Inc., Class A
(a)
... 651 305,013
Comcast Corp., Class A .............. 35,387 1,388,586
Fox Corp., Class A .................. 38,899 1,250,992
Fox Corp., Class B .................. 780 23,166
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
411 14,812
Nexstar Media Group, Inc., Class A ....... 303 49,353
3,246,503

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. .............. 8,683 $ 254,065
Multiline Retail — 0.9%
Dollar General Corp. ................ 1,576 386,814
Nordstrom, Inc.
(b)
................... 840 17,749
Target Corp. ...................... 8,092 1,142,833
1,547,396
Multi-Utilities — 1.5%
Black Hills Corp. ................... 4,702 342,165
CMS Energy Corp. .................. 17,398 1,174,365
DTE Energy Co. ................... 8,264 1,047,462
2,563,992
Oil, Gas & Consumable Fuels — 3.6%
APA Corp. ....................... 4,700 164,030
Chevron Corp. ..................... 6,357 920,367
Devon Energy Corp. ................. 3,994 220,109
EOG Resources, Inc. ................ 10,912 1,205,121
Exxon Mobil Corp. .................. 30,982 2,653,299
Marathon Oil Corp. .................. 21,455 482,308
Murphy Oil Corp. ................... 897 27,081
Occidental Petroleum Corp. ............ 2,814 165,688
Ovintiv , Inc. ....................... 3,199 141,364
Phillips 66 ........................ 964 79,038
Valero Energy Corp. ................. 1,771 188,222
6,246,627
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co. .............. 1,777 136,829
Eli Lilly & Co. ..................... 4,705 1,525,502
Johnson & Johnson ................. 15,549 2,760,103
Merck & Co., Inc. ................... 17,812 1,623,920
Perrigo Co. plc .................... 9,073 368,091
Pfizer, Inc. ....................... 32,134 1,684,786
Zoetis, Inc. ....................... 9,318 1,601,671
9,700,902
Professional Services — 0.4%
ASGN, Inc.
(a)
...................... 162 14,621
Booz Allen Hamilton Holding Corp. ....... 3,881 350,687
ManpowerGroup , Inc. ................ 985 75,264
Robert Half International, Inc. ........... 2,687 201,229
641,801
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 2,841 209,126
Road & Rail — 1.0%
CSX Corp. ....................... 14,888 432,645
JB Hunt Transport Services, Inc. ........ 213 33,541
Landstar System, Inc. ................ 2,512 365,295
Lyft, Inc., Class A
(a)
.................. 2,827 37,542
Norfolk Southern Corp. ............... 997 226,608
Old Dominion Freight Line, Inc. ......... 212 54,331
Ryder System, Inc. .................. 882 62,675
Schneider National, Inc., Class B ........ 14,923 333,977
Union Pacific Corp. ................. 549 117,091
XPO Logistics, Inc.
(a)
................ 379 18,253
1,681,958
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.
(a)
......... 5,893 450,638
Analog Devices, Inc. ................. 2,956 431,842
Applied Materials, Inc. ............... 18,662 1,697,869
Broadcom, Inc. .................... 863 419,254
Intel Corp. ....................... 54,631 2,043,746
KLA Corp. ........................ 761 242,820
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................ 1,598 $ 680,988
Lattice Semiconductor Corp.
(a)
.......... 1,354 65,669
MaxLinear , Inc.
(a)
................... 6,888 234,054
Micron Technology, Inc. ............... 1,934 106,911
Monolithic Power Systems, Inc. ......... 724 278,045
NVIDIA Corp. ..................... 13,034 1,975,824
QUALCOMM, Inc. .................. 9,224 1,178,274
Semtech Corp.
(a)
................... 433 23,802
Silicon Laboratories, Inc.
(a)
............. 5,560 779,623
Teradyne, Inc. ..................... 535 47,909
Texas Instruments, Inc. ............... 127 19,513
10,676,781
Software — 9.6%
Adobe, Inc.
(a)
...................... 2,299 841,572
Cadence Design Systems, Inc.
(a)
........ 3,022 453,391
Elastic NV
(a)
...................... 459 31,061
HubSpot , Inc.
(a)
.................... 337 101,319
Intuit, Inc. ........................ 1,089 419,744
Manhattan Associates, Inc.
(a)
........... 448 51,341
Microsoft Corp. .................... 41,036 10,539,276
Palo Alto Networks, Inc.
(a)
............. 576 284,509
Paycom Software, Inc.
(a)
.............. 625 175,075
RingCentral, Inc., Class A
(a)
............ 9,323 487,220
Roper Technologies, Inc. .............. 956 377,285
Salesforce, Inc.
(a)
................... 4,132 681,945
ServiceNow , Inc.
(a)
.................. 3,048 1,449,385
Splunk , Inc.
(a)
..................... 239 21,142
VMware, Inc., Class A ................ 616 70,212
Workday, Inc., Class A
(a)
.............. 4,194 585,398
16,569,875
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 610 105,585
AutoNation, Inc.
(a)
................... 3,569 398,871
Best Buy Co., Inc. .................. 3,462 225,688
Dick's Sporting Goods, Inc.
(b)
........... 1,050 79,139
Home Depot, Inc. (The) .............. 5,404 1,482,155
Lowe's Cos., Inc. ................... 5,232 913,873
Penske Automotive Group, Inc. ......... 2,211 231,470
TJX Cos., Inc. (The) ................. 4,086 228,203
Tractor Supply Co. .................. 531 102,934
Williams-Sonoma, Inc.
(b)
.............. 163 18,085
3,786,003
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. ....................... 70,348 9,617,978
Dell Technologies, Inc., Class C ......... 11,180 516,628
Hewlett Packard Enterprise Co. ......... 60,432 801,328
HP, Inc.
(b)
........................ 23,306 763,971
NetApp, Inc. ...................... 4,409 287,643
11,987,548
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.
(a)
...................... 575 27,985
NIKE, Inc., Class B ................. 1,319 134,802
PVH Corp. ....................... 2,235 127,171
Ralph Lauren Corp. ................. 2,906 260,523
550,481
Tobacco — 0.6%
Altria Group, Inc. ................... 18,796 785,109
Philip Morris International, Inc. .......... 2,757 272,226
1,057,335

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Trading Companies & Distributors — 0.4%
(a)
SiteOne Landscape Supply, Inc.
(b)
........ 4,248 $ 504,960
United Rentals, Inc. ................. 664 161,292
666,252
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 2,999 86,851
Total Common Stocks — 99.0%
(Cost: $180,217,075) ............................. 171,626,409
Total Long-Term Investments — 99.0%
(Cost: $180,217,075) ............................. 171,626,409
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 1,506,687 $ 1,506,687
SL Liquidity Series, LLC, Money Market Series,
1.73%
(e)
....................... 2,308,966 2,308,504
Total Short-Term Securities — 2.2%
(Cost: $3,815,373) .............................. 3,815,191
Total Investments — 101.2%
(Cost: $184,032,448 ) ............................. 175,441,600
Liabilities in Excess of Other Assets — (1.2)% ............ (2,156,354)
Net Assets — 100.0% .............................. $ 173,285,246
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,205,475 $ — $ (698,788) $ — $ — $ 1,506,687 1,506,687 $ 2,313 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,233,504 78,576 — (3,394) (182) 2,308,504 2,308,966 8,239
(b)
—
$ (3,394) $ (182) $ 3,815,191 $ 10,552 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 10 09/16/22 $ 1,895 $ (45,016)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 45,016 $ — $ — $ — $ 45,016
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (382,264) $ — $ — $ — $ (382,264)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (81,425) $ — $ — $ — $ (81,425)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,080,063

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 171,626,409 $ — $ — $ 171,626,409
Short-Term Securities
Money Market Funds ...................................... 1,506,687 — — 1,506,687
$ 173,133,096 $ — $ — $ 173,133,096
Investments valued at NAV
(a)
...................................... 2,308,504
$ —
$ 175,441,600
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (45,016) $ — $ — $ (45,016)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
TransDigm Group, Inc.
(a)
.............. 6,931 $ 3,719,660
Automobiles — 2.2%
Tesla, Inc.
(a)
....................... 5,501 3,704,483
Capital Markets — 4.6%
Blackstone, Inc. .................... 18,952 1,728,991
S&P Global, Inc. ................... 18,424 6,209,993
7,938,984
Chemicals — 2.9%
Linde plc ........................ 9,993 2,873,287
Sherwin-Williams Co. (The) ............ 9,385 2,101,396
4,974,683
Containers & Packaging — 0.5%
Ball Corp. ........................ 12,334 848,209
Electronic Equipment, Instruments & Components — 0.9%
Zebra Technologies Corp., Class A
(a)
...... 4,987 1,465,929
Equity Real Estate Investment Trusts (REITs) — 1.3%
Prologis, Inc. ...................... 18,872 2,220,291
Health Care Equipment & Supplies — 1.6%
(a)
Edwards Lifesciences Corp. ........... 18,958 1,802,716
Intuitive Surgical, Inc. ................ 5,155 1,034,660
2,837,376
Health Care Providers & Services — 3.4%
Humana, Inc. ..................... 3,582 1,676,627
UnitedHealth Group, Inc. .............. 8,151 4,186,598
5,863,225
Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc.
(a)
........... 1,558 2,036,711
Domino's Pizza, Inc. ................. 3,375 1,315,271
Evolution AB
(b)(c)
.................... 26,315 2,407,324
5,759,306
Interactive Media & Services — 9.0%
(a)
Alphabet, Inc., Class A ............... 4,881 10,636,968
Match Group, Inc. .................. 57,847 4,031,357
Meta Platforms, Inc., Class A ........... 5,644 910,095
15,578,420
Internet & Direct Marketing Retail — 7.5%
Amazon.com, Inc.
(a)
................. 121,094 12,861,394
IT Services — 7.5%
Mastercard , Inc., Class A .............. 12,928 4,078,525
MongoDB, Inc.
(a)
................... 3,477 902,282
Visa, Inc., Class A
(d)
................. 40,301 7,934,864
12,915,671
Life Sciences Tools & Services — 6.5%
Danaher Corp. .................... 17,377 4,405,417
Lonza Group AG (Registered) .......... 4,095 2,187,293
Thermo Fisher Scientific, Inc. ........... 8,437 4,583,653
11,176,363
Oil, Gas & Consumable Fuels — 2.3%
EQT Corp. ....................... 73,351 2,523,274
Hess Corp. ....................... 14,359 1,521,193
4,044,467
Personal Products — 0.6%
Olaplex Holdings, Inc.
(a)
.............. 79,246 1,116,576
Security
Shares
Shares Value
Pharmaceuticals — 5.3%
AstraZeneca plc, ADR ............... 52,547 $ 3,471,780
Eli Lilly & Co. ..................... 6,737 2,184,338
Zoetis, Inc. ....................... 19,992 3,436,425
9,092,543
Semiconductors & Semiconductor Equipment — 7.0%
ASML Holding NV (Registered), NYRS .... 9,781 4,654,582
Marvell Technology, Inc. .............. 81,587 3,551,482
NVIDIA Corp. ..................... 25,169 3,815,369
12,021,433
Software — 22.1%
Adobe, Inc.
(a)
...................... 4,692 1,717,554
Bill.com Holdings, Inc.
(a)(d)
............. 8,986 987,921
Cadence Design Systems, Inc.
(a)
........ 11,712 1,757,151
Intuit, Inc. ........................ 20,131 7,759,293
Microsoft Corp. .................... 79,256 20,355,318
ServiceNow , Inc.
(a)
.................. 11,464 5,451,361
38,028,598
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. ....................... 31,790 4,346,329
Textiles, Apparel & Luxury Goods — 4.9%
LVMH Moet Hennessy Louis Vuitton SE .... 7,817 4,790,868
NIKE, Inc., Class B ................. 35,445 3,622,479
8,413,347
Total Common Stocks — 98.1%
(Cost: $140,672,644) ............................. 168,927,287
Preferred Securities
Preferred Stocks
Interactive Media & Services — 1.0%
Bytedance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(e)(f)
............... 10,632 1,759,766
Total Preferred Stocks — 1.0%
(Cost: $1,164,993) .............................. 1,759,766
Total Long-Term Investments — 99.1%
(Cost: $141,837,637) ............................. 170,687,053
Short-Term Securities
Money Market Funds
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 1,786,193 1,786,193
SL Liquidity Series, LLC, Money Market Series,
1.73%
( i )
....................... 126,333 126,308
Total Short-Term Securities — 1.1%
(Cost: $1,912,501) .............................. 1,912,501
Total Investments — 100.2%
(Cost: $143,750,138 ) ............................. 172,599,554
Liabilities in Excess of Other Assets — (0.2)% ............ (377,192)
Net Assets — 100.0% .............................. $ 172,222,362

BlackRock Capital Appreciation Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,759,766, representing 1.02% of its net assets as of period end, and an original cost of $1,164,993.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 455,338 $ 1,330,855 $ — $ — $ — $ 1,786,193 1,786,193 $ 5,410 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 3,737,027 — (3,610,047) (672) — 126,308 126,333 3,970
(b)
—
$ (672) $ — $ 1,912,501 $ 9,380 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,719,660 $ — $ — $ 3,719,660
Automobiles .......................................... 3,704,483 — — 3,704,483
Capital Markets ........................................ 7,938,984 — — 7,938,984
Chemicals ............................................ 4,974,683 — — 4,974,683
Containers & Packaging .................................. 848,209 — — 848,209
Electronic Equipment, Instruments & Components ................. 1,465,929 — — 1,465,929
Equity Real Estate Investment Trusts (REITs) .................... 2,220,291 — — 2,220,291
Health Care Equipment & Supplies ........................... 2,837,376 — — 2,837,376
Health Care Providers & Services ............................ 5,863,225 — — 5,863,225
Hotels, Restaurants & Leisure .............................. 3,351,982 2,407,324 — 5,759,306
Interactive Media & Services ............................... 15,578,420 — — 15,578,420
Internet & Direct Marketing Retail ............................ 12,861,394 — — 12,861,394
IT Services ........................................... 12,915,671 — — 12,915,671
Life Sciences Tools & Services .............................. 8,989,070 2,187,293 — 11,176,363
Oil, Gas & Consumable Fuels ............................... 4,044,467 — — 4,044,467
Personal Products ...................................... 1,116,576 — — 1,116,576
Pharmaceuticals ....................................... 9,092,543 — — 9,092,543
Semiconductors & Semiconductor Equipment .................... 12,021,433 — — 12,021,433
Software ............................................. 38,028,598 — — 38,028,598
Technology Hardware, Storage & Peripherals .................... 4,346,329 — — 4,346,329
Textiles, Apparel & Luxury Goods ............................ 3,622,479 4,790,868 — 8,413,347
Preferred Stocks ......................................... — — 1,759,766 1,759,766
Short-Term Securities
Money Market Funds ...................................... 1,786,193 — — 1,786,193
$ 161,327,995 $ 9,385,485 $ 1,759,766 $ 172,473,246
Investments valued at NAV
(a)
...................................... 126,308
$ —
$ 172,599,554
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relati on to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks Total
Investments
Assets
Opening balance, as of December 31, 2021 ................................................................................... $ 1,738,865 $ 1,738,865
Net change in unrealized appreciation
(a)(b)
.................................................................................... 20,901 20,901
Closing balance, as of June 30, 2022 .......................................................................................
$ 1,759,766 $ 1,759,766
Net change in unrealized appreciation on investments still held at June 30, 2022
(b)
.........................................................
$ 20,901 $ 20,901
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 1,759,766 Market Revenue Multiple 3.35x-4.10x 3.73x
$ 1,759,766
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 2.71%, 04/20/34
(b)
..... USD 250 $ 236,520
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 29 26,023
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 2.10%, 04/20/34
(b)
..... 150 143,889
406,432
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(b)(c)
.... EUR 100 100,316
United States — 1.0%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 1.82%, 05/25/36
(b)
..... USD 25 24,000
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 2.72%, 06/15/36
(a)(b)
100 97,250
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 186 164,270
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 105 90,101
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 96,055
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 2.01%, 04/15/60
(b)
104 98,903
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 98,619
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 200 172,883
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 100 89,641
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 90,110
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 84,910
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 108 102,433
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 6.07%,
10/15/41
(a)(b)
............... 156 170,505
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 204 183,094
1,562,774
Total Asset-Backed Securities — 1.4%
(Cost: $2,243,352) .............................. 2,069,522
Security
Shares
Shares Value
Common Stocks
Argentina — 0.0%
MercadoLibre, Inc.
(d)
............ 10 $ 6,369
Australia — 0.7%
AGL Energy Ltd. .............. 2,390 13,662
Australia & New Zealand Banking
Group Ltd. ................ 143 2,178
BHP Group Ltd. ............... 5,933 169,883
Commonwealth Bank of Australia ... 33 2,062
CSL Ltd. .................... 53 9,841
Endeavour Group Ltd. .......... 4,188 21,909
Glencore plc
(d)
................ 95,900 519,436
Goodman Group .............. 1,295 15,990
IGO Ltd. .................... 131 898
Incitec Pivot Ltd. .............. 378 870
National Australia Bank Ltd. ....... 72 1,365
Northern Star Resources Ltd. ...... 706 3,312
QBE Insurance Group Ltd. ....... 1,009 8,479
Quintis HoldCo Pty. Ltd.
(d)(e)
....... 218,994 16,371
Rio Tinto plc ................. 1,828 109,290
South32 Ltd. ................. 28,659 77,657
Suncorp Group Ltd. ............ 200 1,525
Treasury Wine Estates Ltd. ....... 2,104 16,500
Westpac Banking Corp. ......... 197 2,657
Woodside Energy Group Ltd. ...... 1,181 25,957
1,019,842
Belgium — 0.0%
Etablissements Franz Colruyt NV ... 305 8,294
KBC Group NV ............... 118 6,639
UCB SA .................... 11 932
15,865
Brazil — 0.1%
Banco do Brasil SA ............ 609 3,880
Embraer SA
(d)
................ 2,039 4,469
Engie Brasil Energia SA ......... 1,583 12,462
Hapvida Participacoes e Investimentos
SA
(a)(c)(d)
.................. 5,143 5,365
NU Holdings Ltd., Class A
(d)
....... 11,330 42,374
Sendas Distribuidora SA ......... 4,242 11,583
Ultrapar Participacoes SA ........ 367 865
Yara International ASA .......... 425 17,808
98,806
Canada — 1.1%
Alimentation Couche-Tard, Inc. ..... 23 897
Bank of Montreal .............. 30 2,885
Barrick Gold Corp. ............. 670 11,847
BCE, Inc. ................... 36 1,770
Canadian Imperial Bank of Commerce 215 10,441
Canadian National Railway Co. .... 357 40,157
Canadian Natural Resources Ltd. ... 41 2,203
Cenovus Energy, Inc. ........... 15,467 294,272
Enbridge, Inc. ................ 27,789 1,173,563
George Weston Ltd. ............ 90 10,514
Manulife Financial Corp. ......... 68 1,179
Nutrien Ltd. .................. 840 66,896
Pembina Pipeline Corp. ......... 237 8,377
Restaurant Brands International, Inc. 230 11,538
Sun Life Financial, Inc.
(f)
......... 37 1,695
Toronto-Dominion Bank (The) ..... 32 2,098
1,640,332
Cayman Islands — 0.0%
Hedosophia European Growth
(d)
.... 5,835 59,313

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 470 $ 39,259
China — 2.4%
AAC Technologies Holdings, Inc. ... 1,000 2,310
Agricultural Bank of China Ltd., Class
H
(d)
..................... 73,000 27,598
Aier Eye Hospital Group Co. Ltd., Class
A
(d)
..................... 7,066 47,366
Alibaba Group Holding Ltd.
(d)
...... 13,300 189,730
Alibaba Group Holding Ltd., ADR
(d)(f)
. 1,577 179,273
Amoy Diagnostics Co. Ltd., Class A . 7,380 35,340
Anhui Gujing Distillery Co. Ltd., Class B 100 1,562
ANTA Sports Products Ltd. ....... 800 9,845
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 699 30,177
Baidu, Inc., Class A
(d)
........... 750 14,207
Bank of China Ltd., Class H
(d)
...... 13,000 5,194
BYD Co. Ltd., Class A ........... 5,200 259,893
BYD Co. Ltd., Class H .......... 500 20,155
China Construction Bank Corp., Class
H ...................... 62,000 41,804
China Feihe Ltd.
(a)(c)
............ 10,000 11,514
China Gas Holdings Ltd. ......... 2,000 3,096
China Hongqiao Group Ltd. ....... 3,500 3,943
China Life Insurance Co. Ltd., Class H 5,000 8,729
China Literature Ltd.
(a)(c)(d)
........ 200 969
China Mengniu Dairy Co. Ltd.
(d)
.... 2,000 10,026
China Merchants Bank Co. Ltd., Class
H ...................... 2,500 16,886
China National Building Material Co.
Ltd., Class H ............... 16,000 17,139
China Pacific Insurance Group Co. Ltd.,
Class H .................. 5,800 14,245
China Petroleum & Chemical Corp.,
Class H .................. 76,000 34,246
China Resources Cement Holdings Ltd. 4,000 2,695
China Resources Gas Group Ltd. ... 2,000 9,323
China Resources Land Ltd. ....... 2,000 9,379
China Tourism Group Duty Free Corp.
Ltd., Class A
(d)
.............. 1,300 45,333
Contemporary Amperex Technology Co.
Ltd., Class A ............... 4,100 328,547
COSCO Shipping Holdings Co. Ltd.,
Class H .................. 9,650 13,545
Country Garden Services Holdings Co.
Ltd. ..................... 2,000 8,976
CSPC Pharmaceutical Group Ltd. ... 10,000 9,995
Dali Foods Group Co. Ltd.
(a)(c)
...... 3,000 1,596
Dongfeng Motor Group Co. Ltd., Class
H ...................... 12,000 9,136
ENN Energy Holdings Ltd. ........ 500 8,264
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 4,510 61,059
Ganfeng Lithium Co. Ltd., Class H
(a)(c)
10,640 117,270
Glodon Co. Ltd., Class A ......... 3,900 31,762
Great Wall Motor Co. Ltd., Class H .. 15,000 31,068
Gree Electric Appliances, Inc. of Zhuhai,
Class A .................. 4,600 23,232
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 18,000 40,141
Haidilao International Holding Ltd.
(a)(c)(d)
12,000 28,097
Haier Smart Home Co. Ltd., Class H . 1,600 5,955
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 10,400 56,062
Security
Shares
Shares Value
China (continued)
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 1,900 $ 22,035
Hundsun Technologies, Inc., Class A . 5,992 39,093
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
(d)
...................... 6,200 41,344
Industrial & Commercial Bank of China
Ltd., Class H
(d)
.............. 73,000 43,555
JD Health International, Inc.
(a)(c)(d)
... 11,750 93,012
JD.com, Inc., Class A ........... 2,104 67,797
Jiangsu Hengrui Medicine Co. Ltd.,
Class A
(d)
................. 5,600 31,089
Jinxin Fertility Group Ltd.
(a)(c)
...... 33,500 30,896
JiuGui Liquor Co. Ltd., Class A ..... 356 9,903
Jiumaojiu International Holdings Ltd.
(a)(c)
1,000 2,664
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)
..................... 55,500 15,333
Kingsoft Corp. Ltd. ............. 8,400 32,822
Kweichow Moutai Co. Ltd., Class A .. 124 37,936
Lenovo Group Ltd. ............. 26,000 24,432
Li Auto, Inc., ADR
(d)
............ 5,516 211,318
Meituan Dianping
(a)(c)(d)
.......... 2,300 57,395
Microport Cardioflow Medtech Corp.
(a)(c)
(d)
...................... 96,000 38,434
Ming Yuan Cloud Group Holdings Ltd. 7,000 11,284
NetEase, Inc. ................ 900 16,956
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 3,000 17,312
PetroChina Co. Ltd., Class H ...... 34,000 15,946
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
1,850 18,582
PICC Property & Casualty Co. Ltd.,
Class H .................. 12,000 12,514
Ping An Insurance Group Co. of China
Ltd., Class H ............... 3,000 20,650
SG Micro Corp., Class A ......... 275 7,509
Shandong Hualu Hengsheng Chemical
Co. Ltd., Class A ............ 900 3,934
Shanghai Jinjiang International Hotels
Co. Ltd., Class A
(d)
........... 4,300 40,508
Shenzhou International Group Holdings
Ltd. ..................... 800 9,765
SITC International Holdings Co. Ltd. . 8,000 22,753
TBEA Co. Ltd., Class A .......... 1,600 6,567
Tencent Holdings Ltd. ........... 11,800 534,129
Tingyi Cayman Islands Holding Corp. 6,000 10,311
Venustech Group, Inc., Class A
(d)
... 7,699 22,970
Want Want China Holdings Ltd. .... 6,000 5,232
Wilmar International Ltd. ......... 800 2,328
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 4,200 24,448
WuXi AppTec Co. Ltd., Class A ..... 1,864 29,036
Wuxi Biologics Cayman, Inc.
(a)(c)(d)
... 5,334 49,422
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 4,082 32,280
Yonyou Network Technology Co. Ltd.,
Class A .................. 11,300 36,784
Yum China Holdings, Inc. ........ 750 36,796
Zhongsheng Group Holdings Ltd. ... 1,000 7,066
Zijin Mining Group Co. Ltd., Class A . 3,000 4,181
Zijin Mining Group Co. Ltd., Class H . 10,000 12,169
ZTE Corp., Class H ............ 4,200 9,823
3,646,995
Denmark — 0.2%
AP Moller - Maersk A/S, Class B .... 8 18,781
DSV Panalpina A/S ............ 608 85,495
GN Store Nord A/S ............. 237 8,361
H Lundbeck A/S ............... 363 1,763

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Denmark (continued)
Novo Nordisk A/S, Class B ....... 1,323 $ 146,724
Pandora A/S ................. 1,155 73,380
334,504
Finland — 0.0%
Fortum OYJ ................. 611 9,235
Wartsila OYJ Abp .............. 1,992 15,615
24,850
France — 1.8%
Air Liquide SA ................ 24 3,230
Airbus SE ................... 21 2,054
Arkema SA .................. 2,785 249,125
Atos SE
(d)
................... 961 13,028
BNP Paribas SA .............. 4,741 226,771
Cie de Saint-Gobain ............ 8,295 358,421
Credit Agricole SA ............. 175 1,613
Danone SA .................. 3,794 212,472
Electricite de France SA ......... 619 5,084
Engie SA ................... 747 8,650
EssilorLuxottica SA ............ 1,671 253,345
Hermes International ........... 100 112,543
Kering SA ................... 47 24,357
La Francaise des Jeux SAEM
(a)(c)
... 662 22,987
LVMH Moet Hennessy Louis Vuitton SE 1,568 960,993
Pernod Ricard SA ............. 94 17,378
Remy Cointreau SA ............ 48 8,422
Safran SA ................... 15 1,494
SEB SA .................... 13 1,255
Societe Generale SA ........... 3,481 76,964
TOTAL SE .................. 1,884 99,168
Veolia Environnement SA
(d)
....... 111 2,721
2,662,075
Germany — 2.4%
adidas AG .................. 55 9,770
Allianz SE (Registered) .......... 13 2,492
Auto1 Group SE
(a)(c)(d)
........... 3,668 27,013
BASF SE ................... 533 23,320
Commerzbank AG
(d)
............ 2,720 19,299
Daimler AG (Registered) ......... 12,940 751,534
Deutsche Boerse AG ........... 79 13,266
Deutsche Telekom AG (Registered) . 34,695 690,058
Fresenius Medical Care AG & Co.
KGaA ................... 43 2,154
Infineon Technologies AG ........ 3,248 79,009
SAP SE .................... 6,719 612,440
Siemens AG ................. 9,221 947,886
Telefonica Deutschland Holding AG . 6,762 19,500
Uniper SE ................... 449 6,710
Vantage Towers AG ............ 16,785 469,648
Zalando SE
(a)(c)(d)
.............. 67 1,765
3,675,864
Hong Kong — 0.3%
AIA Group Ltd. ............... 37,600 410,839
ASM Pacific Technology Ltd. ...... 2,300 19,576
CLP Holdings Ltd. ............. 500 4,155
Hong Kong & China Gas Co. Ltd. ... 1,000 1,079
Link REIT ................... 300 2,451
Orient Overseas International Ltd. .. 500 13,322
Techtronic Industries Co. Ltd. ...... 1,000 10,442
United Energy Group Ltd. ........ 8,000 956
WH Group Ltd.
(a)(c)
............. 9,500 7,353
470,173
Security
Shares
Shares Value
India — 0.1%
HCL Technologies Ltd. .......... 903 $ 11,181
Indian Oil Corp. Ltd. ............ 3,652 3,445
Indian Oil Corp. Ltd.
(d)
........... 1,826 1,722
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $67,547)
(d)
(e)(g)
..................... 45 172,773
Vedanta Ltd. ................. 2,257 6,392
195,513
Ireland — 0.1%
ICON plc
(d)
.................. 291 63,060
Kingspan Group plc ............ 573 34,455
97,515
Israel — 0.4%
(d)
Nice Ltd., ADR
(f)
............... 2,749 529,045
Taboola.com Ltd., (Acquired 06/30/21,
cost $66,000)
(g)
............. 4,995 12,637
541,682
Italy — 0.3%
Coca-Cola HBC AG
(d)
........... 937 20,878
Enel SpA ................... 4,218 23,133
Eni SpA .................... 84 996
Ferrari NV .................. 535 98,460
Intesa Sanpaolo SpA ........... 195,090 365,105
Recordati Industria Chimica e
Farmaceutica SpA ........... 42 1,832
510,404
Japan — 0.9%
AGC, Inc. ................... 100 3,514
Astellas Pharma, Inc. ........... 1,150 17,942
Chubu Electric Power Co., Inc. ..... 100 1,007
CyberAgent, Inc. .............. 400 4,007
Eisai Co. Ltd. ................ 300 12,684
FANUC Corp. ................ 3,300 517,240
Fujitsu Ltd. .................. 100 12,513
Hino Motors Ltd. .............. 1,800 9,266
Honda Motor Co. Ltd. ........... 400 9,644
Hoya Corp. .................. 3,059 261,798
Inpex Corp. .................. 1,000 10,720
Japan Post Bank Co. Ltd. ........ 2,200 17,128
Kakaku.com, Inc. .............. 100 1,661
Kao Corp. ................... 300 12,165
Keyence Corp. ............... 281 96,366
Kose Corp. .................. 1,400 127,590
Kyowa Kirin Co. Ltd. ............ 600 13,546
Kyushu Electric Power Co., Inc. .... 100 643
Makita Corp. ................. 100 2,479
Mazda Motor Corp. ............ 1,500 12,244
Mitsubishi Electric Corp. ......... 1,400 15,049
Mitsui OSK Lines Ltd. ........... 200 4,601
Mizuho Financial Group, Inc. ...... 900 10,246
MonotaRO Co. Ltd. ............ 100 1,491
Morinaga Milk Industry Co. Ltd. .... 200 7,162
NTT Data Corp. ............... 100 1,387
Oji Holdings Corp. ............. 400 1,733
Oracle Corp. Japan ............ 300 17,470
Otsuka Holdings Co. Ltd. ........ 100 3,570
Recruit Holdings Co. Ltd. ........ 2,077 61,169
Ryohin Keikaku Co. Ltd. ......... 1,200 11,756
Santen Pharmaceutical Co. Ltd. .... 200 1,578
Shin-Etsu Chemical Co. Ltd. ...... 100 11,241
Shionogi & Co. Ltd. ............ 300 15,311
SoftBank Group Corp. .......... 200 7,752
Sysmex Corp. ................ 200 12,068

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Japan (continued)
Terumo Corp. ................ 600 $ 18,151
Tohoku Electric Power Co., Inc. .... 200 1,073
Toyota Motor Corp. ............ 300 4,629
Yamato Holdings Co. Ltd. ........ 700 11,202
ZOZO, Inc. .................. 400 7,237
1,370,033
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 161 3,177
Luxembourg — 0.0%
ArcelorMittal SA ............... 1,826 40,949
Macau — 0.0%
Sands China Ltd.
(d)
............. 3,200 7,698
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 2,583 17,434
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 340 6,702
Grupo Bimbo SAB de CV ........ 2,031 6,637
30,773
Netherlands — 1.8%
Adyen NV
(a)(c)(d)
............... 223 321,818
Akzo Nobel NV ............... 3,483 227,781
ASML Holding NV ............. 1,472 695,429
ING Groep NV ................ 74,656 735,481
Koninklijke Ahold Delhaize NV ..... 1,504 39,148
Koninklijke Philips NV ........... 608 13,041
Koninklijke Vopak NV ........... 31 781
Randstad NV ................ 129 6,235
Salt Pay Co. Ltd., Series C  (Acquired
11/16/21, cost $73,809)
(d)(e)(g)
.... 38 44,926
Shell plc .................... 13,931 361,475
Shell plc, ADR
(f)
............... 6,050 316,355
Wolters Kluwer NV ............. 193 18,705
2,781,175
Norway — 0.0%
Aker BP ASA, SDR ............ 393 12,848
Norsk Hydro ASA .............. 8,911 50,358
63,206
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 536 8,231
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 2,902
Singapore — 0.0%
DBS Group Holdings Ltd. ........ 100 2,140
South Africa — 0.1%
Anglo American plc ............ 4,032 144,138
FirstRand Ltd.
(f)
............... 260 1,001
Kumba Iron Ore Ltd. ............ 497 16,112
Sanlam Ltd. ................. 200 650
161,901
South Korea — 0.6%
Amorepacific Corp. ............ 1,298 130,464
Coupang, Inc.
(d)
............... 3,622 46,180
DL E&C Co. Ltd. .............. 43 1,379
Fila Holdings Corp. ............ 159 3,455
Hana Financial Group, Inc. ....... 578 17,568
Kakao Corp. ................. 1,192 64,589
Security
Shares
Shares Value
South Korea (continued)
KB Financial Group, Inc. ......... 246 $ 9,186
Kia Corp. ................... 187 11,161
KT&G Corp. ................. 18 1,141
LG Chem Ltd. ................ 267 106,074
LG Display Co. Ltd. ............ 596 6,687
LG Energy Solution
(d)
........... 1,126 324,781
LG Household & Health Care Ltd. ... 4 2,102
Samsung Electronics Co. Ltd. ..... 384 16,937
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 50 7,768
Samsung SDI Co. Ltd. .......... 387 159,593
SK Hynix, Inc. ................ 55 3,884
SK Telecom Co. Ltd. ............ 351 14,086
SK, Inc. .................... 6 999
928,034
Spain — 0.4%
Cellnex Telecom SA
(a)(c)
.......... 13,961 543,337
Endesa SA .................. 511 9,667
Iberdrola SA ................. 1,133 11,796
564,800
Sweden — 0.5%
Atlas Copco AB, Class A
(d)
........ 6,813 63,770
Boliden AB .................. 34 1,087
Castellum AB ................ 110 1,418
Epiroc AB, Class A ............. 3,879 60,144
H & M Hennes & Mauritz AB, Class B 419 5,029
Hexagon AB, Class B ........... 6,001 62,705
Husqvarna AB, Class B .......... 886 6,530
Skanska AB, Class B ........... 142 2,185
Tele2 AB, Class B ............. 114 1,300
Telefonaktiebolaget LM Ericsson, Class
B ...................... 2,506 18,717
Telia Co. AB ................. 2,553 9,799
Volvo AB, Class B ............. 30,878 480,443
713,127
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 690 18,505
Alcon, Inc. .................. 1,025 71,875
Cie Financiere Richemont SA
(Registered) ............... 1,123 120,793
Logitech International SA (Registered) 17 886
Lonza Group AG (Registered) ..... 229 122,318
Nestle SA (Registered) .......... 939 109,744
Novartis AG (Registered) ........ 413 35,014
On Holding AG, Class A
(d)(f)
....... 391 6,917
Roche Holding AG ............. 111 37,107
SGS SA (Registered) ........... 1 2,294
Sika AG (Registered) ........... 434 100,183
Sonova Holding AG (Registered) ... 95 30,360
STMicroelectronics NV .......... 2,233 70,619
Swatch Group AG (The) ......... 17 4,038
Swisscom AG (Registered) ....... 3 1,659
Temenos AG (Registered) ........ 184 15,747
UBS Group AG (Registered) ...... 86 1,390
VAT Group AG
(a)(c)
............. 16 3,827
753,276
Taiwan — 0.5%
ASE Technology Holding Co. Ltd. ... 1,000 2,576
Eva Airways Corp.
(d)
............ 12,000 12,804
Evergreen Marine Corp. Taiwan Ltd. . 1,000 2,842
MediaTek, Inc. ................ 1,000 21,951
Nan Ya Printed Circuit Board Corp. .. 1,000 8,796
Novatek Microelectronics Corp. .... 1,000 10,174

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Taiwan (continued)
SinoPac Financial Holdings Co. Ltd. . 2,000 $ 1,131
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 3,000 2,713
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 42,000 673,107
Unimicron Technology Corp. ...... 5,000 26,759
United Microelectronics Corp. ..... 4,000 5,347
Wan Hai Lines Ltd. ............. 1,000 3,998
772,198
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 342 1,657
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.2%
Alphawave IP Group plc
(d)
........ 15,500 25,359
Ashtead Group plc ............. 32 1,346
AstraZeneca plc .............. 4,879 643,647
Auto Trader Group plc
(a)(c)
........ 8,741 59,199
Barclays plc ................. 417 780
BP plc ..................... 20,182 94,764
BP plc, ADR ................. 3,014 85,447
British American Tobacco plc ...... 38 1,629
Burberry Group plc ............. 763 15,307
Compass Group plc ............ 19,045 391,020
Diageo plc .................. 769 33,215
Dr. Martens plc ............... 2,283 6,653
Experian plc ................. 638 18,732
Exscientia Ltd., (Acquired 02/24/21,
cost $119,074), ADR
(d)(g)
....... 17,100 186,219
Genius Sports Ltd.
(d)
............ 6,585 14,816
GlaxoSmithKline plc ............ 509 10,970
Grand Rounds, Inc., (Acquired
03/31/15, cost $127,944)
(d)(e)(g)
... 67,553 92,548
Hargreaves Lansdown plc ........ 145 1,399
Intertek Group plc ............. 41 2,107
Kingfisher plc ................ 4,422 13,215
Legal & General Group plc ....... 3,306 9,665
Linde plc ................... 357 102,648
Lloyds Banking Group plc ........ 1,503,002 773,305
National Grid plc
(f)
............. 510 6,554
NatWest Group plc ............. 5,693 15,153
RELX plc ................... 31 842
Smith & Nephew plc ............ 333 4,657
Spirax-Sarco Engineering plc ...... 647 78,034
Unilever plc .................. 12,852 585,792
3,275,022
United States — 36.3%
3M Co. ..................... 23 2,976
Abbott Laboratories ............ 9,871 1,072,484
AbbVie, Inc. ................. 5,113 783,107
Accenture plc, Class A .......... 8 2,221
Adobe, Inc.
(d)
................. 173 63,328
Advance Auto Parts, Inc. ......... 195 33,753
Advanced Micro Devices, Inc.
(d)
.... 16 1,224
Agilent Technologies, Inc. ........ 132 15,678
Air Products & Chemicals, Inc. ..... 2,730 656,510
Airbnb, Inc., Class A
(d)
........... 159 14,164
Aiven, Inc.
(d)
................. 388 43,433
Aiven, Inc.
(d)(e)
................ 259 28,992
Akamai Technologies, Inc.
(d)
....... 9 822
Albemarle Corp. .............. 1,598 333,950
Alcoa Corp. .................. 4,128 188,154
Alexandria Real Estate Equities, Inc. . 16 2,320
Security
Shares
Shares Value
United States (continued)
Align Technology, Inc.
(d)
.......... 141 $ 33,370
Allegion plc .................. 628 61,481
Allstate Corp. (The) ............ 15 1,901
Alphabet, Inc., Class A
(d)
......... 2 4,359
Alphabet, Inc., Class C
(d)
......... 941 2,058,390
Altair Engineering, Inc., Class A
(d)
... 1,697 89,092
AltC Acquisition Corp., Class A
(d)
.... 4,615 44,535
Altice USA, Inc., Class A
(d)
........ 92 851
Altria Group, Inc. .............. 942 39,347
Altus Power, Inc., (Acquired 12/09/21,
cost $34,000)
(d)(g)
............ 3,400 21,454
Amazon.com, Inc.
(d)(h)
........... 14,093 1,496,818
American Express Co. .......... 70 9,703
American International Group, Inc. .. 21 1,074
American Tower Corp. .......... 3,483 890,220
AMETEK, Inc. ................ 20 2,198
Amgen, Inc. ................. 89 21,654
Amphenol Corp., Class A ........ 15 966
ANSYS, Inc.
(d)
................ 374 89,494
Anthem, Inc. ................. 49 23,646
Apple, Inc.
(h)
................. 17,432 2,383,303
Applied Materials, Inc. .......... 3,534 321,523
Aptiv plc
(d)
................... 3,150 280,570
Archer-Daniels-Midland Co. ....... 7,022 544,907
Arista Networks, Inc.
(d)
.......... 8 750
Astra Space, Inc., (Acquired 06/30/21,
cost $58,390)
(d)(g)
............ 5,839 7,591
Atlassian Corp. plc, Class A
(d)
...... 187 35,044
Autodesk, Inc.
(d)
............... 500 85,980
AutoZone, Inc.
(d)
.............. 10 21,491
Baker Hughes Co. ............. 3,417 98,649
Ball Corp. ................... 205 14,098
Bank of America Corp. .......... 26,783 833,755
Bath & Body Works, Inc. ......... 1,852 49,856
Bausch Health Cos., Inc.
(d)
........ 152 1,271
Baxter International, Inc. ......... 42 2,698
Berkshire Hathaway, Inc., Class B
(d)
. 25 6,825
Best Buy Co., Inc. ............. 106 6,910
Blend Labs, Inc., Class A
(d)(f)
....... 1,947 4,595
Boeing Co. (The)
(d)
............. 175 23,926
Booking Holdings, Inc.
(d)
......... 74 129,425
Boston Scientific Corp.
(d)
......... 17,713 660,163
Broadcom, Inc. ............... 2 972
Brown-Forman Corp., Class B ..... 565 39,640
Bunge Ltd. .................. 4,212 381,986
Cadence Design Systems, Inc.
(d)
... 949 142,378
California Resources Corp. ....... 3,023 116,385
Capital One Financial Corp. ....... 73 7,606
Capri Holdings Ltd.
(d)
........... 4,592 188,318
Caterpillar, Inc. ............... 7 1,251
CDW Corp. .................. 13 2,048
Centene Corp.
(d)
.............. 109 9,222
CF Industries Holdings, Inc. ....... 8,658 742,250
Charles Schwab Corp. (The) ...... 13,027 823,046
Charter Communications, Inc., Class
A
(d)
..................... 983 460,565
Chesapeake Energy Corp.
(f)
....... 525 42,577
Chevron Corp. ................ 496 71,811
Cigna Corp. ................. 298 78,529
Cincinnati Financial Corp. ........ 13 1,547
Cintas Corp. ................. 4 1,494
Cisco Systems, Inc. ............ 34 1,450
CME Group, Inc. .............. 581 118,931
Comcast Corp., Class A
(h)
........ 11,111 435,996
ConocoPhillips ............... 13,787 1,238,210

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Constellation Energy Corp. ....... 257 $ 14,716
Corteva, Inc. ................. 951 51,487
Costco Wholesale Corp. ......... 1,628 780,268
Crowdstrike Holdings, Inc., Class A
(d)
. 1,798 303,071
Crown Castle International Corp. ... 159 26,772
Crown Holdings, Inc. ........... 153 14,102
Crown PropTech Acquisitions
(d)(e)
... 1,464 4,714
Crown PropTech Acquisitions
(d)
..... 3,804 37,431
CSX Corp. .................. 2,462 71,546
Darling Ingredients, Inc.
(d)
........ 404 24,159
Datadog, Inc., Class A
(d)
......... 1,672 159,241
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$203,100)
(d)(g)(i)
.............. 203,100 212,930
DaVita, Inc.
(d)
................. 435 34,783
Deere & Co. ................. 1,072 321,032
Dell Technologies, Inc., Class C .... 219 10,120
Delta Air Lines, Inc.
(d)
........... 929 26,913
Devon Energy Corp. ............ 953 52,520
Dexcom, Inc.
(d)
............... 3,464 258,172
Diversey Holdings Ltd.
(d)
......... 16,265 107,349
Dominion Energy, Inc. ........... 11 878
Domino's Pizza, Inc. ............ 149 58,067
Dow, Inc. ................... 392 20,231
DR Horton, Inc. ............... 6,039 399,721
Duke Energy Corp. ............ 11 1,179
Dynatrace, Inc.
(d)
.............. 8,631 340,407
Eaton Corp. plc ............... 9 1,134
Edwards Lifesciences Corp.
(d)
..... 4,033 383,498
Electronic Arts, Inc. ............ 42 5,109
Element Solutions, Inc. .......... 1,362 24,244
Eli Lilly & Co. ................ 517 167,627
Emerson Electric Co. ........... 279 22,192
Energy Transfer LP ............ 5,812 58,004
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(d)(e)(g)
.......... 330 306,900
EQT Corp. .................. 18,655 641,732
Equinix, Inc. ................. 26 17,083
Essex Property Trust, Inc. ........ 57 14,906
Eversource Energy ............ 170 14,360
Excelerate Energy, Inc., Class A
(d)
... 1,249 24,880
Expedia Group, Inc.
(d)
........... 243 23,044
Extra Space Storage, Inc. ........ 194 33,003
Exxon Mobil Corp. ............. 4,271 365,768
F5 Networks, Inc.
(d)
............ 1,668 255,271
Fanatics Holdings Inc., (Acquired
12/15/21, cost $301,006)
(d)(e)(g)
... 4,437 268,172
Ferguson plc ................. 11 1,232
Fidelity National Information Services,
Inc. ..................... 15 1,375
First Republic Bank ............ 45 6,489
FirstEnergy Corp. ............. 47 1,804
FleetCor Technologies, Inc.
(d)
...... 4 840
Floor & Decor Holdings, Inc., Class A
(d)
696 43,820
FMC Corp. .................. 275 29,428
Ford Motor Co. ............... 8,527 94,905
Fortinet, Inc.
(d)
................ 3,445 194,918
Fortive Corp. ................. 12,291 668,385
Freeport-McMoRan, Inc.
(h)
........ 19,657 575,164
Gartner, Inc.
(d)
................ 32 7,739
Generac Holdings, Inc.
(d)
......... 362 76,230
General Dynamics Corp. ......... 131 28,984
General Electric Co. ............ 14 891
General Motors Co.
(d)
........... 9,731 309,057
Genuine Parts Co. ............. 66 8,778
Security
Shares
Shares Value
United States (continued)
Gilead Sciences, Inc. ........... 433 $ 26,764
Global Payments, Inc. .......... 11 1,217
Goldman Sachs Group, Inc. (The) .. 7 2,079
Green Plains, Inc.
(d)
............ 1,170 31,789
Halliburton Co. ............... 1,232 38,636
Hasbro, Inc. ................. 12 983
HCA Healthcare, Inc. ........... 92 15,462
Healthpeak Properties, Inc. ....... 417 10,804
Henry Schein, Inc.
(d)
............ 17 1,305
Hess Corp. .................. 41 4,344
Hewlett Packard Enterprise Co. .... 853 11,311
Highland Transcend Partners I Corp.,
Class A
(d)
................. 4,772 47,052
Hilton Worldwide Holdings, Inc. .... 3,253 362,514
Home Depot, Inc. (The) ......... 2,361 647,551
Honeywell International, Inc. ...... 13 2,260
Host Hotels & Resorts, Inc. ....... 53 831
HP, Inc. .................... 128 4,196
Humana, Inc. ................ 2,642 1,236,641
Huntington Ingalls Industries, Inc. ... 28 6,099
IDEXX Laboratories, Inc.
(d)
........ 29 10,171
iHeartMedia, Inc., Class A
(d)
....... 60 473
Illinois Tool Works, Inc. .......... 8 1,458
Illumina, Inc.
(d)
................ 3 553
Informatica, Inc., Class A
(d)(f)
....... 3,741 77,701
Intel Corp. .................. 711 26,599
Intercontinental Exchange, Inc. .... 387 36,393
International Flavors & Fragrances, Inc. 3,226 384,281
Intuit, Inc. ................... 668 257,474
Intuitive Surgical, Inc.
(d)
.......... 1,744 350,038
IQVIA Holdings, Inc.
(d)
........... 296 64,229
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(g)
........ 6,968 —
Johnson & Johnson ............ 3,915 694,952
JPMorgan Chase & Co. ......... 326 36,711
Khosla Ventures Acquisition Co.
(d)
... 4,084 39,819
Kinder Morgan, Inc.
(f)
........... 891 14,933
Laboratory Corp. of America Holdings 79 18,514
Lam Research Corp. ........... 34 14,489
Latch, Inc., (Acquired 06/04/21, cost
$51,030)
(d)(g)
............... 4,082 4,653
Liberty Media Acquisition Corp.
(d)
... 12,038 119,417
Liberty Media Corp.-Liberty SiriusXM,
Class A
(d)
................. 6,396 230,512
Liberty Media Corp.-Liberty SiriusXM,
Class C
(d)
................. 8,641 311,508
Lions Gate Entertainment Corp., Class
A
(d)
..................... 3,960 36,868
Live Nation Entertainment, Inc.
(d)
... 780 64,412
LKQ Corp. .................. 102 5,007
Lockheed Martin Corp. .......... 38 16,338
Loews Corp. ................. 52 3,082
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(e)(g)
............... 1,457 12,720
Lowe's Cos., Inc. .............. 738 128,906
Lululemon Athletica, Inc.
(d)
........ 33 8,996
LyondellBasell Industries NV, Class A 4,049 354,126
Marriott International, Inc., Class A .. 14 1,904
Marsh & McLennan Cos., Inc. ..... 6,139 953,080
Masco Corp. ................. 1,471 74,433
Masimo Corp.
(d)
............... 474 61,938
Mastercard, Inc., Class A ......... 3,731 1,177,056
McDonald's Corp. ............. 1,322 326,375
Medtronic plc ................ 20 1,795
Merck & Co., Inc. .............. 6,116 557,596

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Meta Platforms, Inc., Class A
(d)
..... 195 $ 31,444
Mettler-Toledo International, Inc.
(d)
.. 20 22,975
MGM Resorts International ....... 1,026 29,703
Micron Technology, Inc. .......... 5,905 326,428
Microsoft Corp.
(h)
.............. 11,024 2,831,295
Mid-America Apartment Communities,
Inc. ..................... 5 873
Mirion Technologies, Class A (Acquired
10/20/21, cost $201,000)
(d)(g)
.... 20,100 115,776
Mirion Technologies, Inc.
(d)
........ 1,997 11,503
Molina Healthcare, Inc.
(d)
......... 35 9,786
MongoDB, Inc.
(d)
.............. 361 93,679
Moody's Corp. ................ 41 11,151
Morgan Stanley ............... 6,244 474,919
Mosaic Co. (The) .............. 1,091 51,528
Mr Cooper Group, Inc.
(d)
......... 798 29,319
MSCI, Inc. .................. 21 8,655
NetApp, Inc. ................. 224 14,614
Netflix, Inc.
(d)
................. 29 5,071
Newmont Corp. ............... 15 895
NextEra Energy, Inc. ........... 10,137 785,212
Nielsen Holdings plc ............ 294 6,827
NIKE, Inc., Class B ............ 1,339 136,846
Norfolk Southern Corp. .......... 103 23,411
Northern Trust Corp. ............ 54 5,210
Northrop Grumman Corp. ........ 1,486 711,155
NVIDIA Corp. ................ 2,142 324,706
Offerpad Solutions, Inc., Class A
(Acquired 09/01/21, cost $57,260)
(d)
(g)
...................... 5,726 12,483
Okta, Inc., Class A
(d)
............ 480 43,392
Omnicom Group, Inc. ........... 16 1,018
ONEOK, Inc. ................. 742 41,181
Opendoor Technologies, Inc.
(d)
..... 5,720 26,941
Oracle Corp. ................. 444 31,022
O'Reilly Automotive, Inc.
(d)
........ 117 73,916
Organon & Co. ............... 24 810
Otis Worldwide Corp. ........... 1,758 124,238
Palantir Technologies, Inc., Class A
(d)
408 3,701
Palo Alto Networks, Inc.
(d)
........ 463 228,694
Park Hotels & Resorts, Inc. ....... 997 13,529
Paycom Software, Inc.
(d)
......... 51 14,286
Peloton Interactive, Inc., Class A
(d)
.. 4,707 43,210
PepsiCo, Inc. ................ 693 115,495
Pfizer, Inc. .................. 193 10,119
Phillips 66 ................... 69 5,657
Pioneer Natural Resources Co. .... 1,175 262,119
Planet Labs Pbc, (Acquired 12/07/21,
cost $54,000)
(d)(g)
............ 4,320 18,706
Playstudios, Inc., (Acquired 06/17/21,
cost $81,210)
(d)(g)
............ 6,121 26,198
PNC Financial Services Group, Inc.
(The) .................... 177 27,925
Pool Corp. .................. 3 1,054
PPG Industries, Inc. ............ 9 1,029
Progressive Corp. (The) ......... 7 814
Prologis, Inc. ................. 151 17,765
Proof Acquisition Corp.
(d)(e)
........ 807 896
Public Service Enterprise Group, Inc. 264 16,706
Public Storage ................ 6 1,876
PVH Corp. .................. 83 4,723
QUALCOMM, Inc. ............. 9 1,150
Quest Diagnostics, Inc. .......... 38 5,053
Raymond James Financial, Inc. .... 4,662 416,829
Raytheon Technologies Corp. ..... 17 1,634
Security
Shares
Shares Value
United States (continued)
Regeneron Pharmaceuticals, Inc.
(d)
.. 2 $ 1,182
ResMed, Inc. ................ 712 149,257
Rocket Lab USA, Inc.
(d)
.......... 3,465 13,132
Rockwell Automation, Inc. ........ 9 1,794
Roper Technologies, Inc. ......... 7 2,763
Rotor Acquisition Corp.
(d)(e)
........ 687 1,649
S&P Global, Inc. .............. 395 133,139
salesforce.com, Inc.
(d)
........... 5,759 950,465
Samsonite International SA
(a)(c)(d)
.... 2,400 4,773
Sarcos Technology & Robotics Corp.
(d)
1,371 3,647
Sarcos Technology & Robotics Corp.,
(Acquired 09/24/21, cost $275,750)
(d)
(g)
...................... 27,575 73,349
SBA Communications Corp. ...... 118 37,766
Schlumberger NV ............. 1,141 40,802
Schneider Electric SE ........... 173 20,614
Seagate Technology Holdings plc ... 248 17,717
Seagen, Inc.
(d)
................ 1,771 313,361
Sema4 Holdings Corp.
(d)
......... 1,241 1,564
Sempra Energy ............... 6,513 978,708
ServiceNow, Inc.
(d)
............. 844 401,339
Signet Jewelers Ltd.
(f)
........... 973 52,017
Simon Property Group, Inc. ....... 18 1,709
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(d)(e)(g)
..... 529 5,057
Snowflake, Inc., Class A
(d)(f)
....... 190 26,421
Sonder Holdings, Inc., (Acquired
01/14/22, cost $14,233)
(d)(g)
..... 6,340 6,594
Sonos, Inc.
(d)
................. 1,875 33,825
Southwest Airlines Co.
(d)
......... 154 5,562
Splunk, Inc.
(d)
................ 373 32,996
Stanley Black & Decker, Inc. ...... 15 1,573
Starbucks Corp. ............... 5,069 387,221
Starwood Property Trust, Inc. ...... 2,404 50,220
State Street Corp. ............. 16 986
Stellantis NV ................. 1,035 12,849
Stryker Corp. ................ 1,327 263,980
Sun Country Airlines Holdings, Inc.,
(Acquired 06/25/21, cost $168,603)
(d)
(g)
...................... 7,468 136,963
SVF Investment Corp., (Acquired
06/07/22, cost $32,000)
(d)(e)(g)
.... 3,200 32,675
Synchrony Financial ............ 540 14,915
Tapestry, Inc. ................. 266 8,118
Target Corp. ................. 507 71,604
TE Connectivity Ltd. ............ 4,261 482,132
Tesla, Inc.
(d)
.................. 423 284,857
Texas Instruments, Inc. .......... 10 1,536
Textron, Inc. ................. 35 2,137
Thermo Fisher Scientific, Inc.
(h)
..... 1,140 619,339
TJX Cos., Inc. (The) ............ 6,465 361,070
Toast, Inc., Class A
(d)
........... 3,535 45,743
Toll Brothers, Inc. .............. 369 16,457
TPB Acquisition Corp. I, Class A
(d)
... 2,154 20,808
Tractor Supply Co. ............. 1,014 196,564
Trane Technologies plc .......... 111 14,416
TransDigm Group, Inc.
(d)
......... 114 61,180
Travelers Cos., Inc. (The) ........ 96 16,236
Twilio, Inc., Class A
(d)
........... 112 9,387
Ulta Beauty, Inc.
(d)
............. 124 47,800
Union Pacific Corp. ............ 15 3,199
United Airlines Holdings, Inc.
(d)
..... 49 1,736
United Parcel Service, Inc., Class B . 4,281 781,454
United Rentals, Inc.
(d)
........... 311 75,545
United States Steel Corp. ........ 2,576 46,136

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
UnitedHealth Group, Inc. ......... 2,625 $ 1,348,279
Univar Solutions, Inc.
(d)
.......... 539 13,405
Universal Health Services, Inc., Class B 11 1,108
US Bancorp ................. 1,409 64,842
Valero Energy Corp. ............ 7,128 757,564
Veeva Systems, Inc., Class A
(d)
.... 25 4,951
VeriSign, Inc.
(d)
............... 782 130,852
Verisk Analytics, Inc. ............ 652 112,855
Verizon Communications, Inc. ..... 871 44,203
Vertex Pharmaceuticals, Inc.
(d)
..... 3 845
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $61,258)
(g)
...... 28,539 234,591
Visa, Inc., Class A ............. 106 20,870
VMware, Inc., Class A ........... 39 4,445
Vulcan Materials Co. ........... 3,686 523,781
Walmart, Inc. ................. 2,560 311,245
Walt Disney Co. (The)
(d)
......... 4,694 443,114
Waste Connections, Inc. ......... 291 36,072
Waters Corp.
(d)
............... 36 11,915
Wells Fargo & Co. ............. 6,049 236,939
Welltower, Inc. ................ 67 5,517
West Pharmaceutical Services, Inc. . 53 16,026
Western Digital Corp.
(d)
.......... 931 41,737
Weyerhaeuser Co. ............. 2,255 74,686
Williams Cos., Inc. (The) ......... 38 1,186
Willis Towers Watson plc ......... 72 14,212
WillScot Mobile Mini Holdings Corp.
(d)
2,007 65,067
Workday, Inc., Class A
(d)
......... 258 36,012
WR Berkley Corp. ............. 30 2,048
Xcel Energy, Inc. .............. 31 2,194
XPO Logistics, Inc.
(d)
........... 3,687 177,566
Zebra Technologies Corp., Class A
(d)
. 34 9,994
Zoetis, Inc. .................. 596 102,446
Zscaler, Inc.
(d)
................ 916 136,951
55,518,040
Total Common Stocks — 53.7%
(Cost: $85,136,416) .............................. 82,037,700
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.6%
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. USD 1 980
Quintis Australia Pty. Ltd.
(a)(e)(j)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... 463 462,748
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 414,143
877,871
Belgium — 0.0%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. 54 53,122
Canada — 0.1%
Rogers Communications, Inc., 2.95%
,
03/15/25
(a)
................ 57 55,064
Royal Bank of Canada
0.65%, 07/29/24 ............ 1 940
0.75%, 10/07/24 ............ 3 2,801
1.20%, 04/27/26 ............ 1 898
Security
Par (000)
Par (000) Value
Canada (continued)
Thomson Reuters Corp., 3.35%
,
05/15/26 ................. USD 1 $ 970
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 52 50,923
2.80%, 03/10/27 ............ 1 935
2.00%, 09/10/31 ............ 10 8,121
120,652
China — 0.1%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(e)(k)(l)(m)
............ 300 1
NXP BV, 3.25%
,
11/30/51 ........ 10 6,924
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 100,000
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 200 28,000
134,925
Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 139 111,070
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(a)(b)
.......... 102 96,736
Deutsche Bank AG, (SOFR + 1.32%),
2.55%
,
01/07/28
(b)
........... USD 13 11,253
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 127 102,479
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 9.00% PIK),
10/01/26
(a)(b)(j)
.............. 109 63,712
385,250
India — 0.1%
REI Agro Ltd.
(d)(k)(l)
5.50%, 11/13/14
(a)
........... USD 220 1,825
5.50%, 11/13/14
(c)(e)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 174,787
176,612
Italy — 0.3%
Castor SpA, (EURIBOR 3 Month +
5.25%), 5.25%
,
02/15/29
(a)(b)
.... EUR 100 96,718
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... 178 171,612
KME SE, 6.75%
,
02/01/23
(c)
....... 37 37,237
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 90,540
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 100 85,932
482,039
Luxembourg — 0.2%
(a)
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25 .................. GBP 100 108,948
Herens Midco SARL, 5.25%
,
05/15/29 EUR 100 68,377
Picard Bondco SA, 5.38%
,
07/01/27 . 100 93,734
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 100 90,386
361,445
Netherlands — 0.0%
Cooperatieve Rabobank UA, 4.38%
,
08/04/25 ................. USD 3 2,975
ING Groep NV
4.63%, 01/06/26
(a)
........... 3 2,993
(SOFR + 1.64%), 3.87%, 03/28/26
(b)
8 7,839

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Netherlands (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.10%), 1.40%, 07/01/26
(a)(b)
.. USD 1 $ 909
14,716
South Korea — 0.3%
(b)(c)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%),
3.38%
,
02/04/32 ............ 200 183,350
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35%
(n)
...... 200 192,288
375,638
Switzerland — 0.0%
Novartis Capital Corp., 3.00%
,
11/20/25 1 988
Roche Holdings, Inc., 2.61%
,
12/13/51
(a)
................ 10 7,260
UBS Group AG, (US Treasury Yield
Curve Rate T Note Constant Maturity
1 Year + 1.00%), 2.10%
,
02/11/32
(a)(b)
10 7,940
16,188
Thailand — 0.2%
(c)
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 166,787
Kasikornbank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.94%), 5.28%
(b)(n)
..... 200 183,288
350,075
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(e)(k)(l)
............ 800 62,000
United Kingdom — 0.6%
AstraZeneca plc
1.38%, 08/06/30 ............ 10 8,208
2.13%, 08/06/50 ............ 10 6,677
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 100 94,889
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 97,585
Boparan Finance plc, 7.63%
,
11/30/25
(c)
GBP 100 85,820
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 100 96,454
GlaxoSmithKline Capital plc, 3.00%
,
06/01/24 ................. USD 51 50,601
HSBC Holdings plc, (SOFR + 0.71%),
0.98%
,
05/24/25
(b)
........... 14 13,054
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... GBP 100 118,315
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 100 92,593
6.50%, 02/15/27 ............ GBP 100 106,295
Lloyds Bank plc, 3.50%
,
05/14/25 ... USD 3 2,967
Lloyds Banking Group plc, 4.65%
,
03/24/26 ................. 6 5,878
Market Bidco Finco plc, 5.50%
,
11/04/27
(a)
................ GBP 159 147,099
NatWest Group plc, 5.13%
,
05/28/24 USD 3 3,013
Sky Ltd., 3.75%
,
09/16/24
(a)
....... 2 1,994
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.77%), 4.13%
,
06/04/81
(b)
USD 17 $ 12,714
944,156
United States — 3.3%
AbbVie, Inc.
3.80%, 03/15/25 ............ 1 992
3.60%, 05/14/25 ............ 78 76,732
3.20%, 05/14/26 ............ 1 963
4.25%, 11/21/49 ............ 43 38,172
Aetna, Inc., 3.50%
,
11/15/24 ...... 5 4,940
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 9 7,560
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 84 67,982
Alexandria Real Estate Equities, Inc.,
1.88%
,
02/01/33 ............ 10 7,519
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
154 152,075
Allstate Corp. (The), 1.45%
,
12/15/30 10 7,944
Alphabet, Inc.
1.10%, 08/15/30 ............ 10 8,207
2.25%, 08/15/60 ............ 5 3,249
Amazon.com, Inc., 2.70%
,
06/03/60 . 10 6,773
American Express Co.
2.25%, 03/04/25 ............ 1 961
4.05%, 05/03/29 ............ 30 29,413
American Tower Corp.
3.38%, 05/15/24 ............ 61 60,108
1.88%, 10/15/30 ............ 10 7,780
3.10%, 06/15/50 ............ 10 6,913
Amgen, Inc.
1.90%, 02/21/25 ............ 1 954
3.13%, 05/01/25 ............ 7 6,862
2.00%, 01/15/32 ............ 10 8,139
2.77%, 09/01/53 ............ 10 6,747
Amphenol Corp.
4.35%, 06/01/29 ............ 1 982
2.20%, 09/15/31 ............ 10 8,163
Apple, Inc., 2.40%
,
08/20/50 ...... 10 7,018
Aptiv plc, 3.10%
,
12/01/51 ........ 10 6,449
AT&T, Inc., 1.70%
,
03/25/26 ...... 44 40,202
Bank of America Corp.
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(b)
......... 2 1,971
(SOFR + 1.11%), 3.84%, 04/25/25
(b)
78 77,604
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 5 4,763
(SOFR + 0.65%), 1.53%, 12/06/25
(b)
3 2,791
3.38%, 04/02/26 ............ 47 45,557
3.50%, 04/19/26 ............ 1 974
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(b)
.............. 1 896
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(b)
......... 3 2,877
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(b)
......... 1 953
(SOFR + 1.37%), 1.92%, 10/24/31
(b)
10 7,988
(SOFR + 1.56%), 2.97%, 07/21/52
(b)
10 7,100
Bank of New York Mellon Corp. (The)
3.85%, 04/26/29 ............ 86 83,428
1.65%, 01/28/31 ............ 10 8,094
Becton Dickinson and Co., 1.96%
,
02/11/31 .................. 10 8,072
Berry Global, Inc., 4.88%
,
07/15/26
(a)
3 2,863

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Blackstone Holdings Finance Co. LLC,
2.00%
,
01/30/32
(a)
........... USD 10 $ 7,946
Boston Properties LP
2.75%, 10/01/26 ............ 33 30,759
2.55%, 04/01/32 ............ 10 7,958
Bristol-Myers Squibb Co.
3.25%, 02/27/27 ............ 2 1,961
1.45%, 11/13/30 ............ 10 8,215
2.55%, 11/13/50 ............ 10 7,075
Broadcom, Inc.
3.15%, 11/15/25 ............ 40 38,521
2.45%, 02/15/31
(a)
........... 10 8,034
4.93%, 05/15/37
(a)
........... 18 16,138
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 10 7,300
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 17 15,470
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 1 1,014
3.45%, 02/13/26 ............ 2 1,978
1.65%, 03/11/31 ............ 10 8,012
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ 38 38,088
4.20%, 03/15/28 ............ 7 6,540
2.80%, 04/01/31 ............ 10 8,009
3.85%, 04/01/61 ............ 10 6,576
Cheniere Energy, Inc., 4.63%
,
10/15/28 25 22,514
Cigna Corp., 1.25%
,
03/15/26 ..... 2 1,804
Cisco Systems, Inc., 2.50%
,
09/20/26 1 961
Citigroup, Inc.
(b)
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25 .......... 8 7,835
(SOFR + 0.67%), 0.98%, 05/01/25 6 5,621
(SOFR + 1.37%), 4.14%, 05/24/25 15 14,939
(SOFR + 1.53%), 3.29%, 03/17/26 62 59,941
Clorox Co. (The), 1.80%
,
05/15/30 .. 10 8,178
Coca-Cola Co. (The)
1.38%, 03/15/31 ............ 10 8,140
2.50%, 03/15/51 ............ 10 7,242
Comcast Corp.
3.95%, 10/15/25 ............ 4 4,016
3.55%, 05/01/28 ............ 1 969
1.50%, 02/15/31 ............ 10 8,037
2.45%, 08/15/52 ............ 10 6,637
Conagra Brands, Inc., 4.30%
,
05/01/24 2 2,008
Costco Wholesale Corp., 1.75%
,
04/20/32 ................. 10 8,226
Crown Castle International Corp.
3.70%, 06/15/26 ............ 40 38,588
2.50%, 07/15/31 ............ 10 8,183
CSX Corp., 2.50%
,
05/15/51 ...... 10 6,728
CVS Health Corp.
2.88%, 06/01/26 ............ 13 12,372
1.75%, 08/21/30 ............ 10 8,009
5.05%, 03/25/48 ............ 46 44,033
Danaher Corp., 2.80%
,
12/10/51 ... 10 7,204
Deere & Co., 2.75%
,
04/15/25 ..... 7 6,847
Dell International LLC
6.02%, 06/15/26 ............ 27 28,025
3.45%, 12/15/51
(a)
........... 10 6,766
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 30 23,515
Duke Realty LP, 2.25%
,
01/15/32 ... 10 8,328
Security
Par (000)
Par (000) Value
United States (continued)
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... USD 68 $ 64,345
eBay, Inc., 1.90%
,
03/11/25 ....... 1 939
Elevance Health, Inc., 2.38%
,
01/15/25 1 963
Eli Lilly & Co., 2.25%
,
05/15/50 .... 10 7,068
Equinix, Inc.
1.45%, 05/15/26 ............ 35 31,068
2.50%, 05/15/31 ............ 17 13,776
3.00%, 07/15/50 ............ 5 3,423
Expedia Group, Inc., 2.95%
,
03/15/31 10 7,954
Fidelity National Information Services,
Inc., 1.15%
,
03/01/26 ......... 1 884
Fiserv, Inc., 3.20%
,
07/01/26 ...... 10 9,469
FLYR, Inc., 10.00%
,
01/20/27
(e)
.... 49 49,338
Flyreel, Inc., 8.00%
,
07/20/23
(e)(k)
... 93 96,022
Freed Corp., 10.00%
,
12/01/23
(e)
... 128 123,520
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 39 33,644
8.25%, 04/15/25 ............ 35 29,459
FreeWire Technologies, Inc., 0.00%
,
03/31/25
(b)(e)
............... 61 62,440
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 26 26,000
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 25 22,478
6.75%, 05/01/29 ............ 28 23,030
Frontier Communications Holdings LLC,
8.75%
,
05/15/30
(a)
........... 35 35,385
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 42,975
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3 2,398
GATX Corp., 3.50%
,
03/15/28 ..... 1 935
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 10,397
General Motors Financial Co., Inc.
2.90%, 02/26/25 ............ 48 45,808
2.70%, 08/20/27 ............ 69 60,713
2.35%, 01/08/31 ............ 10 7,753
Georgia-Pacific LLC, 3.60%
,
03/01/25
(a)
1 994
Gilead Sciences, Inc.
1.65%, 10/01/30 ............ 10 8,194
4.75%, 03/01/46 ............ 41 39,306
2.80%, 10/01/50 ............ 10 6,978
Global Payments, Inc., 2.65%
,
02/15/25 5 4,772
Goldman Sachs Group, Inc. (The)
(SOFR + 0.61%), 0.86%, 02/12/26
(b)
2 1,819
(SOFR + 0.79%), 1.09%, 12/09/26
(b)
52 46,314
2.38%, 07/21/32 ............ 10 8,087
(SOFR + 1.47%), 2.91%, 07/21/42
(b)
10 7,302
GSK Consumer Healthcare Capital US
LLC, 3.02%
,
03/24/24
(a)
....... 12 11,821
HCA, Inc.
5.25%, 04/15/25 ............ 45 45,070
2.38%, 07/15/31 ............ 10 7,797
3.50%, 07/15/51 ............ 10 6,830
Home Depot, Inc. (The)
1.38%, 03/15/31 ............ 10 8,056
2.38%, 03/15/51 ............ 10 6,763
Homes by West Bay LLC, 9.50%
,
04/30/27
(e)
................ 146 137,795
HP, Inc., 3.00%
,
06/17/27 ........ 2 1,849
Humana, Inc., 1.35%
,
02/03/27 .... 1 874

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Intel Corp.
3.40%, 03/25/25 ............ USD 12 $ 11,981
3.10%, 02/15/60 ............ 2 1,428
Intercontinental Exchange, Inc.
1.85%, 09/15/32 ............ 10 7,810
3.00%, 09/15/60 ............ 10 6,738
International Business Machines Corp.,
2.95%
,
05/15/50 ............ 10 7,240
Johnson & Johnson, 2.25%
,
09/01/50 10 6,982
JPMorgan Chase & Co.
(b)
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25 .... 2 1,870
(SOFR + 0.61%), 1.56%, 12/10/25 7 6,539
(SOFR + 1.85%), 2.08%, 04/22/26 64 59,845
(SOFR + 1.32%), 4.08%, 04/26/26 49 48,389
(SOFR + 1.56%), 4.32%, 04/26/28 51 50,160
(3 Month CME Term SOFR +
1.11%), 1.76%, 11/19/31 ..... 10 7,907
(SOFR + 1.51%), 2.53%, 11/19/41 20 14,309
Kilroy Realty LP, 2.50%
,
11/15/32 ... 10 7,805
Kimco Realty Corp., 2.25%
,
12/01/31 10 8,039
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
16 15,242
Kraft Heinz Foods Co.
3.00%, 06/01/26 ............ 33 31,089
4.38%, 06/01/46 ............ 45 37,503
Lam Research Corp., 3.75%
,
03/15/26 5 4,988
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(k)
............... 27 19,035
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 7 5,460
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 25 17,407
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 1 1,003
3.35%, 04/01/27 ............ 25 24,058
1.70%, 10/15/30 ............ 10 8,019
3.00%, 10/15/50 ............ 10 6,968
4.25%, 04/01/52 ............ 53 45,895
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 52 43,775
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 5 5,114
Magallanes, Inc.
(a)
3.43%, 03/15/24 ............ 17 16,666
3.64%, 03/15/25 ............ 20 19,370
McDonald's Corp., 3.30%
,
07/01/25 . 2 1,987
Merck & Co., Inc.
2.75%, 02/10/25 ............ 12 11,856
2.45%, 06/24/50 ............ 10 7,023
Metropolitan Life Global Funding I,
1.88%
,
01/11/27
(a)
........... 1 906
Microsoft Corp., 2.68%
,
06/01/60 ... 10 7,170
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/24/26
(a)
1 889
Mondelez International, Inc., 1.50%
,
02/04/31 ................. 10 7,840
Moody's Corp.
2.55%, 08/18/60 ............ 2 1,246
3.10%, 11/29/61 ............ 8 5,486
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(b)
64 63,180
(SOFR + 0.53%), 0.79%, 05/30/25
(b)
15 13,964
3.13%, 07/27/26 ............ 56 53,421
3.63%, 01/20/27 ............ 4 3,874
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
1 877
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR + 1.03%), 1.79%, 02/13/32
(b)
USD 10 $ 7,866
(SOFR + 1.43%), 2.80%, 01/25/52
(b)
10 6,943
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 8 6,814
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 7 6,072
5.50%, 08/15/28 ............ 35 28,075
5.13%, 12/15/30 ............ 31 23,173
Nestle Holdings, Inc., 2.50%
,
09/14/41
(a)
................ 10 7,616
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 17 13,898
Northern Trust Corp., 4.00%
,
05/10/27 33 33,199
Oncor Electric Delivery Co. LLC,
5.75%
,
03/15/29 ............ 1 1,080
ONEOK Partners LP, 4.90%
,
03/15/25 79 79,658
Oracle Corp.
3.40%, 07/08/24 ............ 8 7,886
2.50%, 04/01/25 ............ 50 47,506
3.60%, 04/01/50 ............ 10 6,947
3.95%, 03/25/51 ............ 37 27,176
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 3 2,621
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 23 17,438
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 20 20,992
PepsiCo, Inc., 2.38%
,
10/06/26 .... 2 1,916
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 48 38,122
7.25%, 03/15/29 ............ 45 34,045
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 14,025
PNC Bank NA, 4.20%
,
11/01/25 .... 2 1,998
Principal Life Global Funding II
(a)
0.75%, 04/12/24 ............ 1 946
1.25%, 08/16/26 ............ 1 885
QUALCOMM, Inc., 1.65%
,
05/20/32 . 10 8,076
Regions Financial Corp., 2.25%
,
05/18/25 ................. 2 1,908
Republic Services, Inc., 1.45%
,
02/15/31 ................. 10 7,850
RMIT Cash Management LLC, Series
2021-3, 0.00%
,
10/17/33
(e)
..... 200 191,039
Roper Technologies, Inc., 1.75%
,
02/15/31 ................. 10 7,792
Royalty Pharma plc, 2.15%
,
09/02/31 10 7,803
Ryder System, Inc., 2.50%
,
09/01/24 2 1,930
S&P Global, Inc., 1.25%
,
08/15/30 .. 10 7,915
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 20 19,271
Salesforce, Inc., 2.90%
,
07/15/51 ... 10 7,562
Service Properties Trust
4.50%, 06/15/23 ............ 14 13,015
4.50%, 03/15/25 ............ 16 12,639
7.50%, 09/15/25 ............ 29 26,571
Sherwin-Williams Co. (The), 2.20%
,
03/15/32 ................. 10 8,047
Simon Property Group LP, 3.38%
,
10/01/24 ................. 1 986
Stem, Inc., 0.50%
,
12/01/28
(a)(k)
.... 6 3,688
Talen Energy Supply LLC
(a)(d)(l)
7.25%, 05/15/27 ............ 23 22,647
6.63%, 01/15/28 ............ 59 57,128
7.63%, 06/01/28 ............ 23 22,544

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ USD 77 $ 72,705
Tenet Healthcare Corp., 6.13%
,
06/15/30
(a)
................ 36 33,213
Thermo Fisher Scientific, Inc., 1.22%
,
10/18/24 ................. 1 947
T-Mobile USA, Inc.
3.50%, 04/15/25 ............ 55 53,792
2.25%, 11/15/31 ............ 10 8,116
Toyota Motor Credit Corp.
1.80%, 02/13/25 ............ 4 3,813
3.05%, 03/22/27 ............ 2 1,923
1.90%, 09/12/31 ............ 10 8,201
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 259 249,611
Truist Bank
3.30%, 05/15/26 ............ 5 4,819
3.80%, 10/30/26 ............ 6 5,863
TWDC Enterprises 18 Corp., 3.15%
,
09/17/25 ................. 1 984
UnitedHealth Group, Inc.
3.10%, 03/15/26 ............ 3 2,936
2.90%, 05/15/50 ............ 10 7,489
US Bancorp
3.10%, 04/27/26 ............ 2 1,928
3.90%, 04/26/28 ............ 33 32,621
Verizon Communications, Inc.
2.63%, 08/15/26 ............ 33 31,178
1.68%, 10/30/30 ............ 10 8,059
2.99%, 10/30/56 ............ 10 6,943
Visa, Inc.
1.10%, 02/15/31 ............ 10 8,000
2.00%, 08/15/50 ............ 10 6,632
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 79 74,281
VMware, Inc., 2.20%
,
08/15/31 .... 10 7,874
Walmart, Inc., 2.65%
,
09/22/51 .... 10 7,518
Walt Disney Co. (The), 2.75%
,
09/01/49 10 7,138
Waste Management, Inc., 1.50%
,
03/15/31 ................. 10 7,956
Wells Fargo & Co., (LIBOR USD 3
Month + 0.75%), 2.16%
,
02/11/26
(b)
22 20,677
Welltower, Inc., 4.50%
,
01/15/24 ... 37 37,210
Western Digital Corp., 4.75%
,
02/15/26 10 9,541
Workday, Inc., 3.50%
,
04/01/27 .... 20 19,126
WRKCo, Inc., 4.90%
,
03/15/29 ..... 1 1,003
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 52 48,369
5.50%, 08/15/28 ............ 30 25,082
4,987,004
Total Corporate Bonds — 6.1%
(Cost: $12,150,744) .............................. 9,341,693
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 6 Month + 4.85%),
5.10%
,
 10/02/28
(b)
........... EUR 149 142,872
Security
Par (000)
Par (000) Value
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25
(b)
..... EUR 187 $ 184,332
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 1 Month + 4.00%),
4.00%
,
 11/17/27
(b)
........... 214 206,881
Jersey, Channel Islands — 0.1%
(b)(e)
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 8.19%
,
 07/06/27 ...... GBP 40 47,583
Vita Global FinCo Ltd., Term Loan,
(EURIBOR 3 Month + 7.00%),
0.00% - 15.00%
,
 01/01/28 ...... EUR 67 68,273
115,856
Luxembourg — 0.1%
(b)
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.17%
,
 05/05/28 ............ USD 64 60,567
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00% - 15.00%
,
 01/01/28
(e)
15 14,669
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 9.25%), 0.00% -
15.00%
,
 01/01/28
(e)
.......... 97 95,205
170,441
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 0.00%),
0.00% - 15.00%
,
 01/01/28
(e)
..... EUR 154 149,626
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
5.23%
,
 10/14/27 ............ 100 96,673
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 311 288,762
535,061
United States — 1.7%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
5.92% - 6.50%
,
 05/17/28
(b)
..... USD 42 32,259
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 6.26%
,
 02/02/26
(b)
..... 74 66,321
Altar BidCo, Inc., 1st Lien Term Loan,
02/01/29
(b)(o)
............... 69 63,273
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 7.05%
,
 12/30/27
(b)
..... 82 76,083
Avaya, Inc., Term Loan, 12/15/27
(b)(e)(o)
10 9,050
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
5.57%
,
 12/15/27
(b)
........... 32 23,985
Avaya, Inc., Term Loan B2, 12/15/27
(b)(o)
20 15,100
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 4.17%
,
 03/01/24
(b)
..... 15 14,223

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.47%
,
 04/05/28
(b)
..... USD 18 $ 15,850
DirectTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
6.67%
,
 08/02/27
(b)
........... 46 42,020
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
6.92%
,
 12/21/28
(b)
........... 28 24,369
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
8.00%
,
 12/10/28
(b)
........... 43 41,041
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 3 Month + 7.50%),
9.75%
,
 05/01/28
(b)
........... 50 48,232
Emerald Technologies US
Acquisitionco, Inc., Term Loan
B, (SOFR 1 Month + 6.25%),
7.88%
,
 12/29/27
(b)
........... 33 31,472
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.92%
,
 02/28/28
(b)
94 89,668
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 6.06%
,
 05/01/28
(b)
.... 59 55,379
Galaxy Brands, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(b)(e)
......... 200 195,210
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
6.35%
,
 08/31/27
(b)
........... 99 74,897
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(b)(e)
.... 119 116,775
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 3.37%
,
 06/22/26
(b)
..... 151 144,741
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(b)(e)
.... 21 19,223
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
4.44%
,
 10/27/28
(b)
........... 63 59,504
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
6.25%
,
 04/26/28
(b)
........... 35 33,538
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
6.42%
,
 10/04/28
(b)(e)
.......... 16 14,965
Kronos Acquisition Holdings, Inc., Term
Loan, (SOFR 1 Month + 6.00%),
7.65%
,
 12/22/26
(b)
........... 15 14,608
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 5.42%
,
 12/17/27
(b)
..... 116 94,461
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(b)(e)
......... 128 127,360
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 9.07%
,
 09/03/26
(b)
..... 27 24,430
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, 06/02/28
(b)(o)
.... 4 3,507
Security
Par (000)
Par (000) Value
United States (continued)
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
8.15%
,
 01/24/30
(b)(e)
.......... USD 4 $ 3,600
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(e)(o)(p)
...... 312 295,313
Organon & Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.63%
,
 06/02/28
(b)
........... 60 57,215
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... 54 50,498
ProFrac Holdings II LLC, Term
Loan, (SOFR 6 Month + 8.50%),
10.01%
,
 03/04/25
(b)(e)
......... 44 43,524
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 03/10/28
(b)
89 83,126
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.93%
,
 04/27/28
(b)
..... 95 81,624
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.97%
,
 04/27/29
(b)
..... 50 42,800
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 58 51,306
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.17%
,
 04/03/28
(b)
........... 35 26,649
Sonder Corp., Term Loan,
7.93% ,  01 /19/27
(b)(e)
.......... 150 135,696
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 4.25%
,
 06/08/28
(b)
10 9,176
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 5.60%
,
 10/06/28
(b)
..... 18 14,701
Talen Energy Supply LLC, Term Loan,
(SOFR 3 Month + 4.75%), 5.95% -
6.68%
,
 11/13/23
(b)
........... 82 80,950
Vaco Holdings LLC, Term Loan,
(SOFR 3 Month + 5.00%),
7.20%
,
 01/21/29
(b)
........... 33 31,494
2,579,216
Total Floating Rate Loan Interests — 2.6%
(Cost: $4,323,652) .............................. 3,934,659
Foreign Government Obligations
Argentina — 0.1%
Argentine Republic
1.00%, 07/09/29 ............ 30 6,894
0.50%, 07/09/30
(q)
........... 295 64,565
1.13%, 07/09/35
(q)
........... 331 69,114
2.00%, 01/09/38
(q)
........... 119 34,449
175,022
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 116 102,658
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 1,062 744,580

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 3.38%
,
02/05/30
(c)
................ USD 200 $ 169,975
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 218 237,020
Total Foreign Government Obligations — 0.9%
(Cost: $2,063,192) .............................. 1,429,255
Shares
Shares
Investment Companies
Health Care Select Sector SPDR Fund
(f)
1,533 196,592
Industrial Select Sector SPDR Fund . 928 81,051
Invesco Municipal Opportunity Trust . 1,407 14,534
Invesco Municipal Trust ......... 1,398 14,204
Invesco QQQ Trust 1, Series 1 ..... 1,100 308,308
Invesco Quality Municipal Income Trust 1,385 14,141
Invesco Trust for Investment Grade
Municipals ................ 1,376 14,489
Invesco Value Municipal Income Trust 1,379 17,748
iShares China Large-Cap ETF
(f)(r)
... 2,692 91,286
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(r)
........ 147 16,174
iShares Latin America 40 ETF
(r)
.... 2,948 66,448
iShares MSCI Brazil ETF
(f)(r)
....... 3,320 90,935
iShares MSCI Emerging Markets ETF
(r)
429 17,203
iShares Nasdaq Biotechnology ETF
(f)(r)
153 17,997
KraneShares Bosera MSCI China A
ETF
(f)
.................... 1,141 44,282
KraneShares CSI China Internet ETF 8,431 276,200
Nuveen Municipal Value Fund, Inc. .. 2,293 20,476
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 1,847 167,542
SPDR Gold Shares
(i)
............ 2,028 341,637
United States Oil Fund LP ........ 1,587 127,515
VanEck Vectors Semiconductor ETF
(f)
221 45,024
Total Investment Companies — 1.3%
(Cost: $2,124,956) .............................. 1,983,786
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
(a)(b)
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1B1,
(SOFR30A + 3.10%), 4.03%,
10/25/41 ............... USD 30 25,731
Series 2022-R01, Class 1B1,
(SOFR30A + 3.15%), 4.08%,
12/25/41 ............... 14 11,567
Federal Home Loan Mortgage Corp.
STACR REMIC Trust
Series 2021-DNA6, Class B1,
(SOFR30A + 3.40%), 4.33%,
10/25/41 ............... 51 43,626
Series 2022-DNA1, Class B1,
(SOFR30A + 3.40%), 4.33%,
01/25/42 ............... 17 14,325
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.93%,
12/25/50 ............... USD 17 $ 14,504
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 4.43%,
10/25/33 ............... 49 42,485
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.93%,
08/25/33 ............... 32 25,259
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.93%,
08/25/33 ............... 20 15,347
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 4.33%,
08/25/33 ............... 18 15,613
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.93%,
08/25/33 ............... 17 14,303
Federal Home Loan Mortgage Corp.,
Structured Agency Credit Risk Debt
Notes, Series 2021-DNA7, Class
B1, (SOFR30A + 3.65%), 4.58%,
11/25/41 .................. 51 43,351
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 544 464,936
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 216 195,251
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 56,937
983,235
Commercial Mortgage-Backed Securities — 2.0%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (TSFR1M + 2.25%), 3.76%,
01/19/37
(a)(b)
............... 100 99,284
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (TSFR1M + 3.37%), 4.65%,
12/15/34
(a)(b)(e)
.............. 100 93,000
United States — 1.9%
BANK
Series 2017-BNK8, Class B, 4.06%,
11/15/50
(b)
.............. 13 11,880
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 16,854
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 2.42%,
04/15/36 ............... 27 25,564
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 2.67%,
04/15/36 ............... 37 34,539
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 2.92%,
04/15/36 ............... 33 30,592

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 3.42%,
04/15/36 ............... USD 37 $ 34,149
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 4.22%,
04/15/36 ............... 24 22,120
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 5.12%,
04/15/36 ............... 39 35,996
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 6.23%,
04/15/36 ............... 18 16,642
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 39,897
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 3.97%,
10/15/36 ............... 85 79,901
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 3.49%,
10/15/36 ............... 109 101,310
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 4.14%,
12/15/38 ............... 100 92,971
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 4.13%,
05/15/38 ............... 100 90,013
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 3.57%,
10/15/38 ............... 114 106,734
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 55,676
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 71,498
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 3.57%,
10/15/36 ............... 100 93,221
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 3.57%,
01/15/34 ............... 20 18,712
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 4.32%,
01/15/34 ............... 40 37,165
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
4.12%, 06/15/38 .......... 106 97,446
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,289
Citigroup Commercial Mortgage Trust,
Series 2018-C6, Class A4, 4.41%,
11/10/51 .................. 16 16,082
Commercial Mortgage Trust
Series 2014-CR17, Class C, 4.94%,
05/10/47
(b)
.............. 15 14,756
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 32 31,492
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 3.67%, 12/15/31
(a)(b)
13 11,776
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%,
11/15/48
(b)
.............. 10 9,519
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 94 82,522
Security
Par (000)
Par (000) Value
United States (continued)
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 3.19%, 05/15/35
(a)(b)
USD 91 $ 86,150
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 3.58%,
07/15/38 ............... 203 195,624
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 4.17%,
07/15/38 ............... 101 96,890
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 4.26%,
11/15/36
(a)(b)
............... 100 93,819
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 31,011
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 34,217
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 3.77%,
04/15/38 ............... 60 55,480
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 4.27%,
04/15/38 ............... 60 55,113
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 3.67%, 03/15/38
(a)(b)
.... 115 107,072
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 5.33%,
11/15/38 ............... 122 113,745
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
6.58%, 11/15/38 .......... 131 117,941
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 3.42%,
04/15/38 ............... 156 146,810
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.92%,
04/15/38 ............... 106 98,459
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, 4.48%,
05/15/48
(b)
.............. 10 9,431
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 26,366
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............. 17 16,356
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 25,475
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 3.95%,
11/15/38 ............... 100 92,217
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 3.94%,
11/15/36 ............... 100 93,355
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
3.25%, 07/15/36
(a)(b)
.......... 25 23,250

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. USD 10 $ 9,044
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.19%, 08/10/49
(a)(b)
.......... 14 13,901
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 29,381
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 9,268
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 22,533
2,891,224
3,083,508
Total Non-Agency Mortgage-Backed Securities — 2.7%
(Cost: $4,500,239) .............................. 4,066,743
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(s)
.............. 166 219,105
Total Other Interests - 0.1%
(Cost: $167,154) .................................. 219,105
Preferred Securities
Capital Trusts — 0.1%
United States — 0.1%
(b)
Prudential Financial, Inc.
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 44 42,897
(LIBOR USD 3 Month + 4.18%),
5.88%, 09/15/42 .......... 64 62,832
USB Capital IX , (LIBOR USD 3 Month +
1.02%), 3.50%
(n)
............ 31 21,725
127,454
Total Capital Trusts — 0.1%
(Cost: $137,539) ................................ 127,454
Shares
Shares
Preferred Stocks — 2.8%
Brazil — 0.1%
Neon Payments Ltd.
(e)
........... 319 132,675
Petroleo Brasileiro SA (Preference) .. 4,534 24,189
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference) ...... 2,004 3,308
160,172
China — 0.3%
Bytedance Ltd., Series E-1 (Acquired
11/11/20, cost $272,511)
(e)(g)
..... 2,487 411,638
Security
Shares
Shares Value
Germany — 0.2%
Caresyntax, Inc.
(e)
............. 296 $ 20,773
Fuchs Petrolub SE (Preference) .... 46 1,287
Henkel AG & Co. KGaA (Preference) 103 6,374
Porsche Automobil Holding SE
(Preference) ............... 683 45,427
Volkswagen AG (Preference) ...... 421 56,683
Volocopter Gmbh, (Acquired 03/03/21,
cost $159,412)
(e)(g)
........... 30 162,668
293,212
India — 0.1%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,122)
(e)
(g)
...................... 32 122,861
Jersey, Channel Islands — 0.1%
(e)(g)
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $85,987) ....... 10,057 183,741
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $19,100) ....... 955 17,448
201,189
Sweden — 0.0%
Volta Greentech AB, Series C
(d)(e)
... 228 16,080
United States — 2.0%
10X Future Technologies Holding Ltd.,
(Acquired 05/13/21, cost $183,387)
(e)
(g)
...................... 4,842 79,159
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(k)
............. 277 317,608
Aptiv plc, Series A, 5.50%
(k)
....... 1,083 114,137
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 4,094 202,489
Boston Scientific Corp., Series A,
5.50%
(f)
.................. 713 72,327
Breeze Aviation Group, Inc., Series B
(Acquired 07/30/21, cost $127,466)
(e)
(g)
...................... 236 84,729
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(e)(g)
............ 2,891 54,004
Databricks, Inc., Series F (Acquired
10/22/19, cost $88,431)
(e)(g)
..... 2,059 377,703
Databricks, Inc., Series G (Acquired
02/01/21, cost $102,873)
(e)(g)
.... 580 106,395
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710)
(e)(g)
..... 14,760 72,324
Dream Finders Homes, Inc., 9.00%
(e)
285 268,256
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(e)(g)
..... 10,664 41,696
Farmer’s Business Network, Inc.,
Series F, (Acquired 07/31/20, cost
$69,518)
(e)(g)
............... 2,103 96,444
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$19,766)
(e)(g)
............... 318 15,248
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(e)(g)
..... 51,330 258,703
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $20,218)
(e)(g)
..... 3,376 17,015
Lessen, Inc., Series B
(e)
......... 6,246 57,026
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(e)
(g)
...................... 21,278 185,757
MNTN Digital, Series D (Acquired
11/05/21, cost $54,841)
(e)(g)
..... 2,388 34,602
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $48,256)
(e)(g)
..... 7,024 36,244

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Noodle Partners, Inc., Series C
(Acquired 08/26/21, cost $73,361)
(e)
(g)
...................... 8,220 $ 47,429
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $40,179)
(e)(g)
..... 1,532 39,158
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(e)
(g)
...................... 3,017 52,104
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(e)
(g)
...................... 1,720 130,686
SambaNova Systems, Inc., Series D
(Acquired 04/09/21, cost $52,640)
(e)
(g)
...................... 554 42,093
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(e)(g)
..... 1,894 18,107
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(e)(g)
............... 12,134 61,641
Verge Genomics, Series B (Acquired
11/05/21, cost $65,877)
(e)(g)
..... 12,367 58,619
Wells Fargo & Co., Series L, 7.50%
(k)(n)
46 55,913
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(e)
(g)
...................... 4,463 162,498
3,160,114
Total Preferred Stocks — 2.8%
(Cost: $3,910,509) .............................. 4,365,266
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 7.61%, 10/30/40
(b)
5,096 136,573
Total Trust Preferreds — 0.1%
(Cost: $140,435) ................................ 136,573
Total Preferred Securities — 3.0%
(Cost: $4,188,483) .............................. 4,629,293
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.87%, 09/25/30
(b)
........... USD 15 15,255
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 100 7,386
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.64% ,  01/25/30 ........ 279 25,563
Series K109, Class X1,
1.70% ,  04/25/30 ........ 118 11,457
Series K116, Class X1,
1.53% ,  07/25/30 ........ 100 8,908
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K120, Class X1,
1.13% ,  10/25/30 ........ USD 395 $ 26,269
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 464 19,958
99,541
Total U.S. Government Sponsored Agency Securities
—
0.1%
(Cost: $124,257) ................................ 114,796
U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 362 274,980
2.38%, 02/15/42 ............ 225 190,793
2.25%, 02/15/52
(t)
........... 1,141 938,678
U.S. Treasury Notes
0.13%, 11/30/22
(h)(i)
.......... 4,608 4,566,097
1.88%, 02/15/32 ............ 494 447,080
Total U.S. Treasury Obligations — 4.2%
(Cost: $6,613,631) .............................. 6,417,628
Shares
Shares
Warrants
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(d)
.......... 1,945 408
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(d)
.................. 375 83
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 36 20
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(d)
.................. 1,164 512
United States — 0.0%
(d)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 01/22/26, Strike Price USD
11.00) ................... 511 664
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 1,350
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 2,120 254
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 963 123

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 $ 1,412
Freewire Warrants TA (Issued/
exercisable 03/31/22, 1 share for
1 warrant, Expires 04/26/27, Strike
Price USD 3.35) ............ 6,819 —
Freewire Warrants TB (Issued/
exercisable 03/31/22, 1 share for
1 warrant, Expires 04/26/29, Strike
Price USD 3.35) ............ 6,819 —
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 178 116
Highland Transcend Partners I Corp.
(Issued/exercisable 03/23/22,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 1,590 207
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 178
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 101
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 1,542
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 431
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(e)
.......... 2,017 141
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 724 290
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
09/24/26, Strike Price USD 11.50) 1,924 1,049
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(e)
.......... 2,205 44
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 718 144
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 510 171
Security
Shares
Shares Value
United States (continued)
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 1,160 $ 360
8,577
Total Warrants — 0.0%
(Cost: $37,802) ................................ 9,600
Total Long-Term Investments — 76.1%
(Cost: $123,673,878) ............................. 116,253,780
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations
(u)
Brazil - 0.4%
Federative Republic of Brazil Treasury
Bills, 9.21%
,
07/01/24 ......... BRL 4 661,021
Japan - 5.3%
Japan Treasury Bill
(0.14)%, 07/25/22 ........... JPY 106,450 784,641
(0.10)%, 08/22/22 ........... 503,850 3,714,321
(0.09)%, 09/05/22 ........... 372,450 2,745,792
(0.10)%, 09/26/22 ........... 115,700 853,026
8,097,780
Total Foreign Government Obligations — 5.7%
(Cost: $9,028,396) .............................. 8,758,801
Shares
Shares
Money Market Funds
(r)(v)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.33% ...... 25,712,006 25,712,006
SL Liquidity Series, LLC, Money Market
Series, 1.73%
(w)
............. 1,804,566 1,804,205
Total Money Market Funds — 18.0%
(Cost: $27,516,366) .............................. 27,516,211
Par (000)
Pa r (000)
Time Deposits
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 0.25%, 07/01/22 .... AUD 47 32,442
Canada — 0.0%
Royal Bank of Canada,
0.51%, 07/04/22 ............ CAD 51 39,621
Europe — 0.1%
Citibank NA, (0.78)%, 07/01/22 .... EUR 165 173,046
Hong Kong — 0.0%
Hong Kong & Shanghai Bank Corp.
Ltd., 0.37%, 07/04/22 ......... HKD 17 2,146
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.36)%, 07/01/22 ........... JPY 1,326 9,776

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Norway — 0.0%
Brown Brothers Harriman & Co.,
0.07%, 07/01/22 ............ NOK 4 $ 361
Switzerland — 0.0%
BNP Paribas SA, (1.20)%, 07/01/22 . CHF —
(x)
501
United Kingdom — 0.0%
Citibank NA, 0.52%, 07/01/22 ..... GBP 7 9,053
United States — 0.1%
Royal Bank of Canada,
1.56%, 07/01/22 ............ USD 60 60,145
Total Time Deposits — 0.2%
(Cost: $327,091) ................................ 327,091
Total Short-Term Securities — 23.9%
(Cost: $36,871,853) .............................. 36,602,103
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.4%
(Cost: $960,967 ) ................................ $ 607,351
Total Investments Before Options Written and Investments Sold
Short — 100.4%
(Cost: $161,506,698) ............................. 153,463,234
Total Options Written — (0.6)%
(Premiums Received — $(908,895)) .................. (960,607)
Investments Sold Short
Shares
Shares
Common Stocks
United States — (0.0)%
JM Smucker Co. (The) .......... (412) (52,740)
Total Common Stocks — (0.0)%
(Proceeds: $(46,124)) ............................ (52,740)
Total Investments Sold Short — (0.0)%
(Proceeds: $(46,124) ) ............................ (52,740)
Total Investments Net of Options Written and Investments Sold
Short — 99.8%
(Cost: $160,551,679) ............................. 152,449,887
Other Assets Less Liabilities — 0.2% ................... 366,835
Net Assets — 100.0% .............................. $ 152,816,722
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,976,629, representing 3.26% of its net assets as of period end, and an original cost of $4,745,371.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(x)
Rounds to less than 1,000.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 8,690,749 $ 17,021,257 $ — $ — $ — $ 25,712,006 25,712,006 $ 37,605 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 3,724,155 — (1,917,625) (2,170) (155) 1,804,205 1,804,566 7,357
(b)
—
iShares China Large-Cap ETF .. 131,798 — (28,450) (11,923) (139) 91,286 2,692 393 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 98,408 287,296 (373,915) (11,567) (222) — — 345 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 38,828 1,076,103 (1,115,585) 17,706 (878) 16,174 147 224 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(c)
1,764,918 — (1,529,200) (264,375) 28,657 — — 16,268 —
iShares Latin America 40 ETF .. 69,160 — — — (2,712) 66,448 2,948 3,237 —
iShares MSCI Brazil ETF ..... 93,192 — — — (2,257) 90,935 3,320 4,976 —
iShares MSCI Emerging Markets
ETF .................. 20,957 — — — (3,754) 17,203 429 155 —
iShares Nasdaq Biotechnology
ETF .................. 23,351 — — — (5,354) 17,997 153 23 —
iShares Russell 2000 ETF
(c)
.... — 552,757 (584,981) 32,224 — — — — —
iShares S&P 500 Value ETF
(c)
.. 275,825 — (261,595) 42,130 (56,360) — — — —
$ (197,975) $ (43,174) $ 27,816,254 $ 70,583 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 5 09/08/22 $ 651 $ 9,498
Euro-BTP ............................................................... 8 09/08/22 1,032 849
Australia 10 Year Bond ...................................................... 26 09/15/22 2,134 2,114
MSCI Emerging Markets Index ................................................. 5 09/16/22 251 (214)
Russell 2000 E-Mini Index .................................................... 13 09/16/22 1,110 (5,076)
U.S. Treasury 10 Year Note ................................................... 76 09/21/22 8,993 (70,677)
U.S. Treasury Long Bond .................................................... 4 09/21/22 552 (4,333)
U.S. Treasury Ultra Bond .................................................... 21 09/21/22 3,216 (43,377)
U.S. Treasury 5 Year Note .................................................... 145 09/30/22 16,256 (67,231)
(178,447)
Short Contracts
Euro-Bund .............................................................. 2 09/08/22 312 (12,828)
Euro-Buxl ............................................................... 2 09/08/22 343 19,755
Euro-Schatz ............................................................. 10 09/08/22 1,144 (11,722)
Japan 10 Year Bond ........................................................ 1 09/12/22 1,095 3,540
EURO STOXX 50 Index ..................................................... 15 09/16/22 542 6,192
FTSE 100 Index .......................................................... 1 09/16/22 87 538
NASDAQ 100 E-Mini Index ................................................... 14 09/16/22 3,228 (56,862)
S&P 500 E-Mini Index ...................................................... 18 09/16/22 3,411 (29,465)
U.S. Treasury 10 Year Ultra Note ............................................... 122 09/21/22 15,494 122,318
Long Gilt ............................................................... 2 09/28/22 277 8,421
U.S. Treasury 2 Year Note .................................................... 32 09/30/22 6,714 23,412
73,299
$ (105,148)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 7,786,205 USD 383,973 Bank of America NA 07/21/22 $ 2,073
USD 471,442 CNY 3,020,066 Barclays Bank plc 07/21/22 20,268
USD 662,398 CNY 4,248,916 Morgan Stanley & Co. International plc 07/21/22 27,643
USD 723,479 HKD 5,667,755 HSBC Bank plc 07/21/22 782
USD 426,090 NOK 3,749,841 JPMorgan Chase Bank NA 07/21/22 45,278
USD 817,955 JPY 106,450,000 Deutsche Bank AG 07/25/22 32,439
CHF 480,600 USD 484,857 Bank of America NA 08/18/22 20,108
CHF 1,820,404 USD 1,857,477 JPMorgan Chase Bank NA 08/18/22 55,215
USD 358,507 GBP 284,761 HSBC Bank plc 08/18/22 11,577
USD 721,126 HKD 5,649,975 Citibank NA 08/18/22 42
USD 3,876,184 JPY 503,850,000 Morgan Stanley & Co. International plc 08/22/22 150,582
USD 373,375 BRL 1,848,802 HSBC Bank plc 09/02/22 26,375
USD 2,796,171 JPY 372,450,000 BNP Paribas SA 09/06/22 38,927
AUD 715,058 USD 492,578 Deutsche Bank AG 09/15/22 1,299
CAD 405,459 USD 313,542 Deutsche Bank AG 09/15/22 1,498
CNY 31,357 USD 4,628 HSBC Bank plc 09/15/22 55
CNY 1,754,172 USD 258,888 UBS AG 09/15/22 3,063
EUR 5,385,519 USD 5,644,896 HSBC Bank plc 09/15/22 28,832
GBP 276,202 EUR 316,930 Citibank NA 09/15/22 2,809
MXN 6,941,050 USD 334,598 HSBC Bank plc 09/15/22 5,861
MXN 191,323 USD 9,224 UBS AG 09/15/22 160
NZD 143,283 USD 89,073 Deutsche Bank AG 09/15/22 339
USD 703,981 INR 55,480,740 Citibank NA 09/15/22 6,181
USD 964,647 JPY 129,636,424 Bank of America NA 09/15/22 4,242
USD 632,246 SEK 6,428,970 Bank of America NA 09/15/22 1,828
EUR 139,904 USD 147,226 BNP Paribas SA 09/21/22 229

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 225,061 EUR 213,259 Barclays Bank plc 09/21/22 $ 292
USD 152,391 EUR 143,250 BNP Paribas SA 09/21/22 1,409
USD 862,783 JPY 115,700,000 Morgan Stanley & Co. International plc 09/26/22 4,853
494,259
AUD 494,878 USD 356,222 Bank of America NA 07/21/22 (14,598)
CAD 1,145,668 USD 908,021 HSBC Bank plc 07/21/22 (17,967)
IDR 2,658,755,032 USD 183,122 Citibank NA 07/21/22 (5,368)
JPY 142,243,360 EUR 1,030,738 UBS AG 07/21/22 (31,937)
AUD 378,914 USD 270,230 Bank of America NA 08/18/22 (8,587)
AUD 1,070,569 USD 753,629 Barclays Bank plc 08/18/22 (14,394)
AUD 1,120,146 USD 781,907 Deutsche Bank AG 08/18/22 (8,437)
EUR 744,229 USD 788,418 Deutsche Bank AG 08/18/22 (6,040)
GBP 132,317 USD 166,058 Bank of America NA 08/18/22 (4,853)
GBP 590,784 USD 731,981 Deutsche Bank AG 08/18/22 (12,216)
JPY 122,540,966 USD 945,983 JPMorgan Chase Bank NA 08/18/22 (40,164)
JPY 155,038,686 USD 1,200,970 UBS AG 08/18/22 (54,929)
NOK 4,162,356 CHF 429,105 Bank of America NA 08/18/22 (27,870)
NOK 2,547,279 CHF 260,652 JPMorgan Chase Bank NA 08/18/22 (15,005)
KRW 818,932,823 USD 638,435 JPMorgan Chase Bank NA 08/24/22 (2,436)
BRL 2,811,315 USD 557,878 Goldman Sachs International 09/15/22 (32,019)
DKK 863,779 USD 124,791 Morgan Stanley & Co. International plc 09/15/22 (2,423)
JPY 32,207,190 USD 241,910 HSBC Bank plc 09/15/22 (3,305)
JPY 417,531 USD 3,137 JPMorgan Chase Bank NA 09/15/22 (43)
JPY 936,000,943 USD 6,977,583 Morgan Stanley & Co. International plc 09/15/22 (43,268)
PLN 356,796 USD 82,068 Morgan Stanley & Co. International plc 09/15/22 (3,271)
SEK 2,344,941 USD 230,554 Citibank NA 09/15/22 (616)
USD 404,611 EUR 384,888 Deutsche Bank AG 09/15/22 (874)
ZAR 1,260,161 USD 77,501 HSBC Bank plc 09/15/22 (631)
ZAR 58,506 USD 3,599 Morgan Stanley & Co. International plc 09/15/22 (30)
JPY 97,649,403 USD 740,607 JPMorgan Chase Bank NA 09/21/22 (16,821)
(368,102)
$ 126,157
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Bank of America NA 07/01/22 CNY 6.83 CNY 7.13 USD 717 $ —
Put
USD Currency ............... One-Touch Bank of America NA 07/01/22 CNY 7.13 CNY 7.13 USD 18 —
USD Currency ............... One-Touch HSBC Bank plc 08/24/22 JPY 118.00 JPY 118.00 USD 18 351
351
$ 351
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alcoa Corp. ............................... 16 07/15/22 USD 100.00 USD 73 $ 56
Alphabet, Inc. .............................. 2 07/15/22 USD 2,200.00 USD 437 13,190
Compagnie Financiere Richemont SA .............. 8 07/15/22 CHF 130.00 CHF 81 176
Devon Energy Corp. .......................... 17 07/15/22 USD 70.00 USD 94 145
Devon Energy Corp. .......................... 32 07/15/22 USD 80.00 USD 176 80

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Diamondback Energy, Inc. ...................... 13 07/15/22 USD 157.65 USD 157 $ 195
Intuit, Inc. ................................. 2 07/15/22 USD 390.00 USD 77 2,230
Invesco QQQ Trust 1 ......................... 6 07/15/22 USD 315.00 USD 168 153
Invesco QQQ Trust 1 ......................... 8 07/15/22 USD 320.00 USD 224 120
Invesco QQQ Trust 1 ......................... 23 07/15/22 USD 325.00 USD 645 219
Marathon Oil Corp. .......................... 30 07/15/22 USD 30.00 USD 67 165
Marathon Oil Corp. .......................... 33 07/15/22 USD 33.00 USD 74 99
Marathon Oil Corp. .......................... 34 07/15/22 USD 27.00 USD 76 510
Occidental Petroleum Corp. ..................... 3 07/15/22 USD 75.00 USD 18 35
Occidental Petroleum Corp. ..................... 13 07/15/22 USD 70.00 USD 77 410
Raymond James, Inc. ......................... 8 07/15/22 USD 100.00 USD 72 580
Western Digital Corp. ......................... 5 07/15/22 USD 80.00 USD 22 13
Western Digital Corp. ......................... 9 07/15/22 USD 75.00 USD 40 41
Xerox Holdings Corp. ......................... 3 07/15/22 USD 30.00 USD 4 98
U.S. Treasury 10 Year Note ..................... 22 07/22/22 USD 118.00 USD 2,200 27,156
CF Industries Holdings, Inc. ..................... 4 08/19/22 USD 115.00 USD 34 290
CSX Corp. ................................ 31 08/19/22 USD 40.00 USD 90 233
Eli Lilly & Co. .............................. 5 08/19/22 USD 320.00 USD 162 9,425
Generac Holdings, Inc. ........................ 3 08/19/22 USD 300.00 USD 63 458
Halliburton Co. ............................. 21 08/19/22 USD 39.00 USD 66 1,113
Mercedes-Benz Group AG ..................... 15 08/19/22 EUR 70.00 EUR 83 141
Northrop Grumman Corp. ...................... 3 08/19/22 USD 500.00 USD 144 3,735
SPDR S&P 500 ETF Trust ...................... 10 08/19/22 USD 450.00 USD 377 145
SPDR S&P Biotech ETF ....................... 18 08/19/22 USD 80.00 USD 134 5,436
Domino's Pizza, Inc. .......................... 2 09/16/22 USD 400.00 USD 78 4,150
General Motors Co. .......................... 18 09/16/22 USD 38.00 USD 57 1,467
General Motors Co. .......................... 33 09/16/22 USD 45.00 USD 105 495
Mosaic Co. (The) ............................ 6 09/16/22 USD 70.00 USD 28 372
Pandora A/S ............................... 4 09/16/22 DKK 696.25 DKK 180 86
Eli Lilly & Co. .............................. 2 10/21/22 USD 330.00 USD 65 4,420
Invesco DB Agriculture Fund
(a)
................... 38 10/21/22 USD 23.00 USD 77 1,425
Dynatrace, Inc. ............................. 9 11/18/22 USD 45.00 USD 35 3,105
Generac Holdings, Inc. ........................ 4 11/18/22 USD 280.00 USD 84 4,180
Commerzbank AG ........................... 35 12/16/22 EUR 9.00 EUR 23 624
LVMH Moet Hennessy Louis Vuitton SE ............ 1 12/16/22 EUR 640.00 EUR 58 2,672
SAP SE .................................. 5 12/16/22 USD 100.00 USD 45 2,175
Abbott Laboratories .......................... 8 01/20/23 USD 125.00 USD 87 2,468
Adobe, Inc. ................................ 1 01/20/23 USD 480.00 USD 37 1,058
Align Technology, Inc. ......................... 2 01/20/23 USD 290.00 USD 47 4,310
Alphabet, Inc. .............................. 1 01/20/23 USD 2,500.00 USD 219 12,100
Dynatrace, Inc. ............................. 9 01/20/23 USD 45.00 USD 35 3,915
Eli Lilly & Co. .............................. 3 01/20/23 USD 340.00 USD 97 7,568
Eli Lilly & Co. .............................. 3 01/20/23 USD 320.00 USD 97 10,463
Glencore plc ............................... 9 01/20/23 GBP 5.80 GBP 40 1,631
Humana, Inc. .............................. 1 01/20/23 USD 500.00 USD 47 2,990
Intuit, Inc. ................................. 1 01/20/23 USD 450.00 USD 39 2,390
NIKE, Inc. ................................. 7 01/20/23 USD 135.00 USD 72 1,411
Otis Worldwide Corp. ......................... 9 01/20/23 USD 85.00 USD 64 1,328
Salesforce, Inc. ............................. 5 01/20/23 USD 210.00 USD 83 3,363
Salesforce, Inc. ............................. 5 01/20/23 USD 200.00 USD 83 4,513
ServiceNow, Inc. ............................ 2 01/20/23 USD 550.00 USD 95 8,090
SPDR S&P 500 ETF Trust ...................... 20 01/20/23 USD 430.00 USD 755 13,690
XPO Logistics, Inc. .......................... 6 01/20/23 USD 57.50 USD 29 2,370
175,476
Put
iShares Russell 2000 ETF ...................... 10 07/01/22 USD 166.00 USD 169 380
Alibaba Group Holding Ltd. ..................... 15 07/15/22 USD 85.00 USD 171 323
Clorox Co. (The) ............................ 13 07/15/22 USD 120.00 USD 183 358
Coca-Cola Co. (The) ......................... 37 07/15/22 USD 60.00 USD 233 1,351
Coca-Cola Co. (The) ......................... 46 07/15/22 USD 57.50 USD 289 759
CommScope Holding Co., Inc. ................... 4 07/15/22 USD 6.00 USD 2 120
Consumer Staples Select Sector SPDR Fund ......... 160 07/15/22 USD 68.00 USD 1,155 5,600

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Ford Motor Co. ............................. 13 07/15/22 USD 10.00 USD 14 $ 143
Invesco Senior Loan ETF ...................... 6 07/15/22 USD 20.00 USD 12 105
iShares China Large-Cap ETF ................... 117 07/15/22 USD 32.00 USD 397 3,920
iShares iBoxx $ High Yield Corporate Bond ETF ....... 3 07/15/22 USD 73.00 USD 22 273
iShares iBoxx $ High Yield Corporate Bond ETF ....... 7 07/15/22 USD 72.00 USD 52 420
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 53 07/15/22 USD 109.00 USD 583 4,055
iShares Russell 2000 ETF ...................... 5 07/15/22 USD 150.00 USD 85 195
iShares Russell 2000 ETF ...................... 11 07/15/22 USD 165.00 USD 186 2,998
iShares Russell 2000 ETF ...................... 31 07/15/22 USD 175.00 USD 525 23,901
Kraft Heinz Co. (The) ......................... 109 07/15/22 USD 35.00 USD 416 1,526
Micron Technology, Inc. ....................... 10 07/15/22 USD 67.50 USD 55 12,875
Netflix, Inc. ................................ 3 07/15/22 USD 150.00 USD 52 407
Pitney Bowes, Inc. ........................... 4 07/15/22 USD 4.00 USD 1 170
Procter & Gamble Co. (The) .................... 23 07/15/22 USD 130.00 USD 331 644
Seagate Technology Holdings plc ................. 4 07/15/22 USD 60.00 USD 29 106
SPDR EURO STOXX 50 ETF ................... 7 07/15/22 USD 32.00 USD 24 105
SPDR S&P 500 ETF Trust ...................... 4 07/15/22 USD 360.00 USD 151 1,180
United States Steel Corp. ...................... 10 07/15/22 USD 17.00 USD 18 595
VanEck Semiconductor ETF .................... 3 07/15/22 USD 185.00 USD 61 473
VanEck Semiconductor ETF .................... 3 07/15/22 USD 180.00 USD 61 314
Anglo American plc .......................... 3 08/19/22 GBP 32.00 GBP 91 16,475
Apple, Inc. ................................ 37 08/19/22 USD 130.00 USD 506 17,945
BHP Group Ltd. ............................. 4 08/19/22 GBP 22.28 GBP 103 5,750
ConocoPhillips ............................. 16 08/19/22 USD 90.00 USD 144 11,160
FedEx Corp. ............................... 12 08/19/22 USD 210.00 USD 272 7,770
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 59 08/19/22 USD 108.00 USD 649 8,408
iShares MSCI EAFE ETF ...................... 9 08/19/22 USD 51.00 USD 56 585
Kroger Co. (The) ............................ 82 08/19/22 USD 45.00 USD 388 11,685
Procter & Gamble Co. (The) .................... 15 08/19/22 USD 135.00 USD 216 3,773
Rio Tinto plc ............................... 1 08/19/22 GBP 52.00 GBP 51 7,800
Sabre Corp. ............................... 3 08/19/22 USD 5.00 USD 2 113
Xerox Holdings Corp. ......................... 5 08/19/22 USD 13.00 USD 7 197
U.S. Treasury 10 Year Note ..................... 18 08/26/22 USD 115.00 USD 1,800 8,156
Consumer Staples Select Sector SPDR Fund ......... 128 09/16/22 USD 73.00 USD 924 38,720
Dollar Tree, Inc. ............................. 18 09/16/22 USD 145.00 USD 281 12,915
Exxon Mobil Corp. ........................... 10 09/16/22 USD 100.00 USD 86 16,975
Ford Motor Co. ............................. 4 09/16/22 USD 10.00 USD 4 236
Invesco Senior Loan ETF ...................... 7 09/16/22 USD 19.00 USD 14 228
Sherwin-Williams Co. (The) ..................... 2 09/16/22 USD 240.00 USD 45 4,450
Sabre Corp. ............................... 2 10/21/22 USD 5.00 USD 1 122
Ally Financial, Inc. ........................... 4 12/16/22 USD 20.00 USD 13 230
Ford Motor Co. ............................. 6 12/16/22 USD 8.00 USD 7 249
SPDR S&P 500 ETF Trust ...................... 27 12/16/22 USD 350.00 USD 1,019 42,890
ConocoPhillips ............................. 7 01/20/23 USD 90.00 USD 63 9,135
Energy Select Sector SPDR Fund ................ 18 01/20/23 USD 65.00 USD 129 10,485
EQT Corp. ................................ 18 01/20/23 USD 35.00 USD 62 12,510
Exxon Mobil Corp. ........................... 8 01/20/23 USD 80.00 USD 69 6,020
Pioneer Natural Resources Co. .................. 3 01/20/23 USD 210.00 USD 67 8,460
Valero Energy Corp. .......................... 6 01/20/23 USD 105.00 USD 64 9,300
336,038
$ 511,514
(a) All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Bank of America NA — 07/14/22 CNH 7.00 USD 611 $ 13
USD Currency ........... JPMorgan Chase Bank NA — 07/21/22 CNH 6.70 USD 704 3,371

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EssilorLuxottica SA ....... JPMorgan Chase Bank NA 564 09/16/22 EUR 200.00 EUR 81 $ 29
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 1,867 09/16/22 USD 290.00 USD 416 5,968
9,381
Put
EUR Currency ........... Bank of America NA — 07/11/22 USD 1.03 EUR 1,090 1,951
EUR Currency ........... JPMorgan Chase Bank NA — 07/11/22 USD 1.01 EUR 1,090 311
EUR Currency ........... JPMorgan Chase Bank NA — 07/21/22 CHF 1.00 EUR 880 6,905
EUR Currency ........... JPMorgan Chase Bank NA — 07/29/22 CHF 0.99 EUR 880 4,732
EUR Currency ........... Morgan Stanley & Co. International plc — 08/12/22 USD 1.03 EUR 2,461 16,593
USD Currency ........... Royal Bank of Canada — 09/08/22 JPY 130.00 USD 1,076 10,254
40,746
$ 50,127
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 5.00 % CDX.NA.HY.38-V2 Quarterly Citibank NA 08/17/22 USD 91.00 USD 60 $ 378
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly
Goldman Sachs
International 07/20/22 USD 93.00 USD 75 213
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly Citibank NA 07/20/22 USD 94.00 USD 90 370
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly Deutsche Bank AG 07/20/22 USD 95.00 USD 90 539
$ 1,500
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank 07/05/22 1.52 % USD 778 $ —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank 07/06/22 1.55 USD 328 —
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International 03/16/23 0.80 USD 10,341 1,801
1,801
Put
5-Year Interest Rate Swap
(a)
. 2.91% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International 07/05/22 2.91 USD 1,885 2,298
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual BNP Paribas 08/08/22 0.42 JPY 109,504 8,005
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination Goldman Sachs 04/03/23 2.47 GBP 3,719 31,755
42,058
$ 43,859
(a)
Forward settling swaption.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alcoa Corp. ................................ 9 07/15/22 USD 70.00 USD 41 $ (27)
Invesco QQQ Trust 1 .......................... 23 07/15/22 USD 340.00 USD 645 (81)
Western Digital Corp. .......................... 9 07/15/22 USD 85.00 USD 40 (135)
U.S. Treasury 10 Year Note ...................... 22 07/22/22 USD 120.00 USD 2,200 (7,563)
Alphabet, Inc. ............................... 1 08/19/22 USD 2,500.00 USD 219 (3,365)
Amazon.com, Inc. ............................ 13 08/19/22 USD 125.00 USD 138 (2,431)
American Tower Corp. ......................... 3 08/19/22 USD 280.00 USD 77 (1,020)
Anglo American plc ........................... 1 08/19/22 GBP 41.00 GBP 30 (97)
Applied Materials, Inc. ......................... 3 08/19/22 USD 105.00 USD 27 (582)
Archer-Daniels-Midland Co. ...................... 5 08/19/22 USD 80.00 USD 39 (1,463)
Bank of America Corp. ......................... 25 08/19/22 USD 35.00 USD 78 (1,050)
BHP Group Ltd. .............................. 2 08/19/22 GBP 28.51 GBP 52 (335)
Boston Scientific Corp. ......................... 17 08/19/22 USD 42.00 USD 63 (850)
CF Industries Holdings, Inc. ...................... 7 08/19/22 USD 95.00 USD 60 (2,520)
Comcast Corp. .............................. 10 08/19/22 USD 42.50 USD 39 (590)
ConocoPhillips .............................. 13 08/19/22 USD 105.00 USD 117 (2,074)
ConocoPhillips .............................. 48 08/19/22 USD 120.00 USD 431 (2,280)
Costco Wholesale Corp. ........................ 1 08/19/22 USD 510.00 USD 48 (925)
EQT Corp. ................................. 18 08/19/22 USD 41.00 USD 62 (2,565)
Exxon Mobil Corp. ............................ 6 08/19/22 USD 105.00 USD 51 (324)
Fortive Corp. ................................ 12 08/19/22 USD 60.00 USD 65 (810)
Home Depot, Inc. (The) ........................ 2 08/19/22 USD 300.00 USD 55 (905)
Home Depot, Inc. (The) ........................ 4 08/19/22 USD 325.00 USD 110 (414)
Mastercard, Inc. ............................. 3 08/19/22 USD 350.00 USD 95 (1,523)
Microsoft Corp. .............................. 9 08/19/22 USD 280.00 USD 231 (3,825)
Morgan Stanley .............................. 6 08/19/22 USD 80.00 USD 46 (1,392)
Nice Ltd. .................................. 3 08/19/22 USD 230.00 USD 58 (495)
Rio Tinto plc ................................ 1 08/19/22 GBP 65.90 GBP 51 (146)
ServiceNow, Inc. ............................. 1 08/19/22 USD 550.00 USD 48 (1,135)
Starbucks Corp. ............................. 5 08/19/22 USD 80.00 USD 38 (1,305)
TE Connectivity Ltd. ........................... 4 08/19/22 USD 125.00 USD 45 (756)
Thermo Fisher Scientific, Inc. ..................... 1 08/19/22 USD 580.00 USD 54 (1,240)
United Parcel Service, Inc. ...................... 4 08/19/22 USD 190.00 USD 73 (2,450)
Valero Energy Corp. ........................... 7 08/19/22 USD 125.00 USD 74 (1,729)
Vulcan Materials Co. .......................... 4 08/19/22 USD 160.00 USD 57 (860)
Walt Disney Co. (The) ......................... 4 08/19/22 USD 105.00 USD 38 (772)
Exxon Mobil Corp. ............................ 10 09/16/22 USD 115.00 USD 86 (360)
General Motors Co. ........................... 33 09/16/22 USD 52.50 USD 105 (132)
Pioneer Natural Resources Co. ................... 8 09/16/22 USD 295.00 USD 178 (3,140)
Invesco DB Agriculture Fund
(a)
.................... 38 10/21/22 USD 27.00 USD 77 (285)
AbbVie, Inc. ................................ 8 01/20/23 USD 165.00 USD 123 (5,300)
ConocoPhillips .............................. 7 01/20/23 USD 125.00 USD 63 (2,030)
EQT Corp. ................................. 18 01/20/23 USD 50.00 USD 62 (4,410)
Exxon Mobil Corp. ............................ 8 01/20/23 USD 110.00 USD 69 (1,976)
LyondellBasell Industries NV ..................... 11 01/20/23 USD 124.80 USD 96 (715)
Merck & Co., Inc. ............................. 13 01/20/23 USD 100.00 USD 119 (3,900)
Pioneer Natural Resources Co. ................... 3 01/20/23 USD 300.00 USD 67 (1,470)
Valero Energy Corp. ........................... 6 01/20/23 USD 150.00 USD 64 (2,295)
(76,047)
Put
iShares Russell 2000 ETF ....................... 10 07/01/22 USD 161.00 USD 169 (25)
Alcoa Corp. ................................ 9 07/15/22 USD 45.00 USD 41 (2,084)
Alibaba Group Holding Ltd. ...................... 23 07/15/22 USD 70.00 USD 261 (115)
Alphabet, Inc. ............................... 1 07/15/22 USD 2,000.00 USD 219 (1,745)
Alphabet, Inc. ............................... 1 07/15/22 USD 1,800.00 USD 219 (323)
Apple, Inc. ................................. 7 07/15/22 USD 125.00 USD 96 (613)
Coca-Cola Co. (The) .......................... 37 07/15/22 USD 55.00 USD 233 (389)
Coca-Cola Co. (The) .......................... 46 07/15/22 USD 52.50 USD 289 (299)
Compagnie Financiere Richemont SA ............... 8 07/15/22 CHF 100.00 CHF 81 (2,791)
Consumer Staples Select Sector SPDR Fund .......... 160 07/15/22 USD 63.00 USD 1,155 (2,880)
Freeport-McMoRan, Inc. ........................ 21 07/15/22 USD 32.00 USD 61 (6,983)
Invesco QQQ Trust 1 .......................... 6 07/15/22 USD 260.00 USD 168 (1,239)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Invesco QQQ Trust 1 .......................... 8 07/15/22 USD 265.00 USD 224 $ (2,352)
iShares China Large-Cap ETF .................... 117 07/15/22 USD 29.00 USD 397 (585)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 10 07/15/22 USD 67.00 USD 74 (125)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 54 07/15/22 USD 77.00 USD 397 (20,655)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 53 07/15/22 USD 105.00 USD 583 (610)
iShares Russell 2000 ETF ....................... 3 07/15/22 USD 145.00 USD 51 (65)
iShares Russell 2000 ETF ....................... 5 07/15/22 USD 130.00 USD 85 (33)
Kraft Heinz Co. (The) .......................... 109 07/15/22 USD 32.50 USD 416 (491)
Micron Technology, Inc. ........................ 20 07/15/22 USD 60.00 USD 111 (11,600)
Netflix, Inc. ................................. 3 07/15/22 USD 125.00 USD 52 (63)
NIKE, Inc. .................................. 7 07/15/22 USD 95.00 USD 72 (679)
Procter & Gamble Co. (The) ..................... 23 07/15/22 USD 115.00 USD 331 (437)
Raymond James, Inc. .......................... 8 07/15/22 USD 85.00 USD 72 (1,020)
Sociedad Quimica y Minera de Chile SA ............. 5 07/15/22 USD 60.00 USD 42 (75)
SPDR S&P 500 ETF Trust ....................... 4 07/15/22 USD 345.00 USD 151 (424)
VanEck Semiconductor ETF ..................... 3 07/15/22 USD 165.00 USD 61 (98)
VanEck Semiconductor ETF ..................... 3 07/15/22 USD 160.00 USD 61 (65)
Alphabet, Inc. ............................... 1 08/19/22 USD 1,900.00 USD 219 (4,225)
Amazon.com, Inc. ............................ 10 08/19/22 USD 90.00 USD 106 (2,655)
Anglo American plc ........................... 3 08/19/22 GBP 28.69 GBP 91 (8,557)
Apple, Inc. ................................. 15 08/19/22 USD 120.00 USD 205 (3,630)
Apple, Inc. ................................. 56 08/19/22 USD 115.00 USD 766 (9,016)
BHP Group Ltd. .............................. 4 08/19/22 GBP 19.60 GBP 103 (2,131)
ConocoPhillips .............................. 16 08/19/22 USD 75.00 USD 144 (3,152)
CSX Corp. ................................. 31 08/19/22 USD 30.00 USD 90 (5,658)
Eli Lilly & Co. ............................... 5 08/19/22 USD 260.00 USD 162 (995)
FedEx Corp. ................................ 12 08/19/22 USD 180.00 USD 272 (2,058)
Generac Holdings, Inc. ......................... 3 08/19/22 USD 220.00 USD 63 (7,710)
Halliburton Co. .............................. 21 08/19/22 USD 30.00 USD 66 (4,232)
Home Depot, Inc. (The) ........................ 4 08/19/22 USD 250.00 USD 110 (2,330)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 36 08/19/22 USD 72.00 USD 265 (5,436)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 59 08/19/22 USD 103.00 USD 649 (2,626)
Kroger Co. (The) ............................. 82 08/19/22 USD 40.00 USD 388 (3,280)
Mercedes-Benz Group AG ...................... 15 08/19/22 EUR 60.00 EUR 83 (9,471)
Microsoft Corp. .............................. 3 08/19/22 USD 220.00 USD 77 (939)
Microsoft Corp. .............................. 8 08/19/22 USD 215.00 USD 205 (2,052)
Northrop Grumman Corp. ....................... 3 08/19/22 USD 400.00 USD 144 (923)
Procter & Gamble Co. (The) ..................... 15 08/19/22 USD 120.00 USD 216 (1,170)
Rio Tinto plc ................................ 1 08/19/22 GBP 46.01 GBP 51 (3,257)
U.S. Treasury 10 Year Note ...................... 36 08/26/22 USD 113.00 USD 3,600 (6,750)
Albemarle Corp. ............................. 7 09/16/22 USD 180.00 USD 146 (6,930)
Amazon.com, Inc. ............................ 10 09/16/22 USD 85.00 USD 106 (2,505)
Consumer Staples Select Sector SPDR Fund .......... 128 09/16/22 USD 66.00 USD 924 (24,256)
Crowdstrike Holdings, Inc. ....................... 2 09/16/22 USD 110.00 USD 34 (598)
Dollar Tree, Inc. .............................. 18 09/16/22 USD 125.00 USD 281 (4,986)
Domino's Pizza, Inc. ........................... 2 09/16/22 USD 300.00 USD 78 (740)
Energy Select Sector SPDR Fund ................. 9 09/16/22 USD 75.00 USD 64 (6,705)
Exxon Mobil Corp. ............................ 10 09/16/22 USD 90.00 USD 86 (9,300)
Fortinet, Inc. ................................ 5 09/16/22 USD 42.00 USD 28 (513)
General Motors Co. ........................... 18 09/16/22 USD 30.00 USD 57 (3,753)
General Motors Co. ........................... 33 09/16/22 USD 32.00 USD 105 (9,834)
Okta, Inc. .................................. 4 09/16/22 USD 55.00 USD 36 (700)
Palo Alto Networks, Inc. ........................ 1 09/16/22 USD 350.00 USD 49 (545)
Pandora A/S ................................ 4 09/16/22 DKK 550.00 DKK 179 (6,467)
Splunk, Inc. ................................ 3 09/16/22 USD 75.00 USD 27 (1,305)
Zscaler, Inc. ................................ 3 09/16/22 USD 100.00 USD 45 (1,245)
Eli Lilly & Co. ............................... 2 10/21/22 USD 260.00 USD 65 (1,005)
Invesco DB Agriculture Fund
(a)
.................... 38 10/21/22 USD 19.00 USD 77 (1,520)
Dynatrace, Inc. .............................. 9 11/18/22 USD 35.00 USD 35 (3,015)
Generac Holdings, Inc. ......................... 4 11/18/22 USD 200.00 USD 84 (10,120)
Commerzbank AG ............................ 35 12/16/22 EUR 7.20 EUR 23 (4,255)
LVMH Moet Hennessy Louis Vuitton SE ............. 1 12/16/22 EUR 520.00 EUR 58 (3,060)
SAP SE ................................... 5 12/16/22 USD 80.00 USD 45 (1,875)
SPDR S&P 500 ETF Trust ....................... 41 12/16/22 USD 310.00 USD 1,547 (31,017)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Abbott Laboratories ........................... 8 01/20/23 USD 105.00 USD 87 $ (5,700)
Adobe, Inc. ................................. 1 01/20/23 USD 400.00 USD 37 (6,028)
Align Technology, Inc. .......................... 2 01/20/23 USD 230.00 USD 47 (7,170)
Alphabet, Inc. ............................... 1 01/20/23 USD 2,000.00 USD 219 (14,060)
Alphabet, Inc. ............................... 1 01/20/23 USD 1,600.00 USD 219 (4,685)
Amazon.com, Inc. ............................ 20 01/20/23 USD 80.00 USD 212 (7,800)
Apple, Inc. ................................. 13 01/20/23 USD 100.00 USD 178 (3,965)
Dynatrace, Inc. .............................. 9 01/20/23 USD 35.00 USD 35 (3,600)
Eli Lilly & Co. ............................... 3 01/20/23 USD 280.00 USD 97 (4,253)
Eli Lilly & Co. ............................... 3 01/20/23 USD 260.00 USD 97 (2,888)
Glencore plc ................................ 9 01/20/23 GBP 4.50 GBP 40 (6,867)
Humana, Inc. ............................... 1 01/20/23 USD 390.00 USD 47 (1,655)
Intuit, Inc. .................................. 1 01/20/23 USD 370.00 USD 39 (3,940)
Microsoft Corp. .............................. 7 01/20/23 USD 200.00 USD 180 (4,393)
NIKE, Inc. .................................. 7 01/20/23 USD 110.00 USD 72 (10,535)
Otis Worldwide Corp. .......................... 9 01/20/23 USD 65.00 USD 64 (3,465)
Salesforce, Inc. .............................. 10 01/20/23 USD 160.00 USD 165 (17,300)
ServiceNow, Inc. ............................. 2 01/20/23 USD 450.00 USD 95 (10,700)
XPO Logistics, Inc. ........................... 6 01/20/23 USD 45.00 USD 29 (3,330)
(409,699)
$ (485,746)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. JPMorgan Chase Bank NA — 07/21/22 CNH 6.90 USD 704 $ (204)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 564 09/16/22 EUR 225.00 EUR 81 (2)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 1,867 09/16/22 USD 320.00 USD 416 (4,272)
(4,478)
Put
EUR Currency .............. Bank of America NA — 07/11/22 USD 1.01 EUR 1,090 (311)
EUR Currency .............. JPMorgan Chase Bank NA — 07/21/22 CHF 1.00 EUR 880 (6,905)
EUR Currency .............. JPMorgan Chase Bank NA — 07/29/22 CHF 0.97 EUR 880 (1,559)
EUR Currency .............. Morgan Stanley & Co. International plc — 08/12/22 USD 1.00 EUR 1,231 (2,848)
EUR Currency .............. Morgan Stanley & Co. International plc — 08/12/22 USD 1.00 EUR 1,231 (3,131)
USD Currency .............. Royal Bank of Canada — 09/08/22 JPY 125.00 USD 1,076 (4,421)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 564 09/16/22 EUR 160.00 EUR 81 (11,802)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 1,867 09/16/22 USD 230.00 USD 416 (47,088)
S&P 500 Index ............. Citibank NA 462,500 09/16/22 USD 3,700.00 USD 1,750,738 (17,938)
(96,003)
$ (100,481)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap 5.00 % CDX.NA.HY.38-V2 Quarterly JPMorgan Chase Bank NA 09/21/22 NR USD 103.00 USD 287 $ (304)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38-V2 5.00 % Quarterly
Goldman Sachs
International 07/20/22 NR USD 88.00 USD 75 $ (36)
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38-V2 5.00 Quarterly Citibank NA 07/20/22 NR USD 89.00 USD 90 (71)
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38-V2 5.00 Quarterly Deutsche Bank AG 07/20/22 NR USD 90.00 USD 90 (94)
(201)
$ (505)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 % USD 3,793 $ (3,797)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 10,341 (1,118)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 10,341 (1,415)
(6,330)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/12/22 3.20 USD 451 (1,861)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.23% Semi-Annual Citibank NA 08/17/22 3.23 USD 864 (3,686)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Morgan Stanley & Co.
International plc 08/24/22 3.10 USD 1,767 (13,327)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 08/31/22 3.00 USD 1,824 (20,237)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual Citibank NA 09/23/22 3.45 USD 1,282 (6,060)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.91% Semi-Annual
Morgan Stanley & Co.
International plc 10/04/22 2.91 USD 1,885 (21,720)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 11/23/22 3.20 USD 846 (11,451)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.35% Semi-Annual
Morgan Stanley & Co.
International plc 12/08/22 3.35 USD 1,816 (20,291)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 3,793 (49,025)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 3,793 (44,745)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 2,825 (50,947)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 03/24/23 3.28 USD 916 (16,329)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 7,439 (34,636)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 942 (14,770)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 % USD 926 $ (14,008)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 USD 902 (9,722)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.57% Semi-Annual
Goldman Sachs
International 05/11/23 3.57 USD 1,711 (23,426)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.67% Semi-Annual Citibank NA 06/23/23 3.67 USD 855 (11,304)
(367,545)
$ (373,875)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 522 $ (2,418) $ (8,420) $ 6,002
Avis Budget Car Rental  LLC ............ 5.00 Quarterly 12/20/26 USD 90 1,094 (11,637) 12,731
CDX.NA.HY.37.V2 ................... 5.00 Quarterly 12/20/26 USD 87 1,064 (2,970) 4,034
$ (260) $ (23,027) $ 22,767
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 NR EUR 149 $ 578 $ 13,390 $ (12,812)
ITRAXX.EUROPE.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 NR EUR 391 (3,483) 46,666 (50,149)
ITRAXX.EUROPE.
CROSSOVER.36.V1 . 5.00 Quarterly 12/20/26 NR EUR 205 (3,617) 24,352 (27,969)
CDX.NA.HY.38.V2 ..... 5.00 Quarterly 06/20/27 NR USD 1,316 (36,215) (24,301) (11,914)
$ (42,737) $ 60,107 $ (102,844)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.88% Semi-Annual N/A 08/17/22 USD 203 $ 144 $ (90) $ 234
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 7,323 (11,599) — (11,599)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 7,321 (11,477) — (11,477)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (19,634) — (19,634)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (18,951) — (18,951)
1 day SOFR Annual 2.65% Annual N/A 05/02/24 USD 10,966 (40,872) 2,620 (43,492)
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 1,612 82,245 — 82,245

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 1,067 $ 19,559 $ — $ 19,559
2.72% Annual 1 day SOFR Annual N/A 05/02/25 USD 13,742 19,439 (3,790) 23,229
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (19,429) — (19,429)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 5,991 (27,348) — (27,348)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (26,813) — (26,813)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (22,286) — (22,286)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (13,393) — (13,393)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (20,136) — (20,136)
1 day SOFR Annual 2.67% Annual N/A 05/02/27 USD 988 (2,102) (726) (1,376)
1.08% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/30 USD 90 12,554 12,090 464
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 762 138,688 — 138,688
1 day SOFR Annual 2.65% Annual N/A 05/02/32 USD 6,318 (58,332) 5,716 (64,048)
2.58% Annual 1 day SOFR Annual N/A 05/24/32 USD 1,169 19,489 (1,160) 20,649
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 190 2,860 — 2,860
2.61% Annual 1 day SOFR Annual N/A 05/02/42 USD 143 4,742 347 4,395
2.43% Annual 1 day SOFR Annual N/A 05/02/52 USD 4,377 180,203 (9,730) 189,933
$ 187,551 $ 5,277 $ 182,274
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ 1,215 $ 3,780 $ (2,565)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 10 231 147 84
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 10 (238) (262) 24
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 10 (237) (591) 354
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 5 (118) (450) 332
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 10 (237) (996) 759
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 10 851 (689) 1,540
$ – $ – $ –
$ 1,467 $ 939 $ 528
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 $ (31,920) $ — $ (31,920)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (34,396) — (34,396)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,354 (32,589) — (32,589)
$ (98,905) $ — $ (98,905)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
1.20% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination Citibank NA 07/15/22 USD 2 $ 617 $ — $ 617
1 day SOFR minus
2.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 07/15/22 USD 5 2,838 — 2,838
1 day SOFR minus
2.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 07/15/22 USD 4 (7,387) — (7,387)
1 day SOFR minus
2.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 07/15/22 USD 3 1,601 — 1,601
1 day SOFR minus
2.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 07/15/22 USD 2 (4,058) — (4,058)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1 day SOFR minus
0.90%
At
Termination Citibank NA 07/19/22 USD 1 3,047 — 3,047
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1 day SOFR minus
0.90%
At
Termination Citibank NA 07/19/22 USD 2 6,228 — 6,228
Universal Health
Services, Inc. .... Quarterly
1 day SOFR minus
0.07% Quarterly BNP Paribas SA 08/10/22 — 20 — 20
Universal Health
Services, Inc. .... At Termination
1 day SOFR minus
0.08%
At
Termination BNP Paribas SA 08/10/22 — 9 — 9
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD — 2,021 — 2,021
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.13% Quarterly BNP Paribas SA 09/02/22 USD — 2,326 — 2,326
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD — 3,204 — 3,204
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.10% Quarterly BNP Paribas SA 09/02/22 USD — 275 — 275
1 day SOFR minus
0.90% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination Citibank NA 09/16/22 USD 1 299 — 299
1 day SOFR minus
1.25% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination BNP Paribas SA 09/16/22 USD 4 (3,703) — (3,703)
1 day SOFR minus
1.60% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
Goldman Sachs
International 09/16/22 USD 3 (555) — (555)
1 day SOFR minus
1.65% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly BNP Paribas SA 09/16/22 USD 3 (636) — (636)
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 09/16/22 USD 1 (2,049) — (2,049)
1 day SOFR minus
1.85% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 09/16/22 USD 1 (294) — (294)
Snap, Inc. ......... At Termination
1 day SOFR minus
0.18%
At
Termination BNP Paribas SA 09/16/22 USD 2 (1,427) — (1,427)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(2,862) of net dividends and financing fees.
(e)
Amount includes $621 of net dividends and financing fees.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 12/27/22 USD — $ 46 $ — $ 46
$ 2,422 $ — $ 2,422
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (407,811) $ (11,729)
(c)
$ (416,678) 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (726,004) 54,419
(e)
(672,206) 0.5
$ 42,690 $ (1,088,884)
(b) (d)
Range: 18-507 basis points 15-250 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates January 25, 2021-May 31, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
China
Bilibili, Inc., Class Z ........ (740) $ (18,971) 4.5%
China Longyuan Power Group
Corp. Ltd., Class H ...... (3,000) (5,814) 1.4
China Overseas Land &
Investment Ltd. ........ (6,000) (19,086) 4.6
China Vanke Co. Ltd., Class H (10,200) (25,681) 6.2
Kuaishou Technology ....... (1,000) (11,239) 2.7
Longfor Group Holdings Ltd. .. (3,000) (14,268) 3.4
Microport Scientific Corp. .... (4,201) (12,197) 2.9
Prosus NV .............. (148) (9,583) 2.3
Sunny Optical Technology Group
Co. Ltd. .............. (400) (6,559) 1.6
Shares Value
% of Basket
Value
China (continued)
Xinyi Solar Holdings Ltd. .... (4,000) $ (6,198) 1.5%
(129,596)
Finland
Sampo OYJ, Class A ....... (251) (10,969) 2.6
Germany
Beiersdorf AG ............ (195) (20,010) 4.8
Italy
Leonardo SpA ........... (572) (5,804) 1.4
Nexi SpA ............... (648) (5,381) 1.3
(11,185)
Japan
Open House Group Co. Ltd. .. (300) (11,942) 2.9
South Korea
Celltrion Healthcare Co. Ltd. .. (321) (17,038) 4.1
HYBE Co. Ltd. ........... (60) (6,739) 1.6

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Shares Value
% of Basket
Value
South Korea (continued)
NCSoft Corp. ............ (20) $ (5,399) 1.3%
(29,176)
Spain
Ferrovial SA ............. (258) (6,564) 1.6
Sweden
Fastighets AB Balder, Class B . (754) (3,612) 0.9
Sagax AB, Class B ........ (212) (3,930) 0.9
Sweco AB, Class B ........ (277) (2,887) 0.7
(10,429)
United Kingdom
BT Group plc ............ (2,485) (5,648) 1.3
Just Eat Takeaway.com NV ... (745) (11,707) 2.8
Rolls-Royce Holdings plc .... (8,171) (8,315) 2.0
(25,670)
United States
Caesars Entertainment, Inc. .. (148) (5,668) 1.3
CarMax, Inc. ............ (178) (16,105) 3.9
Coinbase Global, Inc., Class A (50) (2,351) 0.6
Lamb Weston Holdings, Inc. .. (133) (9,504) 2.3
Leidos Holdings, Inc. ....... (113) (11,380) 2.7
Lennar Corp., Class A ...... (105) (7,410) 1.8
Martin Marietta Materials, Inc. . (39) (11,670) 2.8
Norwegian Cruise Line Holdings
Ltd. ................ (1,254) (13,944) 3.3
Paramount Global, Class B ... (541) (13,352) 3.2
PulteGroup, Inc. .......... (558) (22,114) 5.3
Quanta Services, Inc. ...... (70) (8,774) 2.1
Teledyne Technologies, Inc. .. (34) (12,754) 3.1
Viatris, Inc. .............. (1,067) (11,172) 2.7
Westinghouse Air Brake
Technologies Corp. ...... (182) (14,939) 3.6
(161,137)
Total Reference Entity — Short ............ (416,678)
Net Value of Reference Entity — Citibank NA .. $ (416,678)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Reference Entity — Short
Common Stocks
Australia
Allkem Ltd. .............. (1,341) (9,591) 1.4
AMP Ltd. ............... (9,292) (6,138) 0.9
IDP Education Ltd. ........ (859) (14,066) 2.1
Pilbara Minerals Ltd. ....... (5,329) (8,477) 1.3
(38,272)
Brazil
Localiza Rent a Car SA ..... (1,253) (12,541) 1.9
Magazine Luiza SA ........ (32,988) (14,876) 2.2
Raia Drogasil SA ......... (1,153) (4,241) 0.6
(31,658)
China
Alibaba Health Information
Technology Ltd. ........ (6,000) (4,169) 0.6
China Southern Airlines Co. Ltd.,
Class H .............. (10,000) (5,798) 0.9
Country Garden Holdings Co.
Ltd. ................ (34,681) (21,644) 3.2
Shares Value
% of Basket
Value
China (continued)
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) $ (4,047) 0.6%
Geely Automobile Holdings Ltd. (5,000) (11,452) 1.7
Shandong Gold Mining Co. Ltd.,
Class H .............. (6,000) (10,419) 1.6
Xiaomi Corp., Class B ...... (23,200) (40,592) 6.0
(98,121)
France
Alstom SA .............. (475) (10,846) 1.6
Germany
Rheinmetall AG .......... (27) (6,231) 0.9
Hong Kong
CK Asset Holdings Ltd. ..... (4,000) (28,421) 4.2
Italy
Telecom Italia SpA ........ (67,295) (17,645) 2.6
Japan
Hitachi Metals Ltd. ........ (500) (7,569) 1.1
Kobe Bussan Co. Ltd. ...... (300) (7,374) 1.1
Mitsui Fudosan Co. Ltd. ..... (300) (6,446) 1.0
Tokyo Electric Power Co.
Holdings, Inc. .......... (1,000) (4,183) 0.6
(25,572)
Macau
Galaxy Entertainment Group
Ltd. ................ (1,000) (5,990) 0.9
Netherlands
Aegon NV .............. (3,378) (14,548) 2.2
Poland
CD Projekt SA ........... (660) (14,180) 2.1
InPost SA .............. (1,127) (6,530) 1.0
(20,710)
Saudi Arabia
Delivery Hero SE ......... (362) (13,657) 2.0
South Africa
Capitec Bank Holdings Ltd. ... (62) (7,599) 1.1
South Korea
Iljin Materials Co. Ltd. ...... (133) (7,199) 1.1
POSCO Chemical Co. Ltd. ... (239) (19,793) 2.9
(26,992)
Switzerland
Vifor Pharma AG .......... (92) (15,949) 2.4
Taiwan
Sea Ltd., ADR ........... (60) (4,012) 0.6
United Kingdom
Informa plc .............. (1,553) (10,033) 1.5
Ocado Group plc ......... (1,164) (11,096) 1.7
(21,129)
United States
Analog Devices, Inc. ....... (91) (13,294) 2.0
Cognizant Technology Solutions
Corp., Class A ......... (211) (14,240) 2.1
Coterra Energy, Inc. ....... (380) (9,800) 1.5
DISH Network Corp., Class A . (1,612) (28,903) 4.3
Dollar General Corp. ....... (76) (18,654) 2.8
Dollar Tree, Inc. .......... (172) (26,806) 4.0

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Shares Value
% of Basket
Value
United States (continued)
DXC Technology Co. ....... (788) $ (23,884) 3.6%
Fiserv, Inc. .............. (168) (14,947) 2.2
International Business Machines
Corp. ............... (199) (28,097) 4.2
Marvell Technology, Inc. ..... (183) (7,966) 1.2
Match Group, Inc. ......... (130) (9,060) 1.3
PACCAR, Inc. ........... (64) (5,270) 0.8
PerkinElmer, Inc. ......... (59) (8,391) 1.2
Shares Value
% of Basket
Value
United States (continued)
Ross Stores, Inc. ......... (366) $ (25,704) 3.8%
STERIS plc ............. (170) (35,046) 5.2
Zoom Video Communications,
Inc., Class A ........... (137) (14,792) 2.2
(284,854)
Total Reference Entity — Short ............ (672,206)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (672,206)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day SONIA ......................................... Sterling Overnight Index Average 1.19
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 105,181 $ (62,824) $ 505,023 $ (402,826) $ —
OTC Swaps ..................................................... 3,927 (2,988) 80,043 (133,308) —
Options Written ................................................... N/A N/A 246,955 (298,667) (960,607)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 6,730 $ — $ 189,907 $ — $ 196,637
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 494,259 — — 494,259
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 1,500 482,199 44,481 79,171 — 607,351
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 22,767 — — 482,256 — 505,023
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 7,020 76,950 — — — 83,970
$ — $ 31,287 $ 565,879 $ 538,740 $ 751,334 $ — $ 1,887,240
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 91,617 — 210,168 — 301,785
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 368,102 — — 368,102
Options written
(b)
Options written at value ..................... — 505 552,535 19,379 388,188 — 960,607
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 102,844 — — 299,982 — 402,826
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 5,553 31,838 — 98,905 — 136,296
$ — $ 108,902 $ 675,990 $ 387,481 $ 997,243 $ — $ 2,169,616
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 2,644,997 $ — $ (1,733,072) $ (37) $ 911,888
Forward foreign currency exchange contracts .... — — — (2,059,612) — — (2,059,612)
Options purchased
(a)
.................... — (4,135) (664,381) (15,515) (80,735) 1,284 (763,482)
Options written ........................ — 1,661 549,290 48,926 (3,162) 3,091 599,806
Swaps .............................. — (5,495) 317,171 — 1,631,998 1 1,943,675
$ — $ (7,969) $ 2,847,077 $ (2,026,201) $ (184,971) $ 4,339 $ 632,275
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 105,758 $ — $ (25,033) $ — $ 80,725
Forward foreign currency exchange contracts .... — — — 194,782 — — 194,782
Options purchased
(b)
.................... — 1,047 (72,308) 10,496 (7,229) — (67,994)
Options written ........................ — 874 (111,131) (6,921) (143,807) — (260,985)
Swaps .............................. — (68,700) 54,001 — (511,939) — (526,638)
$ — $ (66,779) $ (23,680) $ 198,357 $ (688,008) $ — $ (580,110)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 39,076,283
Average notional value of contracts — short ................................................................................. $ 29,968,365
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 17,219,914
Average amounts sold — in USD ........................................................................................ $ 29,777,095
Options
Average value of option contracts purchased ................................................................................ $ 649,163
Average value of option contracts written ................................................................................... $ 548,492
Average notional value of swaption contracts purchased ......................................................................... $ 16,920,579
Average notional value of swaption contracts written ........................................................................... $ 51,095,771
Credit default swaps
Average notional value — buy protection ................................................................................... $ 962,853
Average notional value — sell protection ................................................................................... $ 1,777,576
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 53,103,448
Average notional value — receives fixed rate ................................................................................ $ 44,296,243
Total return swaps
Average notional value ............................................................................................... $ 160,943
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 347,714 $ 220,562
Forward foreign currency exchange contracts ................................................................. 494,259 368,102
Options
(a)(b)
........................................................................................ 607,351 960,607
Swaps — centrally cleared .............................................................................. — 60,048
Swaps — OTC
(c)
.................................................................................... 83,970 136,296
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,533,294 $ 1,745,615
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(859,228) (766,356)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 674,066 $ 979,259
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 30,215 $ (30,215) $ — $ — $ —
Barclays Bank plc ................................ 24,340 (16,959) — — 7,381
BNP Paribas SA ................................. 56,657 (13,153) — — 43,504
Citibank NA .................................... 20,042 (20,042) — — —
Deutsche Bank AG ............................... 36,114 (27,662) — — 8,452
Goldman Sachs International ........................ 34,806 (34,806) — — —
HSBC Bank plc .................................. 73,831 (21,902) — — 51,929
JPMorgan Chase Bank NA .......................... 174,846 (174,846) — — —
Morgan Stanley & Co. International plc .................. 209,738 (209,738) — — —
Royal Bank of Canada ............................. 10,254 (4,421) — — 5,833
UBS AG ...................................... 3,223 (3,223) — — —
$ 674,066 $ (556,967) $ — $ — $ 117,099

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 56,220 $ (30,215) $ — $ (26,005) $ —
Barclays Bank plc ................................ 16,959 (16,959) — — —
BNP Paribas SA ................................. 13,153 (13,153) — — —
Citibank NA .................................... 66,752 (20,042) — — 46,710
Deutsche Bank AG ............................... 27,662 (27,662) — — —
Goldman Sachs International ........................ 171,260 (34,806) — — 136,454
HSBC Bank plc .................................. 21,902 (21,902) — — —
JPMorgan Chase Bank NA .......................... 197,171 (174,846) — — 22,325
Merrill Lynch International & Co. ...................... 6,107 — — — 6,107
Morgan Stanley & Co. International plc .................. 310,785 (209,738) (101,047) — —
Royal Bank of Canada ............................. 4,421 (4,421) — — —
UBS AG ...................................... 86,867 (3,223) (83,642) — —
$ 979,259 $ (556,967) $ (184,689) $ (26,005) $ 211,596
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 2,069,522 $ — $ 2,069,522
Common Stocks
Argentina ............................................ 6,369 — — 6,369
Australia ............................................. 109,290 894,181 16,371 1,019,842
Belgium ............................................. 8,294 7,571 — 15,865
Brazil ............................................... 80,998 17,808 — 98,806
Canada ............................................. 1,640,332 — — 1,640,332
Cayman Islands ........................................ 59,313 — — 59,313
Chile ............................................... 39,259 — — 39,259
China ............................................... 390,591 3,256,404 — 3,646,995
Denmark ............................................. 1,763 332,741 — 334,504
Finland .............................................. — 24,850 — 24,850
France .............................................. — 2,662,075 — 2,662,075
Germany ............................................ — 3,675,864 — 3,675,864
Hong Kong ........................................... — 470,173 — 470,173
India ............................................... — 22,740 172,773 195,513
Ireland .............................................. 63,060 34,455 — 97,515
Israel ............................................... 529,045 12,637 — 541,682
Italy ................................................ — 510,404 — 510,404
Japan ............................................... — 1,370,033 — 1,370,033
Jordan .............................................. — 3,177 — 3,177
Luxembourg .......................................... — 40,949 — 40,949
Macau .............................................. — 7,698 — 7,698
Mexico .............................................. 30,773 — — 30,773
Netherlands ........................................... 316,355 2,419,894 44,926 2,781,175
Norway .............................................. 12,848 50,358 — 63,206
Poland .............................................. — 8,231 — 8,231
Saudi Arabia .......................................... — 2,902 — 2,902
Singapore ............................................ — 2,140 — 2,140
South Africa ........................................... — 161,901 — 161,901
South Korea .......................................... 46,180 881,854 — 928,034
Spain ............................................... — 564,800 — 564,800
Sweden ............................................. — 713,127 — 713,127
Switzerland ........................................... 6,917 746,359 — 753,276
Taiwan .............................................. — 772,198 — 772,198
Turkey .............................................. 1,657 — — 1,657
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 1,801,468 1,381,006 92,548 3,275,022
United States .......................................... 54,272,066 371,269 661,775 55,305,110
Corporate Bonds
Australia ............................................. — 980 876,891 877,871
Belgium ............................................. — 53,122 — 53,122
Canada ............................................. — 120,652 — 120,652
China ............................................... — 134,924 1 134,925
Germany ............................................ — 385,250 — 385,250
India ............................................... — 176,612 — 176,612
Italy ................................................ — 482,039 — 482,039
Luxembourg .......................................... — 361,445 — 361,445
Netherlands ........................................... — 14,716 — 14,716
South Korea .......................................... — 375,638 — 375,638
Switzerland ........................................... — 16,188 — 16,188
Thailand ............................................. — 350,075 — 350,075
Turkey .............................................. — — 62,000 62,000
United Kingdom ........................................ — 944,156 — 944,156
United States .......................................... — 4,326,850 660,154 4,987,004

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Floating Rate Loan Interests
Belgium ............................................. $ — $ 142,872 $ — $ 142,872
Canada ............................................. — 184,332 — 184,332
France .............................................. — 206,881 — 206,881
Jersey, Channel Islands ................................... — — 115,856 115,856
Luxembourg .......................................... — 60,567 109,874 170,441
Netherlands ........................................... — 385,435 149,626 535,061
United States .......................................... — 1,618,500 960,716 2,579,216
Foreign Government Obligations .............................. — 1,429,255 — 1,429,255
Investment Companies .................................... 1,983,786 — — 1,983,786
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 99,284 — 99,284
Cayman Islands ........................................ — — 93,000 93,000
United States .......................................... — 3,874,459 — 3,874,459
Other Interests .......................................... — — 219,105 219,105
Preferred Securities
Brazil ............................................... 27,497 — 132,675 160,172
China ............................................... — — 411,638 411,638
Germany ............................................ — 109,771 183,441 293,212
India ............................................... — — 122,861 122,861
Jersey, Channel Islands ................................... — — 201,189 201,189
Sweden ............................................. — — 16,080 16,080
United States .......................................... 581,439 445,062 2,397,640 3,424,141
U.S. Government Sponsored Agency Securities .................... — 114,796 — 114,796
U.S. Treasury Obligations ................................... — 6,417,628 — 6,417,628
Warrants .............................................. 6,921 2,240 439 9,600
Short-Term Securities
Foreign Government Obligations .............................. — 8,758,801 — 8,758,801
Money Market Funds ...................................... 25,712,006 — — 25,712,006
Time Deposits .......................................... — 327,091 — 327,091
Options Purchased
Credit contracts .......................................... — 1,500 — 1,500
Equity contracts .......................................... 476,202 5,997 — 482,199
Foreign currency exchange contracts ........................... — 44,481 — 44,481
Interest rate contracts ...................................... 35,312 43,859 — 79,171
Liabilities
Investments Sold Short .................................... (52,740) — — (52,740)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (3,003) (3,003)
$ 88,187,001 $ 55,504,779 $ 7,698,576 $ 151,390,356
Investments valued at NAV
(b )
...................................... 2,017,135
$ —
$ 153,407,491
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 25,860 $ — $ 25,860
Equity contracts ........................................... — 83,680 — 83,680
Foreign currency exchange contracts ............................ — 494,259 — 494,259
Interest rate contracts ....................................... 189,907 482,256 — 672,163
Liabilities
Credit contracts ........................................... — (105,914) — (105,914)
Equity contracts ........................................... (563,050) (112,940) — (675,990)
Foreign currency exchange contracts ............................ — (387,481) — (387,481)
Interest rate contracts ....................................... (224,481) (772,762) — (997,243)
$ (597,624) $ (293,042) $ — $ (890,666)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2021 ..................... $ 109,558 $ 917,849 $ 1,379,781 $ 1,482,984 $ — $ 191,853 $ 3,947,097 $ 455 $ 6,464 $ 7,123 $ 8,043,164
Transfers into Level 3 ............ — 15,634 300 91,478 100,306 — 253,364 — — — 461,082
Transfers out of Level 3 ........... (109,558) (16,056) — (400,769) — — (234,484) — — — (760,867)
Accrued discounts/premiums ........ — — (17) 2,500 — — — — — — 2,483
Net realized gain (loss) ........... — (71) — 382 — — — — — — 311
Net change in unrealized appreciation
(depreciation)
(a)(b)
............. — (169,243) (1,396) (193,189) (7,306) 27,252 (400,105) (3,458) (6,464) (1,997) (755,906)
Purchases .................... — 240,268 220,378 537,984 — — 78,708 — — (4,687) 1,072,651
Sales ....................... — 12 — (185,298) — — (179,056) — — — (364,342)
Closing balance, as of June 30, 2022 ..
$ — $ 988,393 $ 1,599,046 $ 1,336,072 $ 93,000
$ 219,105
$ 3,465,524 $ (3,003) $ — $ 439 $ 7,698,576
Net change in unrealized appreciation
(depreciation) on investments still held
at June 30, 2022
(b)
............
$ — $ (168,556) $ (1,096) $ (193,189) $ (7,306)
$ 27,252
$ (369,853) $ (3,458) $ (12,928) $ (2,680) $ (731,814)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $433,066. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 926,726 Income Discount Rate 16% —
Market Revenue Multiple 2.90x – 16.50x 5.94x
Volatility 50% - 88% 70%
Time to Exit 0.3 – 1.9 years 1.3 years
Corporate Bonds
(b)
............................. 1,408,006 Income Discount Rate 11% – 35% 17%
Estimated Recovery
Value
38% —
Floating Rate Loan Interests
(c)
...................... 1,245,710 Income Discount Rate 6% – 14% 11%
Other Interests ............................... 219,105 Market Discount Rate 6% —
Preferred Stocks
(d)
............................ 3,465,524 Market Revenue Multiple 0.10x – 29.00x 12.03x
EBITDA Multiple 4.25x —
Discount Rate 11.00% —
Time to Exit 1.5 – 5.0 years 3.9 years
Volatility 50% – 85% 66%
Market Adjustment
Multiple
1.00x —
Warrants ................................... 439 Market Time to Exit 0.7 – 1 year 0.8 year
Volatility 48% – 76% 64%
$ 7,265,510
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end June 30, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $123,520 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end June 30, 2022, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $195,210 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(d)
For the period end June 30, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $268,256 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 30.5%
Federal Farm Credit Bank Bonds:
0.07% ,  08/10/22 .................. USD 420 $ 419,996
2.25% ,  06/07/23 .................. 125 124,991
Federal Farm Credit Bank Discount Notes
(a)
:
2.43% ,  11/01/22 .................. 425 424,419
2.43% ,  11/14/22 .................. 520 517,446
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(SOFR + 0.04%), 1.55% ,  07/11/22 ...... 580 580,003
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
1.76% ,  07/20/22 ................ 1,075 1,074,994
(SOFR + 0.10%), 1.60% ,  09/02/22 ...... 175 175,000
(SOFR + 0.05%), 1.55% ,  09/08/22 ...... 580 580,017
(SOFR + 0.06%), 1.57% ,  10/21/22 ...... 820 820,000
(SOFR + 0.08%), 1.59% ,  11/03/22 ...... 665 665,000
(SOFR + 0.02%), 1.52% ,  11/28/22 ...... 1,695 1,694,982
(SOFR + 0.03%), 1.54% ,  01/12/23 ...... 945 944,975
(SOFR + 0.06%), 1.57% ,  01/20/23 ...... 210 210,000
(SOFR + 0.04%), 1.55% ,  03/10/23 ...... 560 560,059
(SOFR + 0.04%), 1.55% ,  07/12/23 ...... 75 74,996
(SOFR + 0.05%), 1.56% ,  07/20/23 ...... 825 825,000
(SOFR + 0.03%), 1.54% ,  07/25/23 ...... 300 299,990
(SOFR + 0.05%), 1.56% ,  08/22/23 ...... 580 580,000
(SOFR + 0.05%), 1.56% ,  09/28/23 ...... 400 400,000
(SOFR + 0.05%), 1.56% ,  10/16/23 ...... 640 640,000
(SOFR + 0.06%), 1.57% ,  11/22/23 ...... 730 730,000
(SOFR + 0.06%), 1.56% ,  01/10/24 ...... 35 35,000
(SOFR + 0.05%), 1.56% ,  02/20/24 ...... 775 775,000
(SOFR + 0.05%), 1.56% ,  05/09/24 ...... 470 470,000
Federal Home Loan Bank Bonds,
2.08%, 02/13/23 ................. 725 725,000
Federal Home Loan Bank Discount Notes
(a)
:
1.23% ,  07/08/22 .................. 2,700 2,699,559
1.33% ,  07/15/22 .................. 695 694,776
1.68% ,  08/05/22 .................. 765 763,810
1.71% ,  08/24/22 .................. 2,070 2,066,150
1.91% ,  09/20/22 .................. 2,010 2,001,249
2.19% ,  10/03/22 .................. 385 383,904
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(SOFR + 0.01%), 1.52% ,  08/04/22 ...... 495 495,000
(SOFR + 0.00%), 1.51% ,  08/19/22 ...... 965 965,000
(SOFR + 0.01%), 1.52% ,  09/06/22 ...... 605 605,000
(SOFR + 0.07%), 1.58% ,  11/09/22 ...... 1,000 1,000,000
(SOFR + 0.02%), 1.52% ,  12/16/22 ...... 1,190 1,190,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.02%), 1.52% ,  03/02/23 ...... USD 1,685 $ 1,685,000
(SOFR + 0.02%), 1.53% ,  05/02/23 ...... 180 180,000
Federal Home Loan Mortgage Corp.
Variable Rate Notes, (SOFR + 0.07%),
1.58%, 11/10/22
(b)
................ 415 415,000
Total U.S. Government Sponsored Agency Obligations — 30.5%
(Cost: $29,491,316) ............................... 29,491,316
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
:
0.64%, 07/07/22 .................. 780 779,971
1.02%, 07/26/22 .................. 6,000 5,994,706
0.94%, 07/28/22 .................. 280 279,920
1.14%, 08/02/22 .................. 1,210 1,209,134
1.33%, 08/18/22 .................. 315 314,677
1.52%, 09/01/22 .................. 680 679,215
1.55%, 09/08/22 .................. 3,449 3,444,405
1.59%, 09/15/22 .................. 490 489,152
1.63%, 09/22/22 .................. 395 394,208
1.65%, 09/29/22 .................. 660 658,268
1.75%, 10/06/22 .................. 756 753,839
2.47%, 12/29/22 .................. 145 144,716
2.41%, 02/23/23 .................. 470 466,457
2.63%, 05/18/23 .................. 390 382,697
U.S. Treasury Notes:
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 1.81%, 01/31/23
(b)
.... 1,000 1,000,038
0.13%, 02/28/23 .................. 1,950 1,925,808
2.63%, 02/28/23 .................. 905 912,791
0.13%, 04/30/23 .................. 120 118,033
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 1.79%, 07/31/23
(b)
.... 800 800,026
Total U.S. Treasury Obligations — 21.4%
(Cost: $20,748,061) ............................... 20,748,061
Total Repurchase Agreements — 44.3%
(Cost: $42,845,000) ............................... 42,845,000
Total Investments — 96.2%
(Cost: $93,084,377 )
(c)
............................. 93,084,377
Other Assets Less Liabilities — 3.8% .................... 3,714,503
Net Assets — 100.0% ............................... $ 96,798,880
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

BlackRock Government Money Market Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 1.55% 06/30/22 07/01/22 $ 9,000 $ 9,000 $ 9,000,388
U.S. Government
Sponsored Agency
Obligation, 2.00%, due
02/01/52 ......... $ 10,929,042 $ 9,270,001
$ – $ –
Barclays Bank plc ... 1.70
(a)
06/09/22 08/04/22 1,345 1,345 1,348,557
U.S. Government
Sponsored Agency
Obligation, 0.00%, due
09/25/53 ......... 5,068,168 1,412,250
$ – $ –
BNP Paribas SA .... 1.55 06/30/22 07/01/22 8,000 8,000 8,000,345
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 5.00%, due
05/15/43 to 10/20/51 23,467,523 8,166,457
$ – $ –
JP Morgan Securities
LLC ........... 1.54
(a)
03/07/22 07/07/22 2,500 2,500 2,513,047
U.S. Government
Sponsored Agency
Obligations, 0.16% to
4.50%, due 01/25/28 to
05/15/49 ......... 100,380,078 2,625,000
1.55 06/30/22 07/01/22 5,000 5,000 5,000,215
U.S. Treasury
Obligations, 0.00% to
4.38%, due 05/15/40 to
02/15/51 ......... 5,915,364 5,100,001
$ – $ –
$ 7,500 $ 7,725,001
$ – $ –
Mizuho Securities USA
LLC ........... 1.55 06/30/22 07/01/22 8,000 8,000 8,000,344
U.S. Treasury
Obligation, 1.13%, due
08/31/28 ......... 9,191,400 8,160,057
$ – $ –
TD Securities USA LLC 1.50 06/30/22 07/01/22 9,000 9,000 9,000,375
U.S. Treasury
Obligation, 3.00%, due
06/30/24 ......... 9,190,400 9,180,015
$ – $ –
$ 42,845 $ 43,913,781
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Pe riod End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 42,845,000 $ — $ 42,845,000
U.S. Government Sponsored Agency Securities .................... — 29,491,316 — 29,491,316
U.S. Treasury Obligations ................................... — 20,748,061 — 20,748,061
$ — $ 93,084,377 $ — $ 93,084,377

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 $ 285
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 2,327 15,358
Element Solutions, Inc. ............... 1,117 19,883
35,241
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 513 3,139
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $25,124)
(a)(b)
.......... 2,555 15,585
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ........ 251 10,369
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 258 11,832
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 58 3,565
Twilio, Inc., Class A ................. 29 2,430
5,995
Life Sciences Tools & Services — 0.2%
(a)
Avantor, Inc. ...................... 698 21,708
Syneos Health, Inc. ................. 350 25,088
46,796
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,034 8,596
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 1,837 24,267
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc. ................ 131 17,427
Chesapeake Energy Corp. ............ 605 49,065
Energy Transfer LP ................. 3,962 39,541
Targa Resources Corp. ............... 180 10,741
116,774
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 508 10,394
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 942 19,565
Total Common Stocks — 1.6%
(Cost: $338,051) ................................ 308,838
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.2%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 2 1,808
7.13%, 06/15/26 ................. 75 61,836
7.88%, 04/15/27 ................. 42 34,961
6.00%, 02/15/28 ................. 35 26,229
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 10 8,900
4.13%, 04/15/29 ................. 19 16,672
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
6 5,943
Spirit AeroSystems, Inc.
(c)
5.50%, 01/15/25 ................. 14 12,950
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 04/15/25 ................. USD 2 $ 1,857
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 26 26,292
6.25%, 03/15/26
(c)
................ 360 346,950
6.38%, 06/15/26 ................. 5 4,675
7.50%, 03/15/27 ................. 10 9,434
4.63%, 01/15/29 ................. 15 12,076
4.88%, 05/01/29 ................. 25 20,351
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 37 37,273
628,207
Airlines — 2.6%
Air Canada, 3.88%, 08/15/26
(c)
......... 37 31,298
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 102 105,560
5.50%, 04/20/26 ................. 44 40,426
5.75%, 04/20/29 ................. 69 58,702
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 13 13,159
4.75%, 10/20/28 ................. 14 13,224
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 21 18,820
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
54 53,071
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
3 3,459
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 4 3,941
Series 2020-1, Class A, 5.88%, 10/15/27 39 38,273
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 74 65,206
4.63%, 04/15/29 ................. 73 61,924
507,063
Auto Components — 2.2%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 17 17,680
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
14 13,020
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 20 19,809
6.25%, 05/15/26 ................. 105 101,062
8.50%, 05/15/27 ................. 200 193,295
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 13 11,231
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 9 6,647
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 17 17,581
5.00%, 07/15/29 ................. 11 9,109
5.63%, 04/30/33 ................. 10 8,009
Icahn Enterprises LP
4.75%, 09/15/24 ................. 13 12,133
6.25%, 05/15/26 ................. 5 4,681
4.38%, 02/01/29 ................. 21 16,971
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
.. 5 3,721
434,949
Automobiles — 0.4%
Ford Motor Co.
4.35%, 12/08/26 ................. 5 4,634
3.25%, 02/12/32 ................. 46 34,404
4.75%, 01/15/43 ................. 9 6,411
5.29%, 12/08/46 ................. 10 7,669
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 13 10,296
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
10 9,157
72,571
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)(e)
EUR 100 15,195

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Building Products — 1.1%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. USD 18 $ 16,596
6.38%, 06/15/30 ................. 27 26,368
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 10 6,424
CP Atlas Buyer, Inc., 7.00%, 12/01/28 .... 5 3,611
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 13 12,480
4.63%, 12/15/25 ................. 2 1,700
Masonite International Corp.
5.38%, 02/01/28 ................. 8 7,240
3.50%, 02/15/30 ................. 17 13,532
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 7 5,754
9.75%, 07/15/28 ................. 7 5,985
SRM Escrow Issuer LLC, 6.00%, 11/01/28 .. 55 46,488
Standard Industries, Inc.
4.38%, 07/15/30 ................. 45 35,494
3.38%, 01/15/31 ................. 19 14,014
Summit Materials LLC, 5.25%, 01/15/29 ... 16 13,960
209,646
Capital Markets — 0.3%
(c)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 9 7,670
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 19 15,675
MSCI, Inc.
3.63%, 09/01/30 ................. 14 11,671
3.63%, 11/01/31 ................. 11 9,055
3.25%, 08/15/33 ................. 14 11,160
OWL Rock Core Income Corp., 5.50%,
03/21/25 ..................... 11 10,560
65,791
Chemicals — 3.1%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 23 18,708
Axalta Coating Systems LLC, 4.75%,
06/15/27
(c)
.................... 150 134,790
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 10 8,522
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 63 50,381
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 143 117,994
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 43 36,194
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 32 29,680
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 27 26,865
HB Fuller Co., 4.25%, 10/15/28 ........ 10 8,391
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 24 18,960
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 7,537
Kobe US Midco 2, Inc., 9.25%, 11/01/26
(c)(f)
. 18 16,463
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 9 7,582
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 17,406
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 3,802
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 8 5,980
4.38%, 02/01/32 ................. 3 2,281
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
133 97,921
609,457
Commercial Services & Supplies — 3.3%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 2 1,623
4.88%, 07/15/32 ................. 2 1,592
Allied Universal Holdco LLC
(c)
9.75%, 07/15/27 ................. 58 49,088
4.63%, 06/01/28 ................. 200 164,940
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 8 6,460
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 14 11,119
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. USD 20 $ 18,548
5.75%, 07/15/29 ................. 22 17,032
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 4 3,833
6.38%, 05/01/25 ................. 15 14,675
5.00%, 02/01/28 ................. 10 9,062
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 3,849
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 2 1,830
5.13%, 07/15/29 ................. 13 11,797
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 19 15,461
5.00%, 09/01/30 ................. 7 5,714
Garda World Security Corp., 4.63%, 02/15/27
(c)
14 12,040
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 8 7,550
3.75%, 08/01/25 ................. 6 5,565
5.13%, 12/15/26 ................. 41 39,208
4.00%, 08/01/28 ................. 61 50,325
3.50%, 09/01/28 ................. 3 2,573
4.75%, 06/15/29 ................. 23 19,032
4.38%, 08/15/29 ................. 10 8,050
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 11 10,246
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 7,542
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 24 18,392
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 11 10,216
5.88%, 10/01/30 ................. 20 18,363
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 24 22,380
6.25%, 01/15/28 ................. 31 25,934
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 13 10,628
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 43 38,197
642,864
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 52 33,930
Ciena Corp., 4.00%, 01/31/30
(c)
........ 8 6,905
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 30 25,950
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 5 4,605
8.25%, 03/01/27 ................. 3 2,371
7.13%, 07/01/28 ................. 9 6,841
4.75%, 09/01/29 ................. 19 15,327
Nokia OYJ, 6.63%, 05/15/39 .......... 8 7,910
ViaSat, Inc.
(c)
5.63%, 09/15/25 ................. 19 15,368
6.50%, 07/15/28 ................. 18 12,399
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 21 17,588
149,194
Construction & Engineering — 0.2%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 28 23,760
Dycom Industries, Inc., 4.50%, 04/15/29 ... 9 7,858
MasTec, Inc., 4.50%, 08/15/28 ......... 15 13,495
45,113
Consumer Finance — 2.0%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(f)(g)
.............. 60 48,817
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 6 4,981
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 184,212

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... USD 20 $ 15,200
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 14 10,605
Navient Corp.
7.25%, 09/25/23 ................. 4 3,958
6.13%, 03/25/24 ................. 6 5,689
5.88%, 10/25/24 ................. 2 1,838
5.50%, 03/15/29 ................. 41 31,607
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,478
7.13%, 03/15/26 ................. 14 12,939
3.50%, 01/15/27 ................. 7 5,600
6.63%, 01/15/28 ................. 18 16,088
5.38%, 11/15/29 ................. 2 1,621
4.00%, 09/15/30 ................. 34 25,202
SLM Corp., 3.13%, 11/02/26 .......... 14 11,304
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
12 9,600
398,739
Containers & Packaging — 1.9%
Ball Corp.
2.88%, 08/15/30 ................. 3 2,414
3.13%, 09/15/31 ................. 42 33,879
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 49 46,042
8.75%, 04/15/30 ................. 40 34,503
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,086
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 8,498
LABL, Inc., 5.88%, 11/01/28
(c)
......... 20 16,148
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 21 20,055
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 24 21,636
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 5 4,484
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(i)
................... 200 187,521
379,266
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 19 16,273
3.88%, 11/15/29 ................. 4 3,198
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 9 7,327
26,798
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 3 2,970
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 18 14,304
Service Corp. International
5.13%, 06/01/29 ................. 2 1,884
4.00%, 05/15/31 ................. 43 36,711
55,869
Diversified Financial Services — 1.3%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 16 14,240
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 14 13,490
7.38%, 09/01/25 ................. 21 19,477
Shift4 Payments LLC, 4.63%, 11/01/26 .... 46 40,710
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 160,462
248,379
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 6.5%
Altice France Holding SA, 10.50%, 05/15/27
(c)
USD 200 $ 167,828
CCO Holdings LLC
5.00%, 02/01/28
(c)
................ 9 8,304
5.38%, 06/01/29
(c)
................ 22 19,664
4.75%, 03/01/30
(c)
................ 15 12,829
4.50%, 08/15/30
(c)
................ 44 36,532
4.25%, 02/01/31
(c)
................ 72 58,680
4.75%, 02/01/32
(c)
................ 47 38,483
4.50%, 05/01/32 ................. 17 13,765
4.50%, 06/01/33
(c)
................ 28 22,065
4.25%, 01/15/34
(c)
................ 55 42,488
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 27 22,966
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 41 36,863
5.00%, 05/01/28 ................. 27 22,950
6.75%, 05/01/29 ................. 28 23,030
6.00%, 01/15/30 ................. 25 19,236
8.75%, 05/15/30 ................. 22 22,242
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 6 5,168
4.63%, 09/15/27 ................. 4 3,410
4.25%, 07/01/28 ................. 15 12,019
3.63%, 01/15/29 ................. 11 8,482
3.75%, 07/15/29 ................. 41 31,701
Lumen Technologies, Inc.
Series Y, 7.50%, 04/01/24 .......... 6 5,918
5.13%, 12/15/26
(c)
................ 34 28,622
4.00%, 02/15/27
(c)
................ 31 26,218
4.50%, 01/15/29
(c)
................ 23 17,121
5.38%, 06/15/29
(c)
................ 47 37,213
Series U, 7.65%, 03/15/42 .......... 22 16,885
Sprint Capital Corp.
6.88%, 11/15/28 ................. 77 80,441
8.75%, 03/15/32 ................. 103 123,959
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 14 10,811
6.00%, 09/30/34 ................. 29 21,874
7.20%, 07/18/36 ................. 6 4,555
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 191 158,452
6.13%, 03/01/28 ................. 149 107,594
1,268,368
Electric Utilities — 0.9%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(f)(g)
........... 15 11,934
FirstEnergy Corp.
2.65%, 03/01/30 ................. 23 18,975
Series B, 2.25%, 09/01/30 .......... 2 1,585
Series C, 3.40%, 03/01/50 .......... 65 44,064
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 35 32,715
4.55%, 04/01/49 ................. 15 12,069
NRG Energy, Inc.
(c)
3.63%, 02/15/31 ................. 21 16,464
3.88%, 02/15/32 ................. 18 14,297
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 27 23,490
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
9 7,530
183,123

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.4%
(c)
Sensata Technologies BV, 5.63%, 11/01/24 . USD 9 $ 8,884
Vertiv Group Corp., 4.13%, 11/15/28 ..... 78 63,330
72,214
Electronic Equipment, Instruments & Components — 0.4%
(c)
II-VI, Inc., 5.00%, 12/15/29 ........... 32 27,920
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 57 48,517
3.75%, 02/15/31 ................. 8 6,412
82,849
Energy Equipment & Services — 0.9%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 18 16,413
6.25%, 04/01/28 ................. 39 34,527
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 6 5,321
7.50%, 01/15/28 ................. 11 9,460
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.. 28 26,600
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 7,613
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 11 10,325
USA Compression Partners LP
6.88%, 04/01/26 ................. 30 27,291
6.88%, 09/01/27 ................. 20 17,750
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 2 1,795
8.63%, 04/30/30 ................. 17 14,106
171,201
Entertainment — 1.6%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... 17 14,365
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 50 39,000
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 3 2,865
6.50%, 05/15/27 ................. 76 74,740
4.75%, 10/15/27 ................. 15 13,298
3.75%, 01/15/28 ................. 13 11,212
Magallanes, Inc.
5.14%, 03/15/52 ................. 84 70,505
5.39%, 03/15/62 ................. 44 36,806
Playtika Holding Corp., 4.25%, 03/15/29 ... 40 33,000
WMG Acquisition Corp., 3.88%, 07/15/30 .. 14 11,642
307,433
Equity Real Estate Investment Trusts (REITs) — 1.7%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 14 11,609
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 14 11,956
Diversified Healthcare Trust, 9.75%, 06/15/25 7 6,904
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 11 9,193
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 16 13,760
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 15 12,107
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 10 8,694
5.63%, 07/15/32 ................. 5 4,228
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 41 35,978
3.50%, 03/15/31 ................. 108 85,121
RHP Hotel Properties LP, 4.75%, 10/15/27 . 52 46,130
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 11 9,532
4.00%, 09/15/29 ................. 8 6,571
SBA Communications Corp., 3.88%, 02/15/27 23 20,994
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust
4.35%, 10/01/24 ................. USD 2 $ 1,625
7.50%, 09/15/25 ................. 5 4,581
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 34 27,961
6.50%, 02/15/29 ................. 27 19,778
6.00%, 01/15/30 ................. 10 6,918
343,640
Food & Staples Retailing — 0.5%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 18 15,677
5.88%, 02/15/28 ................. 27 25,235
4.88%, 02/15/30 ................. 5 4,290
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 38 31,730
United Natural Foods, Inc., 6.75%, 10/15/28 4 3,738
US Foods, Inc.
6.25%, 04/15/25 ................. 23 22,942
4.75%, 02/15/29 ................. 3 2,623
106,235
Food Products — 1.8%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 64 58,776
4.63%, 11/15/28 ................. 53 44,785
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 19 18,936
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 26 21,330
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 15 16,209
4.88%, 10/01/49 ................. 25 22,081
5.50%, 06/01/50 ................. 39 37,437
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 8 7,529
4.13%, 01/31/30 ................. 24 20,773
4.38%, 01/31/32 ................. 61 53,070
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 14 10,938
Post Holdings, Inc.
(c)
5.63%, 01/15/28 ................. 2 1,898
5.50%, 12/15/29 ................. 8 7,152
4.63%, 04/15/30 ................. 6 5,063
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 23 19,444
345,421
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 8 6,803
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 48 44,002
3.88%, 11/01/29 ................. 34 29,738
Embecta Corp., 6.75%, 02/15/30
(c)
...... 11 9,904
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 6 5,128
Medline Borrower LP, 3.88%, 04/01/29
(c)
... 17 14,479
Teleflex, Inc., 4.63%, 11/15/27 ......... 2 1,845
105,096
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 5 4,671
5.00%, 04/15/29 ................. 4 3,591
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 6 5,307
5.13%, 03/01/30 ................. 2 1,686
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
28 20,572
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 10 8,178

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Centene Corp.
2.45%, 07/15/28 ................. USD 40 $ 33,362
3.00%, 10/15/30 ................. 89 73,759
2.50%, 03/01/31 ................. 128 101,601
2.63%, 08/01/31 ................. 27 21,478
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. 38 34,606
5.63%, 03/15/27 ................. 28 23,698
6.00%, 01/15/29 ................. 35 28,995
6.88%, 04/15/29 ................. 4 2,580
6.13%, 04/01/30 ................. 25 15,250
Encompass Health Corp.
4.50%, 02/01/28 ................. 8 6,849
4.75%, 02/01/30 ................. 19 15,923
4.63%, 04/01/31 ................. 17 13,765
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 20 16,001
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 59 51,625
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 16 15,466
4.38%, 02/15/27 ................. 7 5,998
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 13 9,555
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 7 6,440
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 15 13,399
3.88%, 11/15/30 ................. 52 44,448
3.88%, 05/15/32 ................. 3 2,516
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 13 11,148
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 10 9,135
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 37 31,580
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 9 8,752
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 44 39,946
10.00%, 04/15/27 ................ 38 36,808
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 ................. 13 12,480
4.88%, 01/01/26 ................. 38 34,960
6.25%, 02/01/27 ................. 7 6,443
5.13%, 11/01/27 ................. 16 14,400
4.63%, 06/15/28 ................. 7 6,095
6.13%, 10/01/28 ................. 17 14,548
4.25%, 06/01/29 ................. 3 2,527
6.13%, 06/15/30 ................. 20 18,452
828,593
Hotels, Restaurants & Leisure — 6.9%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 29 25,170
4.38%, 01/15/28 ................. 26 22,732
4.00%, 10/15/30 ................. 31 24,877
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 14 12,670
4.75%, 06/15/31
(c)
................ 27 22,816
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 13 11,257
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 101 97,337
8.13%, 07/01/27 ................. 101 97,591
4.63%, 10/15/29 ................. 59 45,872
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 16 15,301
Carnival Corp.
(c)
7.63%, 03/01/26 ................. 10 7,745
5.75%, 03/01/27 ................. 68 49,115
9.88%, 08/01/27 ................. 29 28,275
4.00%, 08/01/28 ................. 106 86,920
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.00%, 05/01/29 ................. USD 46 $ 32,320
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 15 13,656
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 53 48,230
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 19 18,430
6.50%, 10/01/28 ................. 5 4,746
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 33 31,350
4.75%, 01/15/28 ................. 24 21,360
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 48 40,920
6.75%, 01/15/30 ................. 18 13,815
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 12 11,760
5.75%, 05/01/28
(c)
................ 6 5,705
3.75%, 05/01/29
(c)
................ 7 5,937
4.88%, 01/15/30 ................. 22 19,882
4.00%, 05/01/31
(c)
................ 25 20,775
3.63%, 02/15/32
(c)
................ 7 5,561
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 3,769
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 15,662
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 22 19,722
8.00%, 04/15/26
(j)
................ 17 16,490
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
18 15,435
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 11,645
MGM Resorts International, 6.00%, 03/15/23 10 9,977
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 18 14,670
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 23 18,052
7.75%, 02/15/29 ................. 8 6,120
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 11 8,002
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 22 23,091
Powdr Corp., 6.00%, 08/01/25
(c)
........ 21 20,842
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 10 7,120
5.88%, 09/01/31 ................. 10 6,940
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 15 13,125
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 10 10,033
11.50%, 06/01/25 ................ 12 12,330
5.50%, 08/31/26 ................. 8 5,940
5.38%, 07/15/27 ................. 23 16,718
5.50%, 04/01/28 ................. 40 27,800
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 18 18,452
7.00%, 05/15/28 ................. 13 12,200
7.25%, 11/15/29 ................. 14 13,129
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
29 29,358
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 33 27,872
4.63%, 12/01/31 ................. 21 16,380
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 13,983
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 15 11,828
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 13,995
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 23,982
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 17 16,545
5.13%, 10/01/29 ................. 30 23,628

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ USD 2 $ 1,815
5.35%, 11/01/43 ................. 2 1,658
1,350,433
Household Durables — 0.9%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 7 5,950
4.63%, 08/01/29 ................. 8 6,000
4.63%, 04/01/30 ................. 8 5,875
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 17 12,853
4.88%, 02/15/30 ................. 17 12,351
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13 11,493
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 11,550
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 20 19,600
KB Home, 7.25%, 07/15/30 ........... 5 4,738
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 14 11,433
4.63%, 03/01/30 ................. 11 8,039
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 3,661
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
11 10,725
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
26 17,485
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 7 6,452
5.13%, 08/01/30 ................. 5 4,152
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 14 11,277
3.88%, 10/15/31 ................. 11 8,250
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 4,315
176,199
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 18 14,769
4.13%, 04/30/31
(c)
................ 16 12,844
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 ................. 8 7,010
4.38%, 03/31/29 ................. 2 1,535
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 9 7,783
5.50%, 07/15/30 ................. 3 2,700
46,641
Independent Power and Renewable Electricity Producers
— 0.4%
(c)
Calpine Corp.
4.50%, 02/15/28 ................. 6 5,447
5.13%, 03/15/28 ................. 36 31,691
5.00%, 02/01/31 ................. 5 4,042
3.75%, 03/01/31 ................. 2 1,627
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 13 11,696
3.75%, 01/15/32 ................. 22 17,435
71,938
Insurance — 3.2%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 19 14,873
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 103 89,154
6.75%, 10/15/27 ................. 156 138,431
5.88%, 11/01/29 ................. 119 98,748
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 18,016
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 20,595
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd.
7.00%, 05/01/26 ................. USD 60 $ 56,424
5.63%, 12/01/29 ................. 3 2,478
NFP Corp.
4.88%, 08/15/28 ................. 77 65,948
6.88%, 08/15/28 ................. 142 117,156
Ryan Specialty Group LLC, 4.38%, 02/01/30 10 8,700
630,523
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 32 30,168
5.00%, 03/01/30 ................. 3 2,846
33,014
Internet & Direct Marketing Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 16,751
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 5 4,575
3.50%, 03/01/29 ................. 13 10,960
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 33 29,918
4.13%, 08/01/30 ................. 4 3,340
3.63%, 10/01/31 ................. 26 20,475
86,019
IT Services — 1.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 14 11,606
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 7,328
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
35 30,275
Block, Inc., 3.50%, 06/01/31
(c)
......... 102 81,280
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 13 11,505
4.00%, 07/01/29 ................. 30 26,158
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
............... 10 7,216
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 16 14,691
3.63%, 06/15/29 ................. 21 18,194
3.75%, 10/01/30 ................. 9 7,661
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 20 16,471
6.00%, 02/15/28 ................. 18 12,935
10.75%, 06/01/28 ................ 9 8,008
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 18 16,933
Twilio, Inc., 3.88%, 03/15/31 .......... 31 25,506
295,767
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 9 8,087
6.20%, 10/01/40 ................. 14 13,370
5.45%, 11/01/41 ................. 26 22,822
44,279
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 10 8,983
3.75%, 03/15/29 ................. 3 2,604
4.00%, 03/15/31 ................. 9 7,672
Syneos Health, Inc., 3.63%, 01/15/29 .... 71 60,125
79,384
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 14,100
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 9 7,515
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 15,440
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 11 8,904

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ USD 31 $ 30,070
Meritor, Inc., 4.50%, 12/15/28
(c)
........ 6 5,777
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
8 6,979
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 5,169
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 10 8,509
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
20 19,250
Terex Corp., 5.00%, 05/15/29
(c)
........ 29 24,650
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 65 59,748
Titan International, Inc., 7.00%, 04/30/28 .. 7 6,576
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 13,005
225,692
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
...... 26 20,919
Media — 5.7%
AMC Networks, Inc.
4.75%, 08/01/25 ................. 14 13,041
4.25%, 02/15/29 ................. 10 8,102
Block Communications, Inc., 4.88%, 03/01/28
(c)
12 10,140
Cable One, Inc.
1.13%, 03/15/28
(k)
................ 17 14,246
4.00%, 11/15/30
(c)
................ 20 16,430
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 16 13,520
5.50%, 04/01/63 ................. 16 13,591
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 100 84,433
7.75%, 04/15/28 ................. 81 58,933
7.50%, 06/01/29 ................. 78 56,087
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 41 32,390
CSC Holdings LLC
5.25%, 06/01/24 ................. 23 21,505
6.50%, 02/01/29
(c)
................ 200 180,626
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 35 29,857
DISH DBS Corp.
5.00%, 03/15/23 ................. 10 9,518
5.25%, 12/01/26
(c)
................ 106 83,087
5.75%, 12/01/28
(c)
................ 42 31,097
5.13%, 06/01/29 ................. 31 18,837
DISH Network Corp., 3.38%, 08/15/26
(k)
... 13 8,781
GCI LLC, 4.75%, 10/15/28
(c)
.......... 17 14,730
Liberty Broadband Corp.
(c)(k)
1.25%, 09/30/50 ................. 33 30,822
2.75%, 09/30/50 ................. 66 62,778
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 14,720
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 21 18,349
4.25%, 01/15/29 ................. 13 10,356
4.63%, 03/15/30 ................. 2 1,576
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 38 32,767
6.50%, 09/15/28 ................. 135 104,338
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 2 1,676
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 24 21,413
5.00%, 08/01/27 ................. 11 10,203
4.00%, 07/15/28 ................. 12 10,380
4.13%, 07/01/30 ................. 9 7,517
3.88%, 09/01/31 ................. 32 25,480
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 8 6,428
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 11 10,351
Security
Par (000)
Par (000) Value
Media (continued)
6.63%, 06/01/27 ................. USD 9 $ 8,569
7.38%, 06/30/30 ................. 9 8,797
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 13 10,553
1,116,024
Metals & Mining — 3.7%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 8 6,380
5.13%, 10/01/31 ................. 16 12,257
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 15 14,630
6.13%, 02/15/28 ................. 40 37,351
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 102 94,650
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 4 3,571
7.63%, 03/15/30 ................. 18 16,529
Commercial Metals Co.
4.13%, 01/15/30 ................. 5 4,210
4.38%, 03/15/32 ................. 6 4,914
Constellium SE, 5.88%, 02/15/26
(c)
...... 250 233,412
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 11 8,828
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(c)
.................... 27 24,300
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 2 2,065
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 50 41,626
4.50%, 06/01/31 ................. 49 37,087
Mineral Resources Ltd.
(c)
8.00%, 11/01/27 ................. 9 8,775
8.50%, 05/01/30 ................. 9 8,865
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 39 33,930
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 50 42,264
4.75%, 01/30/30 ................. 42 34,910
3.88%, 08/15/31 ................. 49 37,739
United States Steel Corp., 6.88%, 03/01/29 . 20 17,452
725,745
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 6 5,208
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 31 28,569
Oil, Gas & Consumable Fuels — 12.6%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 41 39,842
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 14 13,020
5.38%, 06/15/29 ................. 17 15,225
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 10 10,173
Apache Corp.
4.25%, 01/15/30 ................. 15 13,294
5.10%, 09/01/40 ................. 27 22,798
5.25%, 02/01/42 ................. 7 5,855
5.35%, 07/01/49 ................. 11 8,692
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 54 67,780
5.88%, 06/30/29 ................. 21 18,480
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 3 2,777
5.85%, 11/15/43 ................. 14 9,940
5.60%, 10/15/44 ................. 8 5,571
Callon Petroleum Co.
6.13%, 10/01/24 ................. 10 10,154
9.00%, 04/01/25
(c)
................ 62 65,720

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 07/01/26 ................. USD 7 $ 6,458
7.50%, 06/15/30
(c)
................ 38 34,965
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 20 18,993
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 51 45,527
4.00%, 03/01/31 ................. 39 33,162
3.25%, 01/31/32
(c)
................ 52 40,950
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 159 143,191
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 1 943
6.75%, 04/15/29 ................. 43 41,582
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 25 24,188
6.38%, 06/15/26 ................. 20 18,463
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 7 6,283
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
8 6,720
CNX Resources Corp., 6.00%, 01/15/29
(c)
.. 7 6,539
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 12 11,407
5.88%, 07/01/29 ................. 27 23,659
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 39 34,922
5.88%, 01/15/30 ................. 55 47,300
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 39 35,490
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 12 10,680
6.00%, 02/01/29 ................. 6 5,235
8.00%, 04/01/29 ................. 5 4,644
CrownRock LP, 5.63%, 10/15/25
(c)
....... 58 54,520
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. 13 12,740
6.75%, 09/15/37 ................. 20 19,025
Diamondback Energy, Inc., 4.25%, 03/15/52 15 12,440
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 33 27,968
4.38%, 06/15/31 ................. 20 16,750
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 20 18,925
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(f)(g)
........... 51 45,080
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 21 19,263
5.38%, 06/01/29 ................. 25 21,880
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 17 16,594
4.85%, 07/15/26 ................. 2 1,845
5.60%, 04/01/44 ................. 22 15,581
5.05%, 04/01/45 ................. 2 1,353
5.45%, 06/01/47 ................. 2 1,415
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 7 6,711
4.13%, 12/01/26 ................. 5 4,319
6.50%, 07/01/27
(c)
................ 30 27,894
4.50%, 01/15/29
(c)
................ 3 2,436
7.50%, 06/01/30
(c)
................ 6 5,764
4.75%, 01/15/31
(c)
................ 29 23,127
Genesis Energy LP
6.50%, 10/01/25 ................. 4 3,690
7.75%, 02/01/28 ................. 12 10,381
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 3 2,459
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 5 4,696
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... USD 20 $ 16,749
Hilcorp Energy I LP, 6.25%, 11/01/28
(c)
.... 2 1,885
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 27 21,600
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 39 37,152
Matador Resources Co., 5.88%, 09/15/26 .. 62 59,599
MPLX LP, 4.95%, 03/14/52 ........... 28 24,196
Murphy Oil Corp.
5.75%, 08/15/25 ................. 11 10,885
5.88%, 12/01/27 ................. 4 3,733
6.13%, 12/01/42
(i)
................ 3 2,242
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 89 84,105
6.50%, 09/30/26 ................. 81 73,367
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
11 9,900
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 25 27,206
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
82 77,285
NuStar Logistics LP
5.75%, 10/01/25 ................. 12 11,220
6.00%, 06/01/26 ................. 13 12,155
6.38%, 10/01/30 ................. 2 1,738
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 6 6,180
8.00%, 07/15/25 ................. 2 2,105
5.88%, 09/01/25 ................. 2 1,991
5.50%, 12/01/25 ................. 13 12,805
8.88%, 07/15/30 ................. 7 8,037
6.63%, 09/01/30 ................. 47 48,410
6.13%, 01/01/31 ................. 5 5,067
7.50%, 05/01/31 ................. 9 9,675
6.45%, 09/15/36 ................. 6 6,150
6.20%, 03/15/40 ................. 60 59,100
6.60%, 03/15/46 ................. 6 6,372
Parkland Corp., 5.88%, 07/15/27
(c)
...... 23 20,873
PDC Energy, Inc., 6.13%, 09/15/24 ...... 2 1,986
Range Resources Corp., 4.88%, 05/15/25 .. 5 4,877
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 36 32,759
SM Energy Co.
5.63%, 06/01/25 ................. 5 4,725
6.75%, 09/15/26 ................. 18 16,980
6.63%, 01/15/27 ................. 2 1,870
6.50%, 07/15/28 ................. 11 10,117
Southwestern Energy Co.
5.38%, 02/01/29 ................. 26 24,117
4.75%, 02/01/32 ................. 11 9,400
Sunoco LP
6.00%, 04/15/27 ................. 6 5,720
5.88%, 03/15/28 ................. 2 1,824
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 3 2,678
6.00%, 12/31/30 ................. 2 1,660
6.00%, 09/01/31 ................. 10 8,250
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
79 74,593
TerraForm Power Operating LLC, 4.75%,
01/15/30
(c)
.................... 9 7,708
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 67 58,607
4.13%, 08/15/31 ................. 53 45,289
3.88%, 11/01/33 ................. 156 128,700
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 11 9,845
Western Midstream Operating LP
4.75%, 08/15/28 ................. 3 2,741
5.45%, 04/01/44 ................. 19 15,792
5.30%, 03/01/48 ................. 17 13,704
5.50%, 08/15/48 ................. 10 8,150

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 02/01/50
(i)
................ USD 52 $ 41,759
2,483,111
Personal Products — 0.1%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 13 10,780
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
(c)
9.00%, 12/15/25 ................. 2 1,478
6.13%, 02/01/27 ................. 5 4,250
5.00%, 02/15/29 ................. 10 5,200
6.25%, 02/15/29 ................. 2 1,064
7.25%, 05/30/29 ................. 6 3,255
Catalent Pharma Solutions, Inc.
(c)
3.13%, 02/15/29 ................. 33 27,074
3.50%, 04/01/30 ................. 20 16,319
Elanco Animal Health, Inc., 6.40%, 08/28/28
(i)
6 5,711
P&L Development LLC, 7.75%, 11/15/25
(c)
.. 20 14,001
78,352
Professional Services — 0.7%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 6,760
CoreLogic, Inc., 4.50%, 05/01/28 ....... 42 32,340
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 73 63,054
KBR, Inc., 4.75%, 09/30/28 ........... 20 17,627
Science Applications International Corp.,
4.88%, 04/01/28 ................ 14 13,055
132,836
Real Estate Management & Development — 0.5%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 20 18,575
Five Point Operating Co. LP, 7.88%, 11/15/25 5 4,194
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 35 26,995
4.38%, 02/01/31 ................. 14 10,361
Realogy Group LLC
5.75%, 01/15/29 ................. 25 18,958
5.25%, 04/15/30 ................. 10 7,400
WeWork Cos. LLC, 5.00%, 07/10/25 ..... 14 9,042
95,525
Road & Rail — 1.4%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
4 3,327
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 10 8,361
5.00%, 12/01/29 ................. 6 4,620
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 21 17,587
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
............... 2 1,585
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 8 7,924
0.00%, 12/15/25
(k)(l)
............... 27 21,538
8.00%, 11/01/26
(c)
................ 8 7,964
7.50%, 09/15/27
(c)
................ 70 67,814
6.25%, 01/15/28
(c)
................ 71 65,664
4.50%, 08/15/29
(c)
................ 68 55,930
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 25 21,313
283,627
Semiconductors & Semiconductor Equipment — 0.5%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 84 78,223
Entegris, Inc.
4.38%, 04/15/28 ................. 11 9,708
3.63%, 05/01/29 ................. 5 4,181
Synaptics, Inc., 4.00%, 06/15/29 ........ 18 14,615
106,727
Security
Par (000)
Par (000) Value
Software — 3.6%
(c)
ACI Worldwide, Inc., 5.75%, 08/15/26 .... USD 20 $ 19,305
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 11 10,533
9.13%, 03/01/26 ................. 53 49,513
Camelot Finance SA, 4.50%, 11/01/26 .... 11 10,033
Central Parent, Inc., 7.25%, 06/15/29 ..... 39 37,538
Change Healthcare Holdings LLC, 5.75%,
03/01/25 ..................... 58 56,474
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 71 59,321
4.88%, 07/01/29 ................. 46 37,766
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 77 62,583
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 5 4,302
6.50%, 10/15/28 ................. 6 4,951
Elastic NV, 4.13%, 07/15/29 .......... 30 25,043
Fair Isaac Corp., 4.00%, 06/15/28 ....... 19 16,831
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 39 31,057
Minerva Merger Sub, Inc., 6.50%, 02/15/30 . 69 57,380
NCR Corp.
5.00%, 10/01/28 ................. 9 7,631
5.13%, 04/15/29 ................. 10 8,458
6.13%, 09/01/29 ................. 13 11,243
Open Text Corp., 3.88%, 12/01/29 ...... 14 11,783
Open Text Holdings, Inc., 4.13%, 02/15/30 . 26 22,491
PTC, Inc.
3.63%, 02/15/25 ................. 4 3,783
4.00%, 02/15/28 ................. 6 5,422
SS&C Technologies, Inc., 5.50%, 09/30/27 . 77 71,807
Veritas US, Inc., 7.50%, 09/01/25 ....... 37 27,767
ZoomInfo Technologies LLC, 3.88%, 02/01/29 71 59,473
712,488
Specialty Retail — 2.2%
Arko Corp., 5.13%, 11/15/29
(c)
......... 14 10,605
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 9 7,807
4.75%, 03/01/30 ................. 2 1,645
5.00%, 02/15/32
(c)
................ 12 9,810
Bath & Body Works, Inc.
6.88%, 11/01/35 ................. 10 8,125
6.75%, 07/01/36 ................. 5 3,999
7.60%, 07/15/37 ................. 4 3,225
Carvana Co.
(c)
5.50%, 04/15/27 ................. 20 12,907
4.88%, 09/01/29 ................. 18 10,235
10.25%, 05/01/30 ................ 11 9,020
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
3 2,507
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 20 15,595
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 8,968
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 14 9,014
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 24 18,267
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 11 9,343
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 13,501
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 30 28,125
3.75%, 06/15/29
(c)
................ 6 4,996
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 5 3,874
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 17 13,821
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 64 56,000
6.13%, 07/01/29 ................. 39 30,770
6.00%, 12/01/29 ................. 45 35,335
Staples, Inc., 7.50%, 04/15/26
(c)
........ 31 25,695

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. USD 74 $ 59,200
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 18 14,985
427,374
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 4 3,069
Textiles, Apparel & Luxury Goods — 0.3%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 2 1,479
4.13%, 08/15/31 ................. 25 17,694
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 6,353
Levi Strauss & Co., 3.50%, 03/01/31 ..... 14 11,445
William Carter Co. (The), 5.63%, 03/15/27 .. 19 17,792
54,763
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 39 36,782
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 14 9,660
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. 8 6,458
4.75%, 06/15/29 ................. 4 3,078
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 14,327
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 5 4,337
5.13%, 12/15/30 ................. 8 5,980
5.75%, 11/15/31 ................. 8 6,126
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 25 20,660
107,408
Trading Companies & Distributors — 0.7%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 8 6,506
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 6 5,661
9.75%, 08/01/27 ................. 5 4,887
5.50%, 05/01/28 ................. 15 12,381
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 12 8,790
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,617
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 20 18,258
Imola Merger Corp., 4.75%, 05/15/29 ..... 48 40,160
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 6 5,987
7.25%, 06/15/28 ................. 43 42,527
146,774
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 209 187,814
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(f)(h)
........ 19 9,896
Sprint Corp., 7.63%, 03/01/26 ......... 20 21,072
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 12 10,102
3.38%, 04/15/29
(c)
................ 3 2,625
3.38%, 04/15/29 ................. 6 5,250
2.88%, 02/15/31 ................. 9 7,472
3.50%, 04/15/31 ................. 10 8,634
3.50%, 04/15/31
(c)
................ 18 15,542
268,407
Total Corporate Bonds — 92.3%
(Cost: $20,937,876) .............................. 18,157,672
Security
Shares
Shares Value
Investment Companies
Western Midstream Partners LP ......... 79 $ 1,920
Total Investment Companies — 0.0%
(Cost: $1,325) ................................. 1,920
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(d)
................ USD 140 560
Total Other Interests — 0.0%
(Cost: $0) .................................... 560
Preferred Securities
Par (000)
Pa r (000)
Capital Trusts
Banks — 0.7%
(g)
Citigroup, Inc., Series Y, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 4.15%
(f)
................ 10 8,025
JPMorgan Chase & Co.
Series Q, 5.15% ................. 20 18,925
Series FF, (SOFR + 3.38%), 5.00%
(f)
.... 71 62,657
Series HH, (SOFR + 3.13%), 4.60%
(f)
... 26 21,958
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90%
(f)
............. 35 30,144
141,709
Capital Markets — 0.5%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 59 45,415
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 70 63,023
108,438
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
........................... 10 8,700
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%
(c)(g)
............... 17 15,428
Total Capital Trusts — 1.4%
(Cost: $319,088) ................................ 274,275
Total Long-Term Investments — 95.3%
(Cost: $21,596,340) .............................. 18,743,265

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(n)(o)
................. 468,508 $ 468,508
Total Short-Term Securities — 2.4%
(Cost: $468,508) ................................ 468,508
Total Investments — 97.7%
(Cost: $22,064,848 ) .............................. 19,211,773
Other Assets Less Liabilities — 2.3% ................... 453,101
Net Assets — 100.0% .............................. $ 19,664,874
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $15,585, representing 0.08% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Annualized 7-day yield as of period end.
(o)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 352,402 $ 116,106 $ — $ — $ — $ 468,508 468,508 $ 1,120 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 3 09/21/22 $ 355 $ 3,526
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 398,000 USD 417,391 Toronto Dominion Bank 09/21/22 $ 2,090
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ..... 5.00 % Quarterly 06/20/27 NR USD 288 $ (8,010) $ 3,985 $ (11,995)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (231) $ (181) $ (50)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (538) (474) (64)
$ (769) $ (655) $ (114)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 3,985 $ — $ — $ (11,99 5 )
OTC Swaps ................................................................... — (655) — (114)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 3,526 $ — $ 3,526
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,090 — — 2,090
$ — $ — $ — $ 2,090 $ 3,526 $ — $ 5,616
Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 11,995 — — — — 11,995
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 769 — — — — 769
$ — $ 12,764 $ — $ — $ — $ — $ 12,764
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 3,875 $ — $ 53,903 $ — $ 57,778
Forward foreign currency exchange contracts .... — — — (25,313) — — (25,313)
Options purchased
(a)
.................... — — 6,323 — — — 6,323
Options written ........................ — — (471) — — — (471)
Swaps .............................. — (12,759) — — — — (12,759)
$ — $ (12,759) $ 9,727 $ (25,313) $ 53,903 $ — $ 25,558
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 3,526 $ — $ 3,526
Forward foreign currency exchange contracts .... — — — 2,090 — — 2,090
Swaps .............................. — (14,722) — — — — (14,722)
$ — $ (14,722) $ — $ 2,090 $ 3,526 $ — $ (9,106)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 511,664
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ $ 426,497
Options
Average value of option contracts purchased ................................................................................ $ 1,864
Average value of option contracts written ................................................................................... $ 626
Credit default swaps
Average notional value — sell protection ................................................................................... $ 159,500

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 2,437
Forward foreign currency exchange contracts ................................................................. 2,090 —
Swaps — centrally cleared .............................................................................. — 1,198
Swaps — OTC
(a)
.................................................................................... — 769
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,090 $ 4,404
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (3,635)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,090 $ 769
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Toronto Dominion Bank ............................ $ 2,090 $ — $ — $ — $ 2,090
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Barclays Bank plc ................................ $ 769 $ — $ — $ — $ 114
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Perio d End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 285 $ — $ — $ 285
Chemicals ............................................ 35,241 — — 35,241
Communications Equipment ................................ 3,139 — — 3,139
Containers & Packaging .................................. — 15,585 — 15,585
Electrical Equipment ..................................... 10,369 — — 10,369
Equity Real Estate Investment Trusts (REITs) .................... 11,832 — — 11,832
IT Services ........................................... 5,995 — — 5,995
Life Sciences Tools & Services .............................. 46,796 — — 46,796
Media ............................................... 8,596 — — 8,596
Metals & Mining ........................................ 24,267 — — 24,267
Oil, Gas & Consumable Fuels ............................... 116,774 — — 116,774
Road & Rail ........................................... 10,394 — — 10,394
Software ............................................. 19,565 — — 19,565
Corporate Bonds
Aerospace & Defense .................................... — 628,207 — 628,207
Airlines .............................................. — 507,063 — 507,063
Auto Components ...................................... — 434,949 — 434,949
Automobiles .......................................... — 72,571 — 72,571
Banks ............................................... — 15,195 — 15,195
Building Products ....................................... — 209,646 — 209,646
Capital Markets ........................................ — 65,791 — 65,791
Chemicals ............................................ — 609,457 — 609,457
Commercial Services & Supplies ............................. — 642,864 — 642,864
Communications Equipment ................................ — 149,194 — 149,194
Construction & Engineering ................................ — 45,113 — 45,113
Consumer Finance ...................................... — 398,739 — 398,739
Containers & Packaging .................................. — 379,266 — 379,266
Distributors ........................................... — 26,798 — 26,798
Diversified Consumer Services .............................. — 55,869 — 55,869
Diversified Financial Services ............................... — 248,379 — 248,379
Diversified Telecommunication Services ........................ — 1,268,368 — 1,268,368
Electric Utilities ........................................ — 183,123 — 183,123
Electrical Equipment ..................................... — 72,214 — 72,214
Electronic Equipment, Instruments & Components ................. — 82,849 — 82,849
Energy Equipment & Services .............................. — 171,201 — 171,201
Entertainment ......................................... — 307,433 — 307,433
Equity Real Estate Investment Trusts (REITs) .................... — 343,640 — 343,640
Food & Staples Retailing .................................. — 106,235 — 106,235
Food Products ......................................... — 345,421 — 345,421
Gas Utilities ........................................... — 6,803 — 6,803
Health Care Equipment & Supplies ........................... — 105,096 — 105,096
Health Care Providers & Services ............................ — 828,593 — 828,593
Hotels, Restaurants & Leisure .............................. — 1,333,943 16,490 1,350,433
Household Durables ..................................... — 176,199 — 176,199
Household Products ..................................... — 46,641 — 46,641
Independent Power and Renewable Electricity Producers ............ — 71,938 — 71,938
Insurance ............................................ — 630,523 — 630,523
Interactive Media & Services ............................... — 33,014 — 33,014
Internet & Direct Marketing Retail ............................ — 86,019 — 86,019
IT Services ........................................... — 295,767 — 295,767
Leisure Products ....................................... — 44,279 — 44,279
Life Sciences Tools & Services .............................. — 79,384 — 79,384
Machinery ............................................ — 225,692 — 225,692
Marine .............................................. — 20,919 — 20,919

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 1,116,024 $ — $ 1,116,024
Metals & Mining ........................................ — 725,745 — 725,745
Mortgage Real Estate Investment Trusts (REITs) .................. — 5,208 — 5,208
Multiline Retail ......................................... — 28,569 — 28,569
Oil, Gas & Consumable Fuels ............................... — 2,483,111 — 2,483,111
Personal Products ...................................... — 10,780 — 10,780
Pharmaceuticals ....................................... — 78,352 — 78,352
Professional Services .................................... — 132,836 — 132,836
Real Estate Management & Development ....................... — 95,525 — 95,525
Road & Rail ........................................... — 283,627 — 283,627
Semiconductors & Semiconductor Equipment .................... — 106,727 — 106,727
Software ............................................. — 712,488 — 712,488
Specialty Retail ........................................ — 427,374 — 427,374
Technology Hardware, Storage & Peripherals .................... — 3,069 — 3,069
Textiles, Apparel & Luxury Goods ............................ — 54,763 — 54,763
Thrifts & Mortgage Finance ................................ — 107,408 — 107,408
Trading Companies & Distributors ............................ — 146,774 — 146,774
Wireless Telecommunication Services ......................... — 268,407 — 268,407
Investment Companies .................................... 1,920 — — 1,920
Other Interests .......................................... — 560 — 560
Capital Trusts ........................................... — 274,275 — 274,275
Short-Term Securities
Money Market Funds ...................................... 468,508 — — 468,508
$ 763,681 $ 18,431,602 $ 16,490 $ 19,211,773
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 2,090 $ — $ 2,090
Interest rate contracts ....................................... 3,526 — — 3,526
Liabilities
Credit contracts ........................................... — (12,110) — (12,110)
$ 3,526 $ (10,020) $ — $ (6,494)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD
1 Month + 0.26%), 1.88%, 05/25/37
(a)
... USD 45 $ 9,379
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
2.10%, 05/25/35
(a)
................ 57 50,176
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 49 7,928
Series 2000-A, Class A4, 8.29%, 06/15/30 35 6,042
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 3.35%, 08/25/34 ... 1 846
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 1.78%, 01/25/37 .. 20 20,246
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 1.76%, 03/25/37 .. 13 11,888
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 1.76%, 03/25/37 .. 25 23,295
Series 2007-HE3, Class 1A3, (LIBOR USD
1 Month + 0.25%), 1.87%, 04/25/37 .. 42 54,961
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 1.78%, 10/25/36
(a)
.......... 36 34,596
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 1.82%, 05/25/37 .. 146 107,357
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 1.89%, 05/25/37 .. 66 48,918
Conseco Finance Corp.
Series 1998-8, Class A1, 6.28%, 09/01/30 4 4,321
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 3.82%, 11/15/32
(a)
.. 26 26,540
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ..... 37 12,884
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 1.84%, 12/25/25
(a)
......... —
(b)
394
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
..................... 19 18,468
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 7.02%,
01/25/29
(c)
................... 2 3,541
Series 2006-S5, Class A5, 6.16%, 06/25/35 3 3,106
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(d)
Series 2006-RES, Class 4Q1B, (LIBOR
USD 1 Month + 0.30%), 1.62%, 12/15/33 11 10,475
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 1.51%, 05/15/35 .. 23 22,722
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 1.50%, 05/15/35 ... 5 4,551
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 1.47%, 11/15/36 ... 9 8,181
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 2.22%, 01/25/36
(a)
.... 41 34,288
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 1.82%, 01/25/47 ... 22 12,231
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 5.00%, 02/25/47 ... 25 23,296
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2007-1,
Class 2A3, (LIBOR USD 1 Month + 0.30%),
1.92%, 05/25/37
(a)
................ USD 32 $ 24,709
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
2.04%, 04/15/36
(a)
................ 21 19,020
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 1.85%, 05/25/37
(a)
.......... 633 169,178
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
61 61,733
Series 2002-A, Class C, 0.00%, 06/15/33 4 3,952
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.30%), 1.92%, 06/25/36 ... 21 11,546
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.32%), 1.94%, 08/25/36 ... 14 6,251
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 1.86%, 05/25/37
(a)
19 14,507
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class A2MZ, (LIBOR
USD 1 Month + 0.60%), 2.22%, 12/25/34
(a)
78 67,060
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
... 9 5,859
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD
1 Month + 0.21%), 1.83%, 03/25/37
(a)
. 40 31,166
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
................... 33 29,145
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
................... 38 33,415
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 2.52%, 10/15/37
(a)(d)
... 14 13,180
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
........ 28 24,509
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 1.94%, 07/25/36
(a)
.......... 16 3,773
Total Asset-Backed Securities — 0.2%
(Cost: $1,258,316) .............................. 1,079,633
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
BAE Systems plc ................... 1,424 14,416
Curtiss-Wright Corp. ................. 1,861 245,764
Elbit Systems Ltd. .................. 30 6,890
HEICO Corp. ..................... 295 38,681
HEICO Corp., Class A ................ 10,043 1,058,331
Raytheon Technologies Corp. .......... 60 5,767
Rheinmetall AG .................... 625 144,228
Saab AB, Class B .................. 10,203 421,918
Textron, Inc. ...................... 7,075 432,070
Thales SA ........................ 1,607 197,303
2,565,368
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. . 701 68,320
FedEx Corp. ...................... 571 129,451
197,771

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Airlines — 0.1%
(e)
Southwest Airlines Co. ............... 1,130 $ 40,816
United Airlines Holdings, Inc. ........... 7,574 268,271
309,087
Auto Components — 0.1%
Fuyao Glass Industry Group Co. Ltd., Class H
(d)
(f)
............................ 18,800 95,108
Hankook Tire & Technology Co. Ltd. ...... 1,543 39,336
Hyundai Mobis Co. Ltd. ............... 273 42,079
Koito Manufacturing Co. Ltd. ........... 1,800 57,171
Mando Corp. ...................... 1,832 67,290
NGK Spark Plug Co. Ltd. ............. 700 12,698
Nokian Renkaat OYJ ................ 6,938 76,523
390,205
Automobiles — 1.2%
Bayerische Motoren Werke AG ......... 8,846 685,747
BYD Co. Ltd., Class H ............... 9,000 362,786
Ford Otomotiv Sanayi A/S ............. 6,287 101,328
General Motors Co.
(e)
................ 18,600 590,736
Honda Motor Co. Ltd. ................ 31,200 752,266
Mercedes-Benz Group AG ............. 8,308 482,515
Renault SA
(e)
...................... 1,195 30,169
Subaru Corp. ..................... 3,600 63,678
Tesla, Inc.
(e)
....................... 2,788 1,877,495
Tofas Turk Otomobil Fabrikasi A/S ....... 6,833 24,732
Volkswagen AG .................... 331 60,535
XPeng, Inc., ADR
(e)
................. 636 20,187
5,052,174
Banks — 3.2%
Australia & New Zealand Banking Group Ltd. 39,090 595,369
Banco Bilbao Vizcaya Argentaria SA ...... 121,175 550,447
Banco Bradesco SA
(e)
................ 3,121 8,558
Bancolombia SA ................... 4,068 32,866
Bank Hapoalim BM ................. 1,887 15,846
Bank Leumi Le-Israel BM ............. 1,744 15,602
Bank of America Corp. ............... 77,060 2,398,878
Bank Polska Kasa Opieki SA ........... 4,536 83,037
China Merchants Bank Co. Ltd., Class H ... 56,500 381,625
Citigroup, Inc. ..................... 20,918 962,019
Commerzbank AG
(e)
................. 14,592 103,532
Commonwealth Bank of Australia ........ 13,073 816,756
Credicorp Ltd. ..................... 1,671 200,370
Danske Bank A/S ................... 7,049 100,326
Erste Group Bank AG ................ 1,428 36,287
Grupo Financiero Banorte SAB de CV, Class O 38,360 214,409
ING Groep NV ..................... 33,689 331,891
Israel Discount Bank Ltd., Class A ....... 15,249 79,850
Japan Post Bank Co. Ltd. ............. 3,300 25,692
JPMorgan Chase & Co. .............. 25,738 2,898,356
KBC Group NV .................... 5,580 313,936
Mizrahi Tefahot Bank Ltd. ............. 719 23,936
Mizuho Financial Group, Inc. ........... 17,700 201,513
National Australia Bank Ltd. ............ 15,050 285,391
Nordea Bank Abp .................. 20,930 185,054
Oversea-Chinese Banking Corp. Ltd. ..... 7,100 58,242
PNC Financial Services Group, Inc. (The) .. 4,243 669,418
Societe Generale SA ................ 756 16,715
Sumitomo Mitsui Trust Holdings, Inc. ...... 300 9,272
Svenska Handelsbanken AB, Class A ..... 12,586 108,037
UniCredit SpA ..................... 50,871 486,141
United Overseas Bank Ltd. ............ 4,800 90,682
Wells Fargo & Co. .................. 32,889 1,288,262
Westpac Banking Corp. .............. 26,691 360,032
13,948,347
Security
Shares
Shares Value
Beverages — 1.6%
Ambev SA
(e)
...................... 119,554 $ 305,655
Anheuser-Busch InBev SA/NV .......... 8,641 465,335
Arca Continental SAB de CV ........... 4,068 26,830
Brown-Forman Corp., Class B
(g)
......... 24,061 1,688,120
China Resources Beer Holdings Co. Ltd. ... 6,000 44,838
Coca-Cola Bottlers Japan Holdings, Inc. ... 500 5,977
Coca-Cola Co. (The) ................ 14,101 887,094
Coca-Cola Femsa SAB de CV .......... 19,697 109,183
Davide Campari-Milano NV ............ 20,641 217,756
Fomento Economico Mexicano SAB de CV . 9,584 64,688
Heineken NV ..................... 7,154 651,169
Molson Coors Beverage Co., Class B ..... 1,497 81,602
PepsiCo, Inc. ..................... 11,023 1,837,093
Pernod Ricard SA .................. 3,281 606,574
Suntory Beverage & Food Ltd. .......... 4,800 181,262
Tsingtao Brewery Co. Ltd., Class H ....... 2,000 20,819
7,193,995
Biotechnology — 0.8%
Amgen, Inc. ...................... 2,806 682,700
BeiGene Ltd.
(e)
.................... 900 11,433
BeiGene Ltd., ADR
(e)(g)
............... 657 106,335
Biogen, Inc.
(e)
..................... 1,171 238,814
BioMarin Pharmaceutical, Inc.
(e)
......... 340 28,176
Celltrion, Inc. ...................... 1,277 176,292
CSL Ltd. ......................... 1,405 260,873
Exelixis, Inc.
(e)
..................... 707 14,720
Genmab A/S
(e)
..................... 642 208,294
Gilead Sciences, Inc. ................ 7,154 442,189
Horizon Therapeutics plc
(e)
............ 1,273 101,534
Incyte Corp.
(e)
..................... 2,463 187,114
Innovent Biologics, Inc.
(d)(e)(f)
............ 24,500 109,614
Legend Biotech Corp., ADR
(e)
........... 2,341 128,755
Moderna, Inc.
(e)
.................... 629 89,853
Regeneron Pharmaceuticals, Inc.
(e)
....... 631 373,003
Shanghai Junshi Biosciences Co. Ltd., Class
H
(d)(e)(f)(g)
....................... 12,600 67,793
United Therapeutics Corp.
(e)
............ 511 120,412
Vertex Pharmaceuticals, Inc.
(e)
.......... 1,006 283,481
3,631,385
Building Products — 0.1%
Belimo Holding AG (Registered) ......... 264 92,949
Lixil Corp. ........................ 3,500 65,784
Owens Corning .................... 1,929 143,344
302,077
Capital Markets — 1.1%
B3 SA - Brasil Bolsa Balcao ............ 3,736 7,860
Bank of New York Mellon Corp. (The) ..... 38,226 1,594,406
Charles Schwab Corp. (The) ........... 1,728 109,175
Deutsche Bank AG (Registered) ......... 43,050 378,311
Deutsche Boerse AG ................ 625 104,954
Investec Ltd. ...................... 2,463 13,303
Julius Baer Group Ltd. ............... 5,090 236,126
Macquarie Group Ltd. ................ 7,991 909,823
SBI Holdings, Inc. .................. 9,900 193,442
State Street Corp. .................. 1,285 79,220
Stifel Financial Corp. ................ 1,074 60,165
UBS Group AG (Registered) ........... 68,684 1,110,396
4,797,181
Chemicals — 0.9%
Covestro AG
(d)(f)
.................... 1,852 64,355
Croda International plc ............... 1,521 120,223
DuPont de Nemours, Inc. ............. 743 41,296
Ecolab, Inc. ...................... 4,622 710,679

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Chemicals (continued)
Givaudan SA (Registered) ............. 63 $ 222,057
ICL Group Ltd. ..................... 2,161 19,741
Israel Corp. Ltd. (The)
(e)
.............. 33 14,628
K+S AG (Registered) ................ 3,296 80,217
LG Chem Ltd. ..................... 964 382,980
Linde plc ........................ 1,665 478,737
Mosaic Co. (The) ................... 3,302 155,953
Novozymes A/S, Class B .............. 1,797 108,149
Nutrien Ltd. ....................... 1,459 116,192
Shin-Etsu Chemical Co. Ltd. ........... 800 89,929
Sika AG (Registered) ................ 3,332 769,150
Solvay SA ........................ 1,181 96,211
Sumitomo Chemical Co. Ltd. ........... 68,100 266,523
Umicore SA ...................... 2,303 80,729
3,817,749
Communications Equipment — 0.1%
BYD Electronic International Co. Ltd. ...... 5,000 15,825
Cisco Systems, Inc. ................. 5,430 231,535
Juniper Networks, Inc.
(g)
.............. 6,190 176,415
Nokia OYJ ....................... 22,493 104,256
Telefonaktiebolaget LM Ericsson, Class B .. 12,132 90,614
618,645
Construction & Engineering — 0.2%
Ackermans & van Haaren NV .......... 1,897 283,804
AECOM ......................... 570 37,175
Bouygues SA ..................... 5,006 154,503
COMSYS Holdings Corp. ............. 2,600 49,497
Daewoo Engineering & Construction Co. Ltd.
(e)
7,009 31,656
Eiffage SA ....................... 1,183 107,014
EXEO Group, Inc. .................. 500 7,828
HDC Hyundai Development Co-Engineering &
Construction .................... 575 4,960
Kandenko Co. Ltd. .................. 800 4,983
Obayashi Corp. .................... 1,400 10,183
Samsung Engineering Co. Ltd.
(e)
......... 1,768 29,386
Shimizu Corp. ..................... 9,200 50,824
Vinci SA ......................... 2,790 250,435
WSP Global, Inc. ................... 278 31,433
1,053,681
Construction Materials — 0.0%
James Hardie Industries plc, CDI ........ 2,344 51,317
Consumer Finance — 0.6%
AEON Financial Service Co. Ltd. ........ 800 7,553
Ally Financial, Inc. .................. 9,625 322,534
American Express Co. ............... 9,639 1,336,158
Capital One Financial Corp. ............ 6,272 653,480
Discover Financial Services ............ 987 93,350
Lufax Holding Ltd., ADR .............. 2,005 12,030
Synchrony Financial ................. 14,719 406,539
2,831,644
Distributors — 0.0%
D'I et eren Group .................... 319 46,876
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc. ............... 400 6,473
Service Corp. International ............ 2,278 157,455
YDUQS Participacoes SA ............. 4,422 11,069
174,997
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B
(e)
...... 3,661 999,526
FirstRand Ltd. ..................... 4,449 17,122
Groupe Bruxelles Lambert SA .......... 5,360 449,326
Security
Shares
Shares Value
Diversified Financial Services (continued)
Voya Financial, Inc. ................. 24,994 $ 1,487,893
2,953,867
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ........................ 2,112 44,267
BCE, Inc. ........................ 18,557 912,136
Koninklijke KPN NV ................. 4,862 17,300
Nippon Telegraph & Telephone Corp. ..... 2,000 57,466
Verizon Communications, Inc. .......... 21,573 1,094,830
2,125,999
Electric Utilities — 0.9%
Acciona SA ....................... 1,001 184,443
Contact Energy Ltd. ................. 9,679 43,942
CPFL Energia SA ................... 26,929 158,998
Edison International ................. 22,145 1,400,450
Electricite de France SA .............. 10,832 88,972
Elia Group SA/NV .................. 2,436 345,962
Enel SpA ........................ 107,458 589,324
Energisa SA ...................... 2,497 19,242
Hydro One Ltd.
(d)(f)
.................. 30,946 832,070
SSE plc ......................... 2,370 46,773
Verbund AG ...................... 1,429 140,468
3,850,644
Electrical Equipment — 0.1%
Eaton Corp. plc .................... 591 74,460
Legrand SA ...................... 3,560 264,325
Signify NV
(d)(f)
..................... 4,288 141,462
480,247
Electronic Equipment, Instruments & Components — 0.5%
Anritsu Corp. ...................... 3,900 42,224
Avnet, Inc. ....................... 373 15,994
Azbil Corp. ....................... 800 21,092
Keysight Technologies, Inc.
(e)
........... 5,985 825,032
Kyocera Corp. ..................... 500 26,728
Omron Corp. ...................... 15,900 809,258
Spectris plc ....................... 5,310 175,918
Sunny Optical Technology Group Co. Ltd. .. 900 14,757
TE Connectivity Ltd. ................. 1,093 123,673
2,054,676
Energy Equipment & Services — 0.1%
Schlumberger NV .................. 14,428 515,945
Entertainment — 0.1%
NetEase, Inc. ..................... 300 5,652
NHN Corp.
(e)
...................... 198 4,263
Nintendo Co. Ltd. ................... 500 215,028
224,943
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp. ............... 253 64,664
Brixmor Property Group, Inc. ........... 589 11,904
Crown Castle International Corp. ........ 7,647 1,287,602
Equinix, Inc. ...................... 1,220 801,565
Equity Residential .................. 5,495 396,849
GPT Group (The)
(h)
.................. 2,727 7,970
Klepierre SA
(e)
..................... 2,607 50,451
Mid-America Apartment Communities, Inc. .. 3,284 573,616
SBA Communications Corp. ........... 24 7,681
Segro plc ........................ 50,195 599,216
Simon Property Group, Inc. ............ 1,512 143,519
Stockland
(h)
....................... 81,782 204,192
Tritax Big Box REIT plc ............... 22,643 50,176

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Warehouses De Pauw CVA ............ 2,739 $ 86,427
4,285,832
Food & Staples Retailing — 0.5%
BIM Birlesik Magazalar A/S ............ 7,506 36,358
Cosmos Pharmaceutical Corp. .......... 900 86,440
Costco Wholesale Corp. .............. 3,880 1,859,606
George Weston Ltd. ................. 190 22,196
Jeronimo Martins SGPS SA ............ 4,068 88,188
Lawson, Inc. ...................... 400 13,312
Migros Ticaret A/S
(e)
................. 10,332 29,712
Shoprite Holdings Ltd. ............... 3,282 39,988
Tesco plc ........................ 3,397 10,587
Tsuruha Holdings, Inc. ............... 2,900 157,802
Walmart, Inc. ...................... 364 44,255
2,388,444
Food Products — 0.8%
Ajinomoto Co., Inc. .................. 3,600 87,788
Associated British Foods plc ........... 18,052 348,324
BRF SA
(e)
........................ 1,755 4,554
Calbee, Inc. ...................... 5,500 110,848
Chocoladefabriken Lindt & Spruengli AG ... 17 173,095
Gruma SAB de CV, Class B ............ 596 6,581
Kuala Lumpur Kepong Bhd. ............ 3,200 15,929
Leroy Seafood Group ASA ............. 1,382 9,895
Marfrig Global Foods SA .............. 27,242 63,141
Mondelez International, Inc., Class A ...... 7,056 438,107
Nestle SA (Registered) ............... 10,342 1,208,698
Nichirei Corp. ..................... 5,000 87,013
Nissin Foods Holdings Co. Ltd. ......... 2,300 158,864
Nomad Foods Ltd.
(e)
................. 17,450 348,825
Orkla ASA ........................ 16,327 130,791
Sao Martinho SA ................... 12,912 89,806
Tyson Foods, Inc., Class A ............ 299 25,732
Wilmar International Ltd. .............. 138,700 403,698
3,711,689
Health Care Equipment & Supplies — 1.0%
Align Technology, Inc.
(e)
............... 2,121 501,977
Boston Scientific Corp.
(e)
.............. 46,451 1,731,229
Edwards Lifesciences Corp.
(e)
.......... 422 40,128
Fisher & Paykel Healthcare Corp. Ltd. ..... 2,301 28,665
Hoya Corp. ....................... 400 34,233
IDEXX Laboratories, Inc.
(e)
............. 1,476 517,678
Medtronic plc ..................... 11,511 1,033,112
Straumann Holding AG (Registered) ...... 305 36,742
Terumo Corp. ..................... 11,200 338,812
4,262,576
Health Care Providers & Services — 1.4%
Alfresa Holdings Corp. ............... 600 8,067
AmerisourceBergen Corp. ............. 1,232 174,303
Cardinal Health, Inc. ................. 2,762 144,370
Cigna Corp. ...................... 2,364 622,961
CVS Health Corp. .................. 4,840 448,474
DaVita, Inc.
(e)
...................... 479 38,301
Elevance Health, Inc. ................ 1,003 484,028
Fleury SA ........................ 22,092 68,596
Henry Schein, Inc.
(e)
................. 2,829 217,097
Humana, Inc. ..................... 2,253 1,054,562
McKesson Corp. ................... 217 70,788
Qualicorp Consultoria e Corretora de Seguros
SA .......................... 10,931 23,226
Sonic Healthcare Ltd. ................ 876 19,967
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .............. 4,939 $ 2,536,819
5,911,559
Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. ................ 39,601 941,951
Booking Holdings, Inc.
(e)
.............. 29 50,721
Flight Centre Travel Group Ltd.
(e)
........ 3,990 47,985
InterContinental Hotels Group plc ........ 2,610 138,716
International Game Technology plc
(g)
...... 2,946 54,678
Royal Caribbean Cruises Ltd.
(e)
......... 810 28,277
Travel + Leisure Co. ................. 27,661 1,073,800
Trip.com Group Ltd.
(e)
................ 550 15,219
Trip.com Group Ltd., ADR
(e)
............ 4,785 131,348
Yum China Holdings, Inc. ............. 11,703 567,595
3,050,290
Household Durables — 0.3%
Arcelik A/S ....................... 7,398 32,202
Barratt Developments plc ............. 64,397 360,215
Bellway plc ....................... 1,445 37,992
Casio Computer Co. Ltd. .............. 1,900 17,630
Electrolux AB, Class B ............... 1,691 22,840
Garmin Ltd. ....................... 2,187 214,873
Lennar Corp., Class A ................ 926 65,348
Mohawk Industries, Inc.
(e)
............. 1,415 175,587
Sekisui House Ltd. .................. 3,400 59,688
Toll Brothers, Inc. ................... 678 30,239
Whirlpool Corp. .................... 2,077 321,665
1,338,279
Household Products — 0.6%
Colgate-Palmolive Co. ............... 23,704 1,899,639
Procter & Gamble Co. (The) ........... 574 82,535
Unicharm Corp. .................... 14,500 486,580
2,468,754
Independent Power and Renewable Electricity Producers — 0.1%
Atlantica Sustainable Infrastructure plc
(g)
... 2,333 75,262
Azure Power Global Ltd.
(e)
............. 445 5,073
Drax Group plc .................... 19,545 153,419
Innergex Renewable Energy, Inc. ........ 865 11,626
245,380
Industrial Conglomerates — 0.7%
Doosan Co. Ltd. ................... 515 27,871
General Electric Co. ................. 11,789 750,606
Honeywell International, Inc. ........... 5,811 1,010,010
Siemens AG (Registered) ............. 8,855 910,263
Smiths Group plc ................... 16,668 285,037
2,983,787
Insurance — 2.2%
Aflac, Inc. ........................ 723 40,004
Ageas SA/NV ..................... 2,656 117,110
AIA Group Ltd. .................... 201,200 2,198,426
Allianz SE ........................ 210 40,259
American International Group, Inc. ....... 270 13,805
Aon plc, Class A ................... 31 8,360
ASR Nederland NV ................. 136 5,483
AXA SA ......................... 6,696 152,947
Brighthouse Financial, Inc.
(e)
........... 666 27,319
Direct Line Insurance Group plc ......... 25,231 77,445
Hannover Rueck SE ................. 243 35,443
Hartford Financial Services Group, Inc. (The) 1,194 78,123
Lincoln National Corp. ............... 8,329 389,547
Manulife Financial Corp. .............. 55,865 968,697
Marsh & McLennan Cos., Inc. .......... 7,516 1,166,859

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Insurance (continued)
Meritz Fire & Marine Insurance Co. Ltd. .... 174 $ 4,456
MetLife, Inc. ...................... 26,935 1,691,249
Ping An Insurance Group Co. of China Ltd.,
Class H ....................... 48,000 330,396
Prudential Financial, Inc. .............. 733 70,133
Reinsurance Group of America, Inc. ...... 587 68,849
Swiss Life Holding AG (Registered) ....... 771 376,377
Talanx AG ........................ 531 20,297
Tokio Marine Holdings, Inc. ............ 5,100 297,391
Travelers Cos., Inc. (The) ............. 7,120 1,204,206
Unum Group ...................... 1,632 55,521
9,438,702
Interactive Media & Services — 2.4%
AfreecaTV Co. Ltd. ................. 215 13,353
Alphabet, Inc., Class A
(e)
.............. 1,515 3,301,579
Alphabet, Inc., Class C
(e)
.............. 1,178 2,576,816
Auto Trader Group plc
(d)(f)
............. 42,364 286,912
Baidu, Inc., Class A
(e)
................ 18,300 346,660
Joyy, Inc., ADR .................... 1,094 32,667
Kakao Corp. ...................... 3,103 168,136
Kuaishou Technology
(d)(e)(f)
............. 5,000 56,193
Meta Platforms, Inc., Class A
(e)
.......... 11,010 1,775,363
NAVER Corp. ..................... 1,047 195,293
REA Group Ltd. .................... 384 29,653
Scout24 SE
(d)(f)
.................... 487 25,088
Tencent Holdings Ltd. ................ 32,000 1,448,485
Z Holdings Corp. ................... 19,400 56,417
10,312,615
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd.
(e)
........... 70,800 1,009,990
Amazon.com, Inc.
(e)
................. 26,163 2,778,772
eBay, Inc. ........................ 3,198 133,261
JD.com, Inc., Class A ................ 3,250 104,725
Meituan
(d)(e)(f)
...................... 8,400 209,616
4,236,364
IT Services — 1.8%
Capgemini SE ..................... 301 51,911
CGI, Inc.
(e)
....................... 5,182 412,805
Cognizant Technology Solutions Corp., Class A 21,137 1,426,536
DXC Technology Co.
(e)
............... 718 21,763
EPAM Systems, Inc.
(e)
................ 234 68,979
Fujitsu Ltd. ....................... 800 100,102
Gartner, Inc.
(e)
..................... 1,057 255,614
Genpact Ltd. ...................... 11,429 484,132
Mastercard, Inc., Class A .............. 1,973 622,442
Nomura Research Institute Ltd. ......... 23,600 633,343
NTT Data Corp. .................... 3,600 49,942
Otsuka Corp. ..................... 4,400 130,948
Paychex, Inc. ..................... 1,468 167,161
PayPal Holdings, Inc.
(e)
............... 5,900 412,056
Visa, Inc., Class A .................. 14,552 2,865,143
Western Union Co. (The) ............. 4,779 78,710
7,781,587
Leisure Products — 0.0%
Sankyo Co. Ltd. .................... 700 21,176
Sega Sammy Holdings, Inc. ............ 6,300 101,192
122,368
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............. 14,980 1,779,174
Danaher Corp. .................... 1,705 432,252
Mettler-Toledo International, Inc.
(e)
....... 409 469,847
Pharmaron Beijing Co. Ltd., Class H
(d)(f)
.... 1,500 15,067
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Syneos Health, Inc.
(e)
................ 10,601 $ 759,880
WuXi AppTec Co. Ltd., Class H
(d)(f)
....... 9,800 131,104
Wuxi Biologics Cayman, Inc.
(d)(e)(f)
........ 24,000 222,370
3,809,694
Machinery — 0.3%
Amada Co. Ltd. .................... 11,100 81,833
ANDRITZ AG ..................... 4,425 178,621
Cummins, Inc. ..................... 204 39,480
Daifuku Co. Ltd. .................... 1,600 91,568
Ebara Corp. ...................... 1,400 52,314
Epiroc AB, Class A .................. 8,705 134,972
Rational AG ...................... 121 70,542
Spirax-Sarco Engineering plc ........... 381 45,952
Techtronic Industries Co. Ltd. ........... 22,500 234,948
Timken Co. (The) ................... 216 11,459
Valmet OYJ ...................... 10,801 266,173
VAT Group AG
(d)(f)
................... 342 81,791
Wartsila OYJ Abp ................... 26,180 205,219
1,494,872
Marine — 0.1%
AP Moller - Maersk A/S, Class A ......... 18 41,777
AP Moller - Maersk A/S, Class B ......... 43 100,947
Costamare, Inc. .................... 714 8,639
Grindrod Shipping Holdings Ltd. ......... 445 7,632
Kuehne + Nagel International AG (Registered) 67 15,919
Nippon Yusen KK ................... 1,800 123,417
Orient Overseas International Ltd. ....... 1,500 39,965
338,296
Media — 0.9%
Charter Communications, Inc., Class A
(e)
... 981 459,628
Comcast Corp., Class A .............. 54,663 2,144,976
Fox Corp., Class A .................. 39,113 1,257,874
Fuji Media Holdings, Inc. .............. 1,400 11,858
Nippon Television Holdings, Inc. ......... 1,000 8,898
3,883,234
Metals & Mining — 0.9%
Anglo American plc ................. 32,782 1,173,279
Aperam SA ....................... 522 14,498
Cia Brasileira de Aluminio ............. 8,098 18,011
Daehan Steel Co. Ltd. ............... 434 5,266
Dowa Holdings Co. Ltd. .............. 300 9,932
Mitsui Mining & Smelting Co. Ltd. ........ 1,000 23,322
Outokumpu OYJ ................... 2,947 12,300
POSCO Holdings, Inc. ............... 557 99,334
Reliance Steel & Aluminum Co.
(g)
........ 4,623 785,263
Rio Tinto Ltd. ..................... 2,602 185,624
South32 Ltd. ...................... 225,345 610,615
thyssenkrupp AG
(e)
.................. 5,333 30,410
Wheaton Precious Metals Corp. ......... 32,368 1,166,274
4,134,128
Multiline Retail — 0.1%
Macy's, Inc. ...................... 2,439 44,682
Shinsegae, Inc. .................... 196 32,995
Target Corp. ...................... 3,248 458,715
536,392
Multi-Utilities — 0.3%
Consolidated Edison, Inc. ............. 944 89,774
E.ON SE ........................ 82,777 697,237
Engie SA ........................ 48,357 559,924
Public Service Enterprise Group, Inc. ..... 552 34,931
1,381,866

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA, SDR ................. 4,688 $ 153,365
APA Corp. ....................... 3,893 135,866
ARC Resources Ltd. ................. 634 7,994
BP plc .......................... 2,044 9,597
Chevron Corp. ..................... 11,111 1,608,650
Crescent Point Energy Corp. ........... 18,363 130,532
Enbridge, Inc. ..................... 40,466 1,708,928
Enerplus Corp. .................... 413 5,458
Eni SpA ......................... 1,998 23,698
EOG Resources, Inc. ................ 8,246 910,688
Equinor ASA ...................... 36,854 1,284,192
Exxon Mobil Corp. .................. 32,087 2,747,931
Gibson Energy, Inc. ................. 1,047 19,391
Inpex Corp. ....................... 20,200 216,550
Lundin Energy AB .................. 4,499 3,059
Marathon Oil Corp. .................. 4,986 112,085
Murphy Oil Corp. ................... 1,062 32,062
Occidental Petroleum Corp. ............ 2,250 132,480
OMV AG ........................ 284 13,357
Ovintiv, Inc. ....................... 478 21,144
Parex Resources, Inc. ............... 910 15,412
Phillips 66 ........................ 841 68,954
Range Resources Corp.
(e)
............. 910 22,522
SK Innovation Co. Ltd.
(e)
.............. 997 148,012
TC Energy Corp. ................... 4,316 223,579
Turkiye Petrol Rafinerileri A/S
(e)
......... 6,163 97,149
Valero Energy Corp. ................. 950 100,966
Verbio Vereinigte BioEnergie AG ........ 109 5,491
Woodside Energy Group Ltd. ........... 19,555 429,790
10,388,902
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ............... 224 11,740
West Fraser Timber Co. Ltd. ........... 326 25,015
36,755
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A .... 959 244,229
Kao Corp. ........................ 11,300 458,209
LG H&H Co. Ltd. ................... 38 19,965
L'Oreal SA ....................... 143 49,650
Unilever plc ....................... 33,790 1,534,755
2,306,808
Pharmaceuticals — 3.2%
Astellas Pharma, Inc. ................ 8,500 132,615
Bristol-Myers Squibb Co. .............. 3,921 301,917
Chugai Pharmaceutical Co. Ltd. ......... 800 20,464
Eisai Co. Ltd. ..................... 1,700 71,876
Eli Lilly & Co. ..................... 3,653 1,184,412
H Lundbeck A/S .................... 2,344 11,384
Hisamitsu Pharmaceutical Co., Inc. ....... 400 10,340
Johnson & Johnson ................. 20,010 3,551,975
Merck & Co., Inc. ................... 26,588 2,424,028
Novartis AG (Registered) ............. 2,986 253,155
Novo Nordisk A/S, Class B ............ 14,192 1,573,927
Perrigo Co. plc .................... 1,892 76,758
Pfizer, Inc.
(g)
...................... 27,046 1,418,022
Roche Holding AG .................. 703 239,071
Takeda Pharmaceutical Co. Ltd. ......... 47,400 1,331,388
Teva Pharmaceutical Industries Ltd.
(e)
..... 15,043 113,874
Teva Pharmaceutical Industries Ltd., ADR
(e)
. 18,048 135,721
UCB SA ......................... 68 5,762
Zoetis, Inc. ....................... 7,379 1,268,376
14,125,065
Security
Shares
Shares Value
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp. ....... 8,713 $ 787,307
CACI International, Inc., Class A
(e)
....... 51 14,371
Experian plc ...................... 32,533 955,195
ManpowerGroup, Inc. ................ 307 23,458
Randstad NV ..................... 230 11,116
Recruit Holdings Co. Ltd. ............. 8,100 238,548
Teleperformance ................... 432 133,395
Thomson Reuters Corp. .............. 7,347 765,921
Wolters Kluwer NV .................. 16,889 1,636,848
4,566,159
Real Estate Management & Development — 0.2%
Alony Hetz Properties & Investments Ltd. ... 996 12,548
China Resources Land Ltd. ............ 28,000 131,300
City Developments Ltd. ............... 16,900 99,262
Country Garden Services Holdings Co. Ltd. . 23,000 103,221
Daiwa House Industry Co. Ltd. .......... 3,300 77,177
Jones Lang LaSalle, Inc.
(e)
............. 416 72,742
LEG Immobilien SE ................. 2,575 214,296
Longfor Group Holdings Ltd.
(d)
.......... 2,500 11,890
Mitsubishi Estate Co. Ltd. ............. 400 5,797
Mitsui Fudosan Co. Ltd. .............. 10,000 214,849
Sun Hung Kai Properties Ltd. ........... 6,500 76,960
1,020,042
Road & Rail — 0.4%
Canadian National Railway Co. ......... 2,198 247,241
Landstar System, Inc. ................ 1,723 250,559
Localiza Rent a Car SA ............... 708 7,086
Movida Participacoes SA .............. 1,958 4,882
Norfolk Southern Corp. ............... 1,359 308,887
Union Pacific Corp. ................. 3,696 788,283
1,606,938
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.
(e)
......... 1,794 137,187
Advantest Corp. .................... 7,500 403,326
Applied Materials, Inc. ............... 10,326 939,460
ASML Holding NV .................. 1,229 580,626
Disco Corp. ....................... 700 166,573
Intel Corp. ....................... 57,634 2,156,088
KLA Corp. ........................ 414 132,099
Koh Young Technology, Inc. ............ 432 4,719
Lam Research Corp. ................ 402 171,312
Monolithic Power Systems, Inc. ......... 636 244,249
Nova Ltd.
(e)
....................... 64 5,609
NVIDIA Corp. ..................... 9,255 1,402,966
QUALCOMM, Inc. .................. 12,056 1,540,033
Semtech Corp.
(e)
................... 498 27,375
Silicon Laboratories, Inc.
(e)
............. 1,435 201,216
Tokyo Electron Ltd. ................. 3,900 1,272,934
9,385,772
Software — 3.6%
Adobe, Inc.
(e)
...................... 6,130 2,243,948
Autodesk, Inc.
(e)
.................... 926 159,235
Cadence Design Systems, Inc.
(e)
........ 3,646 547,009
Check Point Software Technologies Ltd.
(e)
.. 2,467 300,431
Fortinet, Inc.
(e)
..................... 1,440 81,475
Intuit, Inc. ........................ 235 90,578
Microsoft Corp. .................... 35,720 9,173,968
Nemetschek SE .................... 827 50,312
Palo Alto Networks, Inc.
(e)
............. 250 123,485
RingCentral, Inc., Class A
(e)
............ 281 14,685
Salesforce, Inc.
(e)
................... 2,630 434,055
SAP SE ......................... 9,598 874,862
ServiceNow, Inc.
(e)
.................. 2,145 1,019,991

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Software (continued)
Temenos AG (Registered) ............. 137 $ 11,725
Trend Micro, Inc. ................... 900 44,029
Workday, Inc., Class A
(e)
.............. 3,563 497,324
15,667,112
Specialty Retail — 1.0%
Advance Auto Parts, Inc. .............. 177 30,637
Best Buy Co., Inc. .................. 2,431 158,477
Dick's Sporting Goods, Inc. ............ 1,475 111,171
Dufry AG (Registered)
(e)
.............. 675 21,904
Foschini Group Ltd. (The) ............. 2,038 15,283
Home Depot, Inc. (The) .............. 8,989 2,465,413
JB Hi-Fi Ltd. ...................... 1,018 27,075
Lowe's Cos., Inc. ................... 7,805 1,363,299
Shinsegae International, Inc. ........... 180 4,196
Ulta Beauty, Inc.
(e)
.................. 457 176,164
4,373,619
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. ....................... 72,306 9,885,676
Dell Technologies, Inc., Class C ......... 26,680 1,232,883
FUJIFILM Holdings Corp. ............. 1,200 64,478
Hewlett Packard Enterprise Co. ......... 41,081 544,734
HP, Inc.
(g)
........................ 21,111 692,018
NetApp, Inc. ...................... 3,157 205,963
Ricoh Co. Ltd. ..................... 1,700 13,272
Samsung Electronics Co. Ltd. .......... 14,454 637,528
13,276,552
Textiles, Apparel & Luxury Goods — 0.7%
ANTA Sports Products Ltd. ............ 21,400 263,357
Burberry Group plc .................. 2,641 52,982
Hermes International ................ 760 855,325
Kering SA ........................ 2,639 1,367,601
Li Ning Co. Ltd. .................... 8,500 79,144
Mavi Giyim Sanayi ve Ticaret A/S, Class B
(d)(f)
1,800 5,656
Moncler SpA ...................... 6,508 280,404
NIKE, Inc., Class B ................. 119 12,162
PVH Corp. ....................... 584 33,230
Swatch Group AG (The) .............. 1,209 287,184
3,237,045
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc. .................. 652 12,812
Trading Companies & Distributors — 0.6%
IMCD NV ........................ 1,827 249,814
ITOCHU Corp. .................... 18,000 485,604
Marubeni Corp. .................... 7,800 69,978
Mitsubishi Corp. .................... 18,900 562,864
Mitsui & Co. Ltd. ................... 33,300 731,752
SiteOne Landscape Supply, Inc.
(e)
........ 3,307 393,103
Sumitomo Corp. ................... 9,600 130,497
Travis Perkins plc .................. 611 7,242
United Rentals, Inc.
(e)
................ 546 132,629
2,763,483
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Centro Norte SAB de
CV .......................... 891 5,692
Kamigumi Co. Ltd. .................. 500 9,665
15,357
Water Utilities — 0.1%
United Utilities Group plc .............. 29,314 364,909
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
Freenet AG ....................... 7,314 $ 182,398
KDDI Corp. ....................... 400 12,614
MTN Group Ltd. .................... 26,195 213,165
SK Telecom Co. Ltd. ................. 6,355 255,033
Tele2 AB, Class B .................. 3,747 42,726
705,936
Total Common Stocks — 50.5%
(Cost: $243,943,370) ............................. 221,158,794
Par (000)
Par (000)
Corporate Bonds
Air Freight & Logistics — 0.1%
United Parcel Service, Inc.
4.45%, 04/01/30 ................. USD 390 398,804
6.20%, 01/15/38 ................. 15 17,497
416,301
Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 73 69,720
Series 2016-1, Class B, 5.25%, 01/15/24 43 40,555
Series 2017-1, Class B, 4.95%, 02/15/25 16 14,533
Series 2019-1, Class B, 3.85%, 02/15/28 61 51,267
United Airlines Pass-Through Trust
Series 2014-2, Class B, 4.63%, 09/03/22 4 4,398
Series 2019-2, Class B, 3.50%, 05/01/28 34 29,484
209,957
Automobiles — 0.1%
Daimler Finance North America LLC, 2.55%,
08/15/22
(d)
.................... 210 210,049
Honda Motor Co. Ltd., 2.53%, 03/10/27 ... 280 261,970
472,019
Banks — 3.2%
Banco Santander SA
2.75%, 05/28/25 ................. 200 189,379
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%),
4.18%, 03/24/28
(a)
.............. 400 381,672
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
................... 31 30,898
7.25%, 10/15/25 ................. 75 81,079
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 537 511,495
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 68 65,857
1.32%, 06/19/26 ................. 186 169,081
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 131 117,220
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
... 390 346,670
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
................... 78 74,793
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
... 379 344,689
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 89 84,839
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 39 36,781
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
... 335 286,888
4.27%, 07/23/29 ................. 145 139,318
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 107 101,070
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 58 50,649
Bank of Montreal, 1.25%, 09/15/26 ...... 450 398,635

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Nova Scotia (The)
1.05%, 03/02/26 ................. USD 490 $ 438,613
1.30%, 09/15/26 ................. 500 443,990
2.95%, 03/11/27 ................. 500 470,348
Barclays plc
(a)
(SOFR + 2.71%), 2.85%, 05/07/26 ..... 370 349,389
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%),
2.28%, 11/24/27 ............... 230 203,898
Citigroup, Inc.
4.40%, 06/10/25 ................. 94 93,860
(SOFR + 0.69%), 2.01%, 01/25/26
(a)
... 58 54,335
(SOFR + 1.28%), 3.07%, 02/24/28
(a)
... 460 426,738
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 266 251,119
(LIBOR USD 3 Month + 1.19%), 4.08%,
04/23/29
(a)
................... 16 15,208
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 243 212,093
HSBC Holdings plc
(a)
(SOFR + 1.43%), 3.00%, 03/10/26 ..... 370 352,181
(SOFR + 1.29%), 1.59%, 05/24/27 ..... 490 430,311
(SOFR + 1.10%), 2.25%, 11/22/27 ..... 570 507,851
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 .................... 301 290,140
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(i)
..................... 200 150,402
(SOFR + 1.19%), 2.80%, 05/24/32 ..... 490 402,377
ING Groep NV, (SOFR + 1.83%), 4.02%,
03/28/28
(a)
.................... 270 257,150
JPMorgan Chase & Co.
(3 Month CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
.............. 227 212,572
2.95%, 10/01/26 ................. 106 100,863
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
................... 120 117,078
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 127 121,954
(SOFR + 1.17%), 2.95%, 02/24/28
(a)
... 266 246,447
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 6 5,334
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 13 12,661
Lloyds Banking Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26 ............... 730 690,762
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.80%),
3.75%, 03/18/28 ............... 360 342,604
(LIBOR USD 3 Month + 1.21%), 3.57%,
11/07/28 .................... 240 224,561
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 200 183,630
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%),
1.54%, 07/20/27
(a)
.............. 490 432,771
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
2.34%, 01/19/28
(a)
.............. 380 342,515
Mizuho Financial Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
2.65%, 05/22/26 ............... 460 436,190
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%),
1.55%, 07/09/27 ............... 230 202,303
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
2.27%), 5.52%, 09/30/28
(a)
.......... USD 280 $ 281,994
Royal Bank of Canada, 0.88%, 01/20/26 ... 390 349,149
Santander UK Group Holdings plc, (SOFR +
0.79%), 1.09%, 03/15/25
(a)
.......... 237 221,278
Sumitomo Mitsui Financial Group, Inc., 3.78%,
03/09/26 ..................... 116 113,711
Toronto-Dominion Bank (The)
Series FXD, 1.95%, 01/12/27 ........ 470 425,158
3.20%, 03/10/32 ................. 400 357,008
Washington Mutual Escrow Bonds
(e)(j)(k)
0.00%, 11/06/09 ................. 100 1,000
0.00%, 09/29/17 ................. 400 —
14,182,559
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 343 338,599
Coca-Cola Co. (The), 2.25%, 01/05/32 .... 290 252,600
Diageo Capital plc
1.38%, 09/29/25 ................. 470 438,521
2.00%, 04/29/30 ................. 780 665,398
Keurig Dr Pepper, Inc., 2.25%, 03/15/31 ... 400 328,543
2,023,661
Biotechnology — 0.6%
AbbVie, Inc., 2.95%, 11/21/26 ......... 180 170,559
Amgen, Inc.
2.20%, 02/21/27 ................. 200 183,652
3.00%, 02/22/29 ................. 270 249,042
4.20%, 02/22/52 ................. 15 13,160
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ..................... 2,440 1,956,253
2,572,666
Building Products — 0.3%
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 100 78,444
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,503
Johnson Controls International plc
3.90%, 02/14/26 ................. 870 863,852
2.00%, 09/16/31 ................. 100 79,561
Owens Corning, 3.40%, 08/15/26 ....... 110 105,104
1,136,464
Capital Markets — 2.3%
Ares Capital Corp.
2.15%, 07/15/26 ................. 400 335,245
2.88%, 06/15/27 ................. 290 242,055
Blackstone Private Credit Fund
(d)
3.25%, 03/15/27 ................. 161 136,596
4.00%, 01/15/29 ................. 129 105,708
Credit Suisse AG, 1.25%, 08/07/26 ...... 308 269,229
Deutsche Bank AG
1.69%, 03/19/26 ................. 300 269,019
(SOFR + 1.32%), 2.55%, 01/07/28
(a)
... 150 129,841
FactSet Research Systems, Inc.
2.90%, 03/01/27 ................. 790 738,650
3.45%, 03/01/32 ................. 60 52,588
FS KKR Capital Corp.
2.63%, 01/15/27 ................. 230 193,417
3.25%, 07/15/27 ................. 290 246,764
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 09/10/24
(a)
... 21 20,092
3.75%, 02/25/26 ................. 37 36,269
3.50%, 11/16/26 ................. 27 25,904
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 565 500,823
(SOFR + 0.82%), 1.54%, 09/10/27
(a)
... 1,640 1,439,598

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... USD 886 $ 804,113
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
................... 206 195,346
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 66 54,796
Intercontinental Exchange, Inc.
3.75%, 09/21/28 ................. 50 48,291
2.10%, 06/15/30 ................. 113 94,488
LPL Holdings, Inc., 4.00%, 03/15/29
(d)
.... 465 397,835
Moody's Corp., 3.25%, 01/15/28 ........ 69 65,311
Morgan Stanley
3.13%, 01/23/23 ................. 182 181,937
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 57 54,912
3.13%, 07/27/26 ................. 4 3,816
3.63%, 01/20/27 ................. 281 272,165
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 96 85,215
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 81 71,039
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
... 280 254,532
3.59%, 07/22/28 ................. 35 33,134
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 407 386,180
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 357 346,870
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 355 307,473
(SOFR + 1.03%), 1.79%, 02/13/32
(a)
... 130 102,258
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
... 24 19,031
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
... 56 46,270
Morgan Stanley Domestic Holdings, Inc.,
3.80%, 08/24/27 ................ 62 59,205
Nomura Holdings, Inc., 3.00%, 01/22/32 ... 344 279,396
Prospect Capital Corp., 3.36%, 11/15/26 ... 190 161,481
S&P Global, Inc.
(d)
2.45%, 03/01/27 ................. 280 262,081
4.75%, 08/01/28 ................. 125 127,002
2.90%, 03/01/32 ................. 650 579,291
3.90%, 03/01/62 ................. 3 2,547
10,037,813
Chemicals — 0.1%
Dow Chemical Co. (The), 2.10%, 11/15/30 . 39 32,135
DuPont de Nemours, Inc., 4.49%, 11/15/25 . 148 149,008
Methanex Corp., 5.25%, 12/15/29 ....... 175 147,947
329,090
Commercial Services & Supplies — 0.3%
RELX Capital, Inc.
3.50%, 03/16/23 ................. 115 114,843
4.00%, 03/18/29 ................. 108 104,626
3.00%, 05/22/30 ................. 793 712,700
Republic Services, Inc.
2.90%, 07/01/26 ................. 42 40,113
3.95%, 05/15/28 ................. 47 46,076
2.30%, 03/01/30 ................. 20 17,160
1.75%, 02/15/32 ................. 100 78,743
1,114,261
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 162 154,993
2.75%, 05/24/31 ................. 130 105,045
Nokia OYJ, 4.38%, 06/12/27 .......... 200 188,940
448,978
Consumer Finance — 0.2%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 100 111,167
American Express Co., 2.55%, 03/04/27 ... 199 185,422
General Motors Financial Co., Inc.
3.55%, 07/08/22 ................. 163 163,001
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.70%, 05/09/23 ................. USD 16 $ 15,994
Synchrony Financial
4.50%, 07/23/25 ................. 2 1,946
3.70%, 08/04/26 ................. 22 20,369
Toyota Motor Credit Corp.
3.05%, 03/22/27 ................. 270 259,588
1.90%, 04/06/28 ................. 290 257,761
1,015,248
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25 ..... 150 141,325
Diversified Financial Services — 0.2%
National Rural Utilities Cooperative Finance
Corp.
1.00%, 06/15/26 ................. 590 529,756
1.65%, 06/15/31 ................. 270 214,627
2.75%, 04/15/32 ................. 300 261,213
1,005,596
Diversified Telecommunication Services — 0.7%
British Telecommunications plc, 5.13%,
12/04/28 ..................... 250 249,260
Koninklijke KPN NV
8.38%, 10/01/30 ................. 140 167,822
(USD Swap Semi 10 Year + 5.21%), 7.00%,
03/28/73
(a)(d)
.................. 200 197,500
Lumen Technologies, Inc., 5.38%, 06/15/29
(d)
720 570,078
Orange SA, 9.00%, 03/01/31
(c)
......... 510 658,340
Verizon Communications, Inc.
4.13%, 03/16/27 ................. 96 95,768
2.10%, 03/22/28 ................. 53 47,076
4.33%, 09/21/28 ................. 115 114,374
4.02%, 12/03/29 ................. 275 266,343
3.15%, 03/22/30 ................. 53 48,187
1.50%, 09/18/30 ................. 209 167,035
1.68%, 10/30/30 ................. 86 69,309
1.75%, 01/20/31 ................. 167 134,138
2.55%, 03/21/31 ................. 27 23,085
2.36%, 03/15/32 ................. 76 63,014
2.85%, 09/03/41 ................. 50 37,473
3.00%, 11/20/60 ................. 31 21,045
2,929,847
Electric Utilities — 0.5%
Avangrid, Inc.
3.20%, 04/15/25 ................. 620 602,883
3.80%, 06/01/29 ................. 140 130,972
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 15,323
Edison International, 3.13%, 11/15/22 .... 1 998
Eversource Energy
Series U, 1.40%, 08/15/26 .......... 60 53,570
2.90%, 03/01/27 ................. 270 253,457
3.38%, 03/01/32 ................. 220 197,792
Exelon Corp.
2.75%, 03/15/27
(d)
................ 19 17,761
5.10%, 06/15/45 ................. 10 9,827
4.10%, 03/15/52
(d)
................ 7 6,034
NSTAR Electric Co.
3.25%, 05/15/29 ................. 280 265,085
3.95%, 04/01/30 ................. 300 293,518
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 80 77,918
2.05%, 08/01/50 ................. 31 19,294
Southern California Edison Co.
Series E, 3.70%, 08/01/25 .......... 26 25,574
Series 20C, 1.20%, 02/01/26 ........ 60 53,681

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A, 4.20%, 03/01/29 .......... USD 33 $ 31,754
2.25%, 06/01/30 ................. 103 86,472
Series G, 2.50%, 06/01/31 .......... 60 50,349
2,192,262
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 110 101,139
Flex Ltd., 3.75%, 02/01/26 ........... 290 276,732
Keysight Technologies, Inc.
4.60%, 04/06/27 ................. 620 622,694
3.00%, 10/30/29 ................. 370 328,811
1,329,376
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 4.49%, 05/01/30 80 78,851
CGG SA, 8.75%, 04/01/27
(d)
.......... 200 170,000
Weatherford International Ltd., 8.63%,
04/30/30
(d)
.................... 175 145,212
394,063
Entertainment — 0.1%
Electronic Arts, Inc.
4.80%, 03/01/26 ................. 250 255,219
1.85%, 02/15/31 ................. 122 99,117
354,336
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 24 19,971
American Tower Corp.
5.00%, 02/15/24 ................. 15 15,176
2.95%, 01/15/25 ................. 8 7,724
1.30%, 09/15/25 ................. 190 172,012
1.60%, 04/15/26 ................. 26 23,237
1.45%, 09/15/26 ................. 200 174,920
2.75%, 01/15/27 ................. 200 182,902
3.65%, 03/15/27 ................. 360 341,867
1.50%, 01/31/28 ................. 200 166,294
3.95%, 03/15/29 ................. 38 35,376
3.80%, 08/15/29 ................. 47 43,141
2.10%, 06/15/30 ................. 153 122,530
2.70%, 04/15/31 ................. 200 164,590
2.30%, 09/15/31 ................. 62 49,108
4.05%, 03/15/32 ................. 130 118,468
Crown Castle International Corp.
3.70%, 06/15/26 ................. 50 48,236
1.05%, 07/15/26 ................. 1,278 1,105,783
2.90%, 03/15/27 ................. 488 450,009
3.10%, 11/15/29 ................. 171 150,957
3.30%, 07/01/30 ................. 61 53,797
2.25%, 01/15/31 ................. 28 22,712
2.50%, 07/15/31 ................. 408 333,863
5.20%, 02/15/49 ................. 18 17,244
Duke Realty LP
1.75%, 07/01/30 ................. 23 18,812
1.75%, 02/01/31 ................. 117 95,122
Equinix, Inc.
1.00%, 09/15/25 ................. 151 135,282
1.45%, 05/15/26 ................. 160 142,025
3.20%, 11/18/29 ................. 200 177,668
2.50%, 05/15/31 ................. 40 32,412
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(d)
...... 551 444,719
Iron Mountain, Inc., 5.25%, 07/15/30
(d)
.... 200 173,879
Life Storage LP
3.88%, 12/15/27 ................. 150 142,858
2.40%, 10/15/31 ................. 70 55,708
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis LP
1.63%, 03/15/31 ................. USD 520 $ 418,899
3.00%, 04/15/50 ................. 19 14,386
Realty Income Corp.
3.00%, 01/15/27 ................. 5 4,733
3.25%, 01/15/31 ................. 40 36,363
Simon Property Group LP, 1.38%, 01/15/27 . 200 175,085
Uniti Group LP, 6.50%, 02/15/29
(d)
....... 490 358,925
VICI Properties LP
(d)
5.63%, 05/01/24 ................. 62 61,225
4.50%, 09/01/26 ................. 18 16,560
5.75%, 02/01/27 ................. 30 28,467
Welltower, Inc.
4.00%, 06/01/25 ................. 300 297,764
2.70%, 02/15/27 ................. 410 378,640
3.85%, 06/15/32 ................. 890 811,038
Weyerhaeuser Co.
4.00%, 04/15/30 ................. 370 348,274
3.38%, 03/09/33 ................. 800 697,501
8,886,262
Food Products — 0.6%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 ................. 380 350,060
3.75%, 09/25/27 ................. 360 346,367
2.75%, 05/14/31 ................. 480 396,182
Campbell Soup Co., 4.15%, 03/15/28 .... 170 166,941
Kellogg Co.
3.40%, 11/15/27 ................. 190 181,621
4.30%, 05/15/28 ................. 850 850,199
2.10%, 06/01/30 ................. 300 249,597
2,540,967
Gas Utilities — 0.0%
Southwest Gas Corp., 4.05%, 03/15/32 ... 160 145,184
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., 4.63%, 02/01/28
(d)
........ 200 187,150
Health Care Providers & Services — 0.5%
Cigna Corp., 4.38%, 10/15/28 ......... 200 198,457
CVS Health Corp., 3.75%, 04/01/30 ...... 180 168,364
Elevance Health, Inc.
3.65%, 12/01/27 ................. 260 253,041
4.10%, 03/01/28 ................. 53 52,450
4.38%, 12/01/47 ................. 25 23,009
Encompass Health Corp., 4.75%, 02/01/30 . 185 155,038
HCA, Inc.
(d)
3.13%, 03/15/27 ................. 160 145,364
3.63%, 03/15/32 ................. 231 194,872
Humana, Inc.
4.50%, 04/01/25 ................. 16 16,116
1.35%, 02/03/27 ................. 490 428,424
3.70%, 03/23/29 ................. 360 340,792
4.88%, 04/01/30 ................. 57 57,561
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 ..................... 40 35,886
Quest Diagnostics, Inc., 3.45%, 06/01/26 .. 100 97,385
Tenet Healthcare Corp.
(d)
6.25%, 02/01/27 ................. 86 79,156
5.13%, 11/01/27 ................. 10 9,000
4.38%, 01/15/30 ................. 41 34,687
2,289,602
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC, 4.00%, 10/15/30
(d)
..... 490 393,225
McDonald's Corp., 3.30%, 07/01/25 ...... 250 248,350

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp., 2.00%, 03/12/27 ....... USD 250 $ 227,116
868,691
Industrial Conglomerates — 0.1%
3M Co., 3.05%, 04/15/30 ............ 410 382,451
Insurance — 1.0%
Ambac Assurance Corp., 5.10%
(d)(i)
...... 5 4,400
AXA SA, 8.60%, 12/15/30 ............ 130 152,416
Hanover Insurance Group, Inc. (The), 4.50%,
04/15/26 ..................... 1,030 1,026,487
Manulife Financial Corp., 4.15%, 03/04/26 .. 340 335,657
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 816 806,466
2.25%, 11/15/30 ................. 591 498,681
2.38%, 12/15/31 ................. 590 493,878
Progressive Corp. (The)
2.50%, 03/15/27 ................. 180 170,140
3.00%, 03/15/32 ................. 550 492,649
Trinity Acquisition plc, 4.40%, 03/15/26 .... 20 19,815
Willis North America, Inc., 2.95%, 09/15/29 . 190 162,889
4,163,478
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 1.65%, 05/12/28 ..... 170 150,634
eBay, Inc., 1.40%, 05/10/26 .......... 87 78,256
228,890
IT Services — 0.6%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ..................... 1,510 1,358,130
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 109 96,378
1.65%, 03/01/28 ................. 58 49,477
Gartner, Inc., 4.50%, 07/01/28
(d)
........ 185 169,868
International Business Machines Corp.
2.20%, 02/09/27 ................. 280 259,208
5.88%, 11/29/32 ................. 22 23,988
4.00%, 06/20/42 ................. 2 1,732
Mastercard, Inc.
3.30%, 03/26/27 ................. 100 98,262
2.00%, 11/18/31 ................. 390 328,683
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 48 45,280
2.65%, 10/01/26 ................. 14 13,275
VeriSign, Inc., 2.70%, 06/15/31 ........ 180 144,854
2,589,135
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
3.05%, 09/22/26 ................. 545 520,288
2.10%, 06/04/30 ................. 97 79,022
2.30%, 03/12/31 ................. 660 537,675
PerkinElmer, Inc., 1.90%, 09/15/28 ...... 350 291,620
1,428,605
Machinery — 0.3%
Cummins, Inc.
0.75%, 09/01/25 ................. 190 173,083
1.50%, 09/01/30 ................. 420 340,397
Deere & Co., 3.75%, 04/15/50 ......... 17 15,519
IDEX Corp., 2.63%, 06/15/31 .......... 980 811,921
Otis Worldwide Corp., 2.57%, 02/15/30 ... 23 19,869
1,360,789
Media — 0.2%
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/24 ................. 15 15,008
4.65%, 10/01/28 ................. 170 167,975
Security
Par (000)
Par (000) Value
Media (continued)
2.40%, 03/01/31 ................. USD 32 $ 26,066
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
... 540 492,075
701,124
Metals & Mining — 0.2%
Newmont Corp., 2.25%, 10/01/30 ....... 160 132,809
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 ................. 190 173,024
2.15%, 08/15/30 ................. 200 162,045
Steel Dynamics, Inc.
2.80%, 12/15/24 ................. 35 34,159
2.40%, 06/15/25 ................. 330 312,156
814,193
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 ................. 100 98,186
Series 20A, 3.35%, 04/01/30 ........ 430 400,575
2.40%, 06/15/31 ................. 290 248,446
747,207
Oil, Gas & Consumable Fuels — 0.9%
BP Capital Markets America, Inc.
3.79%, 02/06/24 ................. 55 55,225
3.19%, 04/06/25 ................. 23 22,706
3.54%, 04/06/27 ................. 170 165,056
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 76 77,814
5.13%, 06/30/27 ................. 275 276,013
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(d)
.................... 185 161,427
Enterprise Products Operating LLC
3.13%, 07/31/29 ................. 93 83,694
2.80%, 01/31/30 ................. 91 79,668
Exxon Mobil Corp., 3.04%, 03/01/26 ..... 360 353,086
Global Partners LP, 6.88%, 01/15/29 ..... 450 380,803
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 ................. 16 17,975
5.00%, 08/15/42 ................. 20 17,511
MPLX LP
4.25%, 12/01/27 ................. 170 164,046
2.65%, 08/15/30 ................. 781 651,930
ONEOK, Inc.
5.85%, 01/15/26 ................. 330 342,062
6.35%, 01/15/31 ................. 540 564,083
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
.. 365 326,675
3,739,774
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
1.75%, 09/30/25
(d)
................ 22 20,380
0.95%, 05/15/26
(d)
................ 10 8,893
7.75%, 11/15/29 ................. 20 24,134
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
. 500 393,945
447,352
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC
1.20%, 05/28/26 ................. 380 343,759
1.75%, 05/28/28 ................. 390 344,063
Merck & Co., Inc.
2.15%, 12/10/31 ................. 420 361,277
2.45%, 06/24/50 ................. 30 21,068
2.75%, 12/10/51 ................. 19 14,031
Novartis Capital Corp., 2.20%, 08/14/30 ... 1,020 899,070
Zoetis, Inc.
4.50%, 11/13/25 ................. 290 293,733
3.00%, 09/12/27 ................. 110 103,678

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.00%, 05/15/30 ................. USD 600 $ 502,312
2,882,991
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(d)
.. 570 481,650
ASGN, Inc., 4.63%, 05/15/28
(d)
......... 465 402,829
Thomson Reuters Corp., 3.35%, 05/15/26 .. 530 514,151
Verisk Analytics, Inc., 4.13%, 03/15/29 .... 280 269,791
1,668,421
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26 ................. 170 171,661
2.50%, 04/01/31 ................. 550 447,451
619,112
Road & Rail — 0.0%
Norfolk Southern Corp., 2.90%, 06/15/26 .. 42 40,085
Penske Truck Leasing Co. LP
(d)
4.25%, 01/17/23 ................. 40 40,128
2.70%, 03/14/23 ................. 50 49,854
130,067
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc.
1.75%, 06/01/30 ................. 200 168,284
4.35%, 04/01/47 ................. 37 35,800
Broadcom Corp., 3.88%, 01/15/27 ...... 129 124,123
Lam Research Corp., 3.75%, 03/15/26 .... 56 55,863
NVIDIA Corp.
3.20%, 09/16/26 ................. 752 743,872
1.55%, 06/15/28 ................. 190 166,439
2.00%, 06/15/31 ................. 590 500,930
3.50%, 04/01/50 ................. 50 42,439
NXP BV
3.88%, 06/18/26 ................. 25 24,102
4.30%, 06/18/29 ................. 172 164,045
3.40%, 05/01/30 ................. 70 62,444
2.50%, 05/11/31 ................. 189 155,015
Texas Instruments, Inc., 1.90%, 09/15/31 .. 100 84,760
2,328,116
Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30 .......... 1,010 891,918
Autodesk, Inc.
3.50%, 06/15/27 ................. 81 77,465
2.40%, 12/15/31 ................. 54 44,075
Intuit, Inc.
1.35%, 07/15/27 ................. 860 750,905
1.65%, 07/15/30 ................. 710 582,978
Roper Technologies, Inc., 1.75%, 02/15/31 . 26 20,259
Salesforce, Inc., 3.05%, 07/15/61 ....... 10 7,312
ServiceNow, Inc., 1.40%, 09/01/30 ...... 850 665,145
VMware, Inc.
1.80%, 08/15/28 ................. 1,154 958,350
4.70%, 05/15/30 ................. 72 69,421
2.20%, 08/15/31 ................. 53 41,734
4,109,562
Specialty Retail — 0.3%
Home Depot, Inc. (The)
2.88%, 04/15/27 ................. 110 106,269
1.50%, 09/15/28 ................. 300 261,203
1.38%, 03/15/31 ................. 31 24,975
1.88%, 09/15/31 ................. 400 333,111
4.50%, 12/06/48 ................. 17 16,565
Lowe's Cos., Inc.
4.00%, 04/15/25 ................. 170 170,561
3.35%, 04/01/27 ................. 450 433,048
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
3.65%, 04/05/29 ................. USD 93 $ 87,680
1,433,412
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC
6.02%, 06/15/26 ................. 340 352,905
4.90%, 10/01/26 ................. 69 69,025
5.30%, 10/01/29 ................. 320 315,465
8.35%, 07/15/46 ................. 6 7,472
HP, Inc.
1.45%, 06/17/26 ................. 430 381,975
3.00%, 06/17/27 ................. 310 286,607
4.00%, 04/15/29 ................. 600 562,132
2.65%, 06/17/31 ................. 25 20,082
4.20%, 04/15/32 ................. 360 321,349
2,317,012
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(d)
.......... 274 238,577
Trading Companies & Distributors — 0.1%
Boise Cascade Co., 4.88%, 07/01/30
(d)
.... 560 489,832
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 3.80%,
03/15/32
(d)
.................... 140 128,017
Total Corporate Bonds — 20.6%
(Cost: $96,759,822) .............................. 90,171,795
Floating Rate Loan Interests
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ENR, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 02/21/23
(a)(k)
............... 7 770
Total Floating Rate Loan Interests — 0.0%
(Cost: $7,000) ................................. 770
Shares
Shares
Investment Companies
(g)(l)
iShares MSCI China A ETF ............ 36,331 1,382,394
iShares MSCI India ETF .............. 66,538 2,619,601
iShares MSCI Taiwan ETF ............. 80,766 4,072,222
Total Investment Companies — 1.8%
(Cost: $9,204,465) .............................. 8,074,217
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 1.97%, 06/25/35
(a)
.. 41 35,281
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 2.22%, 01/25/36
(a)
.. 13 11,868
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 20 11,614
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 2.08%, 11/25/36
(a)
. 23 21,364
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 1.90%, 04/25/47
(a)
. 22 19,247
Series 2007-OA3, Class 2A2, (LIBOR USD
1 Month + 0.36%), 1.98%, 04/25/47
(a)
. 4 233

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 1.98%, 06/25/47
(a)
. USD 15 $ 11,149
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.48%), 2.10%, 08/25/47
(a)
. 7 5,956
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 1.42%, 10/25/46
(a)
.......... 46 34,328
APS Resecuritization Trust
(a)(d)
Series 2016-1, Class 1MZ, 3.38%, 07/31/57 136 53,949
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 4.47%, 09/27/46 ... 30 29,861
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(d)
..... 54 14,629
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month
+ 0.28%), 1.90%, 08/25/36
(a)
......... 15 14,663
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 276 139,456
Citicorp Mortgage Securities Trust, Series
2008-2, Class 1A1, 6.50%, 06/25/38 .... 25 20,020
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
..................... 109 47,517
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 2.97%,
11/25/35
(a)
..................... 18 3,717
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
........ 24 14,518
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 1.79%, 08/25/47
(a)
... 84 89,152
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 1.52%, 01/27/37
(a)(d)
......... —
(b)
164
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.48%, 03/25/36
(a)
.......... 6 5,906
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 1 1,521
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.06%, 09/25/37
(a)
28 19,921
JPMorgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (LIBOR USD 1 Month
+ 0.42%), 2.04%, 03/25/37
(a)
......... 35 34,236
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(d)
. 40 38,987
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4,
(LIBOR USD 1 Month + 0.42%), 2.04%,
06/25/37
(a)
..................... 5 4,037
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.02%,
04/25/36
(a)
..................... 8 5,378
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 2.00%, 06/25/36
(a)
... 12 10,059
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 32 30,014
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(c)
................... 44 39,819
768,564
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
(a)(d)
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 2.07%, 01/25/36 ... USD 17 $ 14,985
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 2.30%, 01/25/36 ... 12 11,220
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 2.16%, 04/25/36 ... 7 6,607
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.38%), 2.00%, 10/25/36 ... 9 8,515
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.45%), 2.07%, 10/25/36 ... 9 8,531
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 1.87%,
03/25/37 ...................... 4 4,269
Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (LIBOR USD 1 Month +
2.12%), 3.31%, 09/15/34 ............ 100 95,031
149,158
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a)(d)
....... 1,000 30
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(d)(m)
... 38 8,467
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,036,469) .............................. 926,219
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(e)(j)(k)
...... 1,119 —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Preferred Securities
Shares
Shares
Preferred Stocks
Automobiles — 0.1%
Volkswagen AG (Preference) ........... 4,177 562,390
Banks — 0.2%
Banco Bradesco SA (Preference) ........ 111,776 367,144
Bancolombia SA (Preference) .......... 11,335 86,554
Itau Unibanco Holding SA (Preference) .... 48,964 212,381
666,079
Biotechnology — 0.0%
Grifols SA (Preference) ............... 541 6,431
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) .................... 5,904 492,188
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Preference) ............. 718 251,995
Total Preferred Stocks — 0.5%
(Cost: $2,331,979) .............................. 1,979,083

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... USD 186 $ 182,359
3.00%, 09/01/27 - 12/01/46 .......... 300 292,251
3.50%, 04/01/31 - 01/01/48 .......... 461 457,636
4.00%, 08/01/40 - 12/01/45 .......... 71 71,517
4.50%, 02/01/39 - 04/01/49 .......... 538 550,880
5.00%, 10/01/41 - 11/01/48 .......... 103 108,052
5.50%, 06/01/41 ................. 48 51,626
6.00%, 01/01/34 ................. 34 35,331
Federal National Mortgage Association,
4.00%, 01/01/41 ................. 5 5,065
Government National Mortgage Association
2.00%, 08/20/50 - 01/20/52 .......... 2,447 2,179,927
2.00%, 07/15/52
(o)
................ 2,013 1,787,501
2.50%, 07/20/51 - 12/20/51 .......... 2,729 2,506,363
2.50%, 07/15/52
(o)
................ 4,150 3,797,250
3.00%, 02/15/45 - 01/20/51 .......... 651 617,156
3.00%, 07/15/52
(o)
................ 3,445 3,247,621
3.50%, 01/15/42 - 10/20/46 .......... 1,132 1,118,583
3.50%, 07/15/52
(o)
................ 861 836,515
4.00%, 04/20/39 - 12/20/47 .......... 230 232,945
4.00%, 07/15/52
(o)
................ 494 491,829
4.50%, 12/20/39 - 04/20/50 .......... 313 323,852
4.50%, 07/15/52
(o)
................ 47 47,690
5.00%, 12/15/38 - 07/20/42 .......... 65 68,365
7.50%, 03/15/32 ................. 1 1,541
Uniform Mortgage-Backed Securities
2.00%, 10/01/31 - 02/01/52 .......... 4,039 3,543,029
2.50%, 09/01/27 - 02/01/52 .......... 2,155 2,005,811
3.00%, 04/01/29 - 03/01/52 .......... 2,272 2,185,761
3.50%, 08/01/30 - 01/01/51 .......... 2,944 2,880,780
3.50%, 07/25/37
(o)
................ 61 60,618
4.00%, 10/01/33 - 01/01/51 .......... 1,460 1,471,436
4.50%, 02/01/25 - 05/01/49 .......... 2,502 2,563,877
4.50%, 07/25/52
(o)
................ 75 75,284
5.00%, 09/01/35 - 05/01/49 .......... 190 198,337
5.50%, 02/01/35 - 04/01/41 .......... 311 332,028
6.00%, 12/01/27 - 06/01/41 .......... 179 195,991
6.50%, 05/01/40 ................. 49 53,637
Total U.S. Government Sponsored Agency Securities — 7.9%
(Cost: $35,824,845) .............................. 34,578,444
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 66 75,387
4.50%, 08/15/39 ................. 82 96,408
4.38%, 11/15/39 ................. 82 94,729
1.13%, 05/15/40 - 08/15/40 .......... 694 481,273
1.38%, 11/15/40 ................. 347 249,908
2.25%, 05/15/41 - 02/15/52 .......... 13,000 10,733,047
2.38%, 02/15/42 ................. 4,000 3,391,875
3.13%, 02/15/43 ................. 332 315,439
2.88%, 05/15/43 - 11/15/46 .......... 597 544,347
3.63%, 08/15/43 ................. 332 340,741
3.75%, 11/15/43 ................. 332 347,290
2.50%, 02/15/45 ................. 593 502,938
1.63%, 11/15/50 ................. 3 2,110
1.88%, 11/15/51 ................. 1,000 750,313
U.S. Treasury Notes
1.75%, 07/15/22 - 11/15/29 .......... 1,562 1,460,011
1.50%, 09/15/22 - 02/15/30 .......... 909 902,856
2.13%, 12/31/22 ................. 623 621,686
0.50%, 05/31/27 ................. 129 113,923
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.25%, 08/15/27 ................. USD 798 $ 766,485
1.25%, 03/31/28 - 09/30/28 .......... 1,047 945,074
2.88%, 08/15/28 ................. 188 185,709
3.13%, 11/15/28 ................. 363 363,752
2.63%, 02/15/29 ................. 63 61,339
1.88%, 02/28/29 - 02/15/32 .......... 12,352 11,384,432
2.38%, 05/15/29 ................. 7,063 6,766,409
1.63%, 08/15/29 - 05/15/31 .......... 492 444,136
1.13%, 02/15/31 ................. 179 153,814
1.38%, 11/15/31 ................. 3 2,602
Total U.S. Treasury Obligations — 9.6%
(Cost: $46,076,549) .............................. 42,098,033
Total Long-Term Investments — 91.3%
(Cost: $436,442,815) ............................. 400,066,988
Shares
Shares
Short-Term Securities
Money Market Funds
(l)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 44,837,582 44,837,582
SL Liquidity Series, LLC, Money Market Series,
1.73%
(q)
....................... 6,792,490 6,791,132
Total Short-Term Securities — 11.8%
(Cost: $51,629,229) .............................. 51,628,714
Total Investments Before TBA Sale Commitments — 103.1%
(Cost: $488,072,044 ) ............................. 451,695,702
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association,
2.50%, 07/15/52
(o)
................ (700) (640,500)
Total TBA Sale Commitments — (0.1)%
(Proceeds: $(632,844)) ........................... (640,500)
Total Investments Net of TBA Sale Commitments — 103.0%
(Cost: $487,439,200 ) ............................. 451,055,202
Liabilities in Excess of Other Assets — (3.0)% ............ (13,117,887)
Net Assets — 100.0% .............................. $ 437,937,315

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
Affiliate of the Fund.
(m)
Zero-coupon bond.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 46,127,397 $ — $ (1,289,815) $ — $ — $ 44,837,582 44,837,582 $ 74,546 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,980,617 — (2,184,392) (4,578) (515) 6,791,132 6,792,490 20,478
(b)
—
BlackRock Allocation Target
Shares- BATS Series A
(c)
.... 31,424,619 — (30,479,991) (1,059,012) 114,384 — — 177,060 —
iShares MSCI China A ETF .... — 1,331,211 — — 51,183 1,382,394 36,331 2,380 —
iShares MSCI India ETF ...... — 3,054,962 — — (435,361) 2,619,601 66,538 — —
iShares MSCI Taiwan ETF ..... — 5,027,446 (189,820) (19,334) (746,070) 4,072,222 80,766 — —
$ (1,082,924) $ (1,016,379) $ 59,702,931 $ 274,464 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 27 07/15/22 $ 2,283 $ (29,226)
TOPIX Index ............................................................. 95 09/08/22 13,099 (546,835)
FTSE 100 Index .......................................................... 51 09/16/22 4,432 (75,737)
FTSE/MIB Index .......................................................... 19 09/16/22 2,116 (61,679)
MSCI EAFE Index ......................................................... 29 09/16/22 2,692 (79,119)
MSCI Emerging Markets Index ................................................. 7 09/16/22 351 (484)
S&P 500 E-Mini Index ...................................................... 23 09/16/22 3,954 (55,279)
U.S. Treasury 10 Year Note ................................................... 47 09/21/22 5,561 (19,015)
U.S. Treasury 5 Year Note .................................................... 66 09/30/22 7,399 (77,628)
(945,002)
Short Contracts
S&P 500 E-Mini Index ...................................................... 22 09/16/22 4,168 250,703
U.S. Treasury 10 Year Note ................................................... 11 09/21/22 1,302 (8,031)
U.S. Treasury 10 Year Ultra Note ............................................... 8 09/21/22 1,016 21,862
U.S. Treasury Ultra Bond .................................................... 49 09/21/22 7,505 177,861
U.S. Treasury 2 Year Note .................................................... 22 09/30/22 4,616 (12,995)
U.S. Treasury 5 Year Note .................................................... 312 09/30/22 34,978 298,727
728,127
$ (216,875)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 121,807 EUR 113,000 Canadian Imperial Bank of Commerce 09/21/22 $ 2,708
USD 123,981 GBP 99,100 Deutsche Bank AG 09/21/22 3,161
USD 123,752 JPY 16,110,000 Toronto Dominion Bank 09/21/22 4,343
$ 10,212
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ................... 5.00 % Quarterly 06/20/27 USD 8,118 $ 225,727 $ 43,198 $ 182,529
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR plus 0.09% Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/11/23 USD 25,091 $ (3,614,067) $ — $ (3,614,067)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 43,198 $ — $ 182,529 $ —
OTC Swaps ................................................................... — — — (3,614,067)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 250,703 $ — $ 498,450 $ — $ 749,153
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 10,212 — — 10,212
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 182,529 — — — — 182,529
$ — $ 182,529 $ 250,703 $ 10,212 $ 498,450 $ — $ 941,894
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 848,359 — 117,669 — 966,028
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 3,614,067 — — — 3,614,067
$ — $ — $ 4,462,426 $ — $ 117,669 $ — $ 4,580,095
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (935,330) $ — $ 53,566 $ — $ (881,764)
Forward foreign currency exchange contracts .... — — — 34,325 — — 34,325
Options purchased
(a)
.................... — — — (120,940) 74,257 — (46,683)
Options written ........................ — — — 57,842 (89,863) — (32,021)
Swaps .............................. — 232,029 — — (145,378) (593,920) (507,269)
$ — $ 232,029 $ (935,330) $ (28,773) $ (107,418) $ (593,920) $ (1,433,412)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (862,116) $ — $ 354,651 $ — $ (507,465)
Forward foreign currency exchange contracts .... — — — (18,237) — — (18,237)
Options purchased
(b)
.................... — — — 7,052 1,582 — 8,634
Options written ........................ — — — 19,670 (4,541) — 15,129
Swaps .............................. — 185,688 (3,614,067) — (32,079) 128,619 (3,331,839)
$ — $ 185,688 $ (4,476,183) $ 8,485 $ 319,613 $ 128,619 $ (3,833,778)

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 55,459,599
Average notional value of contracts — short ................................................................................. $ 34,498,366
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,353,611
Average amounts sold — in USD ........................................................................................ $ 1,153,352
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average value of option contracts written ................................................................................... $ —
(a)
Average notional value of swaption contracts purchased $ —
(a)
Average notional value of swaption contracts written $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 4,100,000
Average notional value — sell protection ................................................................................... $ 5,612,500
Total return swaps
Average notional value ............................................................................................... $ 12,545,440
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 173,201 $ 702,613
Forward foreign currency exchange contracts ................................................................. 10,212 —
Swaps — centrally cleared .............................................................................. 33,635 —
Swaps — OTC
(a)
.................................................................................... — 3,614,067
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 217,048 $ 4,316,680
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(206,836) (702,613)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,212 $ 3,614,067
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Canadian Imperial Bank of Commerce .................. $ 2,708 $ — $ — $ — $ 2,708
Deutsche Bank AG ............................... 3,161 — — — 3,161
Toronto Dominion Bank ............................ 4,343 — — — 4,343
$ 10,212 $ — $ — $ — $ 10,212
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(b)(d)
BNP Paribas SA ................................. $ 3,614,067 $ — $ — $ (1,460,000) $ 2,154,067

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,079,633 $ — $ 1,079,633
Common Stocks
Aerospace & Defense .................................... 1,795,029 770,339 — 2,565,368
Air Freight & Logistics .................................... 197,771 — — 197,771
Airlines .............................................. 309,087 — — 309,087
Auto Components ...................................... — 390,205 — 390,205
Automobiles .......................................... 2,488,418 2,563,756 — 5,052,174
Banks ............................................... 8,673,136 5,275,211 — 13,948,347
Beverages ........................................... 5,000,265 2,193,730 — 7,193,995
Biotechnology ......................................... 2,797,086 834,299 — 3,631,385
Building Products ....................................... 143,344 158,733 — 302,077
Capital Markets ........................................ 1,864,129 2,933,052 — 4,797,181
Chemicals ............................................ 1,502,857 2,314,892 — 3,817,749
Communications Equipment ................................ 423,775 194,870 — 618,645
Construction & Engineering ................................ 68,608 985,073 — 1,053,681
Construction Materials .................................... — 51,317 — 51,317
Consumer Finance ...................................... 2,824,091 7,553 — 2,831,644
Distributors ........................................... — 46,876 — 46,876
Diversified Consumer Services .............................. 168,524 6,473 — 174,997
Diversified Financial Services ............................... 2,487,419 466,448 — 2,953,867
Diversified Telecommunication Services ........................ 2,051,233 74,766 — 2,125,999
Electric Utilities ........................................ 2,457,533 1,393,111 — 3,850,644
Electrical Equipment ..................................... 74,460 405,787 — 480,247
Electronic Equipment, Instruments & Components ................. 1,140,617 914,059 — 2,054,676
Energy Equipment & Services .............................. 515,945 — — 515,945
Entertainment ......................................... — 224,943 — 224,943
Equity Real Estate Investment Trusts (REITs) .................... 3,287,400 998,432 — 4,285,832
Food & Staples Retailing .................................. 2,005,439 383,005 — 2,388,444
Food Products ......................................... 1,340,999 2,370,690 — 3,711,689
Health Care Equipment & Supplies ........................... 3,824,124 438,452 — 4,262,576
Health Care Providers & Services ............................ 5,883,525 28,034 — 5,911,559
Hotels, Restaurants & Leisure .............................. 1,906,419 1,143,871 — 3,050,290
Household Durables ..................................... 1,205,919 132,360 — 1,338,279
Household Products ..................................... 1,982,174 486,580 — 2,468,754
Independent Power and Renewable Electricity Producers ............ 91,961 153,419 — 245,380
Industrial Conglomerates .................................. 1,760,616 1,223,171 — 2,983,787
Insurance ............................................ 5,782,672 3,656,030 — 9,438,702
Interactive Media & Services ............................... 7,742,618 2,569,997 — 10,312,615
Internet & Direct Marketing Retail ............................ 2,912,033 1,324,331 — 4,236,364
IT Services ........................................... 6,815,341 966,246 — 7,781,587
Leisure Products ....................................... — 122,368 — 122,368
Life Sciences Tools & Services .............................. 3,441,153 368,541 — 3,809,694
Machinery ............................................ 50,939 1,443,933 — 1,494,872
Marine .............................................. 16,271 322,025 — 338,296
Media ............................................... 3,862,478 20,756 — 3,883,234
Metals & Mining ........................................ 1,969,548 2,164,580 — 4,134,128
Multiline Retail ......................................... 503,397 32,995 — 536,392
Multi-Utilities .......................................... 124,705 1,257,161 — 1,381,866
Oil, Gas & Consumable Fuels ............................... 8,167,604 2,221,298 — 10,388,902

BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Paper & Forest Products .................................. $ 36,755 $ — $ — $ 36,755
Personal Products ...................................... 244,229 2,062,579 — 2,306,808
Pharmaceuticals ....................................... 10,372,593 3,752,472 — 14,125,065
Professional Services .................................... 1,591,057 2,975,102 — 4,566,159
Real Estate Management & Development ....................... 72,742 947,300 — 1,020,042
Road & Rail ........................................... 1,606,938 — — 1,606,938
Semiconductors & Semiconductor Equipment .................... 6,951,985 2,433,787 — 9,385,772
Software ............................................. 14,697,909 969,203 — 15,667,112
Specialty Retail ........................................ 4,320,444 53,175 — 4,373,619
Technology Hardware, Storage & Peripherals .................... 12,561,274 715,278 — 13,276,552
Textiles, Apparel & Luxury Goods ............................ 51,048 3,185,997 — 3,237,045
Thrifts & Mortgage Finance ................................ 12,812 — — 12,812
Trading Companies & Distributors ............................ 525,732 2,237,751 — 2,763,483
Transportation Infrastructure ............................... 5,692 9,665 — 15,357
Water Utilities ......................................... — 364,909 — 364,909
Wireless Telecommunication Services ......................... — 705,936 — 705,936
Corporate Bonds
Air Freight & Logistics .................................... — 416,301 — 416,301
Airlines .............................................. — 209,957 — 209,957
Automobiles .......................................... — 472,019 — 472,019
Banks ............................................... — 14,181,559 1,000 14,182,559
Beverages ........................................... — 2,023,661 — 2,023,661
Biotechnology ......................................... — 2,572,666 — 2,572,666
Building Products ....................................... — 1,136,464 — 1,136,464
Capital Markets ........................................ — 10,037,813 — 10,037,813
Chemicals ............................................ — 329,090 — 329,090
Commercial Services & Supplies ............................. — 1,114,261 — 1,114,261
Communications Equipment ................................ — 448,978 — 448,978
Consumer Finance ...................................... — 1,015,248 — 1,015,248
Distributors ........................................... — 141,325 — 141,325
Diversified Financial Services ............................... — 1,005,596 — 1,005,596
Diversified Telecommunication Services ........................ — 2,929,847 — 2,929,847
Electric Utilities ........................................ — 2,192,262 — 2,192,262
Electronic Equipment, Instruments & Components ................. — 1,329,376 — 1,329,376
Energy Equipment & Services .............................. — 394,063 — 394,063
Entertainment ......................................... — 354,336 — 354,336
Equity Real Estate Investment Trusts (REITs) .................... — 8,886,262 — 8,886,262
Food Products ......................................... — 2,540,967 — 2,540,967
Gas Utilities ........................................... — 145,184 — 145,184
Health Care Equipment & Supplies ........................... — 187,150 — 187,150
Health Care Providers & Services ............................ — 2,289,602 — 2,289,602
Hotels, Restaurants & Leisure .............................. — 868,691 — 868,691
Industrial Conglomerates .................................. — 382,451 — 382,451
Insurance ............................................ — 4,163,478 — 4,163,478
Internet & Direct Marketing Retail ............................ — 228,890 — 228,890
IT Services ........................................... — 2,589,135 — 2,589,135
Life Sciences Tools & Services .............................. — 1,428,605 — 1,428,605
Machinery ............................................ — 1,360,789 — 1,360,789
Media ............................................... — 701,124 — 701,124
Metals & Mining ........................................ — 814,193 — 814,193
Multi-Utilities .......................................... — 747,207 — 747,207
Oil, Gas & Consumable Fuels ............................... — 3,739,774 — 3,739,774
Paper & Forest Products .................................. — 447,352 — 447,352
Pharmaceuticals ....................................... — 2,882,991 — 2,882,991
Professional Services .................................... — 1,668,421 — 1,668,421
Real Estate Management & Development ....................... — 619,112 — 619,112
Road & Rail ........................................... — 130,067 — 130,067
Semiconductors & Semiconductor Equipment .................... — 2,328,116 — 2,328,116
Software ............................................. — 4,109,562 — 4,109,562
Specialty Retail ........................................ — 1,433,412 — 1,433,412
Technology Hardware, Storage & Peripherals .................... — 2,317,012 — 2,317,012
Thrifts & Mortgage Finance ................................ — 238,577 — 238,577
Trading Companies & Distributors ............................ — 489,832 — 489,832
Wireless Telecommunication Services ......................... — 128,017 — 128,017
Floating Rate Loan Interests ................................. — — 770 770
Investment Companies .................................... 8,074,217 — — 8,074,217

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Non-Agency Mortgage-Backed Securities ........................ $ — $ 926,219 $ — $ 926,219
Other Interests .......................................... — — — —
Preferred Stocks
Automobiles .......................................... — 562,390 — 562,390
Banks ............................................... 666,079 — — 666,079
Biotechnology ......................................... — 6,431 — 6,431
Chemicals ............................................ 492,188 — — 492,188
Health Care Equipment & Supplies ........................... — 251,995 — 251,995
U.S. Government Sponsored Agency Securities .................... — 34,578,444 — 34,578,444
U.S. Treasury Obligations ................................... — 42,098,033 — 42,098,033
Short-Term Securities
Money Market Funds ...................................... 44,837,582 — — 44,837,582
Liabilities
Investments
TBA Sale Commitments .................................... — (640,500) — (640,500)
$ 208,781,938 $ 235,480,362 $ 1,770 $ 444,264,070
Investments valued at NAV
(a)
...................................... 6,791,132
$ —
$ 451,055,202
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 182,529 $ — $ 182,529
Equity contracts ........................................... 250,703 — — 250,703
Foreign currency exchange contracts ............................ — 10,212 — 10,212
Interest rate contracts ....................................... 498,450 — — 498,450
Liabilities
Equity contracts ........................................... (134,882) (4,327,544) — (4,462,426)
Interest rate contracts ....................................... (117,669) — — (117,669)
$ 496,602 $ (4,134,803) $ — $ (3,638,201)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 2.61%, 08/15/30 ............ USD 500 $ 493,333
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 2.09%,
04/20/31 ...................... 396 388,315
Total Asset-Backed Securities — 2.3%
(Cost: $895,847) ................................ 881,648
Foreign Government Obligations
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(c)(d)
... RUB 982 1,518
Total Foreign Government Obligations — 0.0%
(Cost: $10,382) ................................ 1,518
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 9.4%
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 2.47%, 10/15/35
(a)(b)
USD 128 124,280
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 2.37%, 09/15/38
(a)(b)
131 125,220
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 2.77%, 10/15/36
(a)
.. 255 246,662
Series 2020-VIV4, Class A, 2.84%, 03/09/44 160 137,205
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 2.24%, 12/15/38
(a)
.. 133 128,992
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 275 245,702
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 2.52%, 01/15/34
(a)
.. 30 28,358
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 2.60%, 06/15/36
(a)
.. 50 48,180
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 140 125,053
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.31%, 12/10/49
(a)
... 50 46,622
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 19 18,385
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 350 337,210
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
..................... 98 90,268
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 42 41,138
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 134 124,740
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 2.48%,
11/15/38
(a)(b)
.................... 146 141,675
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 2.12%, 02/15/38
(a)(b)
......... 100 96,803
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 2.36%,
12/15/36
(a)(b)
.................... 90 87,510
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 3.32%, 11/15/37 ... 170 168,292
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 2.21%, 11/15/36 ... USD 154 $ 147,923
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 12/15/36 ... 126 121,027
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 101 86,457
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 2.69%, 10/15/33 ... 100 96,861
Series 2022-ACB, Class A, (SOFR30A +
1.40%), 2.18%, 03/15/39 ......... 80 78,594
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 2.27%,
11/15/38
(a)(b)
.................... 136 130,023
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 34 33,306
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 2.22%, 07/15/35
(b)
.. 130 125,917
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 2.68%,
03/15/39
(a)(b)
.................... 220 216,051
Park Avenue Mortgage Trust, Series 2017-
280P, Class A, (LIBOR USD 1 Month +
0.88%), 2.07%, 09/15/34
(a)(b)
......... 121 118,673
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 2.52%, 05/15/31
(a)(b)
... 140 133,691
3,650,818
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.85%,
10/15/54
(b)
..................... 110 5,049
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.74%, 10/15/53 .......... 1,014 87,103
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.72%, 06/15/52 .. 1,530 125,665
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.62%, 10/15/52 ...... 977 75,735
293,552
Total Non-Agency Mortgage-Backed Securities — 10.1%
(Cost: $4,209,831) .............................. 3,944,370
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(d)(f)
...... 1,394 —
Total Other Interests — 0.0%
(Cost: $4) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 417,855

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41
(f)
.... USD 73 $ 74,092
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.76%, 07/20/39
(a)
............. 53 57,809
131,901
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 88 17,897
Series 2020-32, Class PI, 4.00%, 05/25/50 100 20,227
Government National Mortgage Association
Series 2020-115, Class IM,
3.50%, 08/20/50
(f)
.............. 126 21,503
Series 2020-146, Class DI,
2.50%, 10/20/50
(f)
.............. 148 19,537
Series 2020-162, Class TI, 2.50%, 10/20/50 299 38,919
Series 2020-175, Class DI,
2.50%, 11/20/50
(f)
.............. 80 10,629
Series 2020-185, Class MI, 2.50%, 12/20/50 168 23,628
152,340
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 1.02%, 06/25/29 . 182 9,277
Series K105, Class X1, 1.64%, 01/25/30 . 551 50,502
Series K109, Class X1, 1.70%, 04/25/30 . 123 11,903
Series K113, Class X1, 1.49%, 06/25/30 . 200 17,369
Series K115, Class X1, 1.43%, 06/25/30 . 256 21,633
Series K116, Class X1, 1.53%, 07/25/30 . 100 8,908
Series K119, Class X1, 1.03%, 09/25/30 . 149 9,091
Series K120, Class X1, 1.13%, 10/25/30 . 735 48,835
Series K122, Class X1, 0.97%, 11/25/30 . 219 12,720
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 223 34,273
Government National Mortgage Association
Variable Rate Notes
Series 2002-83, 0.00%, 10/16/42
(f)
..... 203 —
Series 2003-17, 0.00%, 03/16/43
(f)
..... 180 —
Series 2003-109, 0.00%, 11/16/43 ..... 313 12
Series 2016-22, 0.72%, 11/16/55 ...... 1,111 30,332
Series 2016-151, 0.89%, 06/16/58 ..... 423 18,302
Series 2017-30, 0.58%, 08/16/58 ...... 205 6,304
Series 2017-61, 0.77%, 05/16/59 ...... 173 7,537
286,998
Mortgage-Backed Securities — 58.9%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 89 87,296
3.00%, 09/01/27 - 12/01/46 .......... 151 146,968
3.50%, 04/01/31 - 01/01/48 .......... 205 204,057
4.00%, 08/01/40 - 12/01/45 .......... 28 28,614
4.50%, 02/01/39 - 07/01/47 .......... 96 98,932
5.00%, 11/01/41 ................. 41 43,166
5.50%, 06/01/41 ................. 48 51,626
8.00%, 03/01/30 - 06/01/31 .......... 7 7,267
Federal National Mortgage Association
3.50%, 11/01/46 ................. 84 81,817
4.00%, 01/01/41 ................. 2 2,392
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 723 645,562
2.00%, 07/15/52
(g)
................ 228 201,995
2.50%, 10/20/51 - 12/20/51 .......... 504 462,792
2.50%, 07/15/52
(g)
................ 516 472,140
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 02/15/45 - 12/20/51 .......... USD 564 $ 533,589
3.00%, 07/15/52
(g)
................ 500 471,289
3.50%, 01/15/42 - 04/20/48 .......... 557 549,159
3.50%, 07/15/52 - 08/15/52
(g)
......... 1,048 1,017,049
4.00%, 10/20/40 - 06/20/50 .......... 995 1,001,324
4.50%, 12/20/39 - 08/20/50 .......... 373 387,986
5.00%, 07/15/39 - 07/20/44 .......... 31 32,411
Uniform Mortgage-Backed Securities
1.50%, 07/25/37 - 07/25/52
(g)
......... 509 443,124
1.50%, 11/01/41 - 12/01/41 .......... 611 523,557
2.00%, 10/01/31 - 03/01/52 .......... 4,451 3,891,773
2.00%, 07/25/37 - 07/25/52
(g)
......... 1,445 1,292,268
2.50%, 04/01/30 - 03/01/52 .......... 3,457 3,161,736
2.50%, 07/25/52
(g)
................ 482 433,116
3.00%, 04/01/29 - 03/01/52 .......... 2,011 1,918,013
3.00%, 07/25/37 - 07/25/52
(g)
......... 664 618,706
3.50%, 08/01/30 - 01/01/51 .......... 1,044 1,020,111
3.50%, 07/25/52 - 08/25/52
(g)
......... 213 205,154
4.00%, 09/01/33 - 10/01/51 .......... 1,011 1,014,432
4.00%, 07/25/52 - 08/25/52
(g)
......... 864 851,318
4.50%, 06/01/26 - 07/01/48 .......... 320 328,385
4.50%, 08/25/52
(g)
................ 135 135,195
5.00%, 02/01/35 - 12/01/43 .......... 99 103,430
5.00%, 07/25/52
(g)
................ 106 108,186
5.50%, 09/01/36 - 09/01/39 .......... 133 142,399
6.00%, 04/01/35 - 09/01/40 .......... 103 112,374
6.50%, 05/01/40 ................. 21 23,029
22,853,737
Total U.S. Government Sponsored Agency Securities — 61.5%
(Cost: $24,724,083) .............................. 23,842,831
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 160 182,756
4.50%, 08/15/39 ................. 160 188,112
4.38%, 11/15/39 ................. 160 184,838
3.13%, 02/15/43 ................. 610 579,571
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,094,158
3.63%, 08/15/43 ................. 610 626,060
3.75%, 11/15/43 ................. 610 638,093
3.00%, 02/15/48 ................. 590 555,891
2.25%, 08/15/49 ................. 727 596,509
1.63%, 11/15/50 ................. 105 73,849
U.S. Treasury Inflation Linked Notes,
0.13%, 04/15/27
(a)
................ 823 810,553
U.S. Treasury Notes
2.13%, 12/31/22 - 05/15/25 .......... 2,470 2,435,916
2.75%, 05/31/23 ................. 780 778,964
2.00%, 02/15/25 ................. 1,470 1,432,274
1.50%, 08/15/26 ................. 1,700 1,596,539
2.25%, 08/15/27 ................. 1,180 1,133,399
2.88%, 08/15/28 ................. 350 345,734
3.13%, 11/15/28 ................. 350 350,725
1.63%, 08/15/29 ................. 125 113,809
Total U.S. Treasury Obligations — 35.4%
(Cost: $14,583,196) .............................. 13,717,750
Total Long-Term Investments — 109.3%
(Cost: $44,423,343) .............................. 42,388,117

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(h)( i )
................. 462,115 $ 462,115
Total Money Market Funds — 1.2%
(Cost: $462,115) ................................ 462,115
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 9.8%
Federal Home Loan Bank Discount Notes,
1.60%, 08/19/22
(j)
............... USD 3,800 3,791,190
Total U.S. Government Sponsored Agency Securities — 9.8%
(Cost: $3,791,724) .............................. 3,791,190
Total Short-Term Securities — 11.0%
(Cost: $4,253,839) .............................. 4,253,305
Total Options Purchased — 0.0%
(Cost: $10,804) ................................ 7,543
Total Investments Before Options Written and TBA Sale
Commitments — 120.3%
(Cost: $48,687,986 ) .............................. 46,648,965
Total Options Written — (0.6)%
(Premium Received — $(203,252)) ................... (248,821)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(g)
Mortgage-Backed Securities — (14.3)%
Government National Mortgage Association
2.50% ,  07/15/52 ................. USD (25) $ (22,875)
3.00% ,  07/15/52 ................. (412) (388,248)
3.50% ,  07/15/52 ................. (274) (266,208)
4.00% ,  07/15/52 ................. (51) (50,776)
Uniform Mortgage-Backed Securities
1.50% ,  07/25/37 - 07/25/52 .......... (55) (48,422)
2.50% ,  07/25/37 - 08/25/52 .......... (1,088) (979,305)
3.00% ,  07/25/37 - 08/25/52 .......... (737) (693,241)
3.50% ,  07/25/37 - 08/25/52 .......... (206) (198,918)
2.00% ,  07/25/52 - 08/25/52 .......... (1,274) (1,105,394)
4.00% ,  07/25/52 - 08/25/52 .......... (1,339) (1,318,770)
4.50% ,  07/25/52 - 08/25/52 .......... (347) (347,600)
5.00% ,  07/25/52 ................. (115) (117,372)
Total TBA Sale Commitments — (14.3)%
(Proceeds: $(5,493,612)) .......................... (5,537,129)
Total Investments Net of Options Written and TBA Sale
Commitments — 105.4%
(Cost: $42,991,122 ) .............................. 40,863,015
Liabilities in Excess of Other Assets — (5.4)% ............ (2,084,852)
Net Assets — 100.0% .............................. $ 38,778,163
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Represents or includes a TBA transaction.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.
(j)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 9,926,837 $ — $ (9,464,722) $ — $ — $ 462,115 462,115 $ 4,713 $ —
— —
(a)
Represents net amount purchased (sold).

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4 09/08/22 $ 624 $ 21,848
U.S. Treasury 10 Year Note ................................................... 5 09/21/22 592 4,852
U.S. Treasury 10 Year Ultra Note ............................................... 5 09/21/22 635 (5,360)
U.S. Treasury Ultra Bond .................................................... 2 09/21/22 306 9,091
U.S. Treasury 2 Year Note .................................................... 4 09/30/22 839 1,307
U.S. Treasury 5 Year Note .................................................... 11 09/30/22 1,233 5,465
37,203
Short Contracts
Euro-BTP ............................................................... 8 09/08/22 1,032 (38,025)
U.S. Treasury Long Bond .................................................... 5 09/21/22 690 4,019
3 Month SOFR ........................................................... 18 09/19/23 4,354 (2,963)
(36,969)
$ 234
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 10,000 USD 6,874 Deutsche Bank AG 07/20/22 $ 29
USD 10,000 ZAR 161,031 BNP Paribas SA 07/20/22 117
MXN 60,000 USD 2,871 Morgan Stanley & Co. International plc 08/24/22 84
USD 4,600 MXN 93,000 JPMorgan Chase Bank NA 08/24/22 19
EUR 191,000 GBP 163,143 Deutsche Bank AG 09/21/22 2,408
USD 18,767 CAD 24,000 JPMorgan Chase Bank NA 09/21/22 119
USD 203,306 EUR 191,000 JPMorgan Chase Bank NA 09/21/22 1,998
4,774
JPY 1,347,043 USD 10,000 Bank of New York Mellon 07/20/22 (63)
USD 10,445 EUR 10,000 HSBC Bank plc 07/20/22 (45)
USD 10,000 JPY 1,360,027 Standard Chartered Bank 07/20/22 (33)
MXN 93,000 USD 4,686 Citibank NA 08/24/22 (105)
(246)
$ 4,528
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Citibank NA 08/01/22 JPY 124.00 USD 526 $ 548
USD Currency ........................... JP Morgan Chase Bank NA 08/05/22 JPY 127.00 USD 405 1,028
USD Currency ........................... Citibank NA 08/22/22 JPY 130.00 USD 363 2,569
USD Currency ........................... JP Morgan Chase Bank NA 09/08/22 JPY 126.50 USD 339 1,785
USD Currency ........................... Morgan Stanley & Co. International plc 09/12/22 JPY 126.50 USD 287 1,613
$ —
$ 7,543
$ —

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Citibank NA 08/01/22 JPY 124.00 USD 526 $ (548)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.46% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/15/22 2.46 % USD 1,700 $ (1,366)
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 USD 1,400 (51)
2-Year Interest Rate Swap
(a)
. 2.42% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/22/22 2.42 USD 1,800 (1,584)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 1,400 (62)
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 1,000 (1,455)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 300 (2,873)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 200 (4,743)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (15,307)
10-Year Interest Rate Swap
(a)
2.91% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/06/25 2.91 USD 23 (1,266)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/09/25 2.86 USD 19 (1,003)
10-Year Interest Rate Swap
(a)
2.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/12/25 2.90 USD 20 (1,083)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual Bank of America NA 06/16/25 3.09 USD 62 (3,929)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.15 USD 30 (1,980)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.16 USD 30 (1,995)
10-Year Interest Rate Swap
(a)
2.93% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/17/25 2.93 USD 13 (727)
(39,424)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 07/19/22 3.02 USD 400 (1,368)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.35% Semi-Annual Barclays Bank plc 08/05/22 3.35 USD 1,500 (2,882)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.22% Semi-Annual Deutsche Bank AG 08/09/22 3.22 USD 1,500 (4,406)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 1,400 (23,910)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 1,400 (31,010)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 1,000 (98,568)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 300 (21,385)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 200 (8,615)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (7,456)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.91% Semi-Annual
Goldman Sachs
International 06/06/25 2.91 USD 23 (1,177)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Barclays Bank plc 06/09/25 2.86 USD 19 (1,006)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual Bank of America NA 06/12/25 2.90 USD 20 (1,029)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual Bank of America NA 06/16/25 3.09 USD 62 (2,815)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 06/16/25 3.15 USD 30 (1,290)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 06/16/25 3.16 USD 30 (1,281)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.93% Semi-Annual
Goldman Sachs
International 06/17/25 2.93 USD 13 (651)
(208,849)
$ (248,273)
(a)
Forward settling swaption.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.15% Annual 3 month WIBOR Quarterly 04/11/24 PLN 70 $ 245 $ — $ 245
3.13% Annual 1 day SOFR Annual 06/14/24 USD 700 (2,313) — (2,313)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 400 37,398 — 37,398
6 month EURIBOR Semi-Annual 1.52% Annual 02/15/31 EUR 15 (667) — (667)
6 month EURIBOR Semi-Annual 1.52% Annual 02/15/31 EUR 20 (892) — (892)
6 month EURIBOR Semi-Annual 1.54% Annual 02/15/31 EUR 67 (2,899) — (2,899)
6 month EURIBOR Semi-Annual 1.55% Annual 02/15/31 EUR 34 (1,424) — (1,424)
6 month EURIBOR Semi-Annual 1.55% Annual 02/15/31 EUR 15 (625) — (625)
6 month EURIBOR Semi-Annual 1.56% Annual 02/15/31 EUR 67 (2,777) — (2,777)
6 month EURIBOR Semi-Annual 1.57% Annual 02/15/31 EUR 67 (2,727) — (2,727)
6 month EURIBOR Semi-Annual 1.59% Annual 02/15/31 EUR 33 (1,296) — (1,296)
6 month EURIBOR Semi-Annual 1.64% Annual 02/15/31 EUR 10 (340) — (340)
6 month EURIBOR Semi-Annual 1.65% Annual 02/15/31 EUR 10 (338) — (338)
6 month EURIBOR Semi-Annual 1.65% Annual 02/15/31 EUR 20 (682) — (682)
6 month EURIBOR Semi-Annual 1.69% Annual 02/15/31 EUR 10 (312) — (312)
6 month EURIBOR Semi-Annual 1.82% Annual 02/15/31 EUR 54 (1,059) — (1,059)
28 day MXIBTIIE Monthly 7.60% Monthly 01/01/32 MXN 259 (1,074) — (1,074)
28 day MXIBTIIE Monthly 7.57% Monthly 01/12/32 MXN 98 (416) — (416)
28 day MXIBTIIE Monthly 7.53% Monthly 01/23/32 MXN 173 (756) — (756)
3 month LIBOR Quarterly 1.75% Semi-Annual 03/04/32 USD 200 (21,187) — (21,187)
28 day MXIBTIIE Monthly 8.29% Monthly 03/17/32 MXN 150 (289) — (289)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 200 10,044 — 10,044
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 10,934 1,266 — 1,266
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 10,886 1,299 — 1,299
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 10,976 1,284 — 1,284
0.31% Annual 1 day TONAR Annual 04/07/32 JPY 10,762 1,222 — 1,222
0.31% Annual 1 day TONAR Annual 04/07/32 JPY 9,543 1,085 — 1,085
28 day MXIBTIIE Monthly 8.96% Monthly 04/21/32 MXN 111 23 — 23
0.39% Annual 1 day TONAR Annual 05/02/32 JPY 6,592 365 — 365
0.40% Annual 1 day TONAR Annual 05/02/32 JPY 6,592 353 — 353
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 14,303 590 — 590
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 12,684 560 — 560
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 26,611 1,082 — 1,082
2.99% Annual 1 day SOFR Annual 06/22/32 USD 100 (1,781) — (1,781)
0.86% Annual 1 day TONAR Annual 05/09/52 JPY 4,304 1,373 — 1,373
0.86% Annual 1 day TONAR Annual 05/09/52 JPY 4,347 1,438 — 1,438
1.95% Annual 1 day SOFR Annual 05/12/52 USD 390 1,710 — 1,710
1.97% Annual 1 day SOFR Annual 05/12/52 USD 390 1,480 — 1,480
2.09% Annual 1 day SOFR Annual 05/12/52 USD 385 (1,058) — (1,058)
1.94% Annual 1 day SOFR Annual 05/23/52 USD 395 1,959 — 1,959
1.96% Annual 1 day SOFR Annual 05/23/52 USD 395 1,554 — 1,554
0.81% Annual 1 day TONAR Annual 05/30/52 JPY 2,429 1,021 — 1,021
0.82% Annual 1 day TONAR Annual 05/30/52 JPY 2,429 988 — 988
0.83% Annual 1 day TONAR Annual 05/30/52 JPY 2,429 936 — 936
0.87% Annual 1 day TONAR Annual 05/30/52 JPY 2,429 759 — 759
1 day SOFR Annual 2.08% Annual 05/30/52 USD 380 775 — 775
1.31% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 66 (316) — (316)
1.44% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 29 (381) (2) (379)
1.45% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 30 (413) (11) (402)
1.46% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 31 (446) 3 (449)
1.48% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 30 (470) (4) (466)
1.49% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 29 (473) (3) (470)
$ 23,398 $ (17) $ 23,415

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 12.03% At Termination BNP Paribas SA 01/02/25 BRL 44 $ (133) $ — $ (133)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 3 $ (20) $ 70,809 $ (47,394) $ 23,398
OTC Swaps ..................................................... — — — (133) (133)
Options Written ................................................... N/A N/A 114,579 (160,148) (248,821)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 46,582 $ — $ 46,582
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4,774 — — 4,774
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 7,543 — — 7,543
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 70,809 — 70,809
$ — $ — $ — $ 12,317 $ 117,391 $ — $ 129,708
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 46,348 — 46,348
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 246 — — 246
Options written
(c)
Options written at value ..................... — — — 548 248,273 — 248,821
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 47,394 — 47,394
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 133 — 133
$ — $ — $ — $ 794 $ 342,148 $ — $ 342,942
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
(c)
Includes forward settling swaptions.
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (140,081) $ — $ (140,081)
Forward foreign currency exchange contracts .... — — — (8,372) — — (8,372)
Options purchased
(a)
.................... — — — (8,235) 41,977 — 33,742
Options written ........................ — — — — 68,805 — 68,805
Swaps .............................. — 370 — — (134,728) (121,233) (255,591)
$ — $ 370 $ — $ (16,607) $ (164,027) $ (121,233) $ (301,497)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 12,807 $ — $ 12,807
Forward foreign currency exchange contracts .... — — — 798 — — 798
Options purchased
(b)
.................... — — — (1,202) 1,384 — 182
Options written ........................ — — — 131 (86,808) — (86,677)
Swaps .............................. — — — — 24,336 30,474 54,810
$ — $ — $ — $ (273) $ (48,281) $ 30,474 $ (18,080)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,125,213
Average notional value of contracts — short ................................................................................. $ 4,133,134
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 263,726
Average amounts sold — in USD ........................................................................................ $ 29,486
Options
Average value of option contracts purchased ................................................................................ $ 5,897
Average value of option contracts written ................................................................................... $ 274
Average notional value of swaption contracts purchased ......................................................................... $ 4,570,000
Average notional value of swaption contracts written ........................................................................... $ 18,517,741
Credit default swaps
Average notional value — buy protection ................................................................................... $ 5,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 3,192,581
Average notional value — receives fixed rate ................................................................................ $ 16,826,173
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 803,350
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 37,586 $ 28,244
Forward foreign currency exchange contracts ................................................................. 4,774 246
Options
(a)
......................................................................................... 7,543 248,821
Swaps — centrally cleared .............................................................................. — 8,009
Swaps — OTC
(b)
.................................................................................... — 133
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 49,903 $ 285,453
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(37,586) (36,253)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 12,317 $ 249,200
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
BNP Paribas SA ................................. $ 117 $ (117) $ — $ — $ —
Citibank NA .................................... 3,117 (653) — — 2,464
Deutsche Bank AG ............................... 2,437 (2,437) — — —
JPMorgan Chase Bank NA .......................... 4,948 — — — 4,948
Morgan Stanley & Co. International plc .................. 1,698 — — — 1,698
$ 12,317 $ (3,207) $ — $ — $ 9,110

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 77,544 $ — $ — $ — $ 77,544
Bank of New York ................................ 63 — — — 63
Barclays Bank plc ................................ 30,218 — — — 30,218
BNP Paribas SA ................................. 133 (117) — — 16
Citibank NA .................................... 653 (653) — — —
Deutsche Bank AG ............................... 136,690 (2,437) — — 134,253
Goldman Sachs International ........................ 3,821 — — — 3,822
HSBC Bank plc .................................. 45 — — — 45
Standard Chartered Bank ........................... 33 — — — 32
$ 249,200 $ (3,207) $ — $ — $ 245,993
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 881,648 $ — $ 881,648
Foreign Government Obligations .............................. — 1,518 — 1,518
Non-Agency Mortgage-Backed Securities ........................ — 3,944,370 — 3,944,370
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 23,717,070 125,761 23,842,831
U.S. Treasury Obligations ................................... — 13,717,750 — 13,717,750
Short-Term Securities
Money Market Funds ...................................... 462,115 — — 462,115
U.S. Government Sponsored Agency Securities .................... — 3,791,190 — 3,791,190
Options Purchased
Foreign currency exchange contracts ........................... — 7,543 — 7,543
Liabilities
Investments
TBA Sale Commitments .................................... — (5,537,129) — (5,537,129)
$ 462,115 $ 40,523,960 $ 125,761 $ 41,111,836
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 4,774 $ — $ 4,774
Interest rate contracts ....................................... 46,582 70,809 — 117,391
Liabilities
Foreign currency exchange contracts ............................ — (794) — (794)
Interest rate contracts ....................................... (46,348) (295,800) — (342,148)
$ 234 $ (221,011) $ — $ (220,777)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 171,626,409 $ 170,687,053 $ 125,646,980 $ 50,239,377
Investments, at value — affiliated
(d)
........................................... 3,815,191 1,912,501 27,816,254 —
Cash   ............................................................... 45,799 13,051 368,107 4,005,214
Cash pledged:
Collateral — exchange-traded options written .................................... — — 60,000 —
Collateral — OTC derivatives .............................................. — — 31,205 —
Futures contracts ...................................................... 96,000 — 839,000 —
Centrally cleared swaps .................................................. — — 604,000 —
Repurchase agreements, at value
(e)
........................................... — — — 42,845,000
Receivables: – – – –
Investments sold ...................................................... 1,710,050 — 858,596 —
Securities lending income — affiliated ........................................ 480 323 875 —
Swaps   ............................................................ — — 3,172 —
Capital shares sold ..................................................... — — 73 157,423
Dividends — affiliated ................................................... 834 1,546 14,264 —
Dividends — unaffiliated ................................................. 132,333 25,634 81,827 —
Interest — unaffiliated ................................................... — — 185,614 39,599
Variation margin on futures contracts ......................................... — — 347,714 —
Swap premiums paid ..................................................... — — 3,927 —
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 494,259 —
OTC swaps .......................................................... — — 80,043 —
Prepaid expenses ....................................................... 1,150 1,244 1,156 1,941
Total assets ...........................................................
177,428,246 172,641,352 157,437,066 97,288,554
LIABILITIES
Investments sold short, at value
(f)
............................................. — — 52,740 —
Cash received:
Collateral — OTC derivatives .............................................. — — 32,205 —
Collateral on securities loaned ............................................... 2,322,455 127,692 1,807,023 —
Options written, at value
(g)
.................................................. — — 960,607 —
Payables: – – – –
Investments purchased .................................................. 1,561,585 — 430,017 —
Swaps   ............................................................ — — 5,008 —
Accounting services fees ................................................. 42,129 43,503 173,997 15,396
Capital shares redeemed ................................................. 2,840 45,273 27,740 318,973
Custodian fees ........................................................ 25,122 11,948 151,926 8,400
Deferred foreign capital gain tax ............................................ — — 14,246 —
Investment advisory fees ................................................. 55,663 55,808 8,503 28,452
Directors' and Officer's fees ............................................... 451 506 862 571
Printing and postage fees ................................................ 13,538 15,097 14,005 12,437
Professional fees ...................................................... 27,149 30,795 47,229 27,111
Registration fees ...................................................... — — — 2,933
Transfer agent fees .................................................... 77,730 87,890 70,231 73,846
Other accrued expenses ................................................. 239 478 35,994 1,555
Variation margin on futures contracts ......................................... 14,099 — 220,562 —
Variation margin on centrally cleared swaps .................................... — — 60,048 —
Swap premiums received .................................................. — — 2,988 —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 368,102 —
OTC swaps .......................................................... — — 133,308 —
Unfunded floating rate loan interests ......................................... — — 3,003 —
Total liabilities ..........................................................
4,143,000 418,990 4,620,344 489,674
NET ASSETS ..........................................................
$ 173,285,246 $ 172,222,362 $ 152,816,722 $ 96,798,880

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 172,914,486 $ 133,711,109 $ 156,605,872 $ 96,797,258
Accumulated earnings (loss) ................................................ 370,760 38,511,253 (3,789,150) 1,622
NET ASSETS ..........................................................
$ 173,285,246 $ 172,222,362 $ 152,816,722 $ 96,798,880
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................... $ 180,217,075 $ 141,837,637 $ 133,618,492 $ 50,239,377
(c)
  Securities loaned, at value ................................................ $ 2,245,629 $ 123,132 $ 1,742,336 $ —
(d)
  Investments, at cost — affiliated ............................................ $ 3,815,373 $ 1,912,501 $ 27,888,206 $ —
(e)
  Repurchase agreements, at cost ........................................... $ — $ — $ — $ 42,845,000
(f)
  Proceeds received from investments sold short , at value ........................... $ — $ — $ 46,124 $ —
(g)
  Premiums received .................................................... $ — $ — $ 908,895 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSET VALUE
Net assets .............................................................
$ 173,285,246 $ 172,222,362 $ 152,816,722 $ 96,798,880
Shares outstanding ......................................................
8,106,144 4,529,401 10,866,220 96,797,264
Net asset value .........................................................
$ 21.38 $ 38.02 $ 14.06 $ 1.00
Shares authorized .......................................................
100 million 100 million 100 million 2 billion
Par value .............................................................
$ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022

Financial Statements
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 18,743,265 $ 391,992,771 $ 46,186,850
Investments, at value — affiliated
(c)
........................................................... 468,508 59,702,931 462,115
Cash   ............................................................................... 821 24,568 8,893
Cash pledged:
Collateral — OTC derivatives .............................................................. — 2,690,000 —
Futures contracts ...................................................................... 6,000 2,427,000 80,000
Centrally cleared swaps .................................................................. 29,000 534,000 116,000
Foreign currency, at value
(d)
................................................................ 1,518 1,758,446 158,112
Receivables: – – –
Investments sold ...................................................................... 388,388 5,611,666 —
Securities lending income — affiliated ........................................................ — 4,897 —
Swaps   ............................................................................ — — 211
TBA sale commitments .................................................................. — 632,844 5,493,612
Capital shares sold ..................................................................... 128 — 91
Dividends — affiliated ................................................................... 440 24,987 906
Dividends — unaffiliated ................................................................. 72 261,187 —
Interest — unaffiliated ................................................................... 333,031 1,201,695 199,544
From the Manager ..................................................................... 8,534 — 590
Due from broker ....................................................................... — 520,000 —
Variation margin on futures contracts ......................................................... — 173,201 37,586
Variation margin on centrally cleared swaps .................................................... — 33,635 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 2,090 10,212 4,774
Prepaid expenses ....................................................................... 1,743 3,064 637
Total assets ...........................................................................
19,983,538 467,607,104 52,749,921
LIABILITIES
Collateral on securities loaned ............................................................... — 6,803,308 —
Options written, at value
(e)
.................................................................. — — 248,821
TBA sale commitments, at value
(f)
............................................................ — 640,500 5,537,129
Payables: – – –
Investments purchased .................................................................. 79,051 17,265,790 7,942,162
Accounting services fees ................................................................. 64,018 103,396 48,257
Capital shares redeemed ................................................................. 257 33,088 688
Custodian fees ........................................................................ 13,704 63,421 12,742
Income dividend distributions .............................................................. 93,876 — 53,054
Interest expense ...................................................................... — 40,786 21,122
Investment advisory fees ................................................................. — 134,725 96
Directors' and Officer's fees ............................................................... 1,467 367 428
Printing and postage fees ................................................................ 12,394 26,859 10,915
Professional fees ...................................................................... 39,559 35,081 37,613
Registration fees ...................................................................... — — 229
Transfer agent fees .................................................................... 9,141 200,937 18,114
Other accrued expenses ................................................................. 793 4,851 3,756
Variation margin on futures contracts ......................................................... 2,437 702,613 28,244
Variation margin on centrally cleared swaps .................................................... 1,198 — 8,009
Swap premiums received .................................................................. 655 — —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 246
OTC swaps .......................................................................... 114 3,614,067 133
Total liabilities ..........................................................................
318,664 29,669,789 13,971,758
NET ASSETS ..........................................................................
$ 19,664,874 $ 437,937,315 $ 38,778,163

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 24,242,352 $ 461,165,747 $ 43,686,741
Accumulated loss ....................................................................... (4,577,478) (23,228,432) (4,908,578)
NET ASSETS ..........................................................................
$ 19,664,874 $ 437,937,315 $ 38,778,163
(a)
  Investments, at cost — unaffiliated .......................................................... $ 21,596,340 $ 427,238,350 $ 48,225,871
(b)
  Securities loaned, at value ................................................................ $ — $ 6,513,321 $ —
(c)
  Investments, at cost — affiliated ............................................................ $ 468,508 $ 60,833,694 $ 462,115
(d)
  Foreign currency, at cost ................................................................. $ 1,493 $ 1,762,953 $ 165,130
(e)
  Premiums received .................................................................... $ — $ — $ 203,252
(f)
  Proceeds from TBA sale commitments ........................................................ $ — $ 632,844 $ 5,493,612

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022

Financial Statements
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced Portfolio
BlackRock U.S.
Government Bond
Portfolio
NET ASSET VALUE
Net as sets ............................................................................
$ 19,664,874 $ 437,937,315 $ 38,778,163
Shares outstanding .....................................................................
4,181,480 31,440,998 3,834,962
Net asset value ........................................................................
$ 4.70 $ 13.93 $ 10.11
Shares authorized ......................................................................
100 million 300 million 100 million
Par value ............................................................................
$ 0.10 $ 0.10 $ 0.10

Statements of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 2,313 $ 5,410 $ 63,226 $ —
Dividends — unaffiliated ................................................. 1,515,938 726,575 1,153,000 —
Interest — unaffiliated ................................................... — — 619,130 214,180
Securities lending income — affiliated — net ................................... 8,239 3,970 7,357 —
Foreign taxes withheld .................................................. (85) (18,644) (75,261) —
Total investment income ...................................................
1,526,405 717,311 1,767,452 214,180
EXPENSES
Investment advisory .................................................... 370,700 394,968 315,870 183,351
Transfer agent ........................................................ 136,127 148,104 126,219 2,433
Professional ......................................................... 29,082 31,249 53,707 29,005
Accounting services .................................................... 28,437 29,463 116,276 18,699
Custodian ........................................................... 14,642 7,285 171,729 5,059
Directors and Officer ................................................... 3,668 3,715 3,925 3,488
Miscellaneous ........................................................ 9,733 9,947 21,119 10,720
Total expenses excluding dividend expense ......................................
592,389 624,731 808,845 252,755
Dividend expense — unaffiliated ............................................ — — 2,476 —
Total expenses .........................................................
592,389 624,731 811,321 252,755
Less: – – – –
Transfer agent fees reimbursed by the Manager ............................... (96,488) (103,001) (123,692) —
Fees waived and/or reimbursed by the Manager ............................... (387) (780) (199,264) (107,735)
Total expenses after fees waived and/or reimbursed ................................
495,514 520,950 488,365 145,020
Net investment income ....................................................
1,030,891 196,361 1,279,087 69,160
REALIZED AND UNREALIZED GAIN (LOSS) $ (49,696,940) $ (90,468,541) $ (32,344,924) $ 1,076
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (3,394) $ (672) $ (197,975) $ —
Investments — unaffiliated
(b)
............................................ 3,094,413 2,393,859 3,498,259 1,076
Forward foreign currency exchange contracts ................................. — — (2,059,612) —
Foreign currency transactions ........................................... — (739) 387,900 —
Futures contracts .................................................... (382,264) — 911,888 —
Options written ..................................................... — — 599,806 —
Short sales — unaffiliated .............................................. — — 103,583 —
Swaps   .......................................................... — — 1,943,675 —
2,708,755 2,392,448 5,187,524 1,076
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... (182) — (43,174) —
Investments — unaffiliated
(c)
............................................ (52,324,088) (92,860,887) (36,998,834) —
Forward foreign currency exchange contracts ................................. — — 194,782 —
Foreign currency translations ............................................ — (102) (3,048) —
Futures contracts .................................................... (81,425) — 80,725 —
Options written ..................................................... — — (260,985) —
Short sales — unaffiliated .............................................. — — 34,646 —
Swaps   .......................................................... — — (526,638) —
Unfunded floating rate loan interests ....................................... — — (3,458) —
Unfunded SPAC PIPE commitments ....................................... — — (6,464) —
(52,405,695) (92,860,989) (37,532,448) —
Net realized and unrealized gain (loss) .........................................
(49,696,940) (90,468,541) (32,344,924) 1,076
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ (48,666,049) $ (90,272,180) $ (31,065,837) $ 70,236
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund , if applicable of ................. $ — $ — $ (4,119) $ —
(c)
N et of increase in deferred foreign capital gain tax of .............................. $ — $ — $ (8,320) $ —
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2022

Financial Statements
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 1,120 $ 253,986 $ 4,713
Dividends — unaffiliated ................................................................. 9,854 2,671,380 —
Interest — unaffiliated ................................................................... 594,622 2,119,547 326,387
Securities lending income — affiliated — net ................................................... — 20,478 —
Foreign taxes withheld .................................................................. — (118,024) —
Total investment income ...................................................................
605,596 4,947,367 331,100
EXPENSES
Professional ......................................................................... 48,218 38,721 42,139
Investment advisory .................................................................... 41,365 899,768 78,522
Accounting services .................................................................... 34,792 68,672 31,390
Transfer agent ........................................................................ 17,220 340,213 31,852
Custodian ........................................................................... 7,624 33,313 4,102
Directors and Officer ................................................................... — 4,078 364
Miscellaneous ........................................................................ 11,507 22,387 11,349
Total expenses excluding interest expense .......................................................
160,726 1,407,152 199,718
Interest expense ...................................................................... — 50,506 —
Total expenses .........................................................................
160,726 1,457,658 199,718
Less: – – –
Fees waived and/or reimbursed by the Manager ............................................... (90,155) (17,267) (64,815)
Transfer agent fees reimbursed by the Manager ............................................... (14,741) (240,651) (29,177)
Total expenses after fees waived and/or reimbursed ................................................
55,830 1,199,740 105,726
Net investment income ....................................................................
549,766 3,747,627 225,374
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,881,591) $ (92,298,384) $ (4,493,969)
Net realized gain (loss) from:
Investments — affiliated ............................................................... $ — $ (1,082,924) $ —
Investments — unaffiliated ............................................................. (251,743) 10,695,397 (1,122,971)
Forward foreign currency exchange contracts ................................................. (25,313) 34,325 (8,372)
Foreign currency transactions ........................................................... (11,314) 22,220 (2,062)
Futures contracts .................................................................... 57,778 (881,764) (140,081)
Options written ..................................................................... (471) (32,021) 68,805
Short sales — unaffiliated .............................................................. — 1,085,146 —
Swaps   .......................................................................... (12,759) (507,269) (255,591)
(243,822) 9,333,110 (1,460,272)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — (1,016,379) —
Investments — unaffiliated ............................................................. (3,624,443) (96,478,576) (3,004,095)
Borrowed bonds .................................................................... — (259,223) —
Forward foreign currency exchange contracts ................................................. 2,090 (18,237) 798
Foreign currency translations ............................................................ (4,028) (34,907) (11,340)
Futures contracts .................................................................... 3,526 (507,465) 12,807
Options written ..................................................................... — 15,129 (86,677)
Swaps   .......................................................................... (14,722) (3,331,839) 54,810
Unfunded floating rate loan interests ....................................................... (192) 3 —
(3,637,769) (101,631,494) (3,033,697)
Net realized and unrealized loss ..............................................................
(3,881,591) (92,298,384) (4,493,969)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (3,331,825) $ (88,550,757) $ (4,268,595)
See notes to financial statements.

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage Large Cap Core
Portfolio BlackRock Capital Appreciation Portfolio
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 1,030,891 $ 1,831,908 $ 196,361 $ (57,008)
Net realized gain ........................................................ 2,708,755 43,291,860 2,392,448 45,159,886
Net change in unrealized appreciation (depreciation) ................................ (52,405,695) 8,571,732 (92,860,989) 5,534,661
Net increase (decrease) in net assets resulting from operations ...........................
(48,666,049) 53,695,500 (90,272,180) 50,637,539
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
— (43,635,511) — (44,528,696)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(10,709,832) 26,435,080 (13,586,871) 22,732,717
NET ASSETS
Total increase (decrease) in net assets ........................................... (59,375,881) 36,495,069 (103,859,051) 28,841,560
Beginning of period ........................................................
232,661,127 196,166,058 276,081,413 247,239,853
End of period ............................................................
$ 173,285,246 $ 232,661,127 $ 172,222,362 $ 276,081,413
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Global Allocation Portfolio
(a)
BlackRock Government Money Market
Portfolio
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,279,087 $ 2,695,523 $ 69,160 $ 9
Net realized gain ........................................................ 5,187,524 20,745,910 1,076 1,926
Net change in unrealized appreciation (depreciation) ................................ (37,532,448) (10,174,034) — —
Net increase (decrease) in net assets resulting from operations ...........................
(31,065,837) 13,267,399 70,236 1,935
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .........................
— (23,965,189) (69,160) (6,685)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(8,617,135) 2,656,095 (6,987,984) (5,124,383)
NET ASSETS
Total decrease in net assets .................................................. (39,682,972) (8,041,695) (6,986,908) (5,129,133)
Beginning of period ........................................................
192,499,694 200,541,389 103,785,788 108,914,921
End of period ............................................................
$ 152,816,722 $ 192,499,694 $ 96,798,880 $ 103,785,788
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock High Yield Portfolio BlackRock Sustainable Balanced Portfolio
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 549,766 $ 1,327,659 $ 3,747,627 $ 5,788,138
Net realized gain (loss) .................................................... (243,822) 846,289 9,333,110 76,096,787
Net change in unrealized appreciation (depreciation) ................................ (3,637,769) (615,086) (101,631,494) 714,655
Net increase (decrease) in net assets resulting from operations ...........................
(3,331,825) 1,558,862 (88,550,757) 82,599,580
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain: ................................. (565,892) (1,327,555) — (83,358,664)
Return of capital: ........................................................ — (12,493) — —
Decrease in net assets resulting from distributions to shareholders .........................
(565,892) (1,340,048) — (83,358,664)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(1,288,872) (4,286,279) (25,595,408) 29,071,679
NET ASSETS
Total increase (decrease) in net assets ........................................... (5,186,589) (4,067,465) (114,146,165) 28,312,595
Beginning of period ........................................................
24,851,463 28,918,928 552,083,480 523,770,885
End of period ............................................................
$ 19,664,874 $ 24,851,463 $ 437,937,315 $ 552,083,480
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 225,374 $ 386,863
Net realized gain (loss) .................................................................................. (1,460,272) 69,867
Net change in unrealized appreciation (depreciation) .............................................................. (3,033,697) (1,144,429)
Net decrease in net assets resulting from operations ................................................................
(4,268,595) (687,699)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(261,950) (591,044)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(4,335,421) (4,852,345)
NET ASSETS
Total decrease in net assets ................................................................................ (8,865,966) (6,131,088)
Beginning of period ......................................................................................
47,644,129 53,775,217
End of period ..........................................................................................
$ 38,778,163 $ 47,644,129
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 27.24  $ 26.14  $ 23.90  $ 19.76  $ 24.31  $ 27.15
Net investment income
(a)
.........
0.12 0.25 0.28 0.35 0.38
(b)
0.40
Net realized and unrealized gain (loss)
(5.98) 6.98 4.43 5.38 (1.62) 5.58
Net increase (decrease) from investment
operations ................ (5.86) 7.23  4.71  5.73  (1.24) 5.98
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.25) (0.34) (0.34) (0.39) (0.41)
From net realized gain ...........
—  (5.88) (2.13) (1.25) (2.92) (8.41)
Total distributions ............... —  (6.13) (2.47) (1.59) (3.31) (8.82)
Net asset value, end of period ...... $ 21.38  $ 27.24  $ 26.14  $ 23.90  $ 19.76  $ 24.31
Total Return
(d)
(21.51)% 28.43% 19.99% 29.09% (5.11)% 22.24%
Based on net asset value .......... (21.51)%
(e)
28.43% 19.99% 29.09% (5.11)% 22.24%
Ratios to Average Net Assets
(f)
Total expenses .................
0.59%
(g)
0.57% 0.59% 0.60% 0.63% 0.63%
Total expenses after fees waived and/or
reimbursed ..................
0.50%
(g)
0.47% 0.49% 0.50% 0.50% 0.50%
Net investment income ...........
1.03%
(g)
0.85% 1.18% 1.52% 1.51%
(b)
1.35%
Supplemental Data
Net assets, end of period (000) ...... $ 173,285  $ 232,661  $ 196,166  $ 188,907  $ 161,413  $ 187,538
Portfolio turnover rate ............ 62% 116% 124% 131% 151% 154%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Capital Appreciation Portfolio
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 57.19  $ 56.30  $ 43.39  $ 36.63  $ 40.56  $ 33.61
Net investment income (loss)
(a)
....
0.04 (0.01) (0.00)
(b)
0.06 0.15
(c)
0.12
(d)
Net realized and unrealized gain
(loss) ...................
(19.21) 11.61 17.32 11.86 0.83 11.11
Net increase (decrease) from investment
operations ............... (19.17) 11.60  17.32  11.92  0.98  11.23
Distributions
(e)
– – – – – –
From net investment income .....
—  (0.02) (0.01) (0.05) (0.14) (0.12)
From net realized gain ..........
—  (10.69) (4.40) (5.11) (4.77) (4.16)
Total distributions .............. —  (10.71) (4.41) (5.16) (4.91) (4.28)
Net asset value, end of period ..... $ 38.02  $ 57.19  $ 56.30  $ 43.39  $ 36.63  $ 40.56
Total Return
(f)
(33.52)% — — — — —
Based on net asset value ......... (33.52)%
(g)
21.22% 40.16% 32.79% 2.42% 33.62%
Ratios to Average Net Assets
(h)
Total expenses ................
0.59%
(i)
0.57% 0.59% 0.58% 0.59% 0.60%
Total expenses after fees waived and/or
reimbursed .................
0.49%
(i)
0.47% 0.49% 0.48% 0.49% 0.51%
Net investment income (loss) ......
0.18%
(i)
(0.02)% (0.01)% 0.13% 0.33%
(c)
0.29%
(d)
Supplemental Data
Net assets, end of period (000) ..... $ 172,222  $ 276,081  $ 247,240  $ 195,938  $ 162,866  $ 170,830
Portfolio turnover rate ........... 36% 41% 38% 42% 45% 48%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.22%, respectively, resulting from a non-recurring dividend.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Global Allocation Portfolio
(a)
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 16.85  $ 17.96  $ 16.03  $ 14.20  $ 16.42  $ 14.60
Net investment income
(b)
.........
0.11 0.25 0.18 0.27 0.27 0.25
Net realized and unrealized gain (loss)
(2.90) 0.97 3.15 2.28 (1.44) 1.80
Net increase (decrease) from investment
operations ................ (2.79) 1.22  3.33  2.55  (1.17) 2.05
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.22) (0.26) (0.24) (0.24) (0.23)
From net realized gain ...........
—  (2.11) (1.14) (0.48) (0.81) —
Total distributions ............... —  (2.33) (1.40) (0.72) (1.05) (0.23)
Net asset value, end of period ...... $ 14.06  $ 16.85  $ 17.96  $ 16.03  $ 14.20  $ 16.42
Total Return
(d)
(16.56)% 6.79% 20.95% 18.05% (7.27)% 14.05%
Based on net asset value .......... (16.56)%
(e)
6.79% 20.95% 18.05% (7.27)% 14.05%
Ratios to Average Net Assets
(f)
Total expenses .................
0.95%
(g)
0.87% 0.83% 0.79% 0.78% 0.79%
Total expenses after fees waived and/or
reimbursed ..................
0.57%
(g)
0.58% 0.58% 0.57% 0.58% 0.58%
Total expenses after fees waived and/
or reimbursed and excluding dividend
expenses, broker fees and expenses on
short sales, interest expenses and stock
loan fees ....................
0.57%
(g)
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ...........
1.50%
(g)
1.34% 1.08% 1.72% 1.67% 1.56%
Supplemental Data
Net assets, end of period (000) ...... $ 152,817  $ 192,500  $ 200,541  $ 185,582  $ 173,983  $ 211,555
Portfolio turnover rate
(h)
........... 40% 134% 159% 207% 145% 129%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
40% 123% 158% 207% 145% 129%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Government Money Market Portfolio
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0007 0.0000
(a)
0.0026 0.0177 0.0139 0.0044
Net realized gain ..............
0.0000
(a)
0.0001 0.0000 0.0000
(a)
0.0000
(a)
0.0000
(a)
Net increase from investment operations 0.0007  0.0001  0.0026  0.0177  0.0139  0.0044
Distributions
(b)
– – – – – –
From net investment income ......
(0.0007) (0.0001) (0.0026) (0.0177) (0.0139) (0.0044)
From net realized gain ...........
—  (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
—  (0.0000)
(c)
Total distributions ............... (0.0007) (0.0001) (0.0026) (0.0177) (0.0139) (0.0044)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.07% — — — — —
Based on net asset value .......... 0.07%
(e)
0.01% 0.26% 1.78% 1.41% 0.45%
Ratios to Average Net Assets
Total expenses .................
0.51%
(f)
0.50% 0.62% 0.62% 0.64% 0.70%
Total expenses after fees waived and/or
reimbursed ..................
0.29%
(f)
0.08% 0.33% 0.50% 0.50% 0.50%
Net investment income ...........
0.14%
(f)
0.00%
(g)
0.28% 1.77% 1.41% 0.44%
Supplemental Data
Net assets, end of period (000) ...... $ 96,799  $ 103,786  $ 108,915  $ 112,454  $ 131,361  $ 107,299
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock High Yield Portfolio
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of pe riod
$ 5.59  $ 5.54  $ 5.43  $ 5.00  $ 5.42  $ 5.31
Net investment income
(a)
........
0.13 0.27 0.29 0.31 0.30 0.30
Net realized and unrealized gain (loss)
(0.89) 0.05 0.11 0.43 (0.42) 0.12
Net increase (decrease) from investment
operations ............... (0.76) 0.32  0.40  0.74  (0.12) 0.42
Distributions
(b)
– – – – – –
From net investment income .....
(0.13) (0.27) (0.29) (0.31) (0.30) (0.31)
Return of capital .............. —  (0.00)
(c)
—  —  (0.00)
(c)
—
Total distributions .............. (0.13) (0.27) (0.29) (0.31) (0.30) (0.31)
Net asset value, end of period ..... $ 4.70  $ 5.59  $ 5.54  $ 5.43  $ 5.00  $ 5.42
Total Return
(d)
(13.76)% — — — — —
Based on net asset value ......... (13.76)%
(e)
5.93% 7.80% 15.04% (2.31)%
(f)
7.95%
Ratios to Average Net Assets
(g)
Total expenses ................
1.44%
(h)
1.46% 1.27% 1.15% 1.98% 1.34%
Total expenses after fees waived and/or
reimbursed .................
0.50%
(h)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ..........
4.92%
(h)
4.83% 5.48% 5.76% 5.66% 5.53%
Supplemental Data
Net assets, end of period (000) ..... $ 19,665  $ 24,851  $ 28,919  $ 30,673  $ 27,068  $ 32,005
Portfolio turnover rate ........... 32% 55% 89% 74% 67% 73%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Sustainable Balanced Portfolio
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 16.67  $ 16.79  $ 15.86  $ 13.97  $ 15.81  $ 16.87
Net investment income
(a)
.........
0.12 0.19 0.25 0.33 0.32 0.31
Net realized and unrealized gain (loss)
(2.86) 2.59 2.23 2.75 (0.73) 2.14
Net increase (decrease) from investment
operations ................ (2.74) 2.78  2.48  3.08  (0.41) 2.45
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.19) (0.29) (0.33) (0.31) (0.34)
From net realized gain ...........
—  (2.71) (1.26) (0.86) (1.12) (3.17)
Total distributions ............... —  (2.90) (1.55) (1.19) (1.43) (3.51)
Net asset value, end of period ...... $ 13.93  $ 16.67  $ 16.79  $ 15.86  $ 13.97  $ 15.81
Total Return
(c)
(16.44)% — — — — —
Based on net asset value .......... (16.44)%
(d)
16.65% 15.75% 22.06% (2.66)% 14.59%
Ratios to Average Net Assets
(e)
Total expenses .................
0.60%
(f)
0.59% 0.61% 0.63% 0.64% 0.66%
Total expenses after fees waived and/or
reimbursed ..................
0.49%
(f)
0.49% 0.50% 0.52% 0.52% 0.53%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.47%
(f)
0.48% 0.48% 0.49% 0.49% 0.49%
Net investment income ...........
1.54%
(f)
1.08% 1.56% 2.08% 1.98% 1.75%
Supplemental Data
Net assets, end of period (000) ...... $ 437,937  $ 552,083  $ 523,771  $ 500,622  $ 453,030  $ 511,193
Portfolio turnover rate
(g)
........... 159% 343% 345% 320% 280% 332%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
129% 218% 238% 228% 211% 248%

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 11.22  $ 11.51  $ 11.01  $ 10.58  $ 10.80  $ 10.86
Net investment income
(a)
.........
0.06 0.09 0.20 0.27 0.25 0.21
Net realized and unrealized gain (loss)
(1.10) (0.25) 0.53 0.44 (0.17) (0.02)
Net increase (decrease) from investment
operations ................ (1.04) (0.16) 0.73  0.71  0.08  0.19
Distributions from net investment
income
(b)
............ (0.07) (0.13) (0.23) (0.28) (0.30) (0.25)
Net asset value, end of period ...... $ 10.11  $ 11.22  $ 11.51  $ 11.01  $ 10.58  $ 10.80
Total Return
(c)
(9.33)% — — — — —
Based on net asset value .......... (9.33)%
(d)
(1.36)% 6.64% 6.78% 0.77% 1.72%
Ratios to Average Net Assets
(e)
Total expenses .................
0.94%
(f)
0.84% 1.02% 1.47% 1.69% 1.15%
Total expenses after fees waived and/or
reimbursed ..................
0.50%
(f)
0.50% 0.59% 1.02% 0.86% 0.63%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.50%
(f)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ...........
1.06%
(f)
0.78% 1.71% 2.45% 2.39% 1.89%
Supplemental Data
Net assets, end of period (000) ...... $ 38,778  $ 47,644  $ 53,775  $ 54,333  $ 53,941  $ 54,580
Portfolio turnover rate
(g)
........... 354% 722% 629% 658% 728% 1,058%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
210% 383% 386% 425% 434% 694%

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of
2 separate portfolios. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Capital Appreciation, Global Allocation, Government Money Market and Sustainable Balanced, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
High Yield and U.S. Government Bond, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
On November 9, 2021, the Board of Directors of Series Fund approved a proposal to change the name of BlackRock Balanced Capital Portfolio to BlackRock Sustainable
Balanced Portfolio and certain changes to the Fund’s investment strategy and process. These changes became effective on April 8, 2022.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation include the accounts of BlackRock Cayman Global Allocation Portfolio I,
Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of Global Allocation and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation may invest up to
25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $5,189,120, which is 3.4% of Global Allocation's consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Global
Allocation, except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis . For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock Sustainable Balanced Portfolio ....................... Series Fund Sustainable Balanced Diversified
BlackRock U.S. Government Bond Portfolio ...................... Series Fund II U.S. Government Bond Diversified

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions:  For Government Money Market, High Yield and U.S. Government Bond, distributions from net investment income are declared daily and paid monthly. For
Advantage Large Cap Core, Capital Appreciation, Global Allocation and Sustainable Balanced, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Global Allocation's Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the
Subsidiary in any taxable year, the loss will generally not be available to offset ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “ Plan”) approved by the Board of Directors of Series Fund II, the directors who are not
“interested persons” of High Yield and U.S. Government Bond, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock
Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield and U.S. Government Bond, as applicable.
Deferred compensation liabilities, if any, are included in the Directors' and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the
Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Global Allocation has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Global Allocation may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Boards of Directors of the Companies (each, a "Board" and together, the “Boards”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by each Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is
the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market's investments are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market) assets and liabilities:

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published NAV.
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backe d securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets . Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital struct ure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involv e foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fun d is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2022 , Global Allocation had outstanding commitments of $56,000. These commitments are not included in the net assets of Global Allocation as of June 30 2022.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation OD Intermediate SUBI Holdco II LLC, Term Loan ........... $ 156,159 $ 150,886 $ 147,883 $ (3,003)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under an MRA, which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
Short Sale Transactions (Borrowed Bonds): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security.
When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Short Sale Transactions (Equities): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Advantage Large Cap Core
Barclays Capital, Inc. .......................... $ 233,802 $ (233,802) $ — $ —
Citigroup Global Markets, Inc. .................... 17,863 (17,863) — —
Credit Suisse Securities (USA) LLC ................ 78,714 (78,714) — —
J.P. Morgan Securities LLC ...................... 755,255 (755,255) — —
Morgan Stanley .............................. 1,095,763 (1,095,763) — —
National Financial Services LLC ................... 64,232 (64,232) — —
$ 2,245,629 $ (2,245,629) $ — $ —
Capital Appreciation
J.P. Morgan Securities LLC ...................... 109,940 (109,940) — —
SG AMERICAS Securities LLC ................... 13,192 (13,110) — 82
$ 123,132 $ (123,050) $ — $ 82
Global Allocation
Barclays Capital, Inc. .......................... 1,676 (1,676) — —
Citigroup Global Markets, Inc. .................... 71,515 (71,515) — —
Goldman Sachs & Co. LLC ...................... 18,291 (18,291) — —
J.P. Morgan Securities LLC ...................... 698,246 (698,246) — —
Jefferies LLC ............................... 4,548 (4,548) — —
Morgan Stanley .............................. 686,610 (686,610) — —
Toronto Dominion Bank ........................ 261,450 (261,450) — —
$ 1,742,336 $ (1,742,336) $ — $ —
Sustainable Balanced
Barclays Capital, Inc. .......................... 504,200 (504,200) — —
BofA Securities, Inc. ........................... 1,891,571 (1,891,571) — —
Citigroup Global Markets, Inc. .................... 74,488 (74,488) — —
Credit Suisse Securities (USA) LLC ................ 604,789 (604,789) — —
Goldman Sachs & Co. LLC ...................... 376,695 (376,303) — 392
J.P. Morgan Securities LLC ...................... 555,523 (555,523) — —
Morgan Stanley .............................. 709,310 (709,310) — —
Nomura Securities International, Inc. ............... 63,488 (63,488) — —
State Street Bank & Trust Co. .................... 1,733,257 (1,733,257) — —
$ 6,513,321 $ (6,512,929) $ — $ 392
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of
Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2022. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the seven combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the seven combined Funds that falls within that breakpoint level by the
Average Daily Net Assets of the Seven Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................. 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

aggregate average daily net assets of the seven combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Subsidiary of Global Allocation. The Manager does not receive separate compensation from the
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
With respect to each of High Yield and U.S. Government Bond, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
With respect to Sustainable Balanced, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BSL”) (collectively, the
“Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Sustainable Balanced for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Sustainable Balanced to the Manager.
With respect to Global Allocation, the Manager entered into a sub-advisory agreement with BSL, an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of Global Allocation for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Distribution Fees: The Company , on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of the Funds, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the six months ended June 30, 2022 , the Funds did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's (other than Government Money Market) assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Fund Name Amounts Waived
Advantage Large Cap Core .............................................................................................. $ 387
Capital Appreciation ................................................................................................... 780
Global Allocation ..................................................................................................... 5,496
High Yield .......................................................................................................... 171
Sustainable Balanced .................................................................................................. 11,771
U.S. Government Bond ................................................................................................. 1,113
Fund Name Amount Waived
Global Allocation ......................................................................................................... $ 2,040
Sustainable Balanced ...................................................................................................... 5,496
Fund Name
Advantage Large Cap Core ........................................................................................... 0.04%
Capital Appreciation ................................................................................................ 0.04
Global Allocation .................................................................................................. 0.04
Government Money Market ........................................................................................... 0.02
High Yield ....................................................................................................... 0.05
Sustainable Balanced ............................................................................................... 0.04
U.S. Government Bond .............................................................................................. 0.05

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed in the
Statements of Operations. For the six months ended June 30, 2022, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2022, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the Statements of Operations:
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended June 30, 2022, fees waived and/or reimbursed by the Manager were $102,288, for Government Money Market.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Fund Name
Advantage Large Cap Core .................................................................................................. $ 93,699
Capital Appreciation ....................................................................................................... 103,001
Global Allocation ......................................................................................................... 89,652
High Yield .............................................................................................................. 9,162
Sustainable Balanced ...................................................................................................... 240,651
U.S. Government Bond ..................................................................................................... 18,774
Fund Name
Advantage Large Cap Core ................................................................................................... 0.50%
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.50
High Yield ............................................................................................................... 0.50
Sustainable Balanced ....................................................................................................... 0.50
U.S. Government Bond ...................................................................................................... 0.50
Fund Name
Fees waived
and/or reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 191,728
Government Money Market .................................................................................................. 5,447
High Yield .............................................................................................................. 89,984
U.S. Government Bond ..................................................................................................... 63,702
Fund Name
Transfer agent
fees reimbursed
Advantage Large Cap Core .................................................................................................. $ 2,789
Global Allocation ......................................................................................................... 34,040
High Yield .............................................................................................................. 5,579
U.S. Government Bond ..................................................................................................... 10,403

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Pursuant to the current securities lending agreement, Advantage Large Cap Core, Capital Appreciation and Sustainable Balanced retain 81% of securities lending income
(which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Large Cap Core, Capital Appreciation and Sustainable Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Allocation, Government Money Market, High Yield and U.S. Government Bond retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset or Fixed-Income
Complexes, as applicable, in a calendar year exceeds a specified threshold, Global Allocation, Government Money Market, High Yield and U.S. Government Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income
(which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2022, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Boards.
During the period ended June 30, 2022, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Companies' Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 1,919
Capital Appreciation ....................................................................................................... 908
Global Allocation ......................................................................................................... 1,588
Sustainable Balanced ...................................................................................................... 4,769
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 7,149,625 $ 3,838,329 $ 382,345
High Yield ........................................................................... — 160,630 (16,732)
Sustainable Balanced ................................................................... 3,271,178 1,615,378 157,192

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
For the six months ended June 30, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Companies, on behalf of the Funds (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 125,301,504 $ 134,908,749
Capital Appreciation .................................................... — — 77,507,950 92,225,531
Global Allocation ...................................................... 2,480,889 1,768,992 55,844,117 90, 9 31 , 86 8
High Yield ........................................................... — — 6,942,509 7,945,090
Sustainable Balanced ................................................... 41,503,779 28,459,355 700,062,322 768,973,107
U.S. Government Bond .................................................. 9,495,494 12,788,492 144,156,752 145,185,870
Fund Name Purchases Sales
Sustainable Balanced ................................................................................... $ 142,148,591 $ 142,372,119
U.S. Government Bond .................................................................................. 6 2, 652 , 9 91 6 2,7 34 , 528
Fund Name
Non-expiring
Capital Loss
Carryforwards
High Yield ............................................................................................................. $ 1,319,483
U.S. Government Bond .................................................................................................... 1,298,490
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 184,137,182 $ 13,013,251 $ (21,753,849) $ (8,740,598)
Capital Appreciation ............................................... 143,831,792 41,976,057 (13,208,295) 28,767,762
Global Allocation .................................................. 162,288,581 10,064,758 (18,878,492) (8,813,734)
High Yield ...................................................... 22,096,652 103,331 (2,994,704) (2,891,373)
Sustainable Balanced .............................................. 488,499,450 8,504,552 (48,954,157) (40,449,605)
U.S. Government Bond ............................................. 48,701,871 345,668 (2,459,616) (2,113,948)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
Six Months Ended
06/30/2022
Year Ended
12/31/21
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 51,579 $ 1,277,017 71,502 $ 2,125,015
Shares issued in reinvestment of distributions ........................ — — 1,619,780 43,635,511
Shares redeemed (485,762) (11,986,849) (655,840) (19,325,446)
(434,183) $ (10,709,832) 1,035,442 $ 26,435,080
Capital Appreciation
Shares sold 11,234 $ 525,519 38,342 $ 2,387,063
Shares issued in reinvestment of distributions ........................ — — 786,980 44,528,696
Shares redeemed (308,907) (14,112,391) (389,754) (24,183,042)
(297,673) $ (13,586,872) 435,568 $ 22,732,717

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/2022
Year Ended
12/31/21
Fund Name/Share Class Shares Amount Shares Amount
Global Allocation
Shares sold 32,577 $ 515,490 88,373 $ 1,655,174
Shares issued in reinvestment of distributions ........................ — — 1,404,207 23,965,189
Shares redeemed (592,030) (9,132,625) (1,230,719) (22,964,268)
(559,453) $ (8,617,135) 261,861 $ 2,656,095
Government Money Market
Shares sold 33,428,789 $ 33,428,789 72,065,083 $ 72,065,083
Shares issued in reinvestment of distributions ........................ 69,160 69,160 6,685 6,685
Shares redeemed (40,485,933) (40,485,933) (77,196,151) (77,196,151)
(6,987,984) $ (6,987,984) (5,124,383) $ (5,124,383)
High Yield
Shares sold 350,847 $ 1,792,079 138,883 $ 775,080
Shares issued in reinvestment of distributions ........................ 107,341 568,644 244,607 1,364,196
Shares redeemed (723,159) (3,649,595) (1,156,560) (6,425,555)
(264,971) $ (1,288,872) (773,070) $ (4,286,279)
Sustainable Balanced
Shares sold 27,068 $ 405,527 199,339 $ 3,639,248
Shares issued in reinvestment of distributions ........................ — — 4,951,025 83,358,664
Shares redeemed (1,706,996) (26,000,935) (3,233,467) (57,926,233)
(1,679,928) $ (25,595,408) 1,916,897 $ 29,071,679
U.S. Government Bond
Shares sold 115,609 $ 1,198,980 343,025 $ 3,878,541
Shares issued in reinvestment of distributions ........................ 22,702 240,580 54,428 616,199
Shares redeemed (548,331) (5,774,982) (825,371) (9,347,085)
(410,020) $ (4,335,422) (427,918) $ (4,852,345)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund, Inc. (the “Corporation”) met on April
20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Corporation, on behalf of BlackRock Advantage Large Cap Core Portfolio (“Large Cap Core Portfolio”), BlackRock Sustainable Balanced Portfolio (“Sustainable
Balanced Portfolio”), BlackRock Capital Appreciation Portfolio (“Capital Appreciation Portfolio”), BlackRock Global Allocation Portfolio (“Global Allocation Portfolio”) and
BlackRock Government Money Market Portfolio (“Government Money Market Portfolio” and together with the Large Cap Core Portfolio, the Sustainable Balanced Portfolio,
the Capital Appreciation Portfolio and the Global Allocation Portfolio, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to Sustainable
Balanced Portfolio (the “BIL Sub-Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to Sustainable
Balanced Portfolio and Global Allocation Portfolio (the “BSL Sub-Advisory Agreements” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”).
The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to Large Cap Core Portfolio, Sustainable Balanced Portfolio, Capital Appreciation Portfolio and Global Allocation
Portfolio, the respective Morningstar open-end fund category (“Morningstar Open-End Category”); and, with respect to Government Money Market Portfolio, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Large Cap Core Portfolio ranked in the second quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Sustainable Balanced Portfolio ranked in the second, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board also noted that effective April 8, 2022, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Balanced Capital Portfolio to BlackRock Sustainable Balanced Portfolio.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation Portfolio ranked in the third, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Global Allocation Portfolio ranked in the fourth, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable period.
The Board reviewed Government Money Market Portfolio’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Large Cap Core Portfolio’s and Capital Appreciation Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Global Allocation Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that Sustainable Balanced Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense
Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the
Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board noted that if the size of the pertinent Fund or such other funds were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for each Fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to Sustainable Balanced Portfolio, and (iii) the BSL Sub-Advisory
Agreements between the Manager and BSL with respect to Sustainable Balanced Portfolio and Global Allocation Portfolio, each for a one-year term ending June 30, 2023.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund II, Inc. (the “Company”) met on April
14, 2022 (the “April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Company, on behalf of BlackRock High Yield Portfolio (the “High Yield Portfolio”) and BlackRock U.S. Government Bond Portfolio (the “U.S. Government Bond
Portfolio” and together with the High Yield Portfolio, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The
Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited
(the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory
Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the High Yield Portfolio ranked in the first quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High Yield Portfolio, and that
BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the U.S. Government Bond Portfolio ranked in the second, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the U.S. Government Bond Portfolio, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the High Yield Portfolio’s Expense Peers. The Board also noted that the High Yield Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield Portfolio, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board noted that if the size of the High Yield Portfolio, or such other funds were to decrease, the High Yield Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Portfolio’s total expenses as a percentage of the High Yield Portfolio’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield Portfolio.
The Board noted that the U.S. Government Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the U.S. Government Bond Portfolio’s Expense Peers. The Board also noted that the U.S. Government
Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the U.S. Government Bond Portfolio, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond Portfolio, or such other funds were to decrease, the U.S. Government Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S. Government Bond Portfolio’s total expenses as a percentage of the U.S. Government Bond Portfolio’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the U.S.
Government Bond Portfolio.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market Portfolio) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(c)
New York, NY 10179
Brown Brothers Harriman & Co.
(d)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(e)
New York, NY 10019
Willkie Farr & Gallagher LLP
(f)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield Portfolio, BlackRock Sustainable Balanced Portfolio and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Sustainable Balanced Portfolio.
(c)
For all Funds except BlackRock Global Allocation Portfolio.
(d)
For BlackRock Global Allocation Portfolio.
(e)
For BlackRock Advantage Large Cap Core Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio, BlackRock Government Money Market Portfolio and
BlackRock Sustainable Balanced Portfolio.
(f)
For BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

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This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency.
BlackRock Government Money Market Portfolio's sponsor has no legal obligation to provide financial support to the
Portfolio. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960. BlackRock Government
Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.
Series8-6/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: August 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: August 12, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund II, Inc.

Date: August 12, 2022